     As filed with the Securities and Exchange Commission on April 25, 2018


                                       Registration Numbers 333-152194/811-21262
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 11
                                    AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 213


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                                 ------------
                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                                  (Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (980) 365-7100



                                 ------------

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581

                    (Name and Address of Agent for Service)


                                   Copies to:

                                 Dodie C. Kent
                         Eversheds Sutherland (US) LLP
                         The Grace Building, 40th Floor
                          1114 Avenue of the Americas
                            New York, NY 10036-7703

                 Approximate Date of Proposed Public Offering:

             On April 30, 2018 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             GOLD TRACK PROSPECTUS

This prospectus describes Gold Track, a flexible premium variable annuity contract (the "Contract") issued by Brighthouse Life Insurance Company (the "Company", "Our", "Us" or "We"). The Contract is used in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and non-qualified deferred compensation Plans. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments.


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through Brighthouse Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio -- Class C
     American Funds(R) Growth Allocation Portfolio -- Class C
     American Funds(R) Moderate Allocation Portfolio -- Class C
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class B

     Harris Oakmark International Portfolio -- Class A

     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Loomis Sayles Global Markets Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class 2
     Dynamic Capital Appreciation Portfolio -- Service Class 2
     Equity-Income Portfolio -- Initial Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES

     Janus Henderson Enterprise Portfolio
     Janus Henderson Global Research Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2018

We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266
or call 1-800-842-9406. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                        PROSPECTUS DATED: APRIL 30, 2018

                               TABLE OF CONTENTS






                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   13
The Annuity Contract and Your Retirement Plan................   13
  403(b) Plan Terminations...................................   14
  Other Plan Terminations....................................   14
The Annuity Contract.........................................   14
  Contract Owner Inquiries...................................   15
  Allocated Contracts........................................   15
  Unallocated Contracts......................................   15
  Purchase Payments..........................................   15
  Purchase Payments ---- Section 403(b) Plans................   16
  Accumulation Units.........................................   16
  The Funding Options........................................   17
  Underlying Funds Which Are Fund of Funds...................   23
Charges and Deductions.......................................   23
  General....................................................   23
  Contingent Deferred Sales Charge / Surrender Charge........   24
  Free Withdrawal Allowance..................................   25
  Mortality and Expense Risk Charge..........................   25
  Underlying Fund Fees and Expenses..........................   25
  Variable Liquidity Benefit Charge..........................   25
  Administrative Charge......................................   26
  TPA Administrative Charges.................................   26
  Premium Tax................................................   26
  Income Taxes...............................................   26
  Changes in Taxes Based upon Premium or Value...............   26
  Account Reduction Loan Fees................................   27
Transfers....................................................   27
  Restrictions on Transfers..................................   27
  Dollar Cost Averaging......................................   29
Access to Your Money.........................................   30
  Systematic Withdrawals.....................................   30
  Account Reduction Loans....................................   31
Ownership Provisions.........................................   31
  Types of Ownership.........................................   31
  Contract Owner.............................................   31
  Beneficiary................................................   31
  Annuitant..................................................   31
  Abandoned Property Requirements............................   32
Death Benefit................................................   32
  Death Benefit Proceeds Prior to the Maturity Date..........   32
  Payment of Proceeds........................................   32
  Death Proceeds after the Maturity Date.....................   34
The Annuity Period...........................................   34
  Maturity Date..............................................   34


                                                              PAGE
                                                              -----
  Variable Annuity...........................................   34
  Fixed Annuity..............................................   35
  Election of Options........................................   35
  Retired Life Certificate...................................   35
  Allocation of Cash Value During the Annuity Period.........   35
  Annuity Options............................................   35
  Variable Liquidity Benefit.................................   36
Miscellaneous Contract Provisions............................   37
  Right to Return............................................   37
  Termination of Allocated Contracts.........................   37
  Contract Exchanges.........................................   38
  Contract Value.............................................   39
  Suspension of Payments.....................................   39
  Misstatement...............................................   39
  Funding Options............................................   39
  Cybersecurity Risks........................................   39
The Separate Account.........................................   40
  Performance Information....................................   40
Federal Tax Considerations...................................   41
  Qualified Annuity Contracts................................   41
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b)........................................   45
Other Information............................................   47
  The Insurance Company......................................   47
  Financial Statements.......................................   47
  Distribution of the Contracts..............................   47
  Conformity with State and Federal Laws.....................   49
  Voting Rights..............................................   49
  Contract Modification......................................   49
  Postponement of Payment (the "Emergency
    Procedure")..............................................   49
  Restrictions on Financial Transactions.....................   50
  Legal Proceedings..........................................   50
Appendix A: Condensed Financial Information for
  Brighthouse Separate Account Eleven for Variable
  Annuities..................................................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Underlying Funds WIth Different Legal And
  Marketing Names............................................  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant....................  E-1
Appendix F: Competing Funds..................................  F-1
Appendix G: Premium Tax Table................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- Brighthouse Life Insurance Company.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.


CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).


CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.


HOME OFFICE -- the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.


PLAN -- for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401, 403, or 457 of the Code.


PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.


PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality on Purchase Payments.


PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Section 401, 403, or 457 of the Code.


SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.


UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day,

President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as "Business Days."


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                               GOLD TRACK ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by Brighthouse Life Insurance Company is intended for retirement savings or other long-term investment purposes.


The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor Our general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.


During the payout phase You may choose to receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed. During the payout phase, You have the same investment choices You had during the accumulation phase.


WHO CAN PURCHASE THIS CONTRACT? The Contract is used in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403 or 457 of the Code). The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits. The Contract is not available to new purchasers.


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower, and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede this prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.


The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value (including charges) within ten days after You receive it (the "right to return period"). If You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, We may deduct a semi-annual Contract administrative charge of $15. A maximum Subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semi-annual Contract administrative charge, depending upon the terms of Your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract, either a deferred sales charge or a surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

During the Annuity Period, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.


For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies before the Annuity Period upon the first death of the Contract Owner, joint Contract Owner, or Annuitant. The amount of the death benefit payable upon such death is described under "Death Benefit" in this prospectus. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the Annuity Period, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the Annuity Period begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see "Death Proceeds After the Maturity Date" for more information). We calculate the death benefit value at the close of the Business Day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of this prospectus for more details.)


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions--see Appendix G).



CONTRACT OWNER TRANSACTION EXPENSES


                                                 YEARS SINCE
    CONTINGENT DEFERRED SALES CHARGE        PURCHASE PAYMENT MADE     PERCENTAGE
----------------------------------------   -----------------------   -----------
  As a percentage of Purchase Payments              0-5                  5%
                                                     6+                  0%

                                       OR


             SURRENDER CHARGE                CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

ACCOUNT REDUCTION LOAN INITIATION FEE(1) $75.00
------------
(1)   Loans will be charged an initial set-up fee of $75.00.


VARIABLE LIQUIDITY BENEFIT CHARGE(2): 5%
(2) This withdrawal charge only applies when You make a surrender after beginning to receive Annuity Payments. The charge is as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (allocated Contracts only)                         $15

                                    AND / OR


FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(3)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                           1.30%


(3) We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.14% for the Subaccount investing in the ClearBridge Aggressive Growth Portfolio of the Brighthouse Funds Trust I; 15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A of the Brighthouse Funds Trust II; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Markets Portfolio -- Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio -- Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio - Class E of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in Oppenheimer Global Equity Portfolio- Class A of the Brighthouse Funds Trust I.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.42%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.52%         0.25%      0.03%
 American Funds Growth Fund..................    0.33%         0.25%      0.02%
 American Funds Growth-Income Fund...........    0.26%         0.25%      0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C.......................    0.06%         0.55%      --



                                                                TOTAL       FEE WAIVER    NET TOTAL
                                                 ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                 FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........   --             0.80%           --          0.80%
 American Funds Growth Fund..................   --             0.60%           --          0.60%
 American Funds Growth-Income Fund...........   --             0.53%           --          0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C....................... 0.42%            1.03%           --          1.03%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.88%       --           0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%          0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................    0.55%       --           0.03%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.55%     0.25%          0.03%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --           0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --           0.06%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................    0.70%       --           0.08%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................    0.65%     0.25%          0.04%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................    0.66%       --           0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --           0.50%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E............................    0.35%     0.15%          0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B............................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A............................    0.46%       --           0.08%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- -------------- ----------- --------------- -----------
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --            1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --            1.02%
 BlackRock High Yield Portfolio -- Class A........   --             0.67%       --            0.67%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --            1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.07%            1.11%     0.01%           1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             0.99%     0.05%           0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%           0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --            0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................   --             0.58%     0.02%           0.56%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.83%     0.02%           0.81%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%           0.79%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.02%           0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%           0.74%
 Loomis Sayles Global Markets Portfolio --
  Class A.........................................   --             0.78%       --            0.78%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             0.99%     0.10%           0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+...........................   --             0.94%     0.02%           0.92%
 Oppenheimer Global Equity Portfolio --
  Class A.........................................   --             0.70%     0.10%           0.60%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             0.97%     0.01%           0.96%
 PIMCO Total Return Portfolio -- Class B..........   --             0.81%     0.03%           0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%     0.03%           0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B............................   --             0.93%     0.09%           0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.........................................   --             0.51%       --            0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E............................   --             0.54%     0.03%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B............................ 0.57%            0.94%     0.02%           0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B............................ 0.59%            0.90%       --            0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B............................ 0.61%            0.91%       --            0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B............................ 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A............................   --             0.54%       --            0.54%

                                                                  DISTRIBUTION
                                                                     AND/OR
                                                     MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                          FEE      (12B-1) FEES   EXPENSES
--------------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................    0.71%     0.10%            0.04%
 Jennison Growth Portfolio -- Class A..............    0.60%       --             0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A..........................................    0.25%       --             0.03%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A..........................................    0.30%       --             0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A..........................................    0.25%       --             0.06%
 MetLife Stock Index Portfolio -- Class A..........    0.25%       --             0.02%
 MFS(R) Total Return Portfolio -- Class F..........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A.................    0.62%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................    0.81%       --             0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............    0.56%       --             0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............    0.47%       --             0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........    0.54%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................    0.54%     0.25%            0.18%
 Equity-Income Portfolio -- Initial Class..........    0.44%       --             0.09%
 High Income Portfolio -- Initial Class+...........    0.56%       --             0.11%
 Mid Cap Portfolio -- Service Class 2..............    0.54%     0.25%            0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.............    1.05%     0.25%            0.12%
 Templeton Foreign VIP Fund........................    0.77%     0.25%            0.05%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio..............    0.64%     0.25%            0.09%
 Janus Henderson Global Research
  Portfolio........................................    0.54%     0.25%            0.10%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio........................................    0.75%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio........................................    0.70%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio........................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio........................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio.............    0.45%       --             0.13%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................    0.65%       --           0.64%



                                                                      TOTAL       FEE WAIVER    NET TOTAL
                                                       ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                       FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                      AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
--------------------------------------------------- -------------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A...............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D..........................................   --             0.85%     0.02%             0.83%
 Jennison Growth Portfolio -- Class A..............   --             0.62%     0.08%             0.54%
 MetLife Aggregate Bond Index Portfolio --
  Class A..........................................   --             0.28%     0.01%             0.27%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A.......................................... 0.01%            0.38%       --              0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.......................................... 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio -- Class A..........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F..........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A.................   --             0.64%     0.06%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A..........................................   --             0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.............................   --             0.87%     0.05%             0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.............................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A...............   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A.............   --             0.49%     0.01%             0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class 2........   --             0.87%       --              0.87%
 Dynamic Capital Appreciation Portfolio --
  Service Class 2..................................   --             0.97%       --              0.97%
 Equity-Income Portfolio -- Initial Class.......... 0.03%            0.56%       --              0.56%
 High Income Portfolio -- Initial Class+...........   --             0.67%       --              0.67%
 Mid Cap Portfolio -- Service Class 2..............   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.............   --             1.42%     0.01%             1.41%
 Templeton Foreign VIP Fund........................ 0.02%            1.09%     0.01%             1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio..............   --             0.98%       --              0.98%
 Janus Henderson Global Research
  Portfolio........................................   --             0.89%       --              0.89%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio........................................   --             0.79%       --              0.79%
 ClearBridge Variable Large Cap Growth
  Portfolio........................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio........................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio........................................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio.............   --             0.58%     0.03%             0.55%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund....................................   --             1.29%     0.40%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the Funding Option Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.


EXAMPLE 1



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $792    $1,283    $1,851     $2,942     $292      $833    $1,401    $2,942
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $677    $  936    $1,267     $1,753     $177      $486    $  817    $1,753


EXAMPLE 2



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $792    $1,193    $1,671     $2,942     $292      $833    $1,401    $2,942
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $677    $  846    $1,087     $1,753     $177      $486    $  817    $1,753


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.


If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.


If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.


OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.


This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.


The Company offers several different Annuities that Your financial representative (where applicable) may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the standard and optional death benefit protection provided for Your

Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, Annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than Annuities that deduct charges if You make a withdrawal or surrender.


We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.


Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial representative (where applicable) to determine if this Contract is appropriate for You.



CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS

We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.


PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.


We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase

Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")


We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If We receive the Purchase Payment after close of the NYSE, We will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.


We will provide You with the address of the office to which Purchase Payments are to be sent.


If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.



PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

ACCUMULATION UNIT VALUE. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by
(c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.


PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                CompanySM
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 CompanySM
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class C

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
American Funds(R) Moderate             Seeks a high total return in the form     Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C       of income and growth of capital, with
                                       a greater emphasis on income.
BlackRock High Yield Portfolio --      Seeks to maximize total return,           Brighthouse Investment Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Brighthouse Asset Allocation 100       Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap       Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                                                           Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Small Cap Growth               Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Loomis Sayles Global Markets           Seeks high total investment return        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  through a combination of capital          Subadviser: Loomis, Sayles &
                                       appreciation and income.                  Company, L.P.
MFS(R) Research International          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                           Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
PIMCO Total Return Portfolio --        Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  equity securities of mid-sized            Subadviser: Victory Capital
                                       companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  with some current income.                 Subadviser: Wellington Management
                                                                                 Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Aggregate Bond Index               Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Bloomberg Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                           Bond Index.                               Advisors, LLC
MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Russell 2000(R) Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service         Seeks long-term capital appreciation.     Fidelity Management & Research
 Class 2                                                                             Company
                                                                                     Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation               Seeks capital appreciation.               Fidelity Management & Research
 Portfolio -- Service Class 2                                                        Company
                                                                                     Subadviser: FMR Co., Inc.
Equity-Income Portfolio -- Initial         Seeks reasonable income. The fund         Fidelity Management & Research
 Class                                     will also consider the potential for      Company
                                           capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                           is to achieve a yield which exceeds
                                           the composite yield on the securities
                                           comprising the S&P 500(R) Index.
High Income Portfolio -- Initial           Seeks a high level of current income,     Fidelity Management & Research
 Class+                                    while also considering growth of          Company
                                           capital.                                  Subadviser: FMR Co., Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
Mid Cap Portfolio -- Service Class 2    Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio    Seeks long-term growth of capital.      Janus Capital Management LLC
Janus Henderson Global Research         Seeks long-term growth of capital.      Janus Capital Management LLC
 Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio                              its primary objective. Current income   LLC
                                        is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain a dollar weighted   Management Company; Western
                                        average effective duration within 30%   Asset Management Company
                                        of the average duration of the          Limited; Western Asset Management
                                        domestic bond market as a whole.        Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive       Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund                          retention of net investment income.


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invest. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.



CONTINGENT DEFERRED SALES CHARGE / SURRENDER CHARGE



Purchase Payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred surrender charge is 5% for five years from the date You make a Purchase Payment. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employer Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree

   o to avoid required Federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions as described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.


FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE



Each Business Day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


UNDERLYING FUND FEES AND EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed in the Accumulation Period.


We will assess the charge as a percentage of the total benefit received as follows:


                                                           YEARS SINCE INITIAL
           VARIABLE LIQUIDITY BENEFIT CHARGE              PURCHASE PAYMENT MADE     PERCENTAGE
------------------------------------------------------   -----------------------   -----------
           As a percentage of the amount surrendered              0-5                  5%
                                                                   6+                  0%

                                       OR


    VARIABLE LIQUIDITY BENEFIT CHARGE        CONTRACT YEAR     PERCENTAGE
-----------------------------------------   ---------------   -----------
  As a percentage of amount surrendered          1-2              5%
                                                 3-4              4%
                                                 5-6              3%
                                                 7-8              2%
                                                  9+              0%

Please refer to "The Annuity Period" section for a description of this benefit.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in Your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual Contract administrative charge of up to $15 from the value of each Participant's Individual Account. We will make any such deduction pro rata from each variable Funding Option at the end of each 6-month period. This fee is assessed only during the Accumulation Period, and may apply only to allocated Contracts.

We will also prorate this charge (i.e., calculate) from the date of participation in the Plan. We will also prorate this charge if the Participant's Individual Account is terminated.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the Funding Options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.


TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


The Company pays selected TPAs, some of which may be owned by or in which Your financial representative (where applicable) has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.



PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

ACCOUNT REDUCTION LOAN FEES


We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. The fee may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.


Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio

     ClearBridge Variable Small Cap Growth Portfolio

     Harris Oakmark International Portfolio
     High Income Portfolio
     Invesco Small Cap Growth Portfolio

     Janus Henderson Global Research Portfolio

     JPMorgan Small Cap Value Portfolio
     Loomis Sayles Global Markets Portfolio
     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.


You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month Program or 12-Month Program. The 6-Month Program and the 12-Month Program will generally have different credited interest rates. Under the 6-Month Program, the interest rate can accrue up to six months on amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in six months. Under the 12-Month Program, the interest rate can accrue up to twelve months on funds in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in twelve months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of six or twelve months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


We will terminate Your participation in the DCA Program upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.




                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.


We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2; (b) no longer employed; (c) deceased; (d) disabled; or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayment amounts will be posted back to the original money sources used to make the loan, if the loan is in good standing at the time of repayment. The allocation of Loan repayments will be detailed in Your Loan agreement. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY

You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT

The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.

ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
     (THIS BENEFIT IS GENERALLY AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)


Before the Maturity Date, a death benefit is payable to the Beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and instructions for payment in Good Order.


DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75 (whichever occurs first) the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account, or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date We receive Due Proof of Death (including any applicable surrender charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract, or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawals program), We will cancel the request. As described above, the death benefit is determined on the Death Report Date.



                            NON-QUALIFIED CONTRACTS


                                                                                                       MANDATORY
  BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                PAYOUT RULES
    UPON THE DEATH OF THE           PAY THE PROCEEDS TO:                   UNLESS...                     APPLY*
 OWNER (WHO IS NOT THE        The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 OWNER (WHO IS THE            The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 ANNUITANT)                   none, to the Contract           continue the Contract rather
                              Owner's estate.                 than receive the distribution.
 ANNUITANT (WHO IS NOT THE    The Beneficiary (ies), or if    Unless the Beneficiary elects to   Yes
 CONTRACT OWNER)              none, to the Contract           continue the Contract rather
                              Owner.                          than receive the distribution.
 ANNUITANT (WHO IS THE        See death of "owner who is                                         Yes
 CONTRACT OWNER)              the Annuitant" above.
 ANNUITANT (WHERE OWNER IS    The Beneficiary (ies) (e.g.                                        Yes (Death of
 A NONNATURAL ENTITY/TRUST)   the trust) or if none, to the                                      Annuitant is treated
                              owner.                                                             as death of the
                                                                                                 owner in these
                                                                                                 circumstances.)
 BENEFICIARY                  No death proceeds are                                              N/A
                              payable; Contract
                              continues.
 CONTINGENT BENEFICIARY       No death proceeds are                                              N/A
                              payable; Contract
                              continues.

                              QUALIFIED CONTRACTS


                                                                                               MANDATORY
 BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
   UPON THE DEATH OF THE         PAY THE PROCEEDS TO:                  UNLESS...                 APPLY*
 OWNER/ANNUITANT            The Beneficiary(ies), or if   Unless the Beneficiary elects to   Yes
                            none, to the Contract         continue the Contract rather
                            Owner's estate.               than receive the distribution.
 BENEFICIARY                No death proceeds are                                            N/A
                            payable; Contract
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are                                            N/A
                            payable; Contract
                            continues.

* Certain payout rules of the Code are triggered upon the death of any Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Certain Annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts, upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0% We call this Your net investment rate. Your net investment rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY


You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

If the Contract is issued in New York on or after April 30, 2007 under the allocated Contract, if no election has been made by the Annuitant (90 years old or 10 years after the Certificate Date, or if We agree, a later date not to exceed the Annuitant's 95th birthday) and if the Annuitant is living and has a spouse, We will pay to the Participant payments based on the life of the Annuitant as primary payee and the Annuitant's spouse as secondary payee in accordance with the Joint and Last Survivor Life Annuity-Annuity Reduced on Death of Primary Payee Option. During the Annuitant's lifetime, if no election has been made and the Annuitant has no spouse on the Maturity Date, We will pay to the Participant payments based on the life of the Annuitant, in accordance with the Life Annuity with 120 Monthly Payments Assured.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS

Where required by state law or under a qualified retirement plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option, and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period without Life Contingency".

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax-deferred Annuity Plans, You may return the Contract. The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment. All Contract Values will be determined as of the next valuation following the Company's receipt of Your Written Request for refund.


TERMINATION OF ALLOCATED CONTRACTS


For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value, You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non-ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract discontinued by You for any other reason, then upon discontinuance of the Contract the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and

   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.


CONTRACT EXCHANGES


   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another Contract issued by Us without applying a sales charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

CONTRACT VALUE

During the Accumulation Period, the Contract Value can be determined by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.



MISSTATEMENT


We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.


Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS


Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Underlying Funds will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times.




                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.


All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.



PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


For Federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION


The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult Your tax adviser about Your particular situation.



ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include withdrawals or distributions made:

   (a)        on account of Your death or disability,



   (b) as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,

   (c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs),

   (d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs),

   (e)        to pay IRS levies (and made after December 31, 1999),

   (f)        to pay deductible medical expenses, or

   (g) in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.

Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to Your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



ROLLOVERS AND TRANSFERS

Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).


Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Required Minimum Distribution ("RMD") amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the "Required Beginning Date" as described under "Required Minimum Distributions."

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2 if Your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of Your death.

Regardless of whether You die before or after Your Required Beginning Date, the following will be applicable:

   (a) RMDs are required to be distributed from a Roth IRA after Your death; and

   (b) If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.

If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving RMD amounts from Your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:


   (a)        the calendar year in which You reach age 70 1/2, or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 70 1/2 even if You have not retired, taking Your first distribution no later than by April 1 of the year after You reach age 70 1/2.

For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult Your own tax adviser as to how these rules affect Your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife's shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.



FINANCIAL STATEMENTS

The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Brighthouse Securities") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities' management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.

Brighthouse Securities' principal executive offices are located at 11225 North

Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to financial representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to financial representatives).

Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company's products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2017, as well as the range of additional compensation paid.)

Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. The Company may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, Metropolitan Life Insurance Company or MetLife Securities, Inc., with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")



Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company's ability to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
      FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.930           0.889                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2017   2.536           3.314               1,009,305
                                                                       2016   2.535           2.536               1,086,515
                                                                       2015   2.385           2.535               1,251,931
                                                                       2014   2.345           2.385               1,449,098
                                                                       2013   1.826           2.345               1,550,822
                                                                       2012   1.499           1.826               2,004,861
                                                                       2011   1.655           1.499               3,069,218
                                                                       2010   1.490           1.655               2,735,685
                                                                       2009   1.053           1.490               1,876,048
                                                                       2008   1.657           1.053               1,242,629
 American Funds Growth Subaccount (Class 2) (4/08).................... 2017   2.527           3.223               2,001,082
                                                                       2016   2.322           2.527               2,087,603
                                                                       2015   2.186           2.322               2,241,656
                                                                       2014   2.027           2.186               2,671,204
                                                                       2013   1.567           2.027               2,778,224
                                                                       2012   1.337           1.567               3,190,950
                                                                       2011   1.406           1.337               4,214,472
                                                                       2010   1.191           1.406               4,328,492
                                                                       2009   0.860           1.191               3,306,607
                                                                       2008   1.479           0.860               2,766,884
 American Funds Growth-Income Subaccount (Class 2) (4/08)............. 2017   2.263           2.752                 694,563
                                                                       2016   2.041           2.263                 849,760
                                                                       2015   2.024           2.041                 968,466
                                                                       2014   1.840           2.024               1,395,059
                                                                       2013   1.387           1.840               1,531,460
                                                                       2012   1.188           1.387               1,847,248
                                                                       2011   1.217           1.188               2,709,698
                                                                       2010   1.099           1.217               2,252,078
                                                                       2009   0.842           1.099               1,552,987
                                                                       2008   1.308           0.842               1,185,410
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   2.609           2.522                      --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07)............... 2017   2.892           3.111                 213,142
                                                                       2016   2.544           2.892                 466,003
                                                                       2015   2.656           2.544                 553,304
                                                                       2014   2.581           2.656                 532,966
                                                                       2013   2.363           2.581                 787,944
                                                                       2012   2.033           2.363                 973,227
                                                                       2011   1.993           2.033               1,126,789
                                                                       2010   1.725           1.993               1,313,771
                                                                       2009   1.178           1.725                 963,309
                                                                       2008   1.561           1.178                 822,732

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.549
                                                                                       2016   1.430
                                                                                       2015   1.468
                                                                                       2014   1.406
                                                                                       2013   1.092
                                                                                       2012   0.941
                                                                                       2011   1.093
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)........................ 2017   2.357
                                                                                       2016   1.806
                                                                                       2015   1.921
                                                                                       2014   1.900
                                                                                       2013   1.443
                                                                                       2012   1.231
                                                                                       2011   1.360
                                                                                       2010   1.141
                                                                                       2009   0.908
                                                                                       2008   1.302
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   3.040
                                                                                       2016   2.735
                                                                                       2015   3.187
                                                                                       2014   3.419
                                                                                       2013   3.613
                                                                                       2012   3.052
                                                                                       2011   3.764
                                                                                       2010   3.054
                                                                                       2009   1.816
                                                                                       2008   4.094
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.651
                                                                                       2008   1.142
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.393
                                                                                       2016   2.223
                                                                                       2015   2.141
                                                                                       2014   1.896
                                                                                       2013   1.421
                                                                                       2012   1.260
                                                                                       2011   1.265
                                                                                       2010   1.130
                                                                                       2009   0.954
                                                                                       2008   1.531
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.276
                                                                                       2016   1.269
                                                                                       2015   1.293
                                                                                       2014   1.144
                                                                                       2013   1.109
                                                                                       2012   0.883
                                                                                       2011   0.938
                                                                                       2010   0.812
                                                                                       2009   0.604
                                                                                       2008   1.040
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   4.007
                                                                                       2013   3.122
                                                                                       2012   2.557
                                                                                       2011   2.776
                                                                                       2010   2.546
                                                                                       2009   1.789
                                                                                       2008   3.094
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   4.628
                                                                                       2016   4.521
                                                                                       2015   4.729
                                                                                       2014   4.174
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2017   1.654
                                                                                       2016   1.620
                                                                                       2015   1.698
                                                                                       2014   1.436
                                                                                       2013   0.991
                                                                                       2012   0.840
                                                                                       2011   0.818
                                                                                       2010   0.665
                                                                                       2009   0.503
                                                                                       2008   0.794



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.893                 664,769
                                                                                       1.549                 773,980
                                                                                       1.430                 747,469
                                                                                       1.468                 673,954
                                                                                       1.406                 588,824
                                                                                       1.092                 444,050
                                                                                       0.941                 373,843
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)........................ 2.617                 602,212
                                                                                       2.357                 735,261
                                                                                       1.806                 797,506
                                                                                       1.921                 983,753
                                                                                       1.900               1,025,730
                                                                                       1.443               1,230,951
                                                                                       1.231               1,680,695
                                                                                       1.360               1,755,586
                                                                                       1.141               1,622,276
                                                                                       0.908               1,412,540
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 3.886                  46,871
                                                                                       3.040                  45,273
                                                                                       2.735                  48,123
                                                                                       3.187                  46,421
                                                                                       3.419                  55,029
                                                                                       3.613                  81,629
                                                                                       3.052                  95,800
                                                                                       3.764                 111,897
                                                                                       3.054                 216,834
                                                                                       1.816                 208,396
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.621                      --
                                                                                       0.651                  38,830
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.901                  17,183
                                                                                       2.393                  15,973
                                                                                       2.223                   9,543
                                                                                       2.141                  12,140
                                                                                       1.896                  50,660
                                                                                       1.421                  36,638
                                                                                       1.260                  32,311
                                                                                       1.265                 107,948
                                                                                       1.130                   2,953
                                                                                       0.954                  14,770
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.408                 646,909
                                                                                       1.276                 854,010
                                                                                       1.269                 842,726
                                                                                       1.293                 889,722
                                                                                       1.144                 916,710
                                                                                       1.109               1,221,078
                                                                                       0.883               1,353,015
                                                                                       0.938               1,375,066
                                                                                       0.812               1,220,900
                                                                                       0.604               1,101,186
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 4.186                      --
                                                                                       4.007               3,405,847
                                                                                       3.122               3,624,544
                                                                                       2.557               4,592,561
                                                                                       2.776               4,426,605
                                                                                       2.546               4,099,024
                                                                                       1.789               3,609,955
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 5.461               2,139,072
                                                                                       4.628               2,625,460
                                                                                       4.521               2,813,756
                                                                                       4.729               2,978,553
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.947                 163,376
                                                                                       1.654                 142,374
                                                                                       1.620                 102,113
                                                                                       1.698                  87,694
                                                                                       1.436                  67,355
                                                                                       0.991                  63,878
                                                                                       0.840                  32,487
                                                                                       0.818                   6,983
                                                                                       0.665                   1,778
                                                                                       0.503                   2,336

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2017   1.458
                                                                                      2016   1.361
                                                                                      2015   1.379
                                                                                      2014   1.308
                                                                                      2013   1.110
                                                                                      2012   0.984
                                                                                      2011   1.011
                                                                                      2010   0.907
                                                                                      2009   0.705
                                                                                      2008   1.001
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2017   1.478
                                                                                      2016   1.364
                                                                                      2015   1.383
                                                                                      2014   1.308
                                                                                      2013   1.051
                                                                                      2012   0.911
                                                                                      2011   0.962
                                                                                      2010   0.853
                                                                                      2009   0.640
                                                                                      2008   1.000
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2017   1.420
                                                                                      2016   1.335
                                                                                      2015   1.353
                                                                                      2014   1.283
                                                                                      2013   1.137
                                                                                      2012   1.032
                                                                                      2011   1.036
                                                                                      2010   0.948
                                                                                      2009   0.773
                                                                                      2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08)...................... 2017   2.766
                                                                                      2016   2.567
                                                                                      2015   2.698
                                                                                      2014   2.873
                                                                                      2013   2.210
                                                                                      2012   1.717
                                                                                      2011   2.008
                                                                                      2010   1.732
                                                                                      2009   1.121
                                                                                      2008   1.793
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08).......................... 2017   2.558
                                                                                      2016   2.303
                                                                                      2015   2.351
                                                                                      2014   2.186
                                                                                      2013   1.565
                                                                                      2012   1.328
                                                                                      2011   1.348
                                                                                      2010   1.072
                                                                                      2009   0.804
                                                                                      2008   1.231
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08).......................... 2017   2.104
                                                                                      2016   1.618
                                                                                      2015   1.755
                                                                                      2014   1.687
                                                                                      2013   1.273
                                                                                      2012   1.108
                                                                                      2011   1.240
                                                                                      2010   1.044
                                                                                      2009   0.813
                                                                                      2008   1.090
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   1.703
                                                                                      2008   2.292
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 2011   0.696
                                                                                      2010   0.652
                                                                                      2009   0.476
                                                                                      2008   0.906



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.694                 550,565
                                                                                      1.458               1,017,579
                                                                                      1.361                 590,483
                                                                                      1.379                 356,987
                                                                                      1.308                 299,645
                                                                                      1.110                 239,198
                                                                                      0.984                 199,530
                                                                                      1.011                 135,545
                                                                                      0.907                  48,287
                                                                                      0.705                  42,820
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.782                 121,305
                                                                                      1.478                 583,120
                                                                                      1.364                 475,788
                                                                                      1.383                 345,786
                                                                                      1.308                 295,693
                                                                                      1.051                 243,506
                                                                                      0.911                 207,415
                                                                                      0.962                 137,462
                                                                                      0.853                  53,093
                                                                                      0.640                  18,406
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.595                  54,648
                                                                                      1.420                 310,968
                                                                                      1.335                 265,102
                                                                                      1.353                 275,976
                                                                                      1.283                 235,122
                                                                                      1.137                 188,467
                                                                                      1.032                  88,986
                                                                                      1.036                  58,626
                                                                                      0.948                  24,467
                                                                                      0.773                  20,363
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08)...................... 3.596                      --
                                                                                      2.766                      --
                                                                                      2.567                      --
                                                                                      2.698                      --
                                                                                      2.873                      --
                                                                                      2.210                      --
                                                                                      1.717                      --
                                                                                      2.008                      --
                                                                                      1.732                      --
                                                                                      1.121                      --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08).......................... 3.194                  30,982
                                                                                      2.558                  17,820
                                                                                      2.303                  16,386
                                                                                      2.351                  12,285
                                                                                      2.186                  25,614
                                                                                      1.565                  23,532
                                                                                      1.328                  14,554
                                                                                      1.348                  31,634
                                                                                      1.072                  34,852
                                                                                      0.804                  31,883
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08).......................... 2.168                  25,456
                                                                                      2.104                  22,088
                                                                                      1.618                  19,115
                                                                                      1.755                  20,787
                                                                                      1.687                  25,884
                                                                                      1.273                  27,942
                                                                                      1.108                   3,579
                                                                                      1.240                  17,365
                                                                                      1.044                  30,638
                                                                                      0.813                  36,448
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 1.690                      --
                                                                                      1.703               1,040,406
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 0.742                      --
                                                                                      0.696                  14,550
                                                                                      0.652                  10,962
                                                                                      0.476                      --

GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)                          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)........... 2017   4.866           5.965                  13,751
                                                                           2016   4.661           4.866                  13,288
                                                                           2015   4.621           4.661                  12,752
                                                                           2014   4.481           4.621                  12,106
                                                                           2013   3.841           4.481                  11,156
                                                                           2012   3.296           3.841                  10,178
                                                                           2011   3.358           3.296                   9,132
                                                                           2010   2.760           3.358                   8,250
                                                                           2009   1.969           2.760                   8,766
                                                                           2008   3.253           1.969                 161,441
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2017   2.934           2.934                      --
                                                                           2016   2.839           2.934                      --
                                                                           2015   2.910           2.839                  45,136
                                                                           2014   2.785           2.910                  65,712
                                                                           2013   2.590           2.785                  82,766
                                                                           2012   2.302           2.590                  84,506
                                                                           2011   2.209           2.302                  89,531
                                                                           2010   1.964           2.209                 100,445
                                                                           2009   1.441           1.964                 101,707
                                                                           2008   1.776           1.441                 164,857
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07).......... 2017   1.517           1.933                 182,911
                                                                           2016   1.540           1.517                 193,263
                                                                           2015   1.577           1.540                 220,259
                                                                           2014   1.705           1.577                 215,676
                                                                           2013   1.438           1.705                 251,790
                                                                           2012   1.240           1.438                 297,984
                                                                           2011   1.397           1.240                 407,878
                                                                           2010   1.262           1.397                 374,668
                                                                           2009   0.965           1.262                 416,642
                                                                           2008   1.684           0.965                 451,543
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.650           2.881                      --
                                                                           2012   2.525           2.650                 429,948
                                                                           2011   2.677           2.525                 527,129
                                                                           2010   2.185           2.677                 496,271
                                                                           2009   1.603           2.185                 514,501
                                                                           2008   2.518           1.603                 445,991
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2017   1.309           1.820                  44,551
                                                                           2016   1.438           1.309                  41,904
                                                                           2015   1.524           1.438                  48,597
                                                                           2014   1.517           1.524                  61,464
                                                                           2013   1.098           1.517                  59,753
                                                                           2012   1.011           1.098                  66,561
                                                                           2011   1.093           1.011                 100,028
                                                                           2010   0.832           1.093                 108,020
                                                                           2009   0.532           0.832                  61,048
                                                                           2008   0.953           0.532                  30,690
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.917           1.034                      --
                                                                           2011   0.932           0.917                 321,699
                                                                           2010   0.855           0.932                 279,044
                                                                           2009   0.597           0.855                 248,181
                                                                           2008   1.059           0.597                 348,272
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06).............. 2017   1.574           2.146                 362,695
                                                                           2016   1.576           1.574                 393,731
                                                                           2015   1.522           1.576                 424,889
                                                                           2014   1.495           1.522                 469,644
                                                                           2013   1.180           1.495                 470,321
                                                                           2012   0.977           1.180                 504,363
                                                                           2011   1.071           0.977                 485,285
                                                                           2010   0.927           1.071                 547,136
                                                                           2009   0.665           0.927                 523,869
                                                                           2008   1.122           0.665                 733,293
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2017   1.450           1.496                 210,952
                                                                           2016   1.387           1.450                 269,458
                                                                           2015   1.437           1.387                 296,375
                                                                           2014   1.401           1.437                 410,673
                                                                           2013   1.549           1.401                 691,395
                                                                           2012   1.425           1.549               1,037,515
                                                                           2011   1.286           1.425                 694,688
                                                                           2010   1.198           1.286                 707,526
                                                                           2009   1.018           1.198                 654,510
                                                                           2008   1.133           1.018                 879,320

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017    2.114           2.196             1,651,305
                                                                          2016    2.073           2.114             1,853,166
                                                                          2015    2.085           2.073             2,200,401
                                                                          2014    2.014           2.085             2,489,243
                                                                          2013    2.065           2.014             3,186,971
                                                                          2012    1.901           2.065             5,255,625
                                                                          2011    1.854           1.901             6,897,380
                                                                          2010    1.724           1.854             5,348,047
                                                                          2009    1.537           1.724             2,664,935
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017    2.468           2.468                    --
                                                                          2016    2.446           2.468                    --
                                                                          2015    2.459           2.446                83,934
                                                                          2014    2.225           2.459                86,199
                                                                          2013    1.682           2.225                91,623
                                                                          2012    1.530           1.682                99,137
                                                                          2011    1.613           1.530               106,516
                                                                          2010    1.396           1.613               181,948
                                                                          2009    1.134           1.396               208,590
                                                                          2008    1.698           1.134               161,779
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017    2.841           2.841                    --
                                                                          2016    2.763           2.841                    --
                                                                          2015    2.816           2.763               332,598
                                                                          2014    2.709           2.816               349,804
                                                                          2013    2.684           2.709               433,932
                                                                          2012    2.419           2.684               538,851
                                                                          2011    2.348           2.419               684,209
                                                                          2010    2.106           2.348               714,453
                                                                          2009    1.592           2.106               586,022
                                                                          2008    1.794           1.592               323,848
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)......... 2017   10.418          12.111                    --
                                                                          2016    9.040          10.418                    --
                                                                          2015    9.432           9.040                    --
                                                                          2014    8.377           9.432                    --
                                                                          2013    6.299           8.377                    --
                                                                          2012    5.372           6.299                    --
                                                                          2011    5.630           5.372                    --
                                                                          2010    4.840           5.630                    --
                                                                          2009    4.113           4.840                    --
                                                                          2008    6.150           4.113                    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017    2.110           2.455               521,354
                                                                          2016    1.829           2.110               558,745
                                                                          2015    1.906           1.829               609,593
                                                                          2014    1.735           1.906               689,721
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)........ 2017    2.141           2.330                86,087
                                                                          2016    1.865           2.141               106,566
                                                                          2015    2.061           1.865               119,171
                                                                          2014    1.891           2.061               112,489
                                                                          2013    1.460           1.891               127,930
                                                                          2012    1.281           1.460               155,462
                                                                          2011    1.338           1.281               159,576
                                                                          2010    1.072           1.338               184,167
                                                                          2009    0.852           1.072               186,511
                                                                          2008    1.287           0.852               162,716
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2017    2.190           2.266               334,298
                                                                          2016    2.136           2.190               269,328
                                                                          2015    2.136           2.136               304,036
                                                                          2014    2.007           2.136               341,183
                                                                          2013    2.035           2.007               343,249
                                                                          2012    1.903           2.035               615,261
                                                                          2011    1.797           1.903               860,094
                                                                          2010    1.669           1.797               701,280
                                                                          2009    1.534           1.669               385,373
                                                                          2008    1.597           1.534               367,198

GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)                          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   2.054           2.734                 606,529
                                                                           2016   2.064           2.054                 616,893
                                                                           2015   1.954           2.064                 608,204
                                                                           2014   1.805           1.954                 679,444
                                                                           2013   1.353           1.805                 705,131
                                                                           2012   1.190           1.353               1,020,932
                                                                           2011   1.315           1.190               1,624,034
                                                                           2010   1.104           1.315               1,335,805
                                                                           2009   0.871           1.104                 807,801
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.238           2.335                      --
                                                                           2008   3.441           2.238                      --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.364           1.365                      --
                                                                           2016   1.369           1.364                      --
                                                                           2015   1.377           1.369                      --
                                                                           2014   1.386           1.377                      --
                                                                           2013   1.394           1.386                      --
                                                                           2012   1.402           1.394                      --
                                                                           2011   1.411           1.402                      --
                                                                           2010   1.416           1.411                      --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.523           1.619                  78,676
                                                                           2016   1.466           1.523                 294,020
                                                                           2015   1.484           1.466                 203,426
                                                                           2014   1.429           1.484                 201,594
                                                                           2013   1.378           1.429                 317,837
                                                                           2012   1.270           1.378                 276,080
                                                                           2011   1.237           1.270                 105,207
                                                                           2010   1.131           1.237                 335,414
                                                                           2009   0.944           1.131                 230,078
                                                                           2008   1.109           0.944                 159,419
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....... 2017   1.579           1.737                 408,633
                                                                           2016   1.497           1.579                 765,577
                                                                           2015   1.523           1.497                 830,517
                                                                           2014   1.460           1.523                 958,163
                                                                           2013   1.324           1.460                 749,425
                                                                           2012   1.195           1.324                 668,656
                                                                           2011   1.190           1.195                 569,123
                                                                           2010   1.073           1.190                 943,691
                                                                           2009   0.873           1.073                 647,874
                                                                           2008   1.120           0.873                 554,788
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....... 2017   1.606           1.831               1,274,981
                                                                           2016   1.508           1.606               3,361,704
                                                                           2015   1.537           1.508               2,975,685
                                                                           2014   1.472           1.537               3,448,618
                                                                           2013   1.255           1.472               3,018,608
                                                                           2012   1.115           1.255               2,473,745
                                                                           2011   1.137           1.115               2,288,618
                                                                           2010   1.011           1.137               2,752,499
                                                                           2009   0.804           1.011               1,815,955
                                                                           2008   1.133           0.804               1,607,447
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....... 2017   1.610           1.907                 638,253
                                                                           2016   1.498           1.610               1,131,968
                                                                           2015   1.533           1.498               1,062,186
                                                                           2014   1.466           1.533               1,956,235
                                                                           2013   1.186           1.466               1,779,260
                                                                           2012   1.034           1.186               1,409,873
                                                                           2011   1.081           1.034               1,205,580
                                                                           2010   0.948           1.081               2,750,499
                                                                           2009   0.739           0.948               2,516,836
                                                                           2008   1.146           0.739               2,123,002
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....... 2017   2.955           3.382                 414,627
                                                                           2016   2.778           2.955                 460,254
                                                                           2015   2.725           2.778                 491,931
                                                                           2014   2.479           2.725                 664,581
                                                                           2013   2.068           2.479                 689,360
                                                                           2012   1.852           2.068                 768,061
                                                                           2011   1.795           1.852               1,093,351
                                                                           2010   1.647           1.795               1,182,794
                                                                           2009   1.412           1.647               1,273,020
                                                                           2008   1.889           1.412                  37,614

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2017   2.087
                                                                                 2016   1.956
                                                                                 2015   1.921
                                                                                 2014   1.747
                                                                                 2013   1.314
                                                                                 2012   1.172
                                                                                 2011   1.228
                                                                                 2010   1.103
                                                                                 2009   0.841
                                                                                 2008   1.353
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................ 2009   0.655
                                                                                 2008   1.102
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.810
                                                                                 2008   1.476
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)............................ 2013   1.589
                                                                                 2012   1.382
                                                                                 2011   1.483
                                                                                 2010   1.304
                                                                                 2009   1.078
                                                                                 2008   1.647
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2017   2.483
                                                                                 2016   2.372
                                                                                 2015   2.322
                                                                                 2014   2.103
                                                                                 2013   1.595
                                                                                 2012   1.447
                                                                                 2011   1.503
                                                                                 2010   1.313
                                                                                 2009   0.885
                                                                                 2008   1.641
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................. 2017   1.618
                                                                                 2016   1.625
                                                                                 2015   1.475
                                                                                 2014   1.361
                                                                                 2013   0.999
                                                                                 2012   1.030
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2012   0.909
                                                                                 2011   0.913
                                                                                 2010   0.825
                                                                                 2009   0.595
                                                                                 2008   0.892
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)............... 2017   2.461
                                                                                 2016   2.419
                                                                                 2015   2.427
                                                                                 2014   2.308
                                                                                 2013   2.377
                                                                                 2012   2.302
                                                                                 2011   2.154
                                                                                 2010   2.043
                                                                                 2009   1.954
                                                                                 2008   1.855
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)............... 2011   1.008
                                                                                 2010   0.877
                                                                                 2009   0.671
                                                                                 2008   1.133
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07)................. 2017   1.935
                                                                                 2016   1.920
                                                                                 2015   1.953
                                                                                 2014   2.091
                                                                                 2013   1.726
                                                                                 2012   1.467
                                                                                 2011   1.687
                                                                                 2010   1.569
                                                                                 2009   1.226
                                                                                 2008   2.130



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.470                 220,640
                                                                                 2.087                 338,636
                                                                                 1.956                 229,898
                                                                                 1.921                 235,621
                                                                                 1.747                 234,518
                                                                                 1.314                 289,203
                                                                                 1.172                 370,706
                                                                                 1.228                 380,539
                                                                                 1.103                 368,495
                                                                                 0.841                 324,641
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................ 0.650                      --
                                                                                 0.655                  97,511
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.848                      --
                                                                                 0.810                 820,592
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)............................ 1.754                      --
                                                                                 1.589                 761,482
                                                                                 1.382               1,141,787
                                                                                 1.483               1,118,553
                                                                                 1.304                 912,029
                                                                                 1.078                 832,281
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 3.088                  37,080
                                                                                 2.483                  49,373
                                                                                 2.372                  48,871
                                                                                 2.322                  60,994
                                                                                 2.103                  60,383
                                                                                 1.595                  58,097
                                                                                 1.447                  55,452
                                                                                 1.503                  78,418
                                                                                 1.313                  87,510
                                                                                 0.885                 166,185
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................. 2.208                 376,414
                                                                                 1.618                 387,406
                                                                                 1.625                 383,624
                                                                                 1.475                 397,809
                                                                                 1.361                 385,728
                                                                                 0.999                 384,403
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 1.044                      --
                                                                                 0.909                  44,597
                                                                                 0.913                  46,826
                                                                                 0.825                  91,416
                                                                                 0.595                  88,279
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)............... 2.526                 432,081
                                                                                 2.461                 541,982
                                                                                 2.419                 401,761
                                                                                 2.427                 448,783
                                                                                 2.308                 466,638
                                                                                 2.377                 564,487
                                                                                 2.302               1,164,754
                                                                                 2.154                 924,433
                                                                                 2.043                 841,340
                                                                                 1.954                 809,872
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)............... 1.096                      --
                                                                                 1.008                 652,513
                                                                                 0.877                 452,347
                                                                                 0.671                 353,152
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07)................. 2.402                 415,044
                                                                                 1.935                 500,420
                                                                                 1.920                 521,717
                                                                                 1.953                 576,044
                                                                                 2.091                 653,976
                                                                                 1.726                 763,665
                                                                                 1.467               1,017,526
                                                                                 1.687               1,053,491
                                                                                 1.569               1,082,312
                                                                                 1.226               1,077,589

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07)....... 2017   3.617           4.123                 288,328
                                                                          2016   3.000           3.617                 458,909
                                                                          2015   3.153           3.000                 480,214
                                                                          2014   3.020           3.153                 559,236
                                                                          2013   2.192           3.020                 556,896
                                                                          2012   1.896           2.192                 589,600
                                                                          2011   1.989           1.896                 746,055
                                                                          2010   1.576           1.989                 809,535
                                                                          2009   1.258           1.576                 769,787
                                                                          2008   1.904           1.258                 692,763
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07).................. 2017   4.000           4.834               1,070,530
                                                                          2016   3.603           4.000               1,475,281
                                                                          2015   3.582           3.603               1,954,690
                                                                          2014   3.178           3.582               1,910,202
                                                                          2013   2.421           3.178               1,961,035
                                                                          2012   2.104           2.421               2,205,793
                                                                          2011   2.078           2.104               2,985,130
                                                                          2010   1.820           2.078               3,205,205
                                                                          2009   1.450           1.820               3,424,479
                                                                          2008   2.319           1.450               1,173,180
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   2.126           2.268                  77,980
                                                                          2016   1.811           2.126                 700,024
                                                                          2015   1.942           1.811                 719,088
                                                                          2014   1.781           1.942                 706,653
                                                                          2013   1.360           1.781                 726,311
                                                                          2012   1.200           1.360                 686,276
                                                                          2011   1.183           1.200                 622,195
                                                                          2010   1.093           1.183                 577,571
                                                                          2009   0.990           1.093                 553,093
                                                                          2008   1.443           0.990                  57,091
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).................. 2017   3.577           3.990               1,091,017
                                                                          2016   3.302           3.577               1,503,019
                                                                          2015   3.333           3.302               1,714,226
                                                                          2014   3.093           3.333               2,027,678
                                                                          2013   2.620           3.093               2,105,540
                                                                          2012   2.367           2.620               2,321,778
                                                                          2011   2.330           2.367               2,608,318
                                                                          2010   2.133           2.330               2,877,524
                                                                          2009   1.813           2.133               2,873,547
                                                                          2008   2.348           1.813               2,878,662
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)......................... 2017   2.679           3.142                 448,509
                                                                          2016   2.356           2.679                 446,326
                                                                          2015   2.374           2.356                 520,093
                                                                          2014   2.155           2.374                 570,200
                                                                          2013   1.597           2.155                 611,594
                                                                          2012   1.378           1.597                 260,281
                                                                          2011   1.374           1.378                 426,155
                                                                          2010   1.241           1.374                 269,028
                                                                          2009   1.033           1.241                 316,110
                                                                          2008   1.540           1.033                 335,922
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2017   4.277           4.921                  90,850
                                                                          2016   3.626           4.277                 224,509
                                                                          2015   3.626           3.626                 257,611
                                                                          2014   3.648           3.626                 331,083
                                                                          2013   2.901           3.648                 367,028
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2017   2.977           3.951                  20,297
                                                                          2016   2.950           2.977                  14,588
                                                                          2015   2.686           2.950                   8,460
                                                                          2014   2.483           2.686                  35,043
                                                                          2013   1.800           2.483                  35,410
                                                                          2012   1.526           1.800                  19,728
                                                                          2011   1.556           1.526                  17,174
                                                                          2010   1.341           1.556                   6,522
                                                                          2009   0.943           1.341                   2,051
                                                                          2008   1.535           0.943                  18,997

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2017   3.976
                                                                                      2016   3.588
                                                                                      2015   3.523
                                                                                      2014   3.323
                                                                                      2013   2.319
                                                                                      2012   2.013
                                                                                      2011   1.996
                                                                                      2010   1.491
                                                                                      2009   1.082
                                                                                      2008   1.635
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 2017   2.270
                                                                                      2016   2.252
                                                                                      2015   2.249
                                                                                      2014   2.197
                                                                                      2013   2.224
                                                                                      2012   2.161
                                                                                      2011   2.057
                                                                                      2010   1.953
                                                                                      2009   1.880
                                                                                      2008   1.896
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.415
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.723
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2017   2.868
                                                                                      2016   2.678
                                                                                      2015   2.683
                                                                                      2014   2.418
                                                                                      2013   1.857
                                                                                      2012   1.609
                                                                                      2011   1.665
                                                                                      2010   1.432
                                                                                      2009   1.064
                                                                                      2008   1.867
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2017   2.355
                                                                                      2016   2.308
                                                                                      2015   2.298
                                                                                      2014   2.089
                                                                                      2013   1.520
                                                                                      2012   1.251
                                                                                      2011   1.294
                                                                                      2010   1.104
                                                                                      2009   0.818
                                                                                      2008   1.403
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2017   3.639
                                                                                      2016   3.102
                                                                                      2015   3.250
                                                                                      2014   3.007
                                                                                      2013   2.361
                                                                                      2012   2.024
                                                                                      2011   2.017
                                                                                      2010   1.762
                                                                                      2009   1.362
                                                                                      2008   2.389
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.225
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2017   2.194
                                                                                      2016   1.926
                                                                                      2015   2.011
                                                                                      2014   2.000
                                                                                      2013   1.899
                                                                                      2012   1.672
                                                                                      2011   1.617
                                                                                      2010   1.429
                                                                                      2009   0.999
                                                                                      2008   1.339



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 4.843                 543,775
                                                                                      3.976                 543,161
                                                                                      3.588                 519,224
                                                                                      3.523                 524,796
                                                                                      3.323                 574,025
                                                                                      2.319                 518,324
                                                                                      2.013                 661,884
                                                                                      1.996                 600,423
                                                                                      1.491                 593,019
                                                                                      1.082                 683,628
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 2.304                  91,073
                                                                                      2.270                 183,167
                                                                                      2.252                 185,112
                                                                                      2.249                 204,776
                                                                                      2.197                 208,259
                                                                                      2.224                 246,951
                                                                                      2.161                 286,013
                                                                                      2.057                 313,579
                                                                                      1.953                 374,483
                                                                                      1.880                 442,793
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.358                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.632                      --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 3.466               1,875,224
                                                                                      2.868               2,405,773
                                                                                      2.678               2,702,760
                                                                                      2.683               3,166,078
                                                                                      2.418               3,479,929
                                                                                      1.857               4,080,504
                                                                                      1.609               5,678,027
                                                                                      1.665               5,177,190
                                                                                      1.432               4,323,092
                                                                                      1.064               3,733,850
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.891                  21,716
                                                                                      2.355                  25,722
                                                                                      2.308                  29,143
                                                                                      2.298                  28,469
                                                                                      2.089                  24,844
                                                                                      1.520                  60,314
                                                                                      1.251                  68,707
                                                                                      1.294                 104,921
                                                                                      1.104                 100,461
                                                                                      0.818                  88,755
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 4.084                  47,818
                                                                                      3.639                  45,153
                                                                                      3.102                  46,180
                                                                                      3.250                  44,728
                                                                                      3.007                  42,878
                                                                                      2.361                  51,226
                                                                                      2.024                  61,065
                                                                                      2.017                  56,240
                                                                                      1.762                  53,238
                                                                                      1.362                 146,959
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2.048                      --
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2.332                      --
                                                                                      2.194                      --
                                                                                      1.926                      --
                                                                                      2.011                      --
                                                                                      2.000                      --
                                                                                      1.899                      --
                                                                                      1.672                   1,867
                                                                                      1.617                  34,927
                                                                                      1.429                  34,927
                                                                                      0.999                  37,512

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2017   3.940
                                                                                  2016   3.541
                                                                                  2015   3.622
                                                                                  2014   3.436
                                                                                  2013   2.544
                                                                                  2012   2.234
                                                                                  2011   2.521
                                                                                  2010   1.973
                                                                                  2009   1.420
                                                                                  2008   2.366
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2017   1.892
                                                                                  2016   1.621
                                                                                  2015   2.028
                                                                                  2014   2.228
                                                                                  2013   2.262
                                                                                  2012   2.011
                                                                                  2011   2.404
                                                                                  2010   2.057
                                                                                  2009   1.199
                                                                                  2008   2.550
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.706
                                                                                  2016   1.601
                                                                                  2015   1.723
                                                                                  2014   1.950
                                                                                  2013   1.596
                                                                                  2012   1.358
                                                                                  2011   1.528
                                                                                  2010   1.418
                                                                                  2009   1.041
                                                                                  2008   1.757
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2017   2.574
                                                                                  2016   2.310
                                                                                  2015   2.239
                                                                                  2014   2.007
                                                                                  2013   1.529
                                                                                  2012   1.315
                                                                                  2011   1.345
                                                                                  2010   1.078
                                                                                  2009   0.751
                                                                                  2008   1.346
 Janus Henderson Global Research Subaccount (Service Shares) (5/01).............. 2017   1.236
                                                                                  2016   1.221
                                                                                  2015   1.261
                                                                                  2014   1.183
                                                                                  2013   0.929
                                                                                  2012   0.780
                                                                                  2011   0.913
                                                                                  2010   0.795
                                                                                  2009   0.582
                                                                                  2008   1.060
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.301
                                                                                  2016   2.288
                                                                                  2015   2.342
                                                                                  2014   1.957
                                                                                  2013   1.332
                                                                                  2012   1.129
                                                                                  2011   1.108
                                                                                  2010   0.892
                                                                                  2009   0.667
                                                                                  2008   1.126
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.718
                                                                                  2013   1.308
                                                                                  2012   1.145
                                                                                  2011   1.227
                                                                                  2010   1.059
                                                                                  2009   0.824
                                                                                  2008   1.306



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 4.721                 952,916
                                                                                  3.940               1,037,367
                                                                                  3.541               1,241,096
                                                                                  3.622               1,434,741
                                                                                  3.436               1,564,598
                                                                                  2.544               1,879,494
                                                                                  2.234               2,584,570
                                                                                  2.521               2,275,753
                                                                                  1.973               1,786,511
                                                                                  1.420               1,535,912
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2.641                 106,983
                                                                                  1.892                 150,068
                                                                                  1.621                 161,287
                                                                                  2.028                 170,393
                                                                                  2.228                 166,678
                                                                                  2.262                 199,065
                                                                                  2.011                 189,511
                                                                                  2.404                 212,374
                                                                                  2.057                 209,376
                                                                                  1.199                 387,232
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.979                 320,356
                                                                                  1.706                 326,810
                                                                                  1.601                 341,231
                                                                                  1.723                 379,127
                                                                                  1.950                 358,682
                                                                                  1.596                 354,335
                                                                                  1.358                 383,587
                                                                                  1.528                 393,940
                                                                                  1.418                 429,606
                                                                                  1.041                 350,061
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 3.252                 188,086
                                                                                  2.574                 196,747
                                                                                  2.310                 242,169
                                                                                  2.239                 257,314
                                                                                  2.007                 243,706
                                                                                  1.529                 271,968
                                                                                  1.315                 469,253
                                                                                  1.345                 450,604
                                                                                  1.078                 383,306
                                                                                  0.751                 354,214
 Janus Henderson Global Research Subaccount (Service Shares) (5/01).............. 1.557                  36,270
                                                                                  1.236                  34,324
                                                                                  1.221                  31,626
                                                                                  1.261                  63,321
                                                                                  1.183                  60,230
                                                                                  0.929                  76,860
                                                                                  0.780                  99,145
                                                                                  0.913                  87,463
                                                                                  0.795                 198,279
                                                                                  0.582                 350,259
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.660                 715,142
                                                                                  2.301                 864,161
                                                                                  2.288                 909,864
                                                                                  2.342               1,056,445
                                                                                  1.957               1,020,430
                                                                                  1.332               1,045,273
                                                                                  1.129               1,101,481
                                                                                  1.108               1,195,312
                                                                                  0.892               1,413,503
                                                                                  0.667               1,539,345
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.733                      --
                                                                                  1.718                 790,982
                                                                                  1.308                 815,069
                                                                                  1.145                 893,033
                                                                                  1.227                 990,582
                                                                                  1.059               1,203,817
                                                                                  0.824               1,249,595

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.549
                                                                                  2016   2.230
                                                                                  2015   2.344
                                                                                  2014   2.076
                                                                                  2013   1.658
                                                                                  2012   1.461
                                                                                  2011   1.362
                                                                                  2010   1.221
                                                                                  2009   0.999
                                                                                  2008   1.547
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2017   3.524
                                                                                  2016   3.301
                                                                                  2015   3.025
                                                                                  2014   2.669
                                                                                  2013   1.948
                                                                                  2012   1.629
                                                                                  2011   1.649
                                                                                  2010   1.510
                                                                                  2009   1.067
                                                                                  2008   1.712
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   3.422
                                                                                  2016   3.046
                                                                                  2015   3.155
                                                                                  2014   2.841
                                                                                  2013   2.159
                                                                                  2012   1.865
                                                                                  2011   1.787
                                                                                  2010   1.643
                                                                                  2009   1.327
                                                                                  2008   2.074
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2017   2.578
                                                                                  2016   2.452
                                                                                  2015   2.579
                                                                                  2014   2.493
                                                                                  2013   1.705
                                                                                  2012   1.437
                                                                                  2011   1.426
                                                                                  2010   1.146
                                                                                  2009   0.807
                                                                                  2008   1.370
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)......................................................................... 2011   1.135
                                                                                  2010   1.101
                                                                                  2009   0.861
                                                                                  2008   1.531
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................... 2017   2.715
                                                                                  2016   2.612
                                                                                  2015   2.597
                                                                                  2014   2.621
                                                                                  2013   2.414
                                                                                  2012   2.061
                                                                                  2011   2.024
                                                                                  2010   1.746
                                                                                  2009   1.098
                                                                                  2008   1.578
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   1.061
                                                                                  2010   0.977
                                                                                  2009   0.837
                                                                                  2008   1.069
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................... 2010   1.419
                                                                                  2009   1.424
                                                                                  2008   1.397
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 2009   1.479
                                                                                  2008   1.420
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)......................... 2008   1.027



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 3.020                  19,501
                                                                                  2.549                  25,909
                                                                                  2.230                  34,093
                                                                                  2.344                  47,421
                                                                                  2.076                  46,440
                                                                                  1.658                  52,386
                                                                                  1.461                  28,342
                                                                                  1.362                  29,937
                                                                                  1.221                  21,190
                                                                                  0.999                  19,862
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 4.405                  83,560
                                                                                  3.524                  63,989
                                                                                  3.301                  66,982
                                                                                  3.025                  82,679
                                                                                  2.669                  83,114
                                                                                  1.948                  82,769
                                                                                  1.629                 166,723
                                                                                  1.649                 154,347
                                                                                  1.510                  74,119
                                                                                  1.067                  93,392
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 3.906                 228,416
                                                                                  3.422                 241,801
                                                                                  3.046                 268,282
                                                                                  3.155                 276,240
                                                                                  2.841                 288,201
                                                                                  2.159                 488,434
                                                                                  1.865                 790,456
                                                                                  1.787                 783,808
                                                                                  1.643                 585,486
                                                                                  1.327                 604,312
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 3.185                  96,566
                                                                                  2.578                 114,122
                                                                                  2.452                 158,156
                                                                                  2.579                 175,697
                                                                                  2.493                 211,622
                                                                                  1.705                 369,677
                                                                                  1.437                 546,075
                                                                                  1.426                 470,162
                                                                                  1.146                 402,831
                                                                                  0.807                 347,536
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)......................................................................... 1.226                      --
                                                                                  1.135                  95,905
                                                                                  1.101                  84,537
                                                                                  0.861                  89,068
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................... 2.853                  99,979
                                                                                  2.715                  17,367
                                                                                  2.612                  18,705
                                                                                  2.597                  28,795
                                                                                  2.621                  24,862
                                                                                  2.414                  21,055
                                                                                  2.061                  32,924
                                                                                  2.024                  36,777
                                                                                  1.746                  30,623
                                                                                  1.098                  46,937
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 1.051                      --
                                                                                  1.061                  26,071
                                                                                  0.977                  62,855
                                                                                  0.837                  59,470
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................... 1.416                      --
                                                                                  1.419                      58
                                                                                  1.424               1,026,538
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 1.533                      --
                                                                                  1.479               1,631,914
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)......................... 0.956                      --

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2017   2.981           3.460                 71,077
                                                                       2016   2.823           2.981                114,374
                                                                       2015   2.890           2.823                110,429
                                                                       2014   2.660           2.890                118,649
                                                                       2013   2.254           2.660                114,854
                                                                       2012   2.048           2.254                112,453
                                                                       2011   2.061           2.048                111,826
                                                                       2010   1.849           2.061                110,723
                                                                       2009   1.514           1.849                123,343
                                                                       2008   2.036           1.514                 78,316
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.593           0.610                     --
                                                                       2008   1.048           0.593                  3,421





                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.887           0.847                     --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2017   2.320           3.011                110,314
                                                                       2016   2.336           2.320                111,127
                                                                       2015   2.213           2.336                101,062
                                                                       2014   2.192           2.213                 97,114
                                                                       2013   1.719           2.192                 82,883
                                                                       2012   1.421           1.719                 84,267
                                                                       2011   1.580           1.421                 85,429
                                                                       2010   1.432           1.580                 65,853
                                                                       2009   1.020           1.432                 54,642
                                                                       2008   1.611           1.020                 45,655
 American Funds Growth Subaccount (Class 2) (4/08).................... 2017   2.313           2.929                104,083
                                                                       2016   2.140           2.313                112,209
                                                                       2015   2.029           2.140                101,658
                                                                       2014   1.894           2.029                125,940
                                                                       2013   1.475           1.894                116,128
                                                                       2012   1.268           1.475                109,157
                                                                       2011   1.342           1.268                129,610
                                                                       2010   1.145           1.342                109,771
                                                                       2009   0.832           1.145                 77,057
                                                                       2008   1.438           0.832                 55,973
 American Funds Growth-Income Subaccount (Class 2) (4/08)............. 2017   2.071           2.501                 96,492
                                                                       2016   1.881           2.071                124,962
                                                                       2015   1.878           1.881                117,749
                                                                       2014   1.720           1.878                116,301
                                                                       2013   1.305           1.720                151,662
                                                                       2012   1.126           1.305                155,654
                                                                       2011   1.162           1.126                162,036
                                                                       2010   1.056           1.162                152,334
                                                                       2009   0.815           1.056                118,071
                                                                       2008   1.272           0.815                 97,515
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   2.445           2.359                     --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07)............... 2017   2.529           2.701                 16,017
                                                                       2016   2.240           2.529                 19,423
                                                                       2015   2.355           2.240                 19,018
                                                                       2014   2.304           2.355                101,084
                                                                       2013   2.124           2.304                148,930
                                                                       2012   1.841           2.124                148,831
                                                                       2011   1.817           1.841                152,276
                                                                       2010   1.584           1.817                184,386
                                                                       2009   1.089           1.584                185,304
                                                                       2008   1.454           1.089                181,264

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.435
                                                                                       2016   1.334
                                                                                       2015   1.379
                                                                                       2014   1.330
                                                                                       2013   1.040
                                                                                       2012   0.903
                                                                                       2011   1.053
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)........................ 2017   2.157
                                                                                       2016   1.665
                                                                                       2015   1.783
                                                                                       2014   1.776
                                                                                       2013   1.358
                                                                                       2012   1.166
                                                                                       2011   1.298
                                                                                       2010   1.097
                                                                                       2009   0.879
                                                                                       2008   1.269
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.677
                                                                                       2016   2.425
                                                                                       2015   2.846
                                                                                       2014   3.074
                                                                                       2013   3.272
                                                                                       2012   2.783
                                                                                       2011   3.456
                                                                                       2010   2.824
                                                                                       2009   1.691
                                                                                       2008   3.840
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.617
                                                                                       2008   1.090
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.106
                                                                                       2016   1.970
                                                                                       2015   1.911
                                                                                       2014   1.704
                                                                                       2013   1.287
                                                                                       2012   1.148
                                                                                       2011   1.161
                                                                                       2010   1.045
                                                                                       2009   0.888
                                                                                       2008   1.435
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.184
                                                                                       2016   1.186
                                                                                       2015   1.216
                                                                                       2014   1.084
                                                                                       2013   1.058
                                                                                       2012   0.849
                                                                                       2011   0.908
                                                                                       2010   0.791
                                                                                       2009   0.593
                                                                                       2008   1.028
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   3.552
                                                                                       2013   2.787
                                                                                       2012   2.299
                                                                                       2011   2.513
                                                                                       2010   2.321
                                                                                       2009   1.642
                                                                                       2008   2.861
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   4.017
                                                                                       2016   3.952
                                                                                       2015   4.162
                                                                                       2014   3.691
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2017   1.481
                                                                                       2016   1.461
                                                                                       2015   1.542
                                                                                       2014   1.313
                                                                                       2013   0.913
                                                                                       2012   0.779
                                                                                       2011   0.763
                                                                                       2010   0.625
                                                                                       2009   0.476
                                                                                       2008   0.755



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.742                  55,206
                                                                                       1.435                  43,537
                                                                                       1.334                  37,107
                                                                                       1.379                 126,505
                                                                                       1.330                 265,628
                                                                                       1.040                 258,006
                                                                                       0.903                 254,455
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)........................ 2.378                  32,121
                                                                                       2.157                  42,274
                                                                                       1.665                  40,396
                                                                                       1.783                  54,498
                                                                                       1.776                 117,899
                                                                                       1.358                 113,154
                                                                                       1.166                 133,300
                                                                                       1.298                 151,085
                                                                                       1.097                 143,498
                                                                                       0.879                 185,616
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 3.398                   4,638
                                                                                       2.677                   4,532
                                                                                       2.425                   3,952
                                                                                       2.846                   8,913
                                                                                       3.074                  25,381
                                                                                       3.272                  13,368
                                                                                       2.783                  11,908
                                                                                       3.456                  15,231
                                                                                       2.824                  12,933
                                                                                       1.691                  17,589
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.587                      --
                                                                                       0.617                  30,150
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.535                      --
                                                                                       2.106                      --
                                                                                       1.970                      --
                                                                                       1.911                      --
                                                                                       1.704                  31,757
                                                                                       1.287                  25,085
                                                                                       1.148                  31,214
                                                                                       1.161                  28,934
                                                                                       1.045                  26,056
                                                                                       0.888                  23,421
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.297                  54,165
                                                                                       1.184                  50,866
                                                                                       1.186                  48,429
                                                                                       1.216                  52,895
                                                                                       1.084                 178,324
                                                                                       1.058                 165,001
                                                                                       0.849                 214,722
                                                                                       0.908                 263,805
                                                                                       0.791                 243,514
                                                                                       0.593                 248,206
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 3.702                      --
                                                                                       3.552                 625,958
                                                                                       2.787                 699,447
                                                                                       2.299                 859,758
                                                                                       2.513               1,131,047
                                                                                       2.321               1,277,230
                                                                                       1.642               1,430,148
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 4.707                 214,217
                                                                                       4.017                 232,340
                                                                                       3.952                 262,286
                                                                                       4.162                 562,003
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 1.732                  68,197
                                                                                       1.481                  62,327
                                                                                       1.461                  57,086
                                                                                       1.542                  55,333
                                                                                       1.313                  42,409
                                                                                       0.913                  20,207
                                                                                       0.779                  22,183
                                                                                       0.763                   6,496
                                                                                       0.625                   3,644
                                                                                       0.476                      --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2017   1.372
                                                                                      2016   1.289
                                                                                      2015   1.316
                                                                                      2014   1.257
                                                                                      2013   1.074
                                                                                      2012   0.959
                                                                                      2011   0.992
                                                                                      2010   0.896
                                                                                      2009   0.702
                                                                                      2008   1.001
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2017   1.390
                                                                                      2016   1.293
                                                                                      2015   1.320
                                                                                      2014   1.257
                                                                                      2013   1.017
                                                                                      2012   0.888
                                                                                      2011   0.944
                                                                                      2010   0.843
                                                                                      2009   0.637
                                                                                      2008   1.000
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2017   1.336
                                                                                      2016   1.265
                                                                                      2015   1.291
                                                                                      2014   1.233
                                                                                      2013   1.100
                                                                                      2012   1.006
                                                                                      2011   1.017
                                                                                      2010   0.937
                                                                                      2009   0.770
                                                                                      2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08)...................... 2017   2.490
                                                                                      2016   2.327
                                                                                      2015   2.464
                                                                                      2014   2.642
                                                                                      2013   2.046
                                                                                      2012   1.601
                                                                                      2011   1.886
                                                                                      2010   1.637
                                                                                      2009   1.067
                                                                                      2008   1.716
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08).......................... 2017   2.361
                                                                                      2016   2.140
                                                                                      2015   2.200
                                                                                      2014   2.060
                                                                                      2013   1.485
                                                                                      2012   1.270
                                                                                      2011   1.297
                                                                                      2010   1.039
                                                                                      2009   0.784
                                                                                      2008   1.207
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08).......................... 2017   1.951
                                                                                      2016   1.511
                                                                                      2015   1.650
                                                                                      2014   1.597
                                                                                      2013   1.214
                                                                                      2012   1.064
                                                                                      2011   1.199
                                                                                      2010   1.016
                                                                                      2009   0.798
                                                                                      2008   1.074
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   1.563
                                                                                      2008   2.118
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 2011   0.671
                                                                                      2010   0.634
                                                                                      2009   0.465
                                                                                      2008   0.890



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.583                262,095
                                                                                      1.372                266,191
                                                                                      1.289                243,056
                                                                                      1.316                439,681
                                                                                      1.257                384,231
                                                                                      1.074                 41,987
                                                                                      0.959                 25,097
                                                                                      0.992                 75,423
                                                                                      0.896                 66,385
                                                                                      0.702                     --
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.665                621,900
                                                                                      1.390                456,515
                                                                                      1.293                426,225
                                                                                      1.320                562,728
                                                                                      1.257                531,216
                                                                                      1.017                 45,760
                                                                                      0.888                 28,125
                                                                                      0.944                 43,396
                                                                                      0.843                 24,672
                                                                                      0.637                  3,272
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.490                565,264
                                                                                      1.336                283,010
                                                                                      1.265                258,131
                                                                                      1.291                272,172
                                                                                      1.233                271,055
                                                                                      1.100                 39,818
                                                                                      1.006                 32,628
                                                                                      1.017                 26,388
                                                                                      0.937                 15,010
                                                                                      0.770                    145
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08)...................... 3.215                     --
                                                                                      2.490                     --
                                                                                      2.327                     --
                                                                                      2.464                     --
                                                                                      2.642                     --
                                                                                      2.046                     --
                                                                                      1.601                     --
                                                                                      1.886                     --
                                                                                      1.637                     --
                                                                                      1.067                     --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08).......................... 2.927                  2,248
                                                                                      2.361                    840
                                                                                      2.140                    287
                                                                                      2.200                    358
                                                                                      2.060                  4,802
                                                                                      1.485                  4,547
                                                                                      1.270                  3,694
                                                                                      1.297                  4,360
                                                                                      1.039                  3,637
                                                                                      0.784                  5,046
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08).......................... 1.996                    517
                                                                                      1.951                 11,034
                                                                                      1.511                 10,975
                                                                                      1.650                 15,348
                                                                                      1.597                 14,271
                                                                                      1.214                 11,860
                                                                                      1.064                 12,151
                                                                                      1.199                 12,115
                                                                                      1.016                 10,625
                                                                                      0.798                 10,544
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 1.548                     --
                                                                                      1.563                328,174
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)........................... 0.714                     --
                                                                                      0.671                  2,362
                                                                                      0.634                  2,277
                                                                                      0.465                     --

GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)                          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)........... 2017   4.223           5.142                 202,735
                                                                           2016   4.074           4.223                 218,205
                                                                           2015   4.067           4.074                 220,059
                                                                           2014   3.972           4.067                 253,869
                                                                           2013   3.429           3.972                 271,724
                                                                           2012   2.963           3.429                 315,831
                                                                           2011   3.040           2.963                 406,829
                                                                           2010   2.516           3.040                 494,426
                                                                           2009   1.808           2.516                 570,598
                                                                           2008   3.007           1.808                 617,505
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2017   2.611           2.611                      --
                                                                           2016   2.532           2.611                      --
                                                                           2015   2.614           2.532                   9,018
                                                                           2014   2.519           2.614                   9,018
                                                                           2013   2.359           2.519                   9,018
                                                                           2012   2.112           2.359                   7,210
                                                                           2011   2.041           2.112                   8,728
                                                                           2010   1.827           2.041                  15,352
                                                                           2009   1.350           1.827                  12,783
                                                                           2008   1.676           1.350                  14,697
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07).......... 2017   1.360           1.720                  18,337
                                                                           2016   1.390           1.360                  17,220
                                                                           2015   1.433           1.390                  17,152
                                                                           2014   1.560           1.433                  25,798
                                                                           2013   1.325           1.560                  64,389
                                                                           2012   1.151           1.325                  72,131
                                                                           2011   1.306           1.151                  84,500
                                                                           2010   1.187           1.306                  67,115
                                                                           2009   0.914           1.187                  76,705
                                                                           2008   1.607           0.914                  85,883
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.398           2.601                      --
                                                                           2012   2.301           2.398                  75,156
                                                                           2011   2.457           2.301                  75,624
                                                                           2010   2.019           2.457                  83,337
                                                                           2009   1.492           2.019                 100,690
                                                                           2008   2.354           1.492                 100,242
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2017   1.173           1.620                   7,289
                                                                           2016   1.298           1.173                   7,289
                                                                           2015   1.385           1.298                   7,289
                                                                           2014   1.389           1.385                   9,903
                                                                           2013   1.012           1.389                  51,655
                                                                           2012   0.938           1.012                  40,501
                                                                           2011   1.021           0.938                  46,266
                                                                           2010   0.783           1.021                  45,006
                                                                           2009   0.504           0.783                  43,628
                                                                           2008   0.907           0.504                  36,975
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.850           0.956                      --
                                                                           2011   0.870           0.850               1,216,956
                                                                           2010   0.803           0.870               1,393,892
                                                                           2009   0.565           0.803               1,500,889
                                                                           2008   1.007           0.565               1,805,287
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06).............. 2017   1.461           1.977                 264,289
                                                                           2016   1.473           1.461                 290,593
                                                                           2015   1.432           1.473                 316,633
                                                                           2014   1.417           1.432                 500,027
                                                                           2013   1.126           1.417                 501,373
                                                                           2012   0.939           1.126                 549,562
                                                                           2011   1.037           0.939                 730,186
                                                                           2010   0.904           1.037               1,097,209
                                                                           2009   0.652           0.904               1,526,194
                                                                           2008   1.108           0.652               1,630,843
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2017   1.340           1.373                      31
                                                                           2016   1.291           1.340                      31
                                                                           2015   1.347           1.291                      31
                                                                           2014   1.323           1.347                   8,113
                                                                           2013   1.472           1.323                   9,209
                                                                           2012   1.364           1.472                   5,411
                                                                           2011   1.240           1.364                   1,650
                                                                           2010   1.163           1.240                   8,354
                                                                           2009   0.995           1.163                   2,466
                                                                           2008   1.112           0.995                      --

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   1.895           1.954                 99,337
                                                                          2016   1.871           1.895                 74,772
                                                                          2015   1.895           1.871                 70,555
                                                                          2014   1.843           1.895                 73,990
                                                                          2013   1.903           1.843                294,287
                                                                          2012   1.765           1.903                342,357
                                                                          2011   1.733           1.765                380,614
                                                                          2010   1.623           1.733                382,898
                                                                          2009   1.453           1.623                327,323
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.152           2.152                     --
                                                                          2016   2.138           2.152                     --
                                                                          2015   2.164           2.138                 22,419
                                                                          2014   1.972           2.164                 20,553
                                                                          2013   1.502           1.972                162,487
                                                                          2012   1.376           1.502                158,327
                                                                          2011   1.460           1.376                168,628
                                                                          2010   1.273           1.460                164,021
                                                                          2009   1.041           1.273                157,246
                                                                          2008   1.570           1.041                 69,902
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   2.478           2.478                     --
                                                                          2016   2.415           2.478                     --
                                                                          2015   2.479           2.415                 18,363
                                                                          2014   2.401           2.479                 36,394
                                                                          2013   2.395           2.401                 83,835
                                                                          2012   2.174           2.395                 51,624
                                                                          2011   2.125           2.174                 59,778
                                                                          2010   1.920           2.125                 74,688
                                                                          2009   1.461           1.920                 93,983
                                                                          2008   1.658           1.461                 92,649
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)......... 2017   7.234           7.234                     --
                                                                          2016   7.234           7.234                     --
                                                                          2015   7.234           7.234                     --
                                                                          2014   7.078           7.234                     --
                                                                          2013   5.360           7.078                     --
                                                                          2012   4.603           5.360                     --
                                                                          2011   4.858           4.603                     --
                                                                          2010   4.206           4.858                     --
                                                                          2009   3.599           4.206                     --
                                                                          2008   5.407           3.599                     --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   1.890           2.185                 39,969
                                                                          2016   1.650           1.890                 42,951
                                                                          2015   1.732           1.650                 44,509
                                                                          2014   1.585           1.732                 49,576
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)........ 2017   1.959           2.117                  1,126
                                                                          2016   1.719           1.959                  1,028
                                                                          2015   1.913           1.719                    265
                                                                          2014   1.767           1.913                  3,716
                                                                          2013   1.374           1.767                 34,761
                                                                          2012   1.214           1.374                 21,182
                                                                          2011   1.277           1.214                 16,045
                                                                          2010   1.030           1.277                 12,960
                                                                          2009   0.825           1.030                  5,966
                                                                          2008   1.251           0.825                  3,087
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2017   1.913           1.966                 45,285
                                                                          2016   1.880           1.913                 48,424
                                                                          2015   1.893           1.880                 65,715
                                                                          2014   1.791           1.893                124,919
                                                                          2013   1.828           1.791                157,458
                                                                          2012   1.723           1.828                149,848
                                                                          2011   1.638           1.723                172,061
                                                                          2010   1.531           1.638                200,641
                                                                          2009   1.417           1.531                276,815
                                                                          2008   1.487           1.417                253,364

GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)                          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.792           2.369                 100,587
                                                                           2016   1.814           1.792                 110,271
                                                                           2015   1.729           1.814                 122,351
                                                                           2014   1.609           1.729                 229,542
                                                                           2013   1.214           1.609                 470,785
                                                                           2012   1.076           1.214                 484,756
                                                                           2011   1.197           1.076                 511,043
                                                                           2010   1.012           1.197                 522,827
                                                                           2009   0.802           1.012                 568,871
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.027           2.110                      --
                                                                           2008   3.130           2.027                      --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.183           1.177                 111,116
                                                                           2016   1.196           1.183                 852,047
                                                                           2015   1.212           1.196                 893,905
                                                                           2014   1.228           1.212                 318,124
                                                                           2013   1.244           1.228                 802,403
                                                                           2012   1.260           1.244               2,023,451
                                                                           2011   1.277           1.260                 343,240
                                                                           2010   1.288           1.277                 587,116
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.411           1.490                  12,882
                                                                           2016   1.368           1.411                  13,036
                                                                           2015   1.394           1.368                  12,493
                                                                           2014   1.352           1.394                 317,331
                                                                           2013   1.313           1.352                 400,895
                                                                           2012   1.219           1.313                 487,443
                                                                           2011   1.196           1.219                 416,019
                                                                           2010   1.101           1.196                 351,068
                                                                           2009   0.925           1.101                 332,614
                                                                           2008   1.095           0.925                  59,992
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....... 2017   1.463           1.598                  55,099
                                                                           2016   1.397           1.463                  55,340
                                                                           2015   1.431           1.397                  52,798
                                                                           2014   1.382           1.431                  43,908
                                                                           2013   1.262           1.382                 498,423
                                                                           2012   1.147           1.262                 476,914
                                                                           2011   1.150           1.147                 313,840
                                                                           2010   1.044           1.150                 265,434
                                                                           2009   0.856           1.044                 142,450
                                                                           2008   1.105           0.856                 102,061
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....... 2017   1.488           1.685                 104,267
                                                                           2016   1.407           1.488                 137,533
                                                                           2015   1.444           1.407                 195,829
                                                                           2014   1.393           1.444                 393,374
                                                                           2013   1.196           1.393               1,759,331
                                                                           2012   1.070           1.196               1,496,215
                                                                           2011   1.099           1.070               1,453,446
                                                                           2010   0.984           1.099               2,025,755
                                                                           2009   0.788           0.984               1,525,132
                                                                           2008   1.118           0.788                 853,929
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....... 2017   1.492           1.755                  19,505
                                                                           2016   1.398           1.492                  22,182
                                                                           2015   1.441           1.398                  27,144
                                                                           2014   1.387           1.441                  60,968
                                                                           2013   1.130           1.387                 352,449
                                                                           2012   0.992           1.130                 253,815
                                                                           2011   1.045           0.992                 221,593
                                                                           2010   0.923           1.045                 195,363
                                                                           2009   0.724           0.923                 128,468
                                                                           2008   1.131           0.724                  88,977
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....... 2017   2.564           2.914                 165,029
                                                                           2016   2.428           2.564                 153,777
                                                                           2015   2.398           2.428                 157,515
                                                                           2014   2.197           2.398                 273,645
                                                                           2013   1.846           2.197                 355,932
                                                                           2012   1.664           1.846                 430,541
                                                                           2011   1.624           1.664                 459,023
                                                                           2010   1.501           1.624                 573,368
                                                                           2009   1.296           1.501                 739,755
                                                                           2008   1.746           1.296                 355,777

                       GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2017   1.834
                                                                                 2016   1.731
                                                                                 2015   1.712
                                                                                 2014   1.568
                                                                                 2013   1.188
                                                                                 2012   1.067
                                                                                 2011   1.126
                                                                                 2010   1.019
                                                                                 2009   0.782
                                                                                 2008   1.264
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................ 2009   0.643
                                                                                 2008   1.089
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.747
                                                                                 2008   1.372
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)............................ 2013   1.426
                                                                                 2012   1.249
                                                                                 2011   1.350
                                                                                 2010   1.195
                                                                                 2009   0.995
                                                                                 2008   1.527
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2017   2.184
                                                                                 2016   2.102
                                                                                 2015   2.072
                                                                                 2014   1.890
                                                                                 2013   1.444
                                                                                 2012   1.319
                                                                                 2011   1.380
                                                                                 2010   1.213
                                                                                 2009   0.824
                                                                                 2008   1.538
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................. 2017   1.447
                                                                                 2016   1.464
                                                                                 2015   1.339
                                                                                 2014   1.244
                                                                                 2013   0.919
                                                                                 2012   0.950
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2012   0.844
                                                                                 2011   0.853
                                                                                 2010   0.776
                                                                                 2009   0.563
                                                                                 2008   0.849
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)............... 2017   2.136
                                                                                 2016   2.114
                                                                                 2015   2.136
                                                                                 2014   2.046
                                                                                 2013   2.122
                                                                                 2012   2.069
                                                                                 2011   1.949
                                                                                 2010   1.862
                                                                                 2009   1.794
                                                                                 2008   1.715
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)............... 2011   0.974
                                                                                 2010   0.853
                                                                                 2009   0.657
                                                                                 2008   1.118
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07)................. 2017   1.679
                                                                                 2016   1.678
                                                                                 2015   1.719
                                                                                 2014   1.853
                                                                                 2013   1.540
                                                                                 2012   1.319
                                                                                 2011   1.527
                                                                                 2010   1.430
                                                                                 2009   1.126
                                                                                 2008   1.969



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.156                  78,691
                                                                                 1.834                  93,930
                                                                                 1.731                  62,785
                                                                                 1.712                 209,348
                                                                                 1.568                 454,461
                                                                                 1.188                 443,884
                                                                                 1.067                 410,888
                                                                                 1.126                 423,913
                                                                                 1.019                 417,916
                                                                                 0.782                 408,659
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................ 0.636                      --
                                                                                 0.643                 128,473
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.781                      --
                                                                                 0.747                 588,245
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)............................ 1.571                      --
                                                                                 1.426                 246,063
                                                                                 1.249                 226,609
                                                                                 1.350                 223,988
                                                                                 1.195                 194,083
                                                                                 0.995                 198,176
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2.698                   6,017
                                                                                 2.184                   9,873
                                                                                 2.102                   9,516
                                                                                 2.072                  53,161
                                                                                 1.890                 184,222
                                                                                 1.444                 211,548
                                                                                 1.319                 198,483
                                                                                 1.380                 213,606
                                                                                 1.213                 209,357
                                                                                 0.824                 214,108
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................. 1.962                 316,754
                                                                                 1.447                 381,101
                                                                                 1.464                 384,929
                                                                                 1.339                 988,466
                                                                                 1.244               1,020,172
                                                                                 0.919               1,002,372
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 0.962                      --
                                                                                 0.844                  39,416
                                                                                 0.853                  59,441
                                                                                 0.776                  59,653
                                                                                 0.563                  65,120
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)............... 2.177                   2,576
                                                                                 2.136                   8,348
                                                                                 2.114                   7,456
                                                                                 2.136                  58,663
                                                                                 2.046                 103,637
                                                                                 2.122                  97,107
                                                                                 2.069                  94,698
                                                                                 1.949                  87,113
                                                                                 1.862                  74,362
                                                                                 1.794                  61,878
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)............... 1.057                      --
                                                                                 0.974                 297,464
                                                                                 0.853                 235,664
                                                                                 0.657                 230,643
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07)................. 2.070                  15,418
                                                                                 1.679                  14,891
                                                                                 1.678                  14,452
                                                                                 1.719                  34,314
                                                                                 1.853                  49,477
                                                                                 1.540                  51,778
                                                                                 1.319                  54,300
                                                                                 1.527                  66,861
                                                                                 1.430                  69,826
                                                                                 1.126                  58,762

                                    GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07)....... 2017   3.139           3.553                  36,494
                                                                          2016   2.622           3.139                  43,771
                                                                          2015   2.775           2.622                  42,551
                                                                          2014   2.676           2.775                  67,244
                                                                          2013   1.957           2.676                  69,787
                                                                          2012   1.704           1.957                  66,734
                                                                          2011   1.800           1.704                  76,687
                                                                          2010   1.437           1.800                 102,370
                                                                          2009   1.155           1.437                 120,346
                                                                          2008   1.760           1.155                 118,331
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07).................. 2017   3.471           4.166                 227,321
                                                                          2016   3.149           3.471                 224,898
                                                                          2015   3.152           3.149                 254,756
                                                                          2014   2.817           3.152                 678,934
                                                                          2013   2.161           2.817                 771,828
                                                                          2012   1.891           2.161                 735,441
                                                                          2011   1.881           1.891                 891,119
                                                                          2010   1.659           1.881               1,554,435
                                                                          2009   1.331           1.659               1,822,506
                                                                          2008   2.144           1.331               1,837,935
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.918           2.033                      --
                                                                          2016   1.646           1.918                      --
                                                                          2015   1.777           1.646                      --
                                                                          2014   1.641           1.777                   4,093
                                                                          2013   1.262           1.641                  10,872
                                                                          2012   1.122           1.262                   3,983
                                                                          2011   1.114           1.122                   2,090
                                                                          2010   1.036           1.114                      --
                                                                          2009   0.945           1.036                      --
                                                                          2008   1.384           0.945                      --
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).................. 2017   3.104           3.439                 138,597
                                                                          2016   2.886           3.104                 154,716
                                                                          2015   2.934           2.886                 178,276
                                                                          2014   2.741           2.934                 254,576
                                                                          2013   2.339           2.741                 592,698
                                                                          2012   2.128           2.339                 604,644
                                                                          2011   2.109           2.128                 664,709
                                                                          2010   1.945           2.109                 769,355
                                                                          2009   1.665           1.945                 804,617
                                                                          2008   2.171           1.665                 837,337
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)......................... 2017   2.452           2.856                  55,673
                                                                          2016   2.171           2.452                  53,541
                                                                          2015   2.203           2.171                  64,739
                                                                          2014   2.014           2.203                  94,730
                                                                          2013   1.503           2.014                 247,754
                                                                          2012   1.306           1.503                   2,442
                                                                          2011   1.312           1.306                  15,183
                                                                          2010   1.193           1.312                  15,688
                                                                          2009   1.000           1.193                   2,671
                                                                          2008   1.501           1.000                   2,953
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2017   3.763           4.300                   1,507
                                                                          2016   3.212           3.763                   1,507
                                                                          2015   3.236           3.212                   1,507
                                                                          2014   3.278           3.236                  37,033
                                                                          2013   2.619           3.278                  72,028
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2017   2.622           3.455                   2,163
                                                                          2016   2.616           2.622                     767
                                                                          2015   2.398           2.616                      --
                                                                          2014   2.233           2.398                   2,058
                                                                          2013   1.630           2.233                  33,363
                                                                          2012   1.392           1.630                  24,842
                                                                          2011   1.429           1.392                  17,990
                                                                          2010   1.240           1.429                  15,781
                                                                          2009   0.878           1.240                  11,048
                                                                          2008   1.437           0.878                      --

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2017   3.498
                                                                                      2016   3.179
                                                                                      2015   3.143
                                                                                      2014   2.986
                                                                                      2013   2.098
                                                                                      2012   1.834
                                                                                      2011   1.831
                                                                                      2010   1.378
                                                                                      2009   1.007
                                                                                      2008   1.529
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 2017   1.971
                                                                                      2016   1.968
                                                                                      2015   1.979
                                                                                      2014   1.948
                                                                                      2013   1.985
                                                                                      2012   1.942
                                                                                      2011   1.862
                                                                                      2010   1.780
                                                                                      2009   1.726
                                                                                      2008   1.752
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.324
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.615
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2017   2.570
                                                                                      2016   2.417
                                                                                      2015   2.438
                                                                                      2014   2.212
                                                                                      2013   1.711
                                                                                      2012   1.493
                                                                                      2011   1.556
                                                                                      2010   1.348
                                                                                      2009   1.008
                                                                                      2008   1.782
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2017   2.110
                                                                                      2016   2.082
                                                                                      2015   2.088
                                                                                      2014   1.912
                                                                                      2013   1.401
                                                                                      2012   1.161
                                                                                      2011   1.210
                                                                                      2010   1.039
                                                                                      2009   0.775
                                                                                      2008   1.339
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2017   3.158
                                                                                      2016   2.711
                                                                                      2015   2.860
                                                                                      2014   2.665
                                                                                      2013   2.107
                                                                                      2012   1.820
                                                                                      2011   1.826
                                                                                      2010   1.606
                                                                                      2009   1.250
                                                                                      2008   2.208
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.056
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2017   1.904
                                                                                      2016   1.683
                                                                                      2015   1.770
                                                                                      2014   1.772
                                                                                      2013   1.695
                                                                                      2012   1.503
                                                                                      2011   1.464
                                                                                      2010   1.303
                                                                                      2009   0.917
                                                                                      2008   1.238



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 4.232                  47,973
                                                                                      3.498                  49,882
                                                                                      3.179                  52,390
                                                                                      3.143                  65,616
                                                                                      2.986                 149,571
                                                                                      2.098                 143,990
                                                                                      1.834                 157,641
                                                                                      1.831                 176,999
                                                                                      1.378                 163,816
                                                                                      1.007                 171,898
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 1.986                  24,734
                                                                                      1.971                  38,890
                                                                                      1.968                  37,136
                                                                                      1.979                 184,771
                                                                                      1.948                 195,372
                                                                                      1.985                 200,692
                                                                                      1.942                 205,750
                                                                                      1.862                 212,057
                                                                                      1.780                 238,592
                                                                                      1.726                 250,086
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.269                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.526                      --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 3.084                  69,736
                                                                                      2.570                  65,639
                                                                                      2.417                  60,688
                                                                                      2.438                  76,230
                                                                                      2.212                 130,147
                                                                                      1.711                 120,704
                                                                                      1.493                 133,212
                                                                                      1.556                 209,389
                                                                                      1.348                 214,758
                                                                                      1.008                 282,048
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.573                      --
                                                                                      2.110                      --
                                                                                      2.082                      --
                                                                                      2.088                      --
                                                                                      1.912                  31,531
                                                                                      1.401                  28,213
                                                                                      1.161                  48,406
                                                                                      1.210                  24,596
                                                                                      1.039                  19,451
                                                                                      0.775                  15,185
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 3.520                 177,751
                                                                                      3.158                 168,948
                                                                                      2.711                 186,398
                                                                                      2.860                 316,804
                                                                                      2.665                 349,880
                                                                                      2.107                 323,093
                                                                                      1.820                 505,375
                                                                                      1.826                 903,638
                                                                                      1.606               1,021,111
                                                                                      1.250               1,027,207
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 1.889                      --
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2.010                   5,031
                                                                                      1.904                   6,384
                                                                                      1.683                   5,846
                                                                                      1.770                  55,114
                                                                                      1.772                  55,277
                                                                                      1.695                  52,953
                                                                                      1.503                  58,445
                                                                                      1.464                  68,416
                                                                                      1.303                  64,998
                                                                                      0.917                  77,680

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2017   3.531
                                                                                  2016   3.196
                                                                                  2015   3.291
                                                                                  2014   3.144
                                                                                  2013   2.345
                                                                                  2012   2.074
                                                                                  2011   2.356
                                                                                  2010   1.857
                                                                                  2009   1.346
                                                                                  2008   2.258
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2017   1.732
                                                                                  2016   1.494
                                                                                  2015   1.882
                                                                                  2014   2.082
                                                                                  2013   2.129
                                                                                  2012   1.906
                                                                                  2011   2.295
                                                                                  2010   1.977
                                                                                  2009   1.160
                                                                                  2008   2.486
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.561
                                                                                  2016   1.476
                                                                                  2015   1.599
                                                                                  2014   1.823
                                                                                  2013   1.502
                                                                                  2012   1.287
                                                                                  2011   1.459
                                                                                  2010   1.363
                                                                                  2009   1.008
                                                                                  2008   1.712
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2017   2.306
                                                                                  2016   2.084
                                                                                  2015   2.035
                                                                                  2014   1.837
                                                                                  2013   1.409
                                                                                  2012   1.220
                                                                                  2011   1.257
                                                                                  2010   1.015
                                                                                  2009   0.712
                                                                                  2008   1.284
 Janus Henderson Global Research Subaccount (Service Shares) (5/01).............. 2017   1.108
                                                                                  2016   1.102
                                                                                  2015   1.146
                                                                                  2014   1.083
                                                                                  2013   0.856
                                                                                  2012   0.724
                                                                                  2011   0.853
                                                                                  2010   0.748
                                                                                  2009   0.551
                                                                                  2008   1.012
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.062
                                                                                  2016   2.064
                                                                                  2015   2.128
                                                                                  2014   1.791
                                                                                  2013   1.228
                                                                                  2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.573
                                                                                  2013   1.205
                                                                                  2012   1.062
                                                                                  2011   1.147
                                                                                  2010   0.997
                                                                                  2009   0.781
                                                                                  2008   1.247



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 4.201                 29,452
                                                                                  3.531                 29,304
                                                                                  3.196                 36,523
                                                                                  3.291                 59,800
                                                                                  3.144                124,953
                                                                                  2.345                121,079
                                                                                  2.074                126,174
                                                                                  2.356                184,734
                                                                                  1.857                181,117
                                                                                  1.346                162,285
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2.400                 43,588
                                                                                  1.732                 38,505
                                                                                  1.494                 34,417
                                                                                  1.882                 31,296
                                                                                  2.082                 24,901
                                                                                  2.129                 22,903
                                                                                  1.906                 54,704
                                                                                  2.295                 53,879
                                                                                  1.977                 50,596
                                                                                  1.160                 49,087
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.798                 42,826
                                                                                  1.561                 37,118
                                                                                  1.476                 32,334
                                                                                  1.599                 29,110
                                                                                  1.823                 33,373
                                                                                  1.502                 29,663
                                                                                  1.287                 86,855
                                                                                  1.459                 90,670
                                                                                  1.363                 78,947
                                                                                  1.008                 74,098
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2.893                 14,744
                                                                                  2.306                 14,744
                                                                                  2.084                 14,744
                                                                                  2.035                  9,423
                                                                                  1.837                 62,612
                                                                                  1.409                 58,358
                                                                                  1.220                 64,934
                                                                                  1.257                 92,750
                                                                                  1.015                 97,000
                                                                                  0.712                142,443
 Janus Henderson Global Research Subaccount (Service Shares) (5/01).............. 1.385                 12,517
                                                                                  1.108                 12,137
                                                                                  1.102                 11,696
                                                                                  1.146                 24,244
                                                                                  1.083                 57,991
                                                                                  0.856                 49,144
                                                                                  0.724                 48,590
                                                                                  0.853                 61,176
                                                                                  0.748                107,849
                                                                                  0.551                148,854
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.367                 22,258
                                                                                  2.062                 22,258
                                                                                  2.064                 22,258
                                                                                  2.128                 22,258
                                                                                  1.791                131,465
                                                                                  1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 1.582                     --
                                                                                  1.573                235,882
                                                                                  1.205                233,310
                                                                                  1.062                238,079
                                                                                  1.147                226,004
                                                                                  0.997                249,234
                                                                                  0.781                254,177

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.243
                                                                                  2016   1.976
                                                                                  2015   2.092
                                                                                  2014   1.865
                                                                                  2013   1.500
                                                                                  2012   1.331
                                                                                  2011   1.250
                                                                                  2010   1.128
                                                                                  2009   0.930
                                                                                  2008   1.449
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2017   3.099
                                                                                  2016   2.923
                                                                                  2015   2.698
                                                                                  2014   2.397
                                                                                  2013   1.762
                                                                                  2012   1.483
                                                                                  2011   1.512
                                                                                  2010   1.395
                                                                                  2009   0.993
                                                                                  2008   1.604
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   3.011
                                                                                  2016   2.700
                                                                                  2015   2.816
                                                                                  2014   2.554
                                                                                  2013   1.954
                                                                                  2012   1.700
                                                                                  2011   1.641
                                                                                  2010   1.518
                                                                                  2009   1.235
                                                                                  2008   1.944
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2017   2.310
                                                                                  2016   2.212
                                                                                  2015   2.344
                                                                                  2014   2.281
                                                                                  2013   1.572
                                                                                  2012   1.333
                                                                                  2011   1.332
                                                                                  2010   1.078
                                                                                  2009   0.765
                                                                                  2008   1.307
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)......................................................................... 2011   1.028
                                                                                  2010   1.004
                                                                                  2009   0.791
                                                                                  2008   1.415
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................... 2017   2.357
                                                                                  2016   2.284
                                                                                  2015   2.286
                                                                                  2014   2.324
                                                                                  2013   2.156
                                                                                  2012   1.853
                                                                                  2011   1.833
                                                                                  2010   1.592
                                                                                  2009   1.009
                                                                                  2008   1.460
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   1.008
                                                                                  2010   0.935
                                                                                  2009   0.807
                                                                                  2008   1.037
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................... 2010   1.293
                                                                                  2009   1.307
                                                                                  2008   1.291
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 2009   1.401
                                                                                  2008   1.355
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)......................... 2008   0.980



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.638                    913
                                                                                  2.243                  6,643
                                                                                  1.976                  6,643
                                                                                  2.092                  6,643
                                                                                  1.865                121,088
                                                                                  1.500                 92,498
                                                                                  1.331                116,186
                                                                                  1.250                 39,025
                                                                                  1.128                 42,471
                                                                                  0.930                 39,244
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 3.847                 21,286
                                                                                  3.099                 22,518
                                                                                  2.923                 21,388
                                                                                  2.698                 39,700
                                                                                  2.397                 61,057
                                                                                  1.762                 59,038
                                                                                  1.483                 62,707
                                                                                  1.512                 81,645
                                                                                  1.395                 96,714
                                                                                  0.993                 92,139
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 3.413                 70,664
                                                                                  3.011                 78,947
                                                                                  2.700                 90,079
                                                                                  2.816                 96,892
                                                                                  2.554                122,768
                                                                                  1.954                109,620
                                                                                  1.700                121,660
                                                                                  1.641                147,142
                                                                                  1.518                151,067
                                                                                  1.235                157,063
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2.834                  3,909
                                                                                  2.310                  3,775
                                                                                  2.212                  3,630
                                                                                  2.344                  3,592
                                                                                  2.281                 49,415
                                                                                  1.572                 40,878
                                                                                  1.333                 38,525
                                                                                  1.332                 39,688
                                                                                  1.078                 68,765
                                                                                  0.765                 58,207
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (10/96)......................................................................... 1.107                     --
                                                                                  1.028                120,547
                                                                                  1.004                117,401
                                                                                  0.791                116,334
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................... 2.460                     --
                                                                                  2.357                     --
                                                                                  2.284                  7,745
                                                                                  2.286                  7,380
                                                                                  2.324                 40,612
                                                                                  2.156                 30,343
                                                                                  1.853                 28,211
                                                                                  1.833                 28,165
                                                                                  1.592                 28,625
                                                                                  1.009                 25,296
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 0.997                     --
                                                                                  1.008                     --
                                                                                  0.935                     --
                                                                                  0.807                     --
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................... 1.288                     --
                                                                                  1.293                797,136
                                                                                  1.307                721,587
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 1.449                     --
                                                                                  1.401                260,317
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)......................... 0.910                     --

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2017   2.587           2.982                  5,501
                                                                       2016   2.467           2.587                  5,501
                                                                       2015   2.543           2.467                 57,560
                                                                       2014   2.357           2.543                272,852
                                                                       2013   2.012           2.357                315,666
                                                                       2012   1.841           2.012                314,990
                                                                       2011   1.865           1.841                319,925
                                                                       2010   1.685           1.865                659,896
                                                                       2009   1.390           1.685                680,013
                                                                       2008   1.882           1.390                679,310
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.562           0.577                     --
                                                                       2008   1.000           0.562                 34,977



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



The Underlying Funds listed below were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES


The following Underlying Funds were renamed:




                  FORMER NAME                                          NEW NAME
----------------------------------------------- ------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                       BRIGHTHOUSE FUNDS TRUST I
Invesco Mid Cap Value Portfolio - Class B       Victory Sycamore Mid Cap Value Portfolio - Class B
BRIGHTHOUSE FUNDS TRUST II                      BRIGHTHOUSE FUNDS TRUST II
BlackRock Large Cap Value Portfolio - Class B   MFS Value Portfolio II - Class B
JANUS ASPEN SERIES                              JANUS ASPEN SERIES
Enterprise Portfolio - Service Shares           Janus Henderson Enterprise Portfolio - Service Shares
 Global Research Portfolio - Service Shares     Janus Henderson Global Research Portfolio - Service
                                                Shares



UNDERLYING FUND MERGERSThe following former Underlying Funds merged with and into the new Underlying Funds:




             MERGED UNDERLYING FUND/TRUST               SURVIVING UNDERLYING FUND/TRUST
------------------------------------------------------ ---------------------------------
BRIGHTHOUSE FUNDS TRUST II                             BRIGHTHOUSE FUNDS TRUST II
MFS Value Portfolio II (formerly BlackRock Large Cap   MFS(R) Value Portfolio - Class A
Value Portfolio) - Class B

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


                                   APPENDIX C
--------------------------------------------------------------------------------

           UNDERLYING FUNDS WITH DIFFERENT LEGAL AND MARKETING NAMES




            SERIES FUND/TRUST                    PORTFOLIO/SERIES                     MARKETING NAME
----------------------------------------- ------------------------------ ----------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio                      Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Equity-Income Portfolio        Fidelity VIP Equity-Income Portfolio(R)
Fidelity(R) Variable Insurance Products   High Income Portfolio          Fidelity VIP High Income Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio


                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Advertisement of the Separate Account

Taxes

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 15

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Ultra-Short Term Bond Portfolio

   o   Fidelity(R) VIP High Income Portfolio

   o   MetLife Aggregate Bond Index Portfolio

   o   Western Asset Core Plus VIT Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management Strategic Bond Opportunities Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                   APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
3  Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                          GOLD TRACK SELECT PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium variable annuity contract (the "Contract") issued by Brighthouse Life Insurance Company (the "Company", "Our", "Us" or "We"). The Contract is used in connection with 401(k) Plans, 403(a) Plans, 403(b) Plans, Keoghs, 457(b) Plans and non-qualified deferred compensation Plans. The Company no longer actively offers the Contract to new purchasers.


The Contract's value will vary daily to reflect the investment experience of the Funding Options (referred to as "Subaccounts" in Your Contract available through Brighthouse Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     American Funds(R) Balanced Allocation Portfolio -- Class C
     American Funds(R) Growth Allocation Portfolio -- Class C
     American Funds(R) Moderate Allocation Portfolio -- Class C
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class B
     Harris Oakmark International Portfolio -- Class A

     Invesco Comstock Portfolio -- Class B

     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     MetLife Multi-Index Targeted Risk Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B

     Schroders Global Multi-Asset Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B

     Victory Sycamore Mid Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A

     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D

     Jennison Growth Portfolio -- Class A
     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife Mid Cap Stock Index Portfolio -- Class G
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A
DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Freedom 2020 Portfolio
     Freedom 2025 Portfolio
     Freedom 2030 Portfolio
     Freedom 2040 Portfolio
     Freedom 2050 Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES

     Janus Henderson Enterprise Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2018

We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266
or call 1-800-842-9406. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                        PROSPECTUS DATED: APRIL 30, 2018

                               TABLE OF CONTENTS






                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    9
Condensed Financial Information..............................   13
The Annuity Contract and Your Retirement Plan................   13
  403(b) Plan Terminations...................................   13
  Other Plan Terminations....................................   14
The Annuity Contract.........................................   14
  Contract Owner Inquiries...................................   15
  Allocated Contracts........................................   15
  Unallocated Contracts......................................   15
  Purchase Payments..........................................   15
  Purchase Payments ---- Section 403(b) Plans................   16
  Accumulation Units.........................................   16
  The Funding Options........................................   16
  Underlying Funds Which Are Fund of Funds...................   23
Charges And Deductions.......................................   24
  General....................................................   24
  Surrender Charge...........................................   25
  Free Withdrawal Allowance..................................   26
  Mortality and Expense Risk Charge..........................   26
  Underlying Fund Fees and Expenses..........................   26
  Variable Liquidity Benefit Charge..........................   26
  Administrative Charge......................................   26
  TPA Administrative Charges.................................   27
  Premium Tax................................................   27
  Income Taxes...............................................   27
  Changes in Taxes Based upon Premium or Value...............   27
  Account Reduction Loan Fees................................   27
Transfers....................................................   27
  Restrictions on Transfers..................................   28
  Dollar Cost Averaging......................................   30
Access to Your Money.........................................   31
  Systematic Withdrawals.....................................   31
  Account Reduction Loans....................................   31
Ownership Provisions.........................................   32
  Types of Ownership.........................................   32
  Contract Owner.............................................   32
  Beneficiary................................................   32
  Abandoned Property Requirements............................   32
  Annuitant..................................................   32
Death Benefit................................................   32
  Death Benefit Proceeds Prior to the Maturity Date..........   33
  Payment of Proceeds........................................   33
  Death Proceeds after the Maturity Date.....................   34
The Annuity Period...........................................   34
  Maturity Date..............................................   34


                                                              PAGE
                                                              -----
  Allocation of Annuity......................................   34
  Variable Annuity...........................................   34
  Fixed Annuity..............................................   35
  Election of Options........................................   35
  Retired Life Certificate...................................   35
  Allocation of Contract Value During the Annuity Period.....   35
  Annuity Options............................................   36
  Variable Liquidity Benefit.................................   37
Miscellaneous Contract Provisions............................   37
  Right to Return............................................   37
  Termination of Allocated Contracts.........................   37
  Contract Exchanges.........................................   39
  Suspension of Payments.....................................   39
  Misstatement...............................................   39
  Funding Options............................................   39
  Cybersecurity Risks........................................   39
The Separate Account.........................................   40
  Performance Information....................................   40
Federal Tax Considerations...................................   41
  Qualified Annuity Contracts................................   41
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b)........................................   45
Other Information............................................   47
  The Insurance Company......................................   47
  Financial Statements.......................................   47
  Distribution of the Contracts..............................   47
  Conformity with State and Federal Laws.....................   49
  Voting Rights..............................................   49
  Contract Modification......................................   49
  Postponement of Payment (the "Emergency
    Procedure")..............................................   49
  Restrictions on Financial Transactions.....................   50
  Legal Proceedings..........................................   50
Appendix A: Condensed Financial Information for
  Brighthouse Separate Account Eleven for Variable
  Annuities..................................................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Underlying Funds with Different Legal And
  Marketing Names............................................  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant....................  E-1
Appendix F: Competing Funds..................................  F-1
Appendix G: Premium Tax Table................................  G-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- Brighthouse Life Insurance Company.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges.

CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DCA PROGRAM -- pre-authorized transfer program that allows You to invest a fixed amount of money in the Funding Options on a monthly or quarterly basis.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.


GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.


HOME OFFICE -- the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract.

INDIVIDUAL ACCOUNT -- an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


NET INVESTMENT RATE -- Assumed investment return during the Annuity Period for a Variable Annuity.

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.


PLAN -- for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401, 403, or 457 of the Code.


PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.


PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality on Purchase Payments.


PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Section 401, 403, or 457 of the Code.


SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.


UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as "Business Days."


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- In this prospectus, depending on the context, "You" is the owner of the Contract or the Participant or Annuitant for whom money is invested under certain group arrangements. In cases where We are referring to giving instructions or making payments to Us for Qualified Contracts or Contracts used in connection with non-qualified deferred compensation plans or qualified excess benefit arrangements, "You" means the trustee or employer. Under certain group arrangements where the Participant or Annuitant is permitted to choose among Funding Options, "You" means the Participant or Annuitant who is giving Us instructions about the Funding Options. In connection with a 403(b) Plan Termination, as of the date of the Contract or cash distribution under such Plan Termination, "You" means the Participant who has received such Contract or cash distribution.

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                           GOLD TRACK SELECT ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by Brighthouse Life Insurance Company is intended for retirement savings or other long-term investment purposes.


The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account. Because of exemptive and exclusionary provisions, neither the Fixed Account nor Our general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.


During the payout phase, You may choose one of a number of Annuity options. You may receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is used in connection with qualified retirement Plans (which include Contracts qualifying under Section 401, 403 or 457 of the Code.) The Contract may also be issued for non-qualified and unfunded deferred compensation Plans which do not qualify for special treatment under the Code, subject to Our underwriting requirements, and, with respect to Plans of governmental employers, for qualified excess benefit arrangements, subject to Our underwriting requirements. Purchase of this Contract through a qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the qualified retirement Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Contract, or $10,000 annually per group Contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract to the group. Where We refer to "You," We are referring to the group Participant. Where We refer to Your Contract, We are referring to a group unallocated Contract or individual Certificate, as applicable.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example, dollar-cost averaging, etc.). Your retirement Plan provisions supersede this prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.


The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred Annuity Plan, deferred compensation Plan or combined qualified plan/tax-deferred Annuity Plan, and You cancel the Contract within ten days after You receive it, You receive a full refund of the Contract Value plus any Contract charges You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the free look period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment. The Contract Value will be determined as of the close of business on the day We receive a Written Request for a refund. There is no right to return period for unallocated Contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to Your Contract for restrictions on transfers to and from the Fixed Account.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. A Funding Option administrative charge of 0.10% annually will be charged, depending upon the terms of Your allocated Contract. The maximum annual mortality and expense risk charge is 1.20% of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.


If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity/income Payments, We may be required by Your state to deduct a Premium Tax.

Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the "The Annuity Period" section for a description of this benefit.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies before the Annuity Period upon the first death of the Contract Owner, joint Contract Owner, or Annuitant. The amount of the death benefit payable upon such death is described under "Death Benefit" in this prospectus. Assuming You are the Annuitant, if You die before You move to the Annuity Period, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the Annuity Period begins, however, depending on the Annuity option You elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to Your Beneficiary (see "Death Proceeds After the Maturity Date" for more information). The death benefit paid depends on Your age at the time of Your death. We calculate the death benefit value at the close of the Business Day on which Our Home Office receives Due Proof of Death. Any amount paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the "Death Benefit" section of this prospectus for more details.)


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions--see Appendix G).



CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES
-------------------------------------------


SURRENDER CHARGE:.............................       5%(1)
As a percentage of amount surrendered
ACCOUNT REDUCTION LOAN INITIATION FEE.........   $75.00(2)
ACCOUNT REDUCTION LOAN MAINTENANCE FEE........   $50.00
VARIABLE LIQUIDITY BENEFIT CHARGE:............       5%(3)

As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


ADMINISTRATIVE CHARGES
FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT    0.10%
 FOR ALLOCATED CONTRACTS)
MORTALITY & EXPENSE RISK CHARGE
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)                 1.20%(4)
TOTAL MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES                                           1.30%

(1) The surrender charge declines to zero after end of the 8th Contract Year. The charge is as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

(2)   Loans will be charged an initial set-up fee of $75.00.
(3) The withdrawal charge only applies when You make a surrender after beginning to receive Annuity payouts. The charge is as follows.


 CONTRACT YEAR     WITHDRAWAL CHARGE
---------------   ------------------
      0-2                 5%
      3-4                 4%
      5-6                 3%
      7-8                 2%
       9+                 0%


(4) We are waiving the following amounts of the Mortality & Expense Risk charge as follows: 0.14% for the Subaccount investing in the Clearbridge Aggressive Growth Portfolio of the Brighthouse Funds Trust I; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A of the Brighthouse Funds Trust II; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Brighthouse Funds Trust I. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the
      T. Rowe Price Large Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the

   Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B of the Brighthouse Funds Trust I.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2017 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.42%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%          0.03%
 American Funds Growth Fund.......................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................    0.06%     0.55%            --
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................    0.06%     0.55%          0.01%
 BlackRock High Yield Portfolio -- Class A........    0.60%       --           0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%          0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................    0.88%       --           0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%          0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --           0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................    0.55%       --           0.03%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................    0.55%     0.25%          0.03%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --              0.80%
 American Funds Growth Fund.......................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund................   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Balanced Allocation
  Portfolio -- Class C............................ 0.42%            1.03%       --              1.03%
 American Funds(R) Growth Allocation
  Portfolio -- Class C............................ 0.43%            1.05%       --              1.05%
 American Funds(R) Moderate Allocation
  Portfolio -- Class C............................ 0.40%            1.02%       --              1.02%
 BlackRock High Yield Portfolio -- Class A........   --             0.67%       --              0.67%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.07%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A.....................   --             0.99%     0.05%             0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%       --              0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A+........................................   --             0.58%     0.02%             0.56%
 ClearBridge Aggressive Growth Portfolio --
  Class B.........................................   --             0.83%     0.02%             0.81%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Harris Oakmark International Portfolio --
  Class A........................................    0.77%       --           0.04%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%          0.02%
 Invesco Small Cap Growth Portfolio --
  Class A........................................    0.85%       --           0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.78%       --           0.06%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B...........................    0.17%     0.25%          0.01%
 MFS(R) Research International Portfolio --
  Class B........................................    0.69%     0.25%          0.05%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+..........................    0.65%     0.25%          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.04%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.50%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.08%
 Schroders Global Multi-Asset Portfolio --
  Class B........................................    0.64%     0.25%          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+.......................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B...........................    0.65%     0.25%          0.03%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.18%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --           0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B...........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.04%
 Jennison Growth Portfolio -- Class A............    0.60%       --           0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife Mid Cap Stock Index Portfolio --
  Class G........................................    0.25%     0.30%          0.04%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.07%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.62%       --           0.02%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Harris Oakmark International Portfolio --
  Class A........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B...........   --             0.83%     0.02%             0.81%
 Invesco Small Cap Growth Portfolio --
  Class A........................................   --             0.88%     0.02%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................   --             0.84%     0.10%             0.74%
 MetLife Multi-Index Targeted Risk
  Portfolio -- Class B........................... 0.21%            0.64%       --              0.64%
 MFS(R) Research International Portfolio --
  Class B........................................   --             0.99%     0.10%             0.89%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B+..........................   --             0.94%     0.02%             0.92%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.95%     0.10%             0.85%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.97%     0.01%             0.96%
 PIMCO Total Return Portfolio -- Class B.........   --             0.81%     0.03%             0.78%
 Schroders Global Multi-Asset Portfolio --
  Class B........................................ 0.01%            0.96%       --              0.96%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E+.......................................   --             0.74%     0.03%             0.71%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B...........................   --             0.93%     0.09%             0.84%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.51%       --              0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.39%     0.03%             0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B........................... 0.57%            0.94%     0.02%             0.92%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.59%            0.90%       --              0.90%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.61%            0.91%       --              0.91%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.64%            0.95%       --              0.95%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.54%       --              0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%             0.83%
 Jennison Growth Portfolio -- Class A............   --             0.62%     0.08%             0.54%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%             0.27%
 MetLife Mid Cap Stock Index Portfolio --
  Class G........................................ 0.01%            0.60%       --              0.60%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.38%       --              0.38%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................ 0.01%            0.32%       --              0.32%
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.64%     0.06%             0.58%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
 Neuberger Berman Genesis Portfolio --
  Class A....................................... 0.81%          --           0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B.......................... 0.60%        0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B.......................... 0.47%        0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............ 0.56%          --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A.......... 0.47%          --           0.02%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series......... 0.71%          --           0.07%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................ 0.54%        0.25%          0.08%
 Dynamic Capital Appreciation Portfolio+........ 0.54%        0.25%          0.18%
 Freedom 2020 Portfolio.........................   --         0.25%            --
 Freedom 2025 Portfolio.........................   --         0.25%            --
 Freedom 2030 Portfolio.........................   --         0.25%            --
 Freedom 2040 Portfolio.........................   --         0.25%            --
 Freedom 2050 Portfolio.........................   --         0.25%            --
 Mid Cap Portfolio.............................. 0.54%        0.25%          0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.......... 1.05%        0.25%          0.12%
 Templeton Foreign VIP Fund..................... 0.77%        0.25%          0.05%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio........... 0.64%        0.25%          0.09%
 Janus Henderson Global Research
  Portfolio+.................................... 0.54%        0.25%          0.10%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio+.................................... 0.75%          --           0.04%
 ClearBridge Variable Appreciation
  Portfolio..................................... 0.69%          --           0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio..................................... 0.70%          --           0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio..................................... 0.70%          --           0.10%
 ClearBridge Variable Large Cap Value
  Portfolio+.................................... 0.65%          --           0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio..................................... 0.75%          --           0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio.......... 0.45%          --           0.13%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund................................. 0.65%          --           0.64%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
 Neuberger Berman Genesis Portfolio --
  Class A.......................................   --             0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B..........................   --             0.87%     0.05%             0.82%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B..........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............   --             0.60%     0.06%             0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........   --             0.49%     0.01%             0.48%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series.........   --             0.78%       --              0.78%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.87%       --              0.87%
 Dynamic Capital Appreciation Portfolio+........   --             0.97%       --              0.97%
 Freedom 2020 Portfolio......................... 0.58%            0.83%       --              0.83%
 Freedom 2025 Portfolio......................... 0.60%            0.85%       --              0.85%
 Freedom 2030 Portfolio......................... 0.65%            0.90%       --              0.90%
 Freedom 2040 Portfolio......................... 0.68%            0.93%       --              0.93%
 Freedom 2050 Portfolio......................... 0.68%            0.93%       --              0.93%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........   --             1.42%     0.01%             1.41%
 Templeton Foreign VIP Fund..................... 0.02%            1.09%     0.01%             1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio...........   --             0.98%       --              0.98%
 Janus Henderson Global Research
  Portfolio+....................................   --             0.89%       --              0.89%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio+....................................   --             0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%       --              0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio.....................................   --             0.76%       --              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio+....................................   --             0.71%       --              0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%       --              0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.58%     0.03%             0.55%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund.................................   --             1.29%     0.40%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the Funding Option Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.


EXAMPLE 1



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $762    $1,165    $1,644     $2,920     $262      $805    $1,374    $2,920
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $647    $  817    $1,059     $1,727     $147      $457    $  789    $1,727


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on Your employer's or the Plan Administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer's retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS

Upon a 403(b) Plan Termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.



OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.


This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.




                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Gold Track Select Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued
Your Contract. We will include any such differences in Your Contract.


The Company offers several different Annuities that Your financial representative (where applicable) may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the standard and optional death benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, Annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than Annuities that deduct charges if You make a withdrawal or surrender.


We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date (referred to as "Annuity Commencement Date" in Your Contract). The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate

Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.


Purchase of this Contract through a tax-qualified retirement Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing this Contract for its death benefits, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial representative (where applicable) to determine if this Contract is appropriate for You.



CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


ALLOCATED CONTRACTS


A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.


UNALLOCATED CONTRACTS


We offer an unallocated Annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a TPA.

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no Individual Accounts under the unallocated Contracts for individual Participants in the Qualified Plan.


PURCHASE PAYMENTS


The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group Contract. The initial Purchase Payment is due and payable before the Contract becomes effective. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.


We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.


We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")


We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If We receive the Purchase Payment after close of the NYSE, We will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.


We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.



PURCHASE PAYMENTS -- SECTION 403(B) PLANS


The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers:
(1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above;
(2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

ACCUMULATION UNIT VALUE. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:


     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000035616 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.


We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee

Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.


Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                CompanySM
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 CompanySM
BRIGHTHOUSE FUNDS TRUST I
American Funds(R) Balanced              Seeks a balance between a high level    Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
American Funds(R) Growth Allocation     Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class C
American Funds(R) Moderate              Seeks a high total return in the form   Brighthouse Investment Advisers, LLC
 Allocation Portfolio -- Class C        of income and growth of capital, with
                                        a greater emphasis on income.
BlackRock High Yield Portfolio --       Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                           Subadvisers: Delaware Investments
                                                                                Fund Advisers; Wells Capital
                                                                                Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.             Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                            Subadviser: Aberdeen Asset Managers
                                                                                Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                  Subadviser: Wellington Management
                                                                                Company LLP

          UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------- ----------------------------------------- --------------------------------------
Clarion Global Real Estate          Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A               in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                    both capital appreciation and current     LLC
                                    income.
ClearBridge Aggressive Growth       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A+                                                        Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Aggressive Growth       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: ClearBridge Investments,
                                                                              LLC
Harris Oakmark International        Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --       Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                      Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth            Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value            Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                         Subadviser: J.P. Morgan Investment
                                                                              Management Inc.
MetLife Multi-Index Targeted Risk   Seeks a balance between growth of         Brighthouse Investment Advisers, LLC
 Portfolio -- Class B               capital and current income, with a        Subadviser: Overlay Portion: MetLife
                                    greater emphasis on growth of             Investment Advisors, LLC
                                    capital.
MFS(R) Research International       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                        Subadviser: Morgan Stanley
                                                                              Investment Management Inc.
Oppenheimer Global Equity           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A               consistent with preservation of capital   Subadviser: Pacific Investment
                                    and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --     Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                            consistent with the preservation of       Subadviser: Pacific Investment
                                    capital and prudent investment            Management Company LLC
                                    management.
Schroders Global Multi-Asset        Seeks capital appreciation and            Brighthouse Investment Advisers, LLC
 Portfolio -- Class B               current income.                           Subadvisers: Schroder Investment
                                                                              Management North America Inc.;
                                                                              Schroder Investment Management
                                                                              North America Limited
T. Rowe Price Large Cap Value       Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B               by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                    believed to be undervalued. Income        Inc.
                                    is a secondary objective.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E+                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
Victory Sycamore Mid Cap Value         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  equity securities of mid-sized            Subadviser: Victory Capital
                                       companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --     Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
Brighthouse Asset Allocation 20        Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
Brighthouse Asset Allocation 40        Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
Brighthouse Asset Allocation 60        Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
Brighthouse Asset Allocation 80        Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  with some current income.                 Subadviser: Wellington Management
                                                                                 Company LLP
Brighthouse/Wellington Core Equity     Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Jennison Growth Portfolio -- Class A   Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  Bloomberg Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                       Bond Index.                               Advisors, LLC
MetLife Mid Cap Stock Index            Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class G                  Standard & Poor's MidCap 400(R)           Subadviser: MetLife Investment
                                       Composite Stock Price Index.              Advisors, LLC
MetLife MSCI EAFE(R) Index             Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                 Advisors, LLC

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Russell 2000(R) Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value            Seeks capital appreciation.               Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                     Company
                                                                                     Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation               Seeks capital appreciation.               Fidelity Management & Research
 Portfolio+                                                                          Company
                                                                                     Subadviser: FMR Co., Inc.
Freedom 2020 Portfolio                     Seeks high total return with a            FMR Co., Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.
Freedom 2025 Portfolio                     Seeks high total return with a            FMR Co., Inc.
                                           secondary objective of principal
                                           preservation as the fund approaches
                                           its target date and beyond.

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
Freedom 2030 Portfolio                 Seeks high total return with a          FMR Co., Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
Freedom 2040 Portfolio                 Seeks high total return with a          FMR Co., Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
Freedom 2050 Portfolio                 Seeks high total return with a          FMR Co., Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio   Seeks long-term growth of capital.      Janus Capital Management LLC
Janus Henderson Global Research        Seeks long-term growth of capital.      Janus Capital Management LLC
 Portfolio+
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio+                                                             LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as    Legg Mason Partners Fund Advisor,
 Portfolio+                            its primary objective. Current income   LLC
                                       is a secondary objective.               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- ----------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain a dollar weighted   Management Company; Western
                                        average effective duration within 30%   Asset Management Company
                                        of the average duration of the          Limited; Western Asset Management
                                        domestic bond market as a whole.        Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive       Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund                          retention of net investment income.


+     Not available under all Contracts. Availability depends on Contract issue date.


Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Funding Options listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").

(a) MetLife Multi-Index Targeted Risk Portfolio


(b) Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Funding Options from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in a Funding Option outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, a managed volatility strategy could limit Your participation in market gains; this may conflict with your investment objectives by limiting Your ability to maximize potential growth of Your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Underlying Funds may offer the potential for higher returns. Please see the Underlying Fund prospectuses for more information in general, as well as more information about any managed volatility strategy.



UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following portfolios available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":

Freedom 2020 Portfolio
Freedom 2025 Portfolio
Freedom 2030 Portfolio
Freedom 2040 Portfolio
Freedom 2050 Portfolio
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
American Funds (R) Balanced Allocation Portfolio
American Funds (R) Growth Allocation Portfolio

American Funds (R) Moderate Allocation Portfolio

MetLife Multi-Index Targeted Risk Portfolio
Schroders Global Multi-Asset Portfolio


"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of the Contract Owner or Annuitant;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the surrender charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the surrender charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the surrender charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

SURRENDER CHARGE


We do not deduct a surrender charge from Purchase Payments when they are made under the Contract. However, when withdrawn, We will charge a surrender charge on the amount withdrawn, as negotiated. Any surrender charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by You. The maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable surrender charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The surrender charges can be changed if We anticipate We will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the surrender charges, We will take into account:

   (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan;

   (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants;

   (c) the expected level of commission We may pay to the agent or TPA for distribution expenses; and

   (d) any other factors that We anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a surrender charge if a withdrawal is made under one of the following circumstances:

   o   retirement of Participant

   o   severance from employment by Participant

   o   loans (if available)

   o   hardship (as defined by the Code) suffered by the Participant

   o   death of Participant

   o   disability (as defined by the Code) of Participant

   o   return of Excess Plan Contributions

   o   minimum required distributions, generally when Participant reaches age
       70 1/2

   o   transfers to an Employee Stock Fund

   o   certain Plan expenses, as mutually agreed upon

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, for 403(b) arrangements, 401(k) Plans, 401(a) Plans, Section 457 deferred compensation Plans and 403(a) arrangements, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.

   o to avoid required federal income tax penalties (This waiver only applies to amounts required to be distributed under the Code from this Contract.)

For Section 401(a) Plans with less than 50 Participants at the time of sale, highly compensated employees, as defined by the Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of Excess Plan Contributions.

For unallocated Contracts, We make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and Us.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same surrender charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation Plans, the tax deferred Annuity Plans and combined Qualified Plans/tax-deferred Annuity Plans, there is currently a 10% free withdrawal allowance (based upon Contract Value as of the previous Contract anniversary) available each year after the first Contract Year. The available withdrawal amount will be calculated as of the first Valuation Date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.


MORTALITY AND EXPENSE RISK CHARGE



Each Business Day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.


UNDERLYING FUND FEES AND EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the Accumulation Period.


We will assess the charge as a percentage of the total benefit received as follows:


 CONTRACT YEAR     SURRENDER CHARGE
---------------   -----------------
      0-2                5%
      3-4                4%
      5-6                3%
      7-8                2%
       9+                0%

Please refer to "The Annuity Period" section for a description of this benefit.


ADMINISTRATIVE CHARGE



We deduct this charge each Business Day from the variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each Funding Option. This charge is assessed during the Accumulation and Annuity Periods.


As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, We consider certain factors including, but not limited to, the following:

   (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

   (b) Determination of Our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Contract Values.

   (c)        TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to surrender charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


The Company pays selected TPAs, some of which may be owned by or in which Your financial representative (where applicable) has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.



PREMIUM TAX



Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where Premium Taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.



INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.


ACCOUNT REDUCTION LOAN FEES

We make available account reduction loans. If Your Plan or group of which You are a Participant or member permits account reduction loans, and You take an account reduction loan, there is a $75 Account Reduction Loan initiation fee. This fee is paid from the requested loan principal amount. There is also a $50 annual maintenance fee per loan outstanding. The maintenance fee is taken pro-rata from each Subaccount and the Fixed Account in which You then have a balance and is paid on a quarterly basis at the end of each quarter. Either or both fees may be waived for certain groups.



                                   TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.


Where permitted by state law, We reserve the right with 30 days advance written notice to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. We will provide advance written notice if this restriction is subsequently lifted.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract

Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

     Delaware VIP(R) Small Cap Value Series

     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio

     Janus Henderson Global Research Portfolio

     JPMorgan Small Cap Value Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further,

American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. A process has been implemented to enforce the American Funds restrictions. There is no guarantee that this process will detect all Contract holders whose transfer activity in the American Funds portfolios violates the monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.


You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account value in less than twelve months from Your enrollment in the DCA Program.

In addition to the DCA Program, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month, 12-Month or 24-Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. For example, under the 12-Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be credited with the non-program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


We may terminate Your participation in the DCA Program, depending on Your administrative platform, upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before Your Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or to You, as provided in the Plan. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.


We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2; (b) no longer employed; (c) deceased; (d) disabled; or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS

Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must have a Contract Value of at least $5,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.


ACCOUNT REDUCTION LOANS

We administer loan programs made available through Plans or group arrangements on an account reduction basis for certain Contracts. If the loan is in default and has been reported to the IRS as income but not yet offset, loan repayments will be posted as after-tax contributions. Loan amounts will be taken from amounts that are vested according to Your Plan or group arrangement on a pro-rata basis from the source(s) of money the Plan or group arrangement permits to be borrowed (e.g., money contributed to the Plan or group arrangement through salary reduction, elective deferrals, direct transfers, direct rollovers and employer contributions), then on a pro-rata basis from each Subaccount and the Fixed Account in which You then have a balance consisting of these sources of money. Loan repayments will be allocated on a pro-rata basis into the Funding Options and the Fixed Account in which You then have a balance. Loan repayment periods, repayment methods, interest rate, default procedures, tax reporting and permitted minimum and maximum loan amounts will be disclosed in the loan agreement documents. There may be initiation and maintenance fees associated with these loans.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

If a group "allocated" Contract is purchased, We issue Certificates to the individual Participants. If a group unallocated Contract is purchased, We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner, or to the group Participant, as applicable. There can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant, they will share equally in benefits unless We receive other instructions by Written Request before the death of the Annuitant or Contract Owner.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ABANDONED PROPERTY REQUIREMENTS



Every state has unclaimed property laws which generally declare non-ERISA Annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Maturity Date (the latest day on which Annuity Payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.



ANNUITANT


The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the Business Day on the Death Report Date.


We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO THE MATURITY DATE


ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

   (a)        the Contract Value of the Participant's Individual Account; or

   (b) the total Purchase Payments under that Participant's Individual Account, less, for each option, any applicable Premium Tax, minus outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death (including any applicable withdrawn charge).

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value of the Participant's Individual Account, less any applicable Premium Tax or outstanding loan amounts as of the date We receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with Our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

   (a) the Contract Value attributable to the Participant under the Contract; or

   (b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable Premium Tax, minus any outstanding loan amounts and prior surrenders as of the date We receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant under the Contract, less any applicable Premium Tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date We receive Due Proof of Death.


PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (which may include, depending on your administrative platform, transactions under the DCA Program, automatic rebalancing program and systematic withdrawals), We may cancel the request. As described above, the death benefit is determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within five years of death. If mandatory distributions have begun, the five year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE


If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the Beneficiary, as provided in the Plan.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the Beneficiary before that date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase the Contract. Certain Annuity options taken at the Maturity Date may be used to meet the required minimum distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of required minimum distributions.

If the Contract is issued in New York, on or after April 30, 2007 and prior to January 1, 2014, and if no Maturity Date is specified, the automatic Maturity Date for each Certificate will be the greater of when the Annuitant reaches age 90 or ten years after the Certificate Date. Additionally, to the extent permitted by law, at least 30 days before the original Maturity Date, You may change the Maturity Date by Written Request up to any time prior to the Annuitant's 90th birthday, or ten years after the Certificate Date, or if We agree, to a later date not to exceed the Annuitant's 95th birthday, subject to laws and regulations then in effect and Our approval. Individuals taking required minimum distributions are allowed to go beyond the maximum Maturity Date.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY

You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity

Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your Net Investment Rate. Your Net Investment Rate of 3.0% corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity,") except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number;

   (b)        the amount to be distributed;

   (c)        the Annuity option which is to be purchased;

   (d)        the date the Annuity option payments are to begin;

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You; and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Annuitant as long as We are notified by Written Request while the Annuitant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CONTRACT VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the Participant, if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in "Transfers" in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the Net Investment Rate and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Your income payment amount will depend upon Your choices. For lifetime options, the age of the Annuitant will also be considered. For example, Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4 or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

     (1) the number of Annuity Units represented by each payment; times

     (2) the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option; and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the required minimum distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT


This benefit is only offered with the Variable Annuity option "Payments for a Fixed Period of 120, 180 or 240 Months without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


For allocated Contracts in use with deferred compensation Plans, tax-deferred Annuity Plans, and combined qualified Plans/tax deferred Annuity Plans, You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.


TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "You" and "Your" refer to the group Contract Owner.

Under the allocated Contracts, if the Contract Value in a Participant's Individual Account is less than the termination amount as stated in Your Contract, We reserve the right to terminate that account and move the Contract Value of that Participant's Individual Account to Your Account.

Any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to Your Account at Your direction.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You (the Participant) have a guaranteed amount under any death benefit that is greater than the Contract Value You (the Participant) forfeit any guaranteed amount You (the Participant) have accrued under the death benefit upon termination of the Contract.

IF YOUR CONTRACT WAS ISSUED IN A STATE OTHER THAN NEW YORK OR WAS ISSUED IN NEW YORK STATE PRIOR TO APRIL 30, 2007:

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive the Contract Owner's Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b) pay You the Cash Surrender Value of the Funding Options within 7 days of the date of Our written notice to You or distribute the Cash Surrender Value of each Participant's Individual Account as described in the settlement provisions section at Your direction; and

   (c)        pay You an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You no later than 7 days following Our mailing the written notice of discontinuance to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance.

IF YOUR CONTRACT WAS ISSUED IN NEW YORK STATE ON OR AFTER APRIL 30, 2007 AND PRIOR TO JANUARY 1, 2014:

If the Contract is discontinued because of Plan Termination and the Plan certifies to Us that the Plan Termination is the result of the dissolution or liquidation of the employer under US Code Title 11 procedures, the Cash Surrender Value may be distributed directly to the employees entitled to share in such distributions in accordance with the Plan relating to Plan Termination. Distribution may be in the form of cash payments, Annuity options, or deferred annuities. For all 403(b) non- ERISA Plans You must provide notice to and receive consent from all Contract Owners under this Contract for this distribution.

If the Plan is terminated or the Contract is discontinued by You for any other reason, then upon discontinuance of the Contract then the following rules apply.

On the date We receive Your Written Request to discontinue the Contract, or We receive notice that is satisfactory to Us of Plan Termination, We will:

   (a)        accept no further payments for this Contract or Certificate; and

   (b) pay You, or the Participant, if so authorized, the Cash Surrender Value of the Underlying Funds of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account values of the Contract and Certificate, as described in the Fixed Account Rider, if applicable.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount; or

   (b) We determine that the Plan or administration of the Plan is not in conformity with applicable law.

Within 31 days after We notify You in writing of Our intent to discontinue the Contract, We will:

   (a)        accept no further payments for this Contract or Certificates;
              and

   (b) pay You, or the Participant, if so authorized, the Contract Value of the Contract and Certificates; and

   (c) pay You, or the Participant, if so authorized, any Fixed Account Contract Value of the Contract and Certificates, if applicable.

For allocated Contracts, We will pay the Contract Value to the Participant or the Contract Owner if We terminate the Certificate and/or the Contract if the Contract Value is below the termination amount.

If this Contract is discontinued, We will distribute the values as applicable under the terms described above to You, or the Participants if so authorized, at the most current address available on Our records. Discontinuance of this Contract will not affect payments We are making under any Annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

   (a)        You may transfer all or any part of Your Account's Cash
              Surrender Value from any Funding Option to any contract not issued by Us. Such transfers may be subject to a surrender charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the Individual Account's Cash Surrender Value from one Funding Option to any contract not issued by Us.

   (b) Under specific conditions, We may allow You to transfer to this Contract funds held by You in another group Annuity contract issued by Us or to transfer amounts from this Contract to another contract issued by Us without applying a surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new surrender charge may apply, as described in the new Contract.

   (c) Under specific conditions, when authorized by state insurance law, We may credit a Plan up to 4% of the amount transferred to Us from another group Annuity not issued by Us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.



MISSTATEMENT


We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.


Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS


Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Underlying Funds will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times.




                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). On December 8, 2008 Separate Account QP, along with certain other separate accounts were combined with and into Separate Account Eleven.


We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.


All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.



PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding

Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


For Federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION


The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult Your tax adviser about Your particular situation.



ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.



WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include withdrawals or distributions made:

   (a)        on account of Your death or disability,



   (b) as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,

   (c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLEs),

   (d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLEs),

   (e)        to pay IRS levies (and made after December 31, 1999),

   (f)        to pay deductible medical expenses, or

   (g) in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.

Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to Your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.


The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.



ROLLOVERS AND TRANSFERS

Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).


Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.

Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Required Minimum Distribution ("RMD") amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the "Required Beginning Date" as described under "Required Minimum Distributions."

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2 if Your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of Your death.

Regardless of whether You die before or after Your Required Beginning Date, the following will be applicable:

   (a) RMDs are required to be distributed from a Roth IRA after Your death; and

   (b) If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.

If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving RMD amounts from Your retirement plan by the Required Beginning Date. Generally, the "Required Beginning Date" is by April 1 following the later of:


   (a)        the calendar year in which You reach age 70 1/2, or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.

For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 70 1/2 even if You have not retired, taking Your first distribution no later than by April 1 of the year after You reach age 70 1/2.

For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult Your own tax adviser as to how these rules affect Your own Contract.


Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of

Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS


Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate (ordinary income tax rates and a 10% withholding tax for distributions made after December 31, 2017) to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


Notwithstanding the above, the destruction caused by the passage of Hurricane Mar-a through Puerto Rico prompted the Puerto Rico Treasury to provide some disaster relief measures to assist individuals to deal with the damages caused by the hurricane. Among them, the Puerto Rico Treasury issued Administrative Determinations 17-29 and 18-02 to allow Retirement Plans to make Eligible Distributions for 2017 and 2018 to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made from September 20, 2017 to June 30, 2018 and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the passage of Hurricane Mar-a. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife's shareholders, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.



FINANCIAL STATEMENTS

The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Brighthouse Securities") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities' management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.

Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the "Exchange Act"), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


The Contracts are sold through unaffiliated broker-dealers, registered with the SEC as broker-dealers under the Exchange Act and members of FINRA. The Contracts may also be sold through the mail, the Internet or by telephone. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants. There is no front-end sales load deducted from Purchase Payments to pay sales commissions. Distribution costs are recovered through the Separate Account charge. Brighthouse Securities pays compensation based upon a `gross dealer concession' model. With respect to the Contracts, the maximum gross dealer concession is 5% of each purchase payment. The gross dealer concession applies each year the Contract is in force and, starting in the second Contract Year, is a maximum of 1.00% of the Contract Value each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.


We may make payments to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities' management team, advertising expenses, and other expenses of distributing the Contracts. Brighthouse Securities' management team and financial representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Broker-dealers pay their financial representatives all or a portion of the commissions received for their sales of the Contracts. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its financial representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor.

Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or financial representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask Your financial representative (where applicable) for further information about what he or she and the broker-dealer for which he or she works may receive in connection with Your purchase of a Contract.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity contracts. We may also obtain access to an organization's members to market our Variable Annuity contracts. These organizations are compensated for their sponsorship of our Variable Annuity contracts in various ways. Primarily, they receive a flat fee from the Company. We also compensate these organizations by funding of their programs, scholarships, events or awards, such as a principal of the year award. We may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, we hire organizations including, for example, Metropolitan Life Insurance Company or MetLife Securities, Inc. with whom We were previously affiliated, to perform administrative and enrollment services for us for which they are paid a fee based upon a percentage of the Contract Values their members hold in the Contracts. We also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. We or our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")



Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company's ability to meet its obligations under the Contracts.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
      FORMERLY METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   1.434           1.373                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.673           3.503               1,503,718
                                                                       2016   2.664           2.673               1,695,324
                                                                       2015   2.499           2.664               1,907,992
                                                                       2014   2.450           2.499               2,060,923
                                                                       2013   1.902           2.450               2,728,006
                                                                       2012   1.557           1.902               2,886,059
                                                                       2011   1.714           1.557               2,852,663
                                                                       2010   1.538           1.714               2,724,456
                                                                       2009   1.084           1.538               2,563,147
                                                                       2008   1.765           1.084               2,317,539
 American Funds Growth Subaccount (Class 2) (5/04).................... 2017   2.723           3.483               2,671,470
                                                                       2016   2.495           2.723               2,971,800
                                                                       2015   2.342           2.495               3,272,864
                                                                       2014   2.165           2.342               3,635,427
                                                                       2013   1.669           2.165               4,987,086
                                                                       2012   1.420           1.669               5,517,061
                                                                       2011   1.488           1.420               5,463,701
                                                                       2010   1.257           1.488               5,331,596
                                                                       2009   0.905           1.257               5,040,443
                                                                       2008   1.619           0.905               4,385,050
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2017   2.372           2.894               1,360,635
                                                                       2016   2.133           2.372               1,470,395
                                                                       2015   2.109           2.133               1,572,161
                                                                       2014   1.912           2.109               1,807,344
                                                                       2013   1.437           1.912               2,740,611
                                                                       2012   1.226           1.437               3,057,629
                                                                       2011   1.253           1.226               2,985,433
                                                                       2010   1.128           1.253               2,838,157
                                                                       2009   0.862           1.128               2,658,398
                                                                       2008   1.391           0.862               2,240,317
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......... 2008   1.427           1.381                      --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............... 2017   2.289           2.469                 463,096
                                                                       2016   2.007           2.289                 513,204
                                                                       2015   2.089           2.007                 621,314
                                                                       2014   2.024           2.089                 668,993
                                                                       2013   1.847           2.024               1,048,440
                                                                       2012   1.585           1.847                 989,105
                                                                       2011   1.549           1.585                 937,244
                                                                       2010   1.337           1.549                 816,308
                                                                       2009   0.910           1.337               2,273,463
                                                                       2008   1.203           0.910               1,635,894

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.601
                                                                                       2016   1.473
                                                                                       2015   1.508
                                                                                       2014   1.439
                                                                                       2013   1.115
                                                                                       2012   0.958
                                                                                       2011   1.110
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2017   2.455
                                                                                       2016   1.876
                                                                                       2015   1.989
                                                                                       2014   1.962
                                                                                       2013   1.486
                                                                                       2012   1.263
                                                                                       2011   1.392
                                                                                       2010   1.164
                                                                                       2009   0.924
                                                                                       2008   1.320
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.080
                                                                                       2016   1.865
                                                                                       2015   2.167
                                                                                       2014   2.318
                                                                                       2013   2.442
                                                                                       2012   2.057
                                                                                       2011   2.529
                                                                                       2010   2.046
                                                                                       2009   1.213
                                                                                       2008   2.726
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.831
                                                                                       2008   1.452
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.521
                                                                                       2016   2.334
                                                                                       2015   2.242
                                                                                       2014   1.979
                                                                                       2013   1.479
                                                                                       2012   1.307
                                                                                       2011   1.308
                                                                                       2010   1.166
                                                                                       2009   0.981
                                                                                       2008   1.569
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.318
                                                                                       2016   1.307
                                                                                       2015   1.327
                                                                                       2014   1.171
                                                                                       2013   1.132
                                                                                       2012   0.899
                                                                                       2011   0.952
                                                                                       2010   0.821
                                                                                       2009   0.609
                                                                                       2008   1.046
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   2.484
                                                                                       2013   1.930
                                                                                       2012   1.576
                                                                                       2011   1.705
                                                                                       2010   1.560
                                                                                       2009   1.092
                                                                                       2008   1.884
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   2.895
                                                                                       2016   2.820
                                                                                       2015   2.940
                                                                                       2014   2.590
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2017   1.735
                                                                                       2016   1.694
                                                                                       2015   1.770
                                                                                       2014   1.492
                                                                                       2013   1.027
                                                                                       2012   0.868
                                                                                       2011   0.843
                                                                                       2010   0.683
                                                                                       2009   0.515
                                                                                       2008   0.811



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.962                 250,597
                                                                                       1.601                 253,415
                                                                                       1.473                 250,448
                                                                                       1.508                 245,280
                                                                                       1.439                 266,036
                                                                                       1.115                 289,737
                                                                                       0.958                 236,788
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2.734                 709,362
                                                                                       2.455                 740,240
                                                                                       1.876                 781,348
                                                                                       1.989                 868,301
                                                                                       1.962               1,165,398
                                                                                       1.486               1,195,054
                                                                                       1.263               1,157,623
                                                                                       1.392               1,155,178
                                                                                       1.164               1,107,323
                                                                                       0.924               1,167,667
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2.667                 144,540
                                                                                       2.080                 133,159
                                                                                       1.865                 149,909
                                                                                       2.167                 165,848
                                                                                       2.318                 289,652
                                                                                       2.442                 277,305
                                                                                       2.057                 271,432
                                                                                       2.529                 253,541
                                                                                       2.046                 239,892
                                                                                       1.213                 169,907
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.793                      --
                                                                                       0.831                  55,291
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 3.064                  16,642
                                                                                       2.521                  16,601
                                                                                       2.334                  25,790
                                                                                       2.242                  56,796
                                                                                       1.979                 148,940
                                                                                       1.479                 158,148
                                                                                       1.307                 168,600
                                                                                       1.308                 155,092
                                                                                       1.166                 156,736
                                                                                       0.981                 117,188
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.458               1,134,876
                                                                                       1.318               1,200,749
                                                                                       1.307               1,359,246
                                                                                       1.327               1,479,909
                                                                                       1.171               2,122,127
                                                                                       1.132               2,100,849
                                                                                       0.899               1,869,503
                                                                                       0.952               1,601,331
                                                                                       0.821               1,933,975
                                                                                       0.609               1,237,039
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2.598                      --
                                                                                       2.484               2,174,436
                                                                                       1.930               2,243,365
                                                                                       1.576               2,207,792
                                                                                       1.705               2,320,705
                                                                                       1.560              31,683,592
                                                                                       1.092              32,541,062
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 3.426               1,003,401
                                                                                       2.895               1,202,285
                                                                                       2.820               1,338,653
                                                                                       2.940               1,649,528
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2.048                  64,767
                                                                                       1.735                  63,394
                                                                                       1.694                  66,574
                                                                                       1.770                  88,710
                                                                                       1.492                  61,338
                                                                                       1.027                  82,620
                                                                                       0.868                  69,509
                                                                                       0.843                  22,655
                                                                                       0.683                 140,135
                                                                                       0.515                  57,743

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2017   1.497
                                                                                      2016   1.392
                                                                                      2015   1.407
                                                                                      2014   1.330
                                                                                      2013   1.126
                                                                                      2012   0.995
                                                                                      2011   1.019
                                                                                      2010   0.911
                                                                                      2009   0.707
                                                                                      2008   1.001
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2017   1.517
                                                                                      2016   1.396
                                                                                      2015   1.411
                                                                                      2014   1.330
                                                                                      2013   1.066
                                                                                      2012   0.921
                                                                                      2011   0.969
                                                                                      2010   0.857
                                                                                      2009   0.641
                                                                                      2008   1.000
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2017   1.458
                                                                                      2016   1.366
                                                                                      2015   1.380
                                                                                      2014   1.305
                                                                                      2013   1.153
                                                                                      2012   1.043
                                                                                      2011   1.045
                                                                                      2010   0.953
                                                                                      2009   0.775
                                                                                      2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)...................... 2017   2.389
                                                                                      2016   2.210
                                                                                      2015   2.317
                                                                                      2014   2.459
                                                                                      2013   1.886
                                                                                      2012   1.461
                                                                                      2011   1.704
                                                                                      2010   1.465
                                                                                      2009   0.945
                                                                                      2008   1.599
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).................................. 2017   2.276
                                                                                      2016   1.946
                                                                                      2015   2.076
                                                                                      2014   1.904
                                                                                      2013   1.411
                                                                                      2012   1.194
                                                                                      2011   1.215
                                                                                      2010   1.061
                                                                                      2009   0.843
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 2017   2.648
                                                                                      2016   2.377
                                                                                      2015   2.418
                                                                                      2014   2.242
                                                                                      2013   1.600
                                                                                      2012   1.354
                                                                                      2011   1.370
                                                                                      2010   1.087
                                                                                      2009   0.812
                                                                                      2008   1.327
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 2017   2.173
                                                                                      2016   1.666
                                                                                      2015   1.802
                                                                                      2014   1.727
                                                                                      2013   1.300
                                                                                      2012   1.127
                                                                                      2011   1.258
                                                                                      2010   1.055
                                                                                      2009   0.820
                                                                                      2008   1.100
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 2009   0.974
                                                                                      2008   1.306



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.744                 714,393
                                                                                      1.497                 714,937
                                                                                      1.392                 729,335
                                                                                      1.407                 867,669
                                                                                      1.330               1,035,021
                                                                                      1.126               1,046,401
                                                                                      0.995                 887,624
                                                                                      1.019                 432,757
                                                                                      0.911                 474,891
                                                                                      0.707                 225,575
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.835                 644,610
                                                                                      1.517                 648,202
                                                                                      1.396                 658,511
                                                                                      1.411                 825,614
                                                                                      1.330                 982,225
                                                                                      1.066                 850,421
                                                                                      0.921                 590,386
                                                                                      0.969                 374,616
                                                                                      0.857                 372,357
                                                                                      0.641                 203,854
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.642                 220,153
                                                                                      1.458                 250,608
                                                                                      1.366                 247,982
                                                                                      1.380                 269,650
                                                                                      1.305                 439,017
                                                                                      1.153                 321,756
                                                                                      1.043                 271,370
                                                                                      1.045                 249,221
                                                                                      0.953                 151,787
                                                                                      0.775                  58,926
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)...................... 3.115                 313,503
                                                                                      2.389                 283,745
                                                                                      2.210                 306,037
                                                                                      2.317                 286,210
                                                                                      2.459                 468,126
                                                                                      1.886                 509,237
                                                                                      1.461                 407,091
                                                                                      1.704                 354,738
                                                                                      1.465                 351,004
                                                                                      0.945                 245,138
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).................................. 2.678                  34,627
                                                                                      2.276                  32,822
                                                                                      1.946                  71,233
                                                                                      2.076                  81,321
                                                                                      1.904                 102,458
                                                                                      1.411                 140,936
                                                                                      1.194                 129,032
                                                                                      1.215                 115,519
                                                                                      1.061                 108,692
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).......................... 3.316                  71,358
                                                                                      2.648                  70,895
                                                                                      2.377                  70,479
                                                                                      2.418                  59,807
                                                                                      2.242                  93,734
                                                                                      1.600                  58,010
                                                                                      1.354                  72,744
                                                                                      1.370                  76,120
                                                                                      1.087                  75,752
                                                                                      0.812                  71,825
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).......................... 2.245                  80,412
                                                                                      2.173                  91,057
                                                                                      1.666                 105,776
                                                                                      1.802                 107,775
                                                                                      1.727                 190,047
                                                                                      1.300                 175,244
                                                                                      1.127                 185,457
                                                                                      1.258                 158,561
                                                                                      1.055                 137,429
                                                                                      0.820                 112,111
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)................ 0.967                      --
                                                                                      0.974               4,002,448

               GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................. 2011    0.707
                                                                            2010    0.661
                                                                            2009    0.480
                                                                            2008    0.913
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)............ 2017    2.842
                                                                            2016    2.714
                                                                            2015    2.682
                                                                            2014    2.593
                                                                            2013    2.216
                                                                            2012    1.896
                                                                            2011    1.926
                                                                            2010    1.578
                                                                            2009    1.123
                                                                            2008    1.849
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............. 2017    2.132
                                                                            2016    2.061
                                                                            2015    2.107
                                                                            2014    2.010
                                                                            2013    1.864
                                                                            2012    1.652
                                                                            2011    1.580
                                                                            2010    1.400
                                                                            2009    1.024
                                                                            2008    1.259
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)....... 2017   12.766
                                                                            2016   12.269
                                                                            2015   12.457
                                                                            2014   11.435
                                                                            2013   10.855
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)........... 2017    1.761
                                                                            2016    1.782
                                                                            2015    1.819
                                                                            2014    1.961
                                                                            2013    1.649
                                                                            2012    1.418
                                                                            2011    1.592
                                                                            2010    1.434
                                                                            2009    1.093
                                                                            2008    1.902
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................. 2013    1.472
                                                                            2012    1.398
                                                                            2011    1.478
                                                                            2010    1.203
                                                                            2009    0.880
                                                                            2008    1.111
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)........... 2017    1.969
                                                                            2016    2.158
                                                                            2015    2.279
                                                                            2014    2.263
                                                                            2013    1.632
                                                                            2012    1.498
                                                                            2011    1.614
                                                                            2010    1.226
                                                                            2009    0.782
                                                                            2008    1.397
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........ 2012    0.948
                                                                            2011    0.960
                                                                            2010    0.878
                                                                            2009    0.611
                                                                            2008    1.082
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06)............... 2017    1.625
                                                                            2016    1.622
                                                                            2015    1.562
                                                                            2014    1.530
                                                                            2013    1.204
                                                                            2012    0.994
                                                                            2011    1.086
                                                                            2010    0.938
                                                                            2009    0.670
                                                                            2008    1.127



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08).................  0.754                     --
                                                                             0.707                  2,935
                                                                             0.661                175,156
                                                                             0.480                 52,234
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)............  3.494                     --
                                                                             2.842                     --
                                                                             2.714                     --
                                                                             2.682                     --
                                                                             2.593                     --
                                                                             2.216                     --
                                                                             1.896                     --
                                                                             1.926                     --
                                                                             1.578              6,355,819
                                                                             1.123              6,598,997
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)..............  2.132                     --
                                                                             2.132                     --
                                                                             2.061                467,586
                                                                             2.107                522,316
                                                                             2.010                695,435
                                                                             1.864                924,400
                                                                             1.652                922,399
                                                                             1.580                993,773
                                                                             1.400                878,291
                                                                             1.024                880,865
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)....... 14.706                     --
                                                                            12.766                     --
                                                                            12.269                     --
                                                                            12.457                     --
                                                                            11.435                     --
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)...........  2.250                419,502
                                                                             1.761                464,896
                                                                             1.782                562,667
                                                                             1.819                678,710
                                                                             1.961                992,176
                                                                             1.649                976,888
                                                                             1.418                917,161
                                                                             1.592                912,832
                                                                             1.434                898,346
                                                                             1.093                811,831
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07).............................  1.602                     --
                                                                             1.472              1,402,897
                                                                             1.398              1,436,321
                                                                             1.478              1,409,057
                                                                             1.203              4,903,627
                                                                             0.880              4,797,394
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)...........  2.747                 39,138
                                                                             1.969                  1,909
                                                                             2.158                  6,109
                                                                             2.279                 11,243
                                                                             2.263                 33,699
                                                                             1.632                 14,437
                                                                             1.498                 24,180
                                                                             1.614                 37,191
                                                                             1.226                 46,234
                                                                             0.782                  3,142
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)........  1.070                     --
                                                                             0.948                 38,490
                                                                             0.960                 63,820
                                                                             0.878             23,801,991
                                                                             0.611             24,455,157
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06)...............  2.222                     --
                                                                             1.625                     --
                                                                             1.622                     --
                                                                             1.562                     --
                                                                             1.530                     --
                                                                             1.204                     --
                                                                             0.994                     --
                                                                             1.086                     --
                                                                             0.938             16,663,530
                                                                             0.670             16,740,537

                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)....................... 2017    1.581
                                                                                    2016    1.582
                                                                                    2015    1.527
                                                                                    2014    1.499
                                                                                    2013    1.183
                                                                                    2012    0.979
                                                                                    2011    1.072
                                                                                    2010    0.928
                                                                                    2009    0.666
                                                                                    2008    1.123
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).................. 2017    1.500
                                                                                    2016    1.430
                                                                                    2015    1.478
                                                                                    2014    1.436
                                                                                    2013    1.583
                                                                                    2012    1.452
                                                                                    2011    1.306
                                                                                    2010    1.213
                                                                                    2009    1.028
                                                                                    2008    1.104
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).............................. 2017    1.779
                                                                                    2016    1.738
                                                                                    2015    1.744
                                                                                    2014    1.679
                                                                                    2013    1.716
                                                                                    2012    1.576
                                                                                    2011    1.532
                                                                                    2010    1.420
                                                                                    2009    1.264
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).................................... 2017    2.115
                                                                                    2016    2.094
                                                                                    2015    2.099
                                                                                    2014    1.894
                                                                                    2013    1.427
                                                                                    2012    1.295
                                                                                    2011    1.360
                                                                                    2010    1.174
                                                                                    2009    0.951
                                                                                    2008    1.419
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)........................ 2017    2.016
                                                                                    2016    1.958
                                                                                    2015    1.990
                                                                                    2014    1.909
                                                                                    2013    1.885
                                                                                    2012    1.694
                                                                                    2011    1.640
                                                                                    2010    1.466
                                                                                    2009    1.105
                                                                                    2008    1.241
 BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)....... 2017   12.047
                                                                                    2016   11.556
                                                                                    2015   11.738
                                                                                    2014   10.836
                                                                                    2013   10.219
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)................... 2017    1.858
                                                                                    2016    1.608
                                                                                    2015    1.672
                                                                                    2014    1.481
                                                                                    2013    1.110
                                                                                    2012    0.944
                                                                                    2011    0.986
                                                                                    2010    0.845
                                                                                    2009    0.716
                                                                                    2008    1.127
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................... 2017    2.232
                                                                                    2016    1.929
                                                                                    2015    2.005
                                                                                    2014    1.822



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).......................  2.155                287,228
                                                                                     1.581                356,874
                                                                                     1.582                406,576
                                                                                     1.527                472,943
                                                                                     1.499                722,050
                                                                                     1.183                934,800
                                                                                     0.979                987,500
                                                                                     1.072                898,878
                                                                                     0.928                805,882
                                                                                     0.666                789,509
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)..................  1.552                682,574
                                                                                     1.500                791,635
                                                                                     1.430                977,479
                                                                                     1.478              1,109,496
                                                                                     1.436              1,745,017
                                                                                     1.583              2,219,301
                                                                                     1.452              2,120,426
                                                                                     1.306              1,757,509
                                                                                     1.213              1,399,112
                                                                                     1.028                954,466
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..............................  1.853              1,298,300
                                                                                     1.779              1,457,583
                                                                                     1.738              1,807,145
                                                                                     1.744              2,354,005
                                                                                     1.679              3,757,537
                                                                                     1.716              4,164,103
                                                                                     1.576              3,739,202
                                                                                     1.532              3,456,170
                                                                                     1.420              3,109,514
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)....................................  2.115                     --
                                                                                     2.115                     --
                                                                                     2.094                186,945
                                                                                     2.099                203,252
                                                                                     1.894                219,348
                                                                                     1.427                224,053
                                                                                     1.295                225,784
                                                                                     1.360                209,660
                                                                                     1.174                846,391
                                                                                     0.951                687,425
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)........................  2.016                     --
                                                                                     2.016                     --
                                                                                     1.958                718,731
                                                                                     1.990                782,238
                                                                                     1.909              1,041,879
                                                                                     1.885              1,165,024
                                                                                     1.694                873,978
                                                                                     1.640                731,378
                                                                                     1.466              1,613,249
                                                                                     1.105              1,277,116
 BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)....... 13.990                    107
                                                                                    12.047                    125
                                                                                    11.556                     62
                                                                                    11.738                      6
                                                                                    10.836                     --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)...................  2.167              1,870,028
                                                                                     1.858              2,076,699
                                                                                     1.608              2,407,187
                                                                                     1.672              2,721,217
                                                                                     1.481              3,448,115
                                                                                     1.110              3,686,610
                                                                                     0.944              3,864,415
                                                                                     0.986              3,779,589
                                                                                     0.845              3,734,790
                                                                                     0.716              3,568,485
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)...................  2.606              1,085,369
                                                                                     2.232              1,212,718
                                                                                     1.929              1,288,135
                                                                                     2.005              1,396,488

GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2017   2.199           2.400                 189,741
                                                                           2016   1.910           2.199                 232,990
                                                                           2015   2.105           1.910                 230,311
                                                                           2014   1.925           2.105                 265,483
                                                                           2013   1.482           1.925                 325,001
                                                                           2012   1.296           1.482                 441,992
                                                                           2011   1.350           1.296                 495,119
                                                                           2010   1.078           1.350                 492,045
                                                                           2009   0.855           1.078                 749,936
                                                                           2008   1.400           0.855                 660,394
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.590           1.650                 115,588
                                                                           2016   1.546           1.590                 118,470
                                                                           2015   1.542           1.546                 116,833
                                                                           2014   1.444           1.542                 152,452
                                                                           2013   1.459           1.444                 227,492
                                                                           2012   1.361           1.459                 235,827
                                                                           2011   1.281           1.361                 177,173
                                                                           2010   1.186           1.281                 194,644
                                                                           2009   1.087           1.186               1,730,170
                                                                           2008   1.129           1.087               1,629,438
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.871           2.498                 185,880
                                                                           2016   1.875           1.871                 209,666
                                                                           2015   1.770           1.875                 214,937
                                                                           2014   1.630           1.770                 269,670
                                                                           2013   1.218           1.630                 454,889
                                                                           2012   1.068           1.218                 482,263
                                                                           2011   1.177           1.068                 514,360
                                                                           2010   0.985           1.177                 509,294
                                                                           2009   0.775           0.985              11,477,609
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.335           2.439                      --
                                                                           2008   3.583           2.335                   8,268
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   1.137           1.144               1,167,408
                                                                           2016   1.137           1.137               1,559,161
                                                                           2015   1.140           1.137               1,090,127
                                                                           2014   1.144           1.140                 636,222
                                                                           2013   1.147           1.144               1,117,109
                                                                           2012   1.151           1.147                 791,937
                                                                           2011   1.154           1.151                 883,564
                                                                           2010   1.157           1.154               1,125,280
                                                                           2009   1.156           1.157               1,911,212
                                                                           2008   1.127           1.156               1,298,859
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.574           1.678                 240,122
                                                                           2016   1.510           1.574                 236,901
                                                                           2015   1.524           1.510                 263,583
                                                                           2014   1.463           1.524                 457,844
                                                                           2013   1.407           1.463                 427,474
                                                                           2012   1.293           1.407                 476,495
                                                                           2011   1.256           1.293                 561,314
                                                                           2010   1.144           1.256                 433,802
                                                                           2009   0.952           1.144                 441,145
                                                                           2008   1.116           0.952                 310,912
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....... 2017   1.631           1.800                 304,358
                                                                           2016   1.542           1.631                 352,117
                                                                           2015   1.564           1.542                 426,569
                                                                           2014   1.495           1.564                 410,378
                                                                           2013   1.352           1.495                 512,888
                                                                           2012   1.216           1.352                 528,296
                                                                           2011   1.207           1.216                 489,541
                                                                           2010   1.086           1.207                 512,306
                                                                           2009   0.881           1.086                 931,049
                                                                           2008   1.127           0.881                 997,691

                 GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)............. 2017   1.659
                                                                                 2016   1.554
                                                                                 2015   1.578
                                                                                 2014   1.507
                                                                                 2013   1.281
                                                                                 2012   1.135
                                                                                 2011   1.154
                                                                                 2010   1.023
                                                                                 2009   0.811
                                                                                 2008   1.139
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)............. 2017   1.664
                                                                                 2016   1.543
                                                                                 2015   1.575
                                                                                 2014   1.501
                                                                                 2013   1.211
                                                                                 2012   1.053
                                                                                 2011   1.097
                                                                                 2010   0.959
                                                                                 2009   0.745
                                                                                 2008   1.152
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)............. 2017   1.999
                                                                                 2016   1.874
                                                                                 2015   1.832
                                                                                 2014   1.662
                                                                                 2013   1.383
                                                                                 2012   1.234
                                                                                 2011   1.193
                                                                                 2010   1.091
                                                                                 2009   0.933
                                                                                 2008   1.244
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2017   2.056
                                                                                 2016   1.921
                                                                                 2015   1.882
                                                                                 2014   1.706
                                                                                 2013   1.280
                                                                                 2012   1.138
                                                                                 2011   1.189
                                                                                 2010   1.065
                                                                                 2009   0.809
                                                                                 2008   1.299
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................ 2009   0.660
                                                                                 2008   1.108
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 2009   0.720
                                                                                 2008   1.309
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 2013   1.181
                                                                                 2012   1.025
                                                                                 2011   1.096
                                                                                 2010   0.961
                                                                                 2009   0.792
                                                                                 2008   1.302
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2017   2.344
                                                                                 2016   2.233
                                                                                 2015   2.179
                                                                                 2014   1.968
                                                                                 2013   1.489
                                                                                 2012   1.347
                                                                                 2011   1.394
                                                                                 2010   1.214
                                                                                 2009   0.816
                                                                                 2008   1.509
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................. 2017   1.697
                                                                                 2016   1.699
                                                                                 2015   1.538
                                                                                 2014   1.415
                                                                                 2013   1.036
                                                                                 2012   1.060



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)............. 1.898               1,535,088
                                                                                 1.659               1,605,247
                                                                                 1.554               1,877,189
                                                                                 1.578               1,971,120
                                                                                 1.507               2,346,619
                                                                                 1.281               2,184,403
                                                                                 1.135               1,890,503
                                                                                 1.154               1,350,594
                                                                                 1.023               6,710,885
                                                                                 0.811               6,704,457
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)............. 1.977               1,170,400
                                                                                 1.664               1,209,759
                                                                                 1.543               1,259,137
                                                                                 1.575               1,314,307
                                                                                 1.501               1,978,941
                                                                                 1.211               2,393,836
                                                                                 1.053               1,959,730
                                                                                 1.097               1,473,327
                                                                                 0.959              21,102,077
                                                                                 0.745              20,831,229
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)............. 2.295                 263,481
                                                                                 1.999                 297,297
                                                                                 1.874                 367,875
                                                                                 1.832                 399,389
                                                                                 1.662                 527,860
                                                                                 1.383                 666,483
                                                                                 1.234                 689,568
                                                                                 1.193                 623,452
                                                                                 1.091               9,277,290
                                                                                 0.933               6,061,839
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.441                 296,098
                                                                                 2.056                 312,074
                                                                                 1.921                 127,696
                                                                                 1.882                 152,379
                                                                                 1.706                 256,492
                                                                                 1.280                 283,706
                                                                                 1.138                 245,404
                                                                                 1.189                 187,639
                                                                                 1.065                 223,201
                                                                                 0.809                 179,634
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................ 0.655                      --
                                                                                 0.660                 183,092
 BHFTII FI Large Cap Subaccount (Class A) (4/06)................................ 0.755                      --
                                                                                 0.720              11,531,504
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)............................ 1.306                      --
                                                                                 1.181               1,219,692
                                                                                 1.025               1,250,464
                                                                                 1.096               1,164,993
                                                                                 0.961               1,220,737
                                                                                 0.792               1,127,129
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)..................... 2.925                  86,169
                                                                                 2.344                 111,206
                                                                                 2.233                 111,133
                                                                                 2.179                 110,426
                                                                                 1.968                 142,055
                                                                                 1.489                 136,927
                                                                                 1.347                 233,542
                                                                                 1.394                 208,504
                                                                                 1.214                 180,639
                                                                                 0.816                 114,278
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................. 2.323                  71,302
                                                                                 1.697                  59,003
                                                                                 1.699                 106,395
                                                                                 1.538                  76,261
                                                                                 1.415                 136,861
                                                                                 1.036                 157,704

                              GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII Jennison Growth Subaccount (Class B) (4/08)...................... 2012    1.419           1.635                     --
                                                                          2011    1.420           1.419                 31,717
                                                                          2010    1.280           1.420                 23,636
                                                                          2009    0.920           1.280                 22,357
                                                                          2008    1.377           0.920                 24,210
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)........ 2017    1.541           1.586                205,330
                                                                          2016    1.510           1.541                218,474
                                                                          2015    1.511           1.510                226,890
                                                                          2014    1.432           1.511                253,753
                                                                          2013    1.471           1.432                288,123
                                                                          2012    1.420           1.471                277,892
                                                                          2011    1.325           1.420                217,628
                                                                          2010    1.253           1.325                219,887
                                                                          2009    1.195           1.253              4,560,267
                                                                          2008    1.131           1.195              4,514,473
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011    1.023           1.114                     --
                                                                          2010    0.887           1.023                182,785
                                                                          2009    0.677           0.887              8,413,827
                                                                          2008    1.140           0.677              8,159,737
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).......... 2017   36.723          42.326                    285
                                                                          2016   30.674          36.723                    387
                                                                          2015   31.612          30.674                    687
                                                                          2014   29.033          31.612                    594
                                                                          2013   24.750          29.033                    594
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07).......... 2017    1.657           2.063                514,000
                                                                          2016    1.640           1.657                515,708
                                                                          2015    1.663           1.640                415,410
                                                                          2014    1.775           1.663                472,333
                                                                          2013    1.461           1.775                703,369
                                                                          2012    1.238           1.461                743,262
                                                                          2011    1.419           1.238                733,633
                                                                          2010    1.316           1.419                630,946
                                                                          2009    1.026           1.316              6,136,197
                                                                          2008    1.776           1.026              6,084,847
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07)....... 2017    2.778           3.176                586,513
                                                                          2016    2.298           2.778                607,482
                                                                          2015    2.407           2.298                633,447
                                                                          2014    2.299           2.407                745,178
                                                                          2013    1.664           2.299              1,028,706
                                                                          2012    1.435           1.664              1,066,959
                                                                          2011    1.500           1.435              1,050,892
                                                                          2010    1.186           1.500                973,326
                                                                          2009    0.944           1.186              8,016,780
                                                                          2008    1.423           0.944              7,650,046
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07).................. 2017    2.459           2.980                830,353
                                                                          2016    2.208           2.459              1,098,624
                                                                          2015    2.189           2.208              1,107,683
                                                                          2014    1.936           2.189              1,155,092
                                                                          2013    1.471           1.936              2,032,656
                                                                          2012    1.274           1.471              2,386,327
                                                                          2011    1.255           1.274              2,373,112
                                                                          2010    1.096           1.255              2,094,316
                                                                          2009    0.871           1.096             19,465,688
                                                                          2008    1.388           0.871             17,552,054
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017    2.221           2.378                140,631
                                                                          2016    1.887           2.221                140,584
                                                                          2015    2.017           1.887                 16,516
                                                                          2014    1.844           2.017                 29,316
                                                                          2013    1.404           1.844                 28,599
                                                                          2012    1.236           1.404                 29,229
                                                                          2011    1.214           1.236                 33,472
                                                                          2010    1.118           1.214                  5,270
                                                                          2009    1.010           1.118                243,684
                                                                          2008    1.469           1.010                 67,256

                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2017   2.009
                                                                                    2016   1.849
                                                                                    2015   1.861
                                                                                    2014   1.721
                                                                                    2013   1.454
                                                                                    2012   1.310
                                                                                    2011   1.285
                                                                                    2010   1.173
                                                                                    2009   0.994
                                                                                    2008   1.284
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................... 2017   2.748
                                                                                    2016   2.410
                                                                                    2015   2.421
                                                                                    2014   2.191
                                                                                    2013   1.619
                                                                                    2012   1.392
                                                                                    2011   1.385
                                                                                    2010   1.246
                                                                                    2009   1.035
                                                                                    2008   1.538
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   2.404
                                                                                    2016   2.032
                                                                                    2015   2.026
                                                                                    2014   2.032
                                                                                    2013   1.613
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2017   3.144
                                                                                    2016   3.106
                                                                                    2015   2.819
                                                                                    2014   2.598
                                                                                    2013   1.878
                                                                                    2012   1.587
                                                                                    2011   1.614
                                                                                    2010   1.386
                                                                                    2009   0.972
                                                                                    2008   1.579
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   2.578
                                                                                    2016   2.319
                                                                                    2015   2.270
                                                                                    2014   2.135
                                                                                    2013   1.485
                                                                                    2012   1.285
                                                                                    2011   1.271
                                                                                    2010   0.947
                                                                                    2009   0.685
                                                                                    2008   1.033
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   1.370
                                                                                    2016   1.355
                                                                                    2015   1.349
                                                                                    2014   1.314
                                                                                    2013   1.326
                                                                                    2012   1.284
                                                                                    2011   1.219
                                                                                    2010   1.154
                                                                                    2009   1.108
                                                                                    2008   1.113
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)................ 2017   3.251
                                                                                    2016   2.481
                                                                                    2015   2.654
                                                                                    2014   2.514
                                                                                    2013   1.889
                                                                                    2012   1.663
                                                                                    2011   1.691
                                                                                    2010   1.282
                                                                                    2009   0.976
                                                                                    2008   1.395
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 2008   1.357
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................. 2008   1.087



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2.247               2,197,206
                                                                                    2.009               2,457,644
                                                                                    1.849               2,891,664
                                                                                    1.861               3,135,838
                                                                                    1.721               4,289,452
                                                                                    1.454               4,319,060
                                                                                    1.310               4,361,625
                                                                                    1.285               4,402,339
                                                                                    1.173               6,295,017
                                                                                    0.994               6,264,248
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)................................... 3.233                 903,988
                                                                                    2.748                 944,360
                                                                                    2.410                 987,336
                                                                                    2.421               1,148,364
                                                                                    2.191               1,460,191
                                                                                    1.619                 716,907
                                                                                    1.392                 660,907
                                                                                    1.385                 491,913
                                                                                    1.246                 394,125
                                                                                    1.035                 319,485
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2.774                 497,486
                                                                                    2.404                 588,357
                                                                                    2.032                 674,943
                                                                                    2.026                 912,640
                                                                                    2.032               1,287,270
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 4.184                  44,477
                                                                                    3.144                  60,033
                                                                                    3.106                  98,301
                                                                                    2.819                  66,783
                                                                                    2.598                  73,682
                                                                                    1.878                  79,055
                                                                                    1.587                  76,179
                                                                                    1.614                  26,469
                                                                                    1.386                 298,300
                                                                                    0.972                 142,107
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 3.149                 675,233
                                                                                    2.578                 752,120
                                                                                    2.319                 848,692
                                                                                    2.270                 922,996
                                                                                    2.135               1,293,392
                                                                                    1.485               1,418,389
                                                                                    1.285               1,373,038
                                                                                    1.271               1,281,693
                                                                                    0.947               2,918,179
                                                                                    0.685               2,800,320
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 1.394                 151,244
                                                                                    1.370                 161,123
                                                                                    1.355                 159,163
                                                                                    1.349                 222,161
                                                                                    1.314                 403,572
                                                                                    1.326                 558,437
                                                                                    1.284                 480,144
                                                                                    1.219                 414,070
                                                                                    1.154               2,178,183
                                                                                    1.108               1,975,493
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98)................ 3.631               1,490,540
                                                                                    3.251               1,656,994
                                                                                    2.481               1,775,203
                                                                                    2.654               2,045,181
                                                                                    2.514               2,950,287
                                                                                    1.889               3,154,087
                                                                                    1.663               3,235,759
                                                                                    1.691               3,156,510
                                                                                    1.282               2,999,041
                                                                                    0.976               2,725,428
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 1.304                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................. 1.031                      --

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2017   2.694
                                                                                      2016   2.508
                                                                                      2015   2.505
                                                                                      2014   2.251
                                                                                      2013   1.724
                                                                                      2012   1.489
                                                                                      2011   1.536
                                                                                      2010   1.318
                                                                                      2009   0.975
                                                                                      2008   1.707
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2017   2.942
                                                                                      2016   2.875
                                                                                      2015   2.854
                                                                                      2014   2.587
                                                                                      2013   1.877
                                                                                      2012   1.540
                                                                                      2011   1.588
                                                                                      2010   1.350
                                                                                      2009   0.997
                                                                                      2008   1.706
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2017   2.200
                                                                                      2016   1.870
                                                                                      2015   1.953
                                                                                      2014   1.801
                                                                                      2013   1.410
                                                                                      2012   1.206
                                                                                      2011   1.198
                                                                                      2010   1.043
                                                                                      2009   0.804
                                                                                      2008   1.405
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 2017   1.855
                                                                                      2016   1.758
                                                                                      2015   1.842
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   1.560
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2017   2.078
                                                                                      2016   1.819
                                                                                      2015   1.893
                                                                                      2014   1.877
                                                                                      2013   1.777
                                                                                      2012   1.560
                                                                                      2011   1.504
                                                                                      2010   1.326
                                                                                      2009   0.924
                                                                                      2008   1.235
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2017   3.102
                                                                                      2016   2.780
                                                                                      2015   2.834
                                                                                      2014   2.681
                                                                                      2013   1.979
                                                                                      2012   1.733
                                                                                      2011   1.949
                                                                                      2010   1.521
                                                                                      2009   1.092
                                                                                      2008   1.813
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2017   1.905
                                                                                      2016   1.627
                                                                                      2015   2.030
                                                                                      2014   2.223
                                                                                      2013   2.250
                                                                                      2012   1.994
                                                                                      2011   2.377
                                                                                      2010   2.028
                                                                                      2009   1.178
                                                                                      2008   2.499



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 3.266               3,432,794
                                                                                      2.694               3,744,958
                                                                                      2.508               4,156,214
                                                                                      2.505               4,592,816
                                                                                      2.251               6,244,974
                                                                                      1.724               6,534,121
                                                                                      1.489               6,306,029
                                                                                      1.536               6,059,250
                                                                                      1.318               5,556,240
                                                                                      0.975               5,237,732
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 3.623                  12,921
                                                                                      2.942                  14,507
                                                                                      2.875                  17,894
                                                                                      2.854                  49,067
                                                                                      2.587                 102,890
                                                                                      1.877                 101,694
                                                                                      1.540                 100,954
                                                                                      1.588                  83,216
                                                                                      1.350                  46,484
                                                                                      0.997                  38,637
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2.476                  12,429
                                                                                      2.200                  12,429
                                                                                      1.870                  14,234
                                                                                      1.953                  45,312
                                                                                      1.801                  56,121
                                                                                      1.410                  98,358
                                                                                      1.206                 130,864
                                                                                      1.198                 103,438
                                                                                      1.043              13,588,022
                                                                                      0.804              13,778,552
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 2.150                      87
                                                                                      1.855                      37
                                                                                      1.758                      --
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 1.438                      --
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2.216                      --
                                                                                      2.078                      --
                                                                                      1.819                      --
                                                                                      1.893                      --
                                                                                      1.877                      --
                                                                                      1.777                      --
                                                                                      1.560                      --
                                                                                      1.504                      --
                                                                                      1.326               1,929,209
                                                                                      0.924               1,851,856
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 3.727               4,359,622
                                                                                      3.102               4,821,365
                                                                                      2.780               5,325,454
                                                                                      2.834               5,928,623
                                                                                      2.681               7,901,009
                                                                                      1.979               8,305,073
                                                                                      1.733               8,339,810
                                                                                      1.949               8,237,681
                                                                                      1.521               7,993,670
                                                                                      1.092               7,407,254
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2.667                 213,156
                                                                                      1.905                 210,352
                                                                                      1.627                 236,359
                                                                                      2.030                 275,901
                                                                                      2.223                 385,690
                                                                                      2.250                 439,136
                                                                                      1.994                 424,056
                                                                                      2.377                 399,355
                                                                                      2.028                 341,011
                                                                                      1.178                 308,192

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.759
                                                                                  2016   1.646
                                                                                  2015   1.766
                                                                                  2014   1.993
                                                                                  2013   1.625
                                                                                  2012   1.379
                                                                                  2011   1.548
                                                                                  2010   1.432
                                                                                  2009   1.048
                                                                                  2008   1.763
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (7/01)................... 2017   3.567
                                                                                  2016   3.191
                                                                                  2015   3.084
                                                                                  2014   2.756
                                                                                  2013   2.094
                                                                                  2012   1.795
                                                                                  2011   1.831
                                                                                  2010   1.463
                                                                                  2009   1.016
                                                                                  2008   1.815
 Janus Henderson Global Research Subaccount (Service Shares) (7/01).............. 2017   1.801
                                                                                  2016   1.775
                                                                                  2015   1.826
                                                                                  2014   1.709
                                                                                  2013   1.338
                                                                                  2012   1.120
                                                                                  2011   1.306
                                                                                  2010   1.134
                                                                                  2009   0.828
                                                                                  2008   1.504
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.871
                                                                                  2016   2.845
                                                                                  2015   2.904
                                                                                  2014   2.419
                                                                                  2013   1.642
                                                                                  2012   1.387
                                                                                  2011   1.358
                                                                                  2010   1.090
                                                                                  2009   0.812
                                                                                  2008   1.367
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.802
                                                                                  2013   1.368
                                                                                  2012   1.193
                                                                                  2011   1.276
                                                                                  2010   1.097
                                                                                  2009   0.851
                                                                                  2008   1.345
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2017   2.514
                                                                                  2016   2.298
                                                                                  2015   2.268
                                                                                  2014   2.050
                                                                                  2013   1.581
                                                                                  2012   1.368
                                                                                  2011   1.337
                                                                                  2010   1.191
                                                                                  2009   0.978
                                                                                  2008   1.388
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   1.283
                                                                                  2010   1.150
                                                                                  2009   0.945
                                                                                  2008   1.327



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2.046                 465,864
                                                                                  1.759                 497,891
                                                                                  1.646                 543,107
                                                                                  1.766                 640,829
                                                                                  1.993                 945,897
                                                                                  1.625                 996,289
                                                                                  1.379               1,094,936
                                                                                  1.548               1,015,476
                                                                                  1.432                 932,080
                                                                                  1.048                 869,498
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (7/01)................... 4.519                 430,984
                                                                                  3.567                 457,715
                                                                                  3.191                 485,921
                                                                                  3.084                 533,759
                                                                                  2.756                 560,918
                                                                                  2.094                 612,915
                                                                                  1.795                 606,912
                                                                                  1.831                 726,865
                                                                                  1.463                 727,333
                                                                                  1.016                 741,312
 Janus Henderson Global Research Subaccount (Service Shares) (7/01).............. 2.275                 142,368
                                                                                  1.801                 247,540
                                                                                  1.775                 283,680
                                                                                  1.826                 316,063
                                                                                  1.709                 425,658
                                                                                  1.338                 416,129
                                                                                  1.120                 390,947
                                                                                  1.306                 412,847
                                                                                  1.134                 385,458
                                                                                  0.828                 358,193
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 3.328                 553,681
                                                                                  2.871                 652,786
                                                                                  2.845                 715,302
                                                                                  2.904                 804,996
                                                                                  2.419               1,097,251
                                                                                  1.642               1,071,403
                                                                                  1.387               1,097,469
                                                                                  1.358               1,027,734
                                                                                  1.090                 984,624
                                                                                  0.812                 976,852
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.819                      --
                                                                                  1.802               1,798,622
                                                                                  1.368               1,889,308
                                                                                  1.193               1,869,530
                                                                                  1.276               1,855,505
                                                                                  1.097               1,786,894
                                                                                  0.851               1,770,695
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2.997                   5,772
                                                                                  2.514                   3,845
                                                                                  2.298                   1,970
                                                                                  2.268                     485
                                                                                  2.050                     485
                                                                                  1.581                     239
                                                                                  1.368                      --
                                                                                  1.337                      --
                                                                                  1.191                      --
                                                                                  0.978                  10,867
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 1.400                      --
                                                                                  1.283                  17,210
                                                                                  1.150                  13,565
                                                                                  0.945                  10,572

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.169
                                                                                  2016   1.892
                                                                                  2015   1.983
                                                                                  2014   1.750
                                                                                  2013   1.394
                                                                                  2012   1.224
                                                                                  2011   1.138
                                                                                  2010   1.017
                                                                                  2009   0.830
                                                                                  2008   1.281
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2017   2.673
                                                                                  2016   2.497
                                                                                  2015   2.281
                                                                                  2014   2.007
                                                                                  2013   1.460
                                                                                  2012   1.217
                                                                                  2011   1.229
                                                                                  2010   1.122
                                                                                  2009   0.790
                                                                                  2008   1.264
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   2.399
                                                                                  2016   2.130
                                                                                  2015   2.199
                                                                                  2014   1.975
                                                                                  2013   1.496
                                                                                  2012   1.288
                                                                                  2011   1.231
                                                                                  2010   1.128
                                                                                  2009   0.909
                                                                                  2008   1.416
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2017   3.013
                                                                                  2016   2.857
                                                                                  2015   2.996
                                                                                  2014   2.888
                                                                                  2013   1.970
                                                                                  2012   1.654
                                                                                  2011   1.636
                                                                                  2010   1.311
                                                                                  2009   0.921
                                                                                  2008   1.558
 LMPVET Equity Index Subaccount (Class II) (5/99)................................ 2009   0.854
                                                                                  2008   1.371
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97).......................................................................... 2011   1.295
                                                                                  2010   1.252
                                                                                  2009   0.977
                                                                                  2008   1.731
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................... 2017   2.108
                                                                                  2016   2.022
                                                                                  2015   2.004
                                                                                  2014   2.017
                                                                                  2013   1.852
                                                                                  2012   1.576
                                                                                  2011   1.544
                                                                                  2010   1.328
                                                                                  2009   0.833
                                                                                  2008   1.193
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 2011   1.075
                                                                                  2010   0.987
                                                                                  2009   0.843
                                                                                  2008   1.073
 LMPVIT Western Asset Variable Money Market Subaccount (3/97).................... 2010   1.147
                                                                                  2009   1.148
                                                                                  2008   1.122
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)................. 2009   1.214
                                                                                  2008   1.162



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.577                  77,379
                                                                                  2.169                 141,368
                                                                                  1.892                 139,717
                                                                                  1.983                 149,420
                                                                                  1.750                 162,584
                                                                                  1.394                 179,126
                                                                                  1.224                  73,017
                                                                                  1.138                     403
                                                                                  1.017                     403
                                                                                  0.830                     403
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 3.352                  61,475
                                                                                  2.673                  73,232
                                                                                  2.497                  72,850
                                                                                  2.281                  84,114
                                                                                  2.007                 116,186
                                                                                  1.460                 112,626
                                                                                  1.217                 111,959
                                                                                  1.229                 110,712
                                                                                  1.122                 127,423
                                                                                  0.790                  85,876
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2.747                 349,410
                                                                                  2.399                 410,998
                                                                                  2.130                 428,312
                                                                                  2.199                 452,306
                                                                                  1.975                 516,191
                                                                                  1.496                 512,895
                                                                                  1.288                 503,867
                                                                                  1.231                 528,791
                                                                                  1.128               1,469,016
                                                                                  0.909               1,646,790
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 3.733                 441,674
                                                                                  3.013                 503,615
                                                                                  2.857                 540,312
                                                                                  2.996                 614,744
                                                                                  2.888                 800,895
                                                                                  1.970                 857,162
                                                                                  1.654                 895,676
                                                                                  1.636                 878,024
                                                                                  1.311                 841,665
                                                                                  0.921                 834,719
 LMPVET Equity Index Subaccount (Class II) (5/99)................................ 0.835                      --
                                                                                  0.854               1,588,820
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97).......................................................................... 1.400                      --
                                                                                  1.295                   6,905
                                                                                  1.252               1,091,272
                                                                                  0.977               1,059,412
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................... 2.222                  36,692
                                                                                  2.108                  20,808
                                                                                  2.022                  20,189
                                                                                  2.004                  43,033
                                                                                  2.017                 104,674
                                                                                  1.852                  93,953
                                                                                  1.576                  75,330
                                                                                  1.544                  73,696
                                                                                  1.328                 608,588
                                                                                  0.833                 228,174
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).......... 1.067                      --
                                                                                  1.075                  23,331
                                                                                  0.987                  21,135
                                                                                  0.843                  33,064
 LMPVIT Western Asset Variable Money Market Subaccount (3/97).................... 1.146                      --
                                                                                  1.147               2,174,244
                                                                                  1.148               3,502,978
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01)................. 1.260                      --
                                                                                  1.214               2,087,470

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.30% (CONTINUED)
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).............. 2008   1.504           1.401                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2017   2.110           2.456                  61,942
                                                                       2016   1.992           2.110                  61,885
                                                                       2015   2.033           1.992                  63,990
                                                                       2014   1.866           2.033                  68,138
                                                                       2013   1.576           1.866                  72,747
                                                                       2012   1.428           1.576                 135,551
                                                                       2011   1.433           1.428                 144,047
                                                                       2010   1.281           1.433                 141,325
                                                                       2009   1.046           1.281               1,150,887
                                                                       2008   1.403           1.046               1,212,473
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................... 2009   0.837           0.815                      --
                                                                       2008   1.308           0.837                 136,665
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.806           0.829                      --
                                                                       2008   1.420           0.806                  15,858
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)..................... 2017   1.957           1.957                      --
                                                                       2016   1.824           1.957                      --
                                                                       2015   2.047           1.824                 240,773
                                                                       2014   1.965           2.047                 243,290
                                                                       2013   1.718           1.965                 281,146
                                                                       2012   1.512           1.718                 275,677
                                                                       2011   1.635           1.512                 271,162
                                                                       2010   1.398           1.635                 251,649
                                                                       2009   0.876           1.398                 265,265
                                                                       2008   1.584           0.876                 240,931





                                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                               UNIT VALUE AT                   NUMBER OF UNITS
                                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                          YEAR        YEAR        END OF YEAR      END OF YEAR
---------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.887           0.847                     --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.320           3.011                110,314
                                                                       2016   2.336           2.320                111,127
                                                                       2015   2.213           2.336                101,062
                                                                       2014   2.192           2.213                 97,114
                                                                       2013   1.719           2.192                 82,883
                                                                       2012   1.421           1.719                 84,267
                                                                       2011   1.580           1.421                 85,429
                                                                       2010   1.432           1.580                 65,853
                                                                       2009   1.020           1.432                 54,642
                                                                       2008   1.677           1.020                 45,655
 American Funds Growth Subaccount (Class 2) (5/04).................... 2017   2.313           2.929                104,083
                                                                       2016   2.140           2.313                112,209
                                                                       2015   2.029           2.140                101,658
                                                                       2014   1.894           2.029                125,940
                                                                       2013   1.475           1.894                116,128
                                                                       2012   1.268           1.475                109,157
                                                                       2011   1.342           1.268                129,610
                                                                       2010   1.145           1.342                109,771
                                                                       2009   0.832           1.145                 77,057
                                                                       2008   1.505           0.832                 55,973
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2017   2.071           2.501                 96,492
                                                                       2016   1.881           2.071                124,962
                                                                       2015   1.878           1.881                117,749
                                                                       2014   1.720           1.878                116,301
                                                                       2013   1.305           1.720                151,662
                                                                       2012   1.126           1.305                155,654
                                                                       2011   1.162           1.126                162,036
                                                                       2010   1.056           1.162                152,334
                                                                       2009   0.815           1.056                118,071
                                                                       2008   1.329           0.815                 97,515

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.445
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2017   2.529
                                                                                       2016   2.240
                                                                                       2015   2.355
                                                                                       2014   2.304
                                                                                       2013   2.124
                                                                                       2012   1.841
                                                                                       2011   1.817
                                                                                       2010   1.584
                                                                                       2009   1.089
                                                                                       2008   1.454
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.435
                                                                                       2016   1.334
                                                                                       2015   1.379
                                                                                       2014   1.330
                                                                                       2013   1.040
                                                                                       2012   0.903
                                                                                       2011   1.053
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2017   2.157
                                                                                       2016   1.665
                                                                                       2015   1.783
                                                                                       2014   1.776
                                                                                       2013   1.358
                                                                                       2012   1.166
                                                                                       2011   1.298
                                                                                       2010   1.097
                                                                                       2009   0.879
                                                                                       2008   1.269
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.677
                                                                                       2016   2.425
                                                                                       2015   2.846
                                                                                       2014   3.074
                                                                                       2013   3.272
                                                                                       2012   2.783
                                                                                       2011   3.456
                                                                                       2010   2.824
                                                                                       2009   1.691
                                                                                       2008   3.840
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.617
                                                                                       2008   1.090
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.106
                                                                                       2016   1.970
                                                                                       2015   1.911
                                                                                       2014   1.704
                                                                                       2013   1.287
                                                                                       2012   1.148
                                                                                       2011   1.161
                                                                                       2010   1.045
                                                                                       2009   0.888
                                                                                       2008   1.435
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.184
                                                                                       2016   1.186
                                                                                       2015   1.216
                                                                                       2014   1.084
                                                                                       2013   1.058
                                                                                       2012   0.849
                                                                                       2011   0.908
                                                                                       2010   0.791
                                                                                       2009   0.593
                                                                                       2008   1.028
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   3.552
                                                                                       2013   2.787
                                                                                       2012   2.299
                                                                                       2011   2.513
                                                                                       2010   2.321
                                                                                       2009   1.642
                                                                                       2008   2.861



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2.359                      --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2.701                  16,017
                                                                                       2.529                  19,423
                                                                                       2.240                  19,018
                                                                                       2.355                 101,084
                                                                                       2.304                 148,930
                                                                                       2.124                 148,831
                                                                                       1.841                 152,276
                                                                                       1.817                 184,386
                                                                                       1.584                 185,304
                                                                                       1.089                 181,264
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.742                  55,206
                                                                                       1.435                  43,537
                                                                                       1.334                  37,107
                                                                                       1.379                 126,505
                                                                                       1.330                 265,628
                                                                                       1.040                 258,006
                                                                                       0.903                 254,455
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2.378                  32,121
                                                                                       2.157                  42,274
                                                                                       1.665                  40,396
                                                                                       1.783                  54,498
                                                                                       1.776                 117,899
                                                                                       1.358                 113,154
                                                                                       1.166                 133,300
                                                                                       1.298                 151,085
                                                                                       1.097                 143,498
                                                                                       0.879                 185,616
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 3.398                   4,638
                                                                                       2.677                   4,532
                                                                                       2.425                   3,952
                                                                                       2.846                   8,913
                                                                                       3.074                  25,381
                                                                                       3.272                  13,368
                                                                                       2.783                  11,908
                                                                                       3.456                  15,231
                                                                                       2.824                  12,933
                                                                                       1.691                  17,589
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.587                      --
                                                                                       0.617                  30,150
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.535                      --
                                                                                       2.106                      --
                                                                                       1.970                      --
                                                                                       1.911                      --
                                                                                       1.704                  31,757
                                                                                       1.287                  25,085
                                                                                       1.148                  31,214
                                                                                       1.161                  28,934
                                                                                       1.045                  26,056
                                                                                       0.888                  23,421
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 1.297                  54,165
                                                                                       1.184                  50,866
                                                                                       1.186                  48,429
                                                                                       1.216                  52,895
                                                                                       1.084                 178,324
                                                                                       1.058                 165,001
                                                                                       0.849                 214,722
                                                                                       0.908                 263,805
                                                                                       0.791                 243,514
                                                                                       0.593                 248,206
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 3.702                      --
                                                                                       3.552                 625,958
                                                                                       2.787                 699,447
                                                                                       2.299                 859,758
                                                                                       2.513               1,131,047
                                                                                       2.321               1,277,230
                                                                                       1.642               1,430,148

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 2017   4.017
                                                                                      2016   3.952
                                                                                      2015   4.162
                                                                                      2014   3.691
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 2017   1.481
                                                                                      2016   1.461
                                                                                      2015   1.542
                                                                                      2014   1.313
                                                                                      2013   0.913
                                                                                      2012   0.779
                                                                                      2011   0.763
                                                                                      2010   0.625
                                                                                      2009   0.476
                                                                                      2008   0.755
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 2017   1.372
                                                                                      2016   1.289
                                                                                      2015   1.316
                                                                                      2014   1.257
                                                                                      2013   1.074
                                                                                      2012   0.959
                                                                                      2011   0.992
                                                                                      2010   0.896
                                                                                      2009   0.702
                                                                                      2008   1.001
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 2017   1.390
                                                                                      2016   1.293
                                                                                      2015   1.320
                                                                                      2014   1.257
                                                                                      2013   1.017
                                                                                      2012   0.888
                                                                                      2011   0.944
                                                                                      2010   0.843
                                                                                      2009   0.637
                                                                                      2008   1.000
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 2017   1.336
                                                                                      2016   1.265
                                                                                      2015   1.291
                                                                                      2014   1.233
                                                                                      2013   1.100
                                                                                      2012   1.006
                                                                                      2011   1.017
                                                                                      2010   0.937
                                                                                      2009   0.770
                                                                                      2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)...................... 2017   1.901
                                                                                      2016   1.776
                                                                                      2015   1.881
                                                                                      2014   2.017
                                                                                      2013   1.562
                                                                                      2012   1.222
                                                                                      2011   1.440
                                                                                      2010   1.250
                                                                                      2009   0.815
                                                                                      2008   1.392
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).................................. 2017   2.620
                                                                                      2016   2.263
                                                                                      2015   2.438
                                                                                      2014   2.260
                                                                                      2013   1.691
                                                                                      2012   1.445
                                                                                      2011   1.486
                                                                                      2010   1.310
                                                                                      2009   1.048



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)..................... 4.707                214,217
                                                                                      4.017                232,340
                                                                                      3.952                262,286
                                                                                      4.162                562,003
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)..................... 1.732                 68,197
                                                                                      1.481                 62,327
                                                                                      1.461                 57,086
                                                                                      1.542                 55,333
                                                                                      1.313                 42,409
                                                                                      0.913                 20,207
                                                                                      0.779                 22,183
                                                                                      0.763                  6,496
                                                                                      0.625                  3,644
                                                                                      0.476                     --
 BHFTI FOF - American Funds(R) Balanced Allocation Subaccount (Class C) (4/08)....... 1.583                262,095
                                                                                      1.372                266,191
                                                                                      1.289                243,056
                                                                                      1.316                439,681
                                                                                      1.257                384,231
                                                                                      1.074                 41,987
                                                                                      0.959                 25,097
                                                                                      0.992                 75,423
                                                                                      0.896                 66,385
                                                                                      0.702                     --
 BHFTI FOF - American Funds(R) Growth Allocation Subaccount (Class C) (4/08)......... 1.665                621,900
                                                                                      1.390                456,515
                                                                                      1.293                426,225
                                                                                      1.320                562,728
                                                                                      1.257                531,216
                                                                                      1.017                 45,760
                                                                                      0.888                 28,125
                                                                                      0.944                 43,396
                                                                                      0.843                 24,672
                                                                                      0.637                  3,272
 BHFTI FOF - American Funds(R) Moderate Allocation Subaccount (Class C) (4/08)....... 1.490                565,264
                                                                                      1.336                283,010
                                                                                      1.265                258,131
                                                                                      1.291                272,172
                                                                                      1.233                271,055
                                                                                      1.100                 39,818
                                                                                      1.006                 32,628
                                                                                      1.017                 26,388
                                                                                      0.937                 15,010
                                                                                      0.770                    145
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)...................... 2.454                 44,835
                                                                                      1.901                 44,303
                                                                                      1.776                 39,985
                                                                                      1.881                 43,542
                                                                                      2.017                108,631
                                                                                      1.562                 82,735
                                                                                      1.222                 61,776
                                                                                      1.440                 56,897
                                                                                      1.250                 42,289
                                                                                      0.815                 36,665
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).................................. 3.052                 14,374
                                                                                      2.620                 15,211
                                                                                      2.263                 15,506
                                                                                      2.438                 15,842
                                                                                      2.260                 42,176
                                                                                      1.691                 38,986
                                                                                      1.445                 34,231
                                                                                      1.486                 29,316
                                                                                      1.310                 27,458

               GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)................. 2017    2.361
                                                                             2016    2.140
                                                                             2015    2.200
                                                                             2014    2.060
                                                                             2013    1.485
                                                                             2012    1.270
                                                                             2011    1.297
                                                                             2010    1.039
                                                                             2009    0.784
                                                                             2008    1.294
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)................. 2017    1.951
                                                                             2016    1.511
                                                                             2015    1.650
                                                                             2014    1.597
                                                                             2013    1.214
                                                                             2012    1.064
                                                                             2011    1.199
                                                                             2010    1.016
                                                                             2009    0.798
                                                                             2008    1.080
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009    1.563
                                                                             2008    2.118
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08).................. 2011    0.671
                                                                             2010    0.634
                                                                             2009    0.465
                                                                             2008    0.890
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)............. 2017    4.223
                                                                             2016    4.074
                                                                             2015    4.067
                                                                             2014    3.972
                                                                             2013    3.429
                                                                             2012    2.963
                                                                             2011    3.040
                                                                             2010    2.516
                                                                             2009    1.808
                                                                             2008    3.007
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2017    2.611
                                                                             2016    2.532
                                                                             2015    2.614
                                                                             2014    2.519
                                                                             2013    2.359
                                                                             2012    2.112
                                                                             2011    2.041
                                                                             2010    1.827
                                                                             2009    1.350
                                                                             2008    1.676
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........ 2017   12.245
                                                                             2016   11.887
                                                                             2015   12.190
                                                                             2014   11.303
                                                                             2013   10.803
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 2017    1.360
                                                                             2016    1.390
                                                                             2015    1.433
                                                                             2014    1.560
                                                                             2013    1.325
                                                                             2012    1.151
                                                                             2011    1.306
                                                                             2010    1.187
                                                                             2009    0.914
                                                                             2008    1.607
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07).............................. 2013    2.398
                                                                             2012    2.301
                                                                             2011    2.457
                                                                             2010    2.019
                                                                             2009    1.492
                                                                             2008    1.085



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................  2.927                 2,248
                                                                              2.361                   840
                                                                              2.140                   287
                                                                              2.200                   358
                                                                              2.060                 4,802
                                                                              1.485                 4,547
                                                                              1.270                 3,694
                                                                              1.297                 4,360
                                                                              1.039                 3,637
                                                                              0.784                 5,046
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................  1.996                   517
                                                                              1.951                11,034
                                                                              1.511                10,975
                                                                              1.650                15,348
                                                                              1.597                14,271
                                                                              1.214                11,860
                                                                              1.064                12,151
                                                                              1.199                12,115
                                                                              1.016                10,625
                                                                              0.798                10,544
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06).......  1.548                    --
                                                                              1.563               328,174
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)..................  0.714                    --
                                                                              0.671                 2,362
                                                                              0.634                 2,277
                                                                              0.465                    --
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07).............  5.142               202,735
                                                                              4.223               218,205
                                                                              4.074               220,059
                                                                              4.067               253,869
                                                                              3.972               271,724
                                                                              3.429               315,831
                                                                              2.963               406,829
                                                                              3.040               494,426
                                                                              2.516               570,598
                                                                              1.808               617,505
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)...............  2.611                    --
                                                                              2.611                    --
                                                                              2.532                 9,018
                                                                              2.614                 9,018
                                                                              2.519                 9,018
                                                                              2.359                 7,210
                                                                              2.112                 8,728
                                                                              2.041                15,352
                                                                              1.827                12,783
                                                                              1.350                14,697
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)........ 13.967                    --
                                                                             12.245                    --
                                                                             11.887                    --
                                                                             12.190                    --
                                                                             11.303                    --
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............  1.720                18,337
                                                                              1.360                17,220
                                                                              1.390                17,152
                                                                              1.433                25,798
                                                                              1.560                64,389
                                                                              1.325                72,131
                                                                              1.151                84,500
                                                                              1.306                67,115
                                                                              1.187                76,705
                                                                              0.914                85,883
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)..............................  2.601                    --
                                                                              2.398                75,156
                                                                              2.301                75,624
                                                                              2.457                83,337
                                                                              2.019               100,690
                                                                              1.492               100,242

GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)              UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2017   1.173           1.620                   7,289
                                                                           2016   1.298           1.173                   7,289
                                                                           2015   1.385           1.298                   7,289
                                                                           2014   1.389           1.385                   9,903
                                                                           2013   1.012           1.389                  51,655
                                                                           2012   0.938           1.012                  40,501
                                                                           2011   1.021           0.938                  46,266
                                                                           2010   0.783           1.021                  45,006
                                                                           2009   0.504           0.783                  43,628
                                                                           2008   0.907           0.504                  36,975
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.850           0.956                      --
                                                                           2011   0.870           0.850               1,216,956
                                                                           2010   0.803           0.870               1,393,892
                                                                           2009   0.565           0.803               1,500,889
                                                                           2008   1.007           0.565               1,805,287
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06).............. 2017   1.461           1.977                 264,289
                                                                           2016   1.473           1.461                 290,593
                                                                           2015   1.432           1.473                 316,633
                                                                           2014   1.417           1.432                 500,027
                                                                           2013   1.126           1.417                 501,373
                                                                           2012   0.939           1.126                 549,562
                                                                           2011   1.037           0.939                 730,186
                                                                           2010   0.904           1.037               1,097,209
                                                                           2009   0.652           0.904               1,526,194
                                                                           2008   1.108           0.652               1,630,843
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06).............. 2017   1.421           1.917                   1,370
                                                                           2016   1.436           1.421                   1,370
                                                                           2015   1.400           1.436                   1,370
                                                                           2014   1.388           1.400                   1,370
                                                                           2013   1.106           1.388                  58,801
                                                                           2012   0.925           1.106                  47,746
                                                                           2011   1.023           0.925                  45,722
                                                                           2010   0.894           1.023                  41,501
                                                                           2009   0.648           0.894                  37,899
                                                                           2008   1.104           0.648                  37,390
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)......... 2017   1.340           1.373                      31
                                                                           2016   1.291           1.340                      31
                                                                           2015   1.347           1.291                      31
                                                                           2014   1.323           1.347                   8,113
                                                                           2013   1.472           1.323                   9,209
                                                                           2012   1.364           1.472                   5,411
                                                                           2011   1.240           1.364                   1,650
                                                                           2010   1.163           1.240                   8,354
                                                                           2009   0.995           1.163                   2,466
                                                                           2008   1.080           0.995                      --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................... 2017   1.895           1.954                  99,337
                                                                           2016   1.871           1.895                  74,772
                                                                           2015   1.895           1.871                  70,555
                                                                           2014   1.843           1.895                  73,990
                                                                           2013   1.903           1.843                 294,287
                                                                           2012   1.765           1.903                 342,357
                                                                           2011   1.733           1.765                 380,614
                                                                           2010   1.623           1.733                 382,898
                                                                           2009   1.453           1.623                 327,323
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2017   2.152           2.152                      --
                                                                           2016   2.138           2.152                      --
                                                                           2015   2.164           2.138                  22,419
                                                                           2014   1.972           2.164                  20,553
                                                                           2013   1.502           1.972                 162,487
                                                                           2012   1.376           1.502                 158,327
                                                                           2011   1.460           1.376                 168,628
                                                                           2010   1.273           1.460                 164,021
                                                                           2009   1.041           1.273                 157,246
                                                                           2008   1.570           1.041                  69,902

                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)........................ 2017    2.478
                                                                                    2016    2.415
                                                                                    2015    2.479
                                                                                    2014    2.401
                                                                                    2013    2.395
                                                                                    2012    2.174
                                                                                    2011    2.125
                                                                                    2010    1.920
                                                                                    2009    1.461
                                                                                    2008    1.658
 BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)....... 2017   11.610
                                                                                    2016   11.248
                                                                                    2015   11.540
                                                                                    2014   10.761
                                                                                    2013   10.216
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)................... 2017    1.670
                                                                                    2016    1.459
                                                                                    2015    1.533
                                                                                    2014    1.371
                                                                                    2013    1.038
                                                                                    2012    0.892
                                                                                    2011    0.941
                                                                                    2010    0.815
                                                                                    2009    0.697
                                                                                    2008    1.108
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................... 2017    1.890
                                                                                    2016    1.650
                                                                                    2015    1.732
                                                                                    2014    1.585
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07).................. 2017    1.959
                                                                                    2016    1.719
                                                                                    2015    1.913
                                                                                    2014    1.767
                                                                                    2013    1.374
                                                                                    2012    1.214
                                                                                    2011    1.277
                                                                                    2010    1.030
                                                                                    2009    0.825
                                                                                    2008    1.365
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2017    1.913
                                                                                    2016    1.880
                                                                                    2015    1.893
                                                                                    2014    1.791
                                                                                    2013    1.828
                                                                                    2012    1.723
                                                                                    2011    1.638
                                                                                    2010    1.531
                                                                                    2009    1.417
                                                                                    2008    1.487
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2017    1.792
                                                                                    2016    1.814
                                                                                    2015    1.729
                                                                                    2014    1.609
                                                                                    2013    1.214
                                                                                    2012    1.076
                                                                                    2011    1.197
                                                                                    2010    1.012
                                                                                    2009    0.802
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)................. 2009    2.027
                                                                                    2008    3.130



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)........................  2.478                    --
                                                                                     2.478                    --
                                                                                     2.415                18,363
                                                                                     2.479                36,394
                                                                                     2.401                83,835
                                                                                     2.395                51,624
                                                                                     2.174                59,778
                                                                                     2.125                74,688
                                                                                     1.920                93,983
                                                                                     1.461                92,649
 BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)....... 13.348                    --
                                                                                    11.610                    --
                                                                                    11.248                    --
                                                                                    11.540                    --
                                                                                    10.761                    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)...................  1.928                38,496
                                                                                     1.670                38,003
                                                                                     1.459                36,683
                                                                                     1.533                40,034
                                                                                     1.371               100,867
                                                                                     1.038                74,605
                                                                                     0.892                58,415
                                                                                     0.941                52,391
                                                                                     0.815                50,742
                                                                                     0.697                51,170
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)...................  2.185                39,969
                                                                                     1.890                42,951
                                                                                     1.650                44,509
                                                                                     1.732                49,576
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)..................  2.117                 1,126
                                                                                     1.959                 1,028
                                                                                     1.719                   265
                                                                                     1.913                 3,716
                                                                                     1.767                34,761
                                                                                     1.374                21,182
                                                                                     1.214                16,045
                                                                                     1.277                12,960
                                                                                     1.030                 5,966
                                                                                     0.825                 3,087
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)..........................  1.966                45,285
                                                                                     1.913                48,424
                                                                                     1.880                65,715
                                                                                     1.893               124,919
                                                                                     1.791               157,458
                                                                                     1.828               149,848
                                                                                     1.723               172,061
                                                                                     1.638               200,641
                                                                                     1.531               276,815
                                                                                     1.417               253,364
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09).................  2.369               100,587
                                                                                     1.792               110,271
                                                                                     1.814               122,351
                                                                                     1.729               229,542
                                                                                     1.609               470,785
                                                                                     1.214               484,756
                                                                                     1.076               511,043
                                                                                     1.197               522,827
                                                                                     1.012               568,871
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08).................  2.110                    --
                                                                                     2.027                    --

                 GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)............. 2017   1.122
                                                                                 2016   1.132
                                                                                 2015   1.147
                                                                                 2014   1.162
                                                                                 2013   1.177
                                                                                 2012   1.193
                                                                                 2011   1.208
                                                                                 2010   1.224
                                                                                 2009   1.235
                                                                                 2008   1.216
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)............. 2017   1.411
                                                                                 2016   1.368
                                                                                 2015   1.394
                                                                                 2014   1.352
                                                                                 2013   1.313
                                                                                 2012   1.219
                                                                                 2011   1.196
                                                                                 2010   1.101
                                                                                 2009   0.925
                                                                                 2008   1.095
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)............. 2017   1.463
                                                                                 2016   1.397
                                                                                 2015   1.431
                                                                                 2014   1.382
                                                                                 2013   1.262
                                                                                 2012   1.147
                                                                                 2011   1.150
                                                                                 2010   1.044
                                                                                 2009   0.856
                                                                                 2008   1.105
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)............. 2017   1.488
                                                                                 2016   1.407
                                                                                 2015   1.444
                                                                                 2014   1.393
                                                                                 2013   1.196
                                                                                 2012   1.070
                                                                                 2011   1.099
                                                                                 2010   0.984
                                                                                 2009   0.788
                                                                                 2008   1.118
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)............. 2017   1.492
                                                                                 2016   1.398
                                                                                 2015   1.441
                                                                                 2014   1.387
                                                                                 2013   1.130
                                                                                 2012   0.992
                                                                                 2011   1.045
                                                                                 2010   0.923
                                                                                 2009   0.724
                                                                                 2008   1.131
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)............. 2017   2.564
                                                                                 2016   2.428
                                                                                 2015   2.398
                                                                                 2014   2.197
                                                                                 2013   1.846
                                                                                 2012   1.664
                                                                                 2011   1.624
                                                                                 2010   1.501
                                                                                 2009   1.296
                                                                                 2008   1.746
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2017   1.834
                                                                                 2016   1.731
                                                                                 2015   1.712
                                                                                 2014   1.568
                                                                                 2013   1.188
                                                                                 2012   1.067
                                                                                 2011   1.126
                                                                                 2010   1.019
                                                                                 2009   0.782
                                                                                 2008   1.264



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)............. 1.117                  14,766
                                                                                 1.122                  27,483
                                                                                 1.132                  12,211
                                                                                 1.147                  12,378
                                                                                 1.162                  72,962
                                                                                 1.177                  97,700
                                                                                 1.193                 101,778
                                                                                 1.208                  82,960
                                                                                 1.224                  59,817
                                                                                 1.235                  69,646
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)............. 1.490                  12,882
                                                                                 1.411                  13,036
                                                                                 1.368                  12,493
                                                                                 1.394                 317,331
                                                                                 1.352                 400,895
                                                                                 1.313                 487,443
                                                                                 1.219                 416,019
                                                                                 1.196                 351,068
                                                                                 1.101                 332,614
                                                                                 0.925                  59,992
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)............. 1.598                  55,099
                                                                                 1.463                  55,340
                                                                                 1.397                  52,798
                                                                                 1.431                  43,908
                                                                                 1.382                 498,423
                                                                                 1.262                 476,914
                                                                                 1.147                 313,840
                                                                                 1.150                 265,434
                                                                                 1.044                 142,450
                                                                                 0.856                 102,061
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)............. 1.685                 104,267
                                                                                 1.488                 137,533
                                                                                 1.407                 195,829
                                                                                 1.444                 393,374
                                                                                 1.393               1,759,331
                                                                                 1.196               1,496,215
                                                                                 1.070               1,453,446
                                                                                 1.099               2,025,755
                                                                                 0.984               1,525,132
                                                                                 0.788                 853,929
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)............. 1.755                  19,505
                                                                                 1.492                  22,182
                                                                                 1.398                  27,144
                                                                                 1.441                  60,968
                                                                                 1.387                 352,449
                                                                                 1.130                 253,815
                                                                                 0.992                 221,593
                                                                                 1.045                 195,363
                                                                                 0.923                 128,468
                                                                                 0.724                  88,977
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)............. 2.914                 165,029
                                                                                 2.564                 153,777
                                                                                 2.428                 157,515
                                                                                 2.398                 273,645
                                                                                 2.197                 355,932
                                                                                 1.846                 430,541
                                                                                 1.664                 459,023
                                                                                 1.624                 573,368
                                                                                 1.501                 739,755
                                                                                 1.296                 355,777
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.156                  78,691
                                                                                 1.834                  93,930
                                                                                 1.731                  62,785
                                                                                 1.712                 209,348
                                                                                 1.568                 454,461
                                                                                 1.188                 443,884
                                                                                 1.067                 410,888
                                                                                 1.126                 423,913
                                                                                 1.019                 417,916
                                                                                 0.782                 408,659

                              GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)......... 2009    0.643           0.636                     --
                                                                          2008    1.089           0.643                128,473
 BHFTII FI Large Cap Subaccount (Class A) (4/06)......................... 2009    0.747           0.781                     --
                                                                          2008    1.372           0.747                588,245
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)..................... 2013    1.426           1.571                     --
                                                                          2012    1.249           1.426                246,063
                                                                          2011    1.350           1.249                226,609
                                                                          2010    1.195           1.350                223,988
                                                                          2009    0.995           1.195                194,083
                                                                          2008    1.652           0.995                198,176
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).............. 2017    2.184           2.698                  6,017
                                                                          2016    2.102           2.184                  9,873
                                                                          2015    2.072           2.102                  9,516
                                                                          2014    1.890           2.072                 53,161
                                                                          2013    1.444           1.890                184,222
                                                                          2012    1.319           1.444                211,548
                                                                          2011    1.380           1.319                198,483
                                                                          2010    1.213           1.380                213,606
                                                                          2009    0.824           1.213                209,357
                                                                          2008    1.538           0.824                214,108
 BHFTII Jennison Growth Subaccount (Class A) (4/12)...................... 2017    1.447           1.962                316,754
                                                                          2016    1.464           1.447                381,101
                                                                          2015    1.339           1.464                384,929
                                                                          2014    1.244           1.339                988,466
                                                                          2013    0.919           1.244              1,020,172
                                                                          2012    0.950           0.919              1,002,372
 BHFTII Jennison Growth Subaccount (Class B) (4/08)...................... 2012    0.844           0.962                     --
                                                                          2011    0.853           0.844                 39,416
                                                                          2010    0.776           0.853                 59,441
                                                                          2009    0.563           0.776                 59,653
                                                                          2008    0.849           0.563                 65,120
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)........ 2017    2.136           2.177                  2,576
                                                                          2016    2.114           2.136                  8,348
                                                                          2015    2.136           2.114                  7,456
                                                                          2014    2.046           2.136                 58,663
                                                                          2013    2.122           2.046                103,637
                                                                          2012    2.069           2.122                 97,107
                                                                          2011    1.949           2.069                 94,698
                                                                          2010    1.862           1.949                 87,113
                                                                          2009    1.794           1.862                 74,362
                                                                          2008    1.715           1.794                 61,878
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)........ 2011    0.974           1.057                     --
                                                                          2010    0.853           0.974                297,464
                                                                          2009    0.657           0.853                235,664
                                                                          2008    1.118           0.657                230,643
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13).......... 2017   31.137          35.532                     --
                                                                          2016   26.269          31.137                     --
                                                                          2015   27.345          26.269                     --
                                                                          2014   25.366          27.345                     --
                                                                          2013   21.771          25.366                     --
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07).......... 2017    1.679           2.070                 15,418
                                                                          2016    1.678           1.679                 14,891
                                                                          2015    1.719           1.678                 14,452
                                                                          2014    1.853           1.719                 34,314
                                                                          2013    1.540           1.853                 49,477
                                                                          2012    1.319           1.540                 51,778
                                                                          2011    1.527           1.319                 54,300
                                                                          2010    1.430           1.527                 66,861
                                                                          2009    1.126           1.430                 69,826
                                                                          2008    1.969           1.126                 58,762

                              GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07)....... 2017   3.139           3.553                  36,494
                                                                          2016   2.622           3.139                  43,771
                                                                          2015   2.775           2.622                  42,551
                                                                          2014   2.676           2.775                  67,244
                                                                          2013   1.957           2.676                  69,787
                                                                          2012   1.704           1.957                  66,734
                                                                          2011   1.800           1.704                  76,687
                                                                          2010   1.437           1.800                 102,370
                                                                          2009   1.155           1.437                 120,346
                                                                          2008   1.760           1.155                 118,331
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07).................. 2017   3.471           4.166                 227,321
                                                                          2016   3.149           3.471                 224,898
                                                                          2015   3.152           3.149                 254,756
                                                                          2014   2.817           3.152                 678,934
                                                                          2013   2.161           2.817                 771,828
                                                                          2012   1.891           2.161                 735,441
                                                                          2011   1.881           1.891                 891,119
                                                                          2010   1.659           1.881               1,554,435
                                                                          2009   1.331           1.659               1,822,506
                                                                          2008   2.144           1.331               1,837,935
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)............... 2017   1.918           2.033                      --
                                                                          2016   1.646           1.918                      --
                                                                          2015   1.777           1.646                      --
                                                                          2014   1.641           1.777                   4,093
                                                                          2013   1.262           1.641                  10,872
                                                                          2012   1.122           1.262                   3,983
                                                                          2011   1.114           1.122                   2,090
                                                                          2010   1.036           1.114                      --
                                                                          2009   0.945           1.036                      --
                                                                          2008   1.384           0.945                      --
 BHFTII MFS(R) Total Return Subaccount (Class F) (4/06).................. 2017   3.104           3.439                 138,597
                                                                          2016   2.886           3.104                 154,716
                                                                          2015   2.934           2.886                 178,276
                                                                          2014   2.741           2.934                 254,576
                                                                          2013   2.339           2.741                 592,698
                                                                          2012   2.128           2.339                 604,644
                                                                          2011   2.109           2.128                 664,709
                                                                          2010   1.945           2.109                 769,355
                                                                          2009   1.665           1.945                 804,617
                                                                          2008   2.171           1.665                 837,337
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)......................... 2017   2.452           2.856                  55,673
                                                                          2016   2.171           2.452                  53,541
                                                                          2015   2.203           2.171                  64,739
                                                                          2014   2.014           2.203                  94,730
                                                                          2013   1.503           2.014                 247,754
                                                                          2012   1.306           1.503                   2,442
                                                                          2011   1.312           1.306                  15,183
                                                                          2010   1.193           1.312                  15,688
                                                                          2009   1.000           1.193                   2,671
                                                                          2008   1.501           1.000                   2,953
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............. 2017   3.763           4.300                   1,507
                                                                          2016   3.212           3.763                   1,507
                                                                          2015   3.236           3.212                   1,507
                                                                          2014   3.278           3.236                  37,033
                                                                          2013   2.619           3.278                  72,028
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)....... 2017   2.622           3.455                   2,163
                                                                          2016   2.616           2.622                     767
                                                                          2015   2.398           2.616                      --
                                                                          2014   2.233           2.398                   2,058
                                                                          2013   1.630           2.233                  33,363
                                                                          2012   1.392           1.630                  24,842
                                                                          2011   1.429           1.392                  17,990
                                                                          2010   1.240           1.429                  15,781
                                                                          2009   0.878           1.240                  11,048
                                                                          2008   1.437           0.878                      --

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2017   3.498
                                                                                      2016   3.179
                                                                                      2015   3.143
                                                                                      2014   2.986
                                                                                      2013   2.098
                                                                                      2012   1.834
                                                                                      2011   1.831
                                                                                      2010   1.378
                                                                                      2009   1.007
                                                                                      2008   1.529
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 2017   1.971
                                                                                      2016   1.968
                                                                                      2015   1.979
                                                                                      2014   1.948
                                                                                      2013   1.985
                                                                                      2012   1.942
                                                                                      2011   1.862
                                                                                      2010   1.780
                                                                                      2009   1.726
                                                                                      2008   1.752
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 2017   5.151
                                                                                      2016   3.971
                                                                                      2015   4.290
                                                                                      2014   4.105
                                                                                      2013   3.115
                                                                                      2012   2.771
                                                                                      2011   2.845
                                                                                      2010   2.179
                                                                                      2009   1.675
                                                                                      2008   2.419
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.324
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.615
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 2017   2.570
                                                                                      2016   2.417
                                                                                      2015   2.438
                                                                                      2014   2.212
                                                                                      2013   1.711
                                                                                      2012   1.493
                                                                                      2011   1.556
                                                                                      2010   1.348
                                                                                      2009   1.008
                                                                                      2008   1.782
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2017   2.110
                                                                                      2016   2.082
                                                                                      2015   2.088
                                                                                      2014   1.912
                                                                                      2013   1.401
                                                                                      2012   1.161
                                                                                      2011   1.210
                                                                                      2010   1.039
                                                                                      2009   0.775
                                                                                      2008   1.339
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2017   3.158
                                                                                      2016   2.711
                                                                                      2015   2.860
                                                                                      2014   2.665
                                                                                      2013   2.107
                                                                                      2012   1.820
                                                                                      2011   1.826
                                                                                      2010   1.606
                                                                                      2009   1.250
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.056



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 4.232                  47,973
                                                                                      3.498                  49,882
                                                                                      3.179                  52,390
                                                                                      3.143                  65,616
                                                                                      2.986                 149,571
                                                                                      2.098                 143,990
                                                                                      1.834                 157,641
                                                                                      1.831                 176,999
                                                                                      1.378                 163,816
                                                                                      1.007                 171,898
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 1.986                  24,734
                                                                                      1.971                  38,890
                                                                                      1.968                  37,136
                                                                                      1.979                 184,771
                                                                                      1.948                 195,372
                                                                                      1.985                 200,692
                                                                                      1.942                 205,750
                                                                                      1.862                 212,057
                                                                                      1.780                 238,592
                                                                                      1.726                 250,086
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (9/98).................. 5.697                   5,416
                                                                                      5.151                   5,354
                                                                                      3.971                   4,862
                                                                                      4.290                   6,606
                                                                                      4.105                  53,303
                                                                                      3.115                  49,292
                                                                                      2.771                  44,238
                                                                                      2.845                  38,914
                                                                                      2.179                  34,155
                                                                                      1.675                  43,453
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 1.269                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 1.526                      --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (4/03)...................... 3.084                  69,736
                                                                                      2.570                  65,639
                                                                                      2.417                  60,688
                                                                                      2.438                  76,230
                                                                                      2.212                 130,147
                                                                                      1.711                 120,704
                                                                                      1.493                 133,212
                                                                                      1.556                 209,389
                                                                                      1.348                 214,758
                                                                                      1.008                 282,048
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2.573                      --
                                                                                      2.110                      --
                                                                                      2.082                      --
                                                                                      2.088                      --
                                                                                      1.912                  31,531
                                                                                      1.401                  28,213
                                                                                      1.161                  48,406
                                                                                      1.210                  24,596
                                                                                      1.039                  19,451
                                                                                      0.775                  15,185
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 3.520                 177,751
                                                                                      3.158                 168,948
                                                                                      2.711                 186,398
                                                                                      2.860                 316,804
                                                                                      2.665                 349,880
                                                                                      2.107                 323,093
                                                                                      1.820                 505,375
                                                                                      1.826                 903,638
                                                                                      1.606               1,021,111
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 1.889                      --

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)..................... 2017   1.904
                                                                                  2016   1.683
                                                                                  2015   1.770
                                                                                  2014   1.772
                                                                                  2013   1.695
                                                                                  2012   1.503
                                                                                  2011   1.464
                                                                                  2010   1.303
                                                                                  2009   0.917
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)........................ 2017   3.531
                                                                                  2016   3.196
                                                                                  2015   3.291
                                                                                  2014   3.144
                                                                                  2013   2.345
                                                                                  2012   2.074
                                                                                  2011   2.356
                                                                                  2010   1.857
                                                                                  2009   1.346
                                                                                  2008   2.258
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2017   1.732
                                                                                  2016   1.494
                                                                                  2015   1.882
                                                                                  2014   2.082
                                                                                  2013   2.129
                                                                                  2012   1.906
                                                                                  2011   2.295
                                                                                  2010   1.977
                                                                                  2009   1.160
                                                                                  2008   2.486
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.561
                                                                                  2016   1.476
                                                                                  2015   1.599
                                                                                  2014   1.823
                                                                                  2013   1.502
                                                                                  2012   1.287
                                                                                  2011   1.459
                                                                                  2010   1.363
                                                                                  2009   1.008
                                                                                  2008   1.712
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (7/01)................... 2017   2.306
                                                                                  2016   2.084
                                                                                  2015   2.035
                                                                                  2014   1.837
                                                                                  2013   1.409
                                                                                  2012   1.220
                                                                                  2011   1.257
                                                                                  2010   1.015
                                                                                  2009   0.712
                                                                                  2008   1.284
 Janus Henderson Global Research Subaccount (Service Shares) (7/01).............. 2017   1.108
                                                                                  2016   1.102
                                                                                  2015   1.146
                                                                                  2014   1.083
                                                                                  2013   0.856
                                                                                  2012   0.724
                                                                                  2011   0.853
                                                                                  2010   0.748
                                                                                  2009   0.551
                                                                                  2008   1.012
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.062
                                                                                  2016   2.064
                                                                                  2015   2.128
                                                                                  2014   1.791
                                                                                  2013   1.228
                                                                                  2012   1.048
                                                                                  2011   1.036
                                                                                  2010   0.839
                                                                                  2009   0.632
                                                                                  2008   1.074



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)..................... 2.010                  5,031
                                                                                  1.904                  6,384
                                                                                  1.683                  5,846
                                                                                  1.770                 55,114
                                                                                  1.772                 55,277
                                                                                  1.695                 52,953
                                                                                  1.503                 58,445
                                                                                  1.464                 68,416
                                                                                  1.303                 64,998
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)........................ 4.201                 29,452
                                                                                  3.531                 29,304
                                                                                  3.196                 36,523
                                                                                  3.291                 59,800
                                                                                  3.144                124,953
                                                                                  2.345                121,079
                                                                                  2.074                126,174
                                                                                  2.356                184,734
                                                                                  1.857                181,117
                                                                                  1.346                162,285
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2.400                 43,588
                                                                                  1.732                 38,505
                                                                                  1.494                 34,417
                                                                                  1.882                 31,296
                                                                                  2.082                 24,901
                                                                                  2.129                 22,903
                                                                                  1.906                 54,704
                                                                                  2.295                 53,879
                                                                                  1.977                 50,596
                                                                                  1.160                 49,087
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.798                 42,826
                                                                                  1.561                 37,118
                                                                                  1.476                 32,334
                                                                                  1.599                 29,110
                                                                                  1.823                 33,373
                                                                                  1.502                 29,663
                                                                                  1.287                 86,855
                                                                                  1.459                 90,670
                                                                                  1.363                 78,947
                                                                                  1.008                 74,098
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (7/01)................... 2.893                 14,744
                                                                                  2.306                 14,744
                                                                                  2.084                 14,744
                                                                                  2.035                  9,423
                                                                                  1.837                 62,612
                                                                                  1.409                 58,358
                                                                                  1.220                 64,934
                                                                                  1.257                 92,750
                                                                                  1.015                 97,000
                                                                                  0.712                142,443
 Janus Henderson Global Research Subaccount (Service Shares) (7/01).............. 1.385                 12,517
                                                                                  1.108                 12,137
                                                                                  1.102                 11,696
                                                                                  1.146                 24,244
                                                                                  1.083                 57,991
                                                                                  0.856                 49,144
                                                                                  0.724                 48,590
                                                                                  0.853                 61,176
                                                                                  0.748                107,849
                                                                                  0.551                148,854
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.367                 22,258
                                                                                  2.062                 22,258
                                                                                  2.064                 22,258
                                                                                  2.128                 22,258
                                                                                  1.791                131,465
                                                                                  1.228                138,583
                                                                                  1.048                146,999
                                                                                  1.036                138,345
                                                                                  0.839                148,908
                                                                                  0.632                115,021

                  GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.573
                                                                                  2013   1.205
                                                                                  2012   1.062
                                                                                  2011   1.147
                                                                                  2010   0.997
                                                                                  2009   0.781
                                                                                  2008   1.247
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2017   2.089
                                                                                  2016   1.928
                                                                                  2015   1.923
                                                                                  2014   1.755
                                                                                  2013   1.368
                                                                                  2012   1.195
                                                                                  2011   1.180
                                                                                  2010   1.061
                                                                                  2009   0.880
                                                                                  2008   1.262
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.919
                                                                                  2010   0.832
                                                                                  2009   0.690
                                                                                  2008   0.979
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.243
                                                                                  2016   1.976
                                                                                  2015   2.092
                                                                                  2014   1.865
                                                                                  2013   1.500
                                                                                  2012   1.331
                                                                                  2011   1.250
                                                                                  2010   1.128
                                                                                  2009   0.930
                                                                                  2008   1.449
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2017   3.099
                                                                                  2016   2.923
                                                                                  2015   2.698
                                                                                  2014   2.397
                                                                                  2013   1.762
                                                                                  2012   1.483
                                                                                  2011   1.512
                                                                                  2010   1.395
                                                                                  2009   0.993
                                                                                  2008   1.604
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   3.011
                                                                                  2016   2.700
                                                                                  2015   2.816
                                                                                  2014   2.554
                                                                                  2013   1.954
                                                                                  2012   1.700
                                                                                  2011   1.641
                                                                                  2010   1.518
                                                                                  2009   1.235
                                                                                  2008   1.944
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2017   2.310
                                                                                  2016   2.212
                                                                                  2015   2.344
                                                                                  2014   2.281
                                                                                  2013   1.572
                                                                                  2012   1.333
                                                                                  2011   1.332
                                                                                  2010   1.078
                                                                                  2009   0.765
                                                                                  2008   1.307
 LMPVET Equity Index Subaccount (Class II) (5/99)................................ 2009   0.663
                                                                                  2008   1.074
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97).......................................................................... 2011   1.028
                                                                                  2010   1.004
                                                                                  2009   0.791
                                                                                  2008   1.415



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.582                     --
                                                                                  1.573                235,882
                                                                                  1.205                233,310
                                                                                  1.062                238,079
                                                                                  1.147                226,004
                                                                                  0.997                249,234
                                                                                  0.781                254,177
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2.465                  3,311
                                                                                  2.089                  3,311
                                                                                  1.928                  3,311
                                                                                  1.923                  3,340
                                                                                  1.755                 13,835
                                                                                  1.368                 12,209
                                                                                  1.195                 10,802
                                                                                  1.180                  9,949
                                                                                  1.061                  9,833
                                                                                  0.880                 18,070
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 0.999                     --
                                                                                  0.919                 91,051
                                                                                  0.832                 83,702
                                                                                  0.690                 99,041
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.638                    913
                                                                                  2.243                  6,643
                                                                                  1.976                  6,643
                                                                                  2.092                  6,643
                                                                                  1.865                121,088
                                                                                  1.500                 92,498
                                                                                  1.331                116,186
                                                                                  1.250                 39,025
                                                                                  1.128                 42,471
                                                                                  0.930                 39,244
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 3.847                 21,286
                                                                                  3.099                 22,518
                                                                                  2.923                 21,388
                                                                                  2.698                 39,700
                                                                                  2.397                 61,057
                                                                                  1.762                 59,038
                                                                                  1.483                 62,707
                                                                                  1.512                 81,645
                                                                                  1.395                 96,714
                                                                                  0.993                 92,139
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 3.413                 70,664
                                                                                  3.011                 78,947
                                                                                  2.700                 90,079
                                                                                  2.816                 96,892
                                                                                  2.554                122,768
                                                                                  1.954                109,620
                                                                                  1.700                121,660
                                                                                  1.641                147,142
                                                                                  1.518                151,067
                                                                                  1.235                157,063
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2.834                  3,909
                                                                                  2.310                  3,775
                                                                                  2.212                  3,630
                                                                                  2.344                  3,592
                                                                                  2.281                 49,415
                                                                                  1.572                 40,878
                                                                                  1.333                 38,525
                                                                                  1.332                 39,688
                                                                                  1.078                 68,765
                                                                                  0.765                 58,207
 LMPVET Equity Index Subaccount (Class II) (5/99)................................ 0.646                     --
                                                                                  0.663                138,819
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/97).......................................................................... 1.107                     --
                                                                                  1.028                120,547
                                                                                  1.004                117,401
                                                                                  0.791                116,334

                GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                       UNIT VALUE AT
                                                                                        BEGINNING OF
PORTFOLIO NAME                                                                  YEAR        YEAR
------------------------------------------------------------------------------ ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................ 2017   2.357
                                                                               2016   2.284
                                                                               2015   2.286
                                                                               2014   2.324
                                                                               2013   2.156
                                                                               2012   1.853
                                                                               2011   1.833
                                                                               2010   1.592
                                                                               2009   1.009
                                                                               2008   1.460
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.008
                                                                               2010   0.935
                                                                               2009   0.807
                                                                               2008   1.037
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................. 2010   1.293
                                                                               2009   1.307
                                                                               2008   1.291
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).............. 2009   1.401
                                                                               2008   1.355
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)...................... 2008   0.980
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)................ 2017   2.587
                                                                               2016   2.467
                                                                               2015   2.543
                                                                               2014   2.357
                                                                               2013   2.012
                                                                               2012   1.841
                                                                               2011   1.865
                                                                               2010   1.685
                                                                               2009   1.390
                                                                               2008   1.882
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)........................... 2009   1.044
                                                                               2008   1.648
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)....................... 2009   0.562
                                                                               2008   1.000
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)............................. 2017   2.364
                                                                               2016   2.210
                                                                               2015   2.505
                                                                               2014   2.430
                                                                               2013   2.145
                                                                               2012   1.906
                                                                               2011   2.082
                                                                               2010   1.799
                                                                               2009   1.138
                                                                               2008   2.079



                                                                                                NUMBER OF UNITS
                                                                                UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                   END OF YEAR      END OF YEAR
------------------------------------------------------------------------------ --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96)........................ 2.460                     --
                                                                               2.357                     --
                                                                               2.284                  7,745
                                                                               2.286                  7,380
                                                                               2.324                 40,612
                                                                               2.156                 30,343
                                                                               1.853                 28,211
                                                                               1.833                 28,165
                                                                               1.592                 28,625
                                                                               1.009                 25,296
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 0.997                     --
                                                                               1.008                     --
                                                                               0.935                     --
                                                                               0.807                     --
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................. 1.288                     --
                                                                               1.293                797,136
                                                                               1.307                721,587
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).............. 1.449                     --
                                                                               1.401                260,317
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)...................... 0.910                     --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)................ 2.982                  5,501
                                                                               2.587                  5,501
                                                                               2.467                 57,560
                                                                               2.543                272,852
                                                                               2.357                315,666
                                                                               2.012                314,990
                                                                               1.841                319,925
                                                                               1.865                659,896
                                                                               1.685                680,013
                                                                               1.390                679,310
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)........................... 1.014                     --
                                                                               1.044                 27,906
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)....................... 0.577                     --
                                                                               0.562                 34,977
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)............................. 2.364                     --
                                                                               2.364                     --
                                                                               2.210                  2,340
                                                                               2.505                  2,058
                                                                               2.430                 14,089
                                                                               2.145                 11,510
                                                                               1.906                 12,686
                                                                               2.082                 12,521
                                                                               1.799                 12,850
                                                                               1.138                  9,344



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(R) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(R) Variable Insurance
Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.

1
                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



The Underlying Funds listed below were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES


The following Underlying Funds were renamed:




                  FORMER NAME                                          NEW NAME
----------------------------------------------- ------------------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                       BRIGHTHOUSE FUNDS TRUST I
Invesco Mid Cap Value Portfolio - Class B       Victory Sycamore Mid Cap Value Portfolio - Class B
Pyramis(R) Managed Risk Portfolio - Class B     Schroders Global Multi-Asset Portfolio II - Class B
BRIGHTHOUSE FUNDS TRUST II                      BRIGHTHOUSE FUNDS TRUST II
BlackRock Large Cap Value Portfolio - Class B   MFS Value Portfolio II - Class B
JANUS ASPEN SERIES                              JANUS ASPEN SERIES
Enterprise Portfolio - Service Shares           Janus Henderson Enterprise Portfolio - Service Shares
Global Research Portfolio - Service Shares      Janus Henderson Global Research Portfolio - Service
                                                Shares



UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying
Funds:




             MERGED UNDERLYING FUND/TRUST                       SURVIVING UNDERLYING FUND/TRUST
------------------------------------------------------ -------------------------------------------------
BRIGHTHOUSE FUNDS TRUST II                             BRIGHTHOUSE FUNDS TRUST II
MFS Value Portfolio II (formerly BlackRock Large Cap   MFS(R) Value Portfolio - Class A
Value Portfolio) - Class B
BRIGHTHOUSE FUNDS TRUST I                              BRIGHTHOUSE FUNDS TRUST I
Schroders Global Multi-Asset Portfolio II (formerly    Schroders Global Multi-Asset Portfolio - Class B
Pyramis(R) Managed Risk Portfolio) - Class B

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


                                   APPENDIX C
--------------------------------------------------------------------------------

           UNDERLYING FUNDS WITH DIFFERENT LEGAL AND MARKETING NAMES




            SERIES FUND/TRUST                    PORTFOLIO/SERIES                    MARKETING NAME
----------------------------------------- ------------------------------ -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio
                                                                         Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio


                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Services

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Advertisement of the Separate Account

Taxes

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 16

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Bond Income Portfolio

   o   BlackRock High Yield Portfolio

   o   BlackRock Ultra-Short Term Bond Portfolio

   o   MetLife Aggregate Bond Index Portfolio

   o   Western Asset Core Plus VIT Portfolio

   o   PIMCO Inflation Protected Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management Strategic Bond Opportunities Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                   APPENDIX G
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
3  Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                                  GOLD TRACK
                               GOLD TRACK SELECT


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 30, 2018


                         FOR VARIABLE ANNUITY CONTRACTS



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

30, 2018. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200,

West Des Moines, IA 50266, or by calling 1-800-842-9406, or by accessing the

Securities and Exchange Commission's website at http://www.sec.gov.
                                                ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by Brighthouse Life Insurance Company ("we", "our", or the "Company").




























                                                                 BLIC-Book-15-16

                               TABLE OF CONTENTS



                                                                                PAGE
                                                                               -----
THE INSURANCE COMPANY.........................................................    2
SERVICES......................................................................    2
PRINCIPAL UNDERWRITER.........................................................    3
CUSTODIAN.....................................................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT.............................    3
CALCULATION OF ANNUITY UNIT VALUE.............................................    4
ADVERTISEMENT OF THE SEPARATE ACCOUNT.........................................    4
TAXES.........................................................................    6
   Qualified Annuity Contracts................................................    6
   Types of Qualified Plans...................................................    6
   ERISA......................................................................    7
   Federal Estate Taxes.......................................................    8
   Generation-Skipping Transfer Tax...........................................    8
   Annuity Purchase Payments By Nonresident Aliens and Foreign Entities.......    8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................    8
CONDENSED FINANCIAL INFORMATION -- Gold Track.................................   10
CONDENSED FINANCIAL INFORMATION -- Gold Track Select BLIC.....................   48
FINANCIAL STATEMENTS..........................................................  102

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a direct, wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company which is a direct, wholly-owned subsidiary of Brighthouse Financial, Inc., (BHF) a publicly traded company. BHF, through its subsidiaries, is a major provider of life insurance and annuity products. BHF became an independent publicly traded company after the close of business on August 4, 2017; prior to being an independent publicly traded company, BHF, Brighthouse Holdings, LLC, BLIC, and their affiliates were under the ultimate control of MetLife, Inc. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

    o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
       ----------------------------------------
        Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

       o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
          -----------------------------------------------
           Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

    o  MetLife Investors USA Insurance Company: MetLife Investors USA
       ---------------------------------------
        Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

    o  MetLife Investors Insurance Company: MetLife Investors Insurance
       -----------------------------------
        Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


       o  MetLife Investors Insurance Company of California: MetLife Investors
          -------------------------------------------------
           Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



                                    SERVICES


FASCore LLC ("Fascore"), which has its principal office at 8525 East Orchard Road, Greenwood Village, Colorado 80111, provides recordkeeping services to Us in connection with Our administration of the Gold Track Select Contract. Fascore is not affiliated with Us, the Separate Account or any of Our affiliates, including the Contract's principal underwriter, Brighthouse Securities, LLC. We pay Fascore for its services an annual base fee and/or annual per participant charge for each Plan account under the Contract. Fascore also charges Us for each loan taken under the Contract a loan initiation fee and loan maintenance fee.

The following table shows the amount of recordkeeping fees paid to Fascore over the past three years. MetLife Investors Distribution Company served as principal underwriter and was the recipient of these services prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these services thereafter.




              RECORDKEEPING FEES PAID
                 TO FASCORE BY THE
    YEAR              COMPANY
------------ ------------------------
 2017........$3,830,313
 2016........$4,565,301
 2015........$1,476,309


                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.



                                   CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.


The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2017........$599,512,866                    $0
 2016........$568,161,672                    $0
 2015........$568,720,128                    $0


The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products.


The principal underwriter or the Company paid the following amounts during 2017. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2017 is $152,495*. The amount of commissions paid to selected broker-dealer firms during 2017 is $397,715. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2017 is $550,211*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company).

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2017 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)


                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in

Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.


Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Delaware VIP(Reg. TM) Trust, Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.


Historical performance information should not be relied on as a guarantee of future performance results.


Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Delaware VIP(Reg. TM) Trust, Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series,

Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                     TAXES

QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.


Additional Information Regarding 457(b) Plans


A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch-up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch-up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.



403(A) ANNUITY PLANS

Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

Roth Accounts

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

Comparison of Plan Limits for Individual Contributions:




     PLAN TYPE       ELECTIVE CONTRIBUTION   CATCH-UP CONTRIBUTION
  401(k)                    $18,500                 $6,000
  401(a)                      (Employer contributions only)
  403(b) (TSA)              $18,500                 $6,000
  457(b)                    $18,500                 $6,000



Dollar limits are for 2018 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $55,000 or 25% of an employee's compensation for 2018.


ERISA

If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

                       CONDENSED FINANCIAL INFORMATION --
                                   Gold Track
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)............ 2008   0.917       0.877            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)................. 2017   2.472       3.224        44,278
                                                                           2016   2.477       2.472        31,530
                                                                           2015   2.335       2.477        43,723
                                                                           2014   2.300       2.335        31,946
                                                                           2013   1.795       2.300        58,786
                                                                           2012   1.476       1.795        43,491
                                                                           2011   1.633       1.476        61,935
                                                                           2010   1.473       1.633        68,332
                                                                           2009   1.044       1.473        69,361
                                                                           2008   1.644       1.044       120,682
 American Funds Growth Subaccount (Class 2) (4/08)........................ 2017   2.464       3.136        91,162
                                                                           2016   2.268       2.464        85,980
                                                                           2015   2.140       2.268        98,665
                                                                           2014   1.988       2.140        74,500
                                                                           2013   1.540       1.988        80,589
                                                                           2012   1.317       1.540       182,911
                                                                           2011   1.387       1.317       253,411
                                                                           2010   1.178       1.387       233,275
                                                                           2009   0.852       1.178       222,115
                                                                           2008   1.467       0.852       167,479
 American Funds Growth-Income Subaccount (Class 2) (4/08)................. 2017   2.206       2.678       105,929
                                                                           2016   1.994       2.206        95,257
                                                                           2015   1.981       1.994       138,456
                                                                           2014   1.805       1.981        94,409
                                                                           2013   1.363       1.805       101,424
                                                                           2012   1.170       1.363       108,938
                                                                           2011   1.201       1.170       118,697
                                                                           2010   1.086       1.201       135,008
                                                                           2009   0.834       1.086       123,680
                                                                           2008   1.298       0.834        97,490
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.561       2.475            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07)................... 2017   2.784       2.987     1,403,346
                                                                           2016   2.453       2.784     1,255,905
                                                                           2015   2.566       2.453     1,064,018
                                                                           2014   2.498       2.566       793,569
                                                                           2013   2.292       2.498       275,613
                                                                           2012   1.976       2.292       272,317
                                                                           2011   1.941       1.976       276,989
                                                                           2010   1.683       1.941       419,238
                                                                           2009   1.152       1.683       438,838
                                                                           2008   1.530       1.152       494,734
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.516       1.849     2,855,684
                                                                           2016   1.402       1.516     2,675,982
                                                                           2015   1.442       1.402     2,925,909
                                                                           2014   1.384       1.442     2,945,388
                                                                           2013   1.077       1.384     4,122,273
                                                                           2012   0.930       1.077     4,174,272
                                                                           2011   1.081       0.930     4,009,043
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)............ 2017   2.298       2.546        92,519

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.765
                                                                                           2015   1.880
                                                                                           2014   1.864
                                                                                           2013   1.418
                                                                                           2012   1.212
                                                                                           2011   1.342
                                                                                           2010   1.128
                                                                                           2009   0.900
                                                                                           2008   1.292
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........... 2017   2.932
                                                                                           2016   2.643
                                                                                           2015   3.085
                                                                                           2014   3.317
                                                                                           2013   3.512
                                                                                           2012   2.973
                                                                                           2011   3.673
                                                                                           2010   2.986
                                                                                           2009   1.779
                                                                                           2008   4.020
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 2009   0.641
                                                                                           2008   1.127
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2017   2.307
                                                                                           2016   2.148
                                                                                           2015   2.073
                                                                                           2014   1.839
                                                                                           2013   1.382
                                                                                           2012   1.227
                                                                                           2011   1.234
                                                                                           2010   1.105
                                                                                           2009   0.935
                                                                                           2008   1.503
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2017   1.249
                                                                                           2016   1.245
                                                                                           2015   1.270
                                                                                           2014   1.126
                                                                                           2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 2014   3.871
                                                                                           2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2017   4.445
                                                                                           2016   4.351
                                                                                           2015   4.559
                                                                                           2014   4.030
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2017   1.602
                                                                                           2016   1.573
                                                                                           2015   1.652
                                                                                           2014   1.399
                                                                                           2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.433



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.298       212,308
                                                                                           1.765       196,257
                                                                                           1.880       208,208
                                                                                           1.864       230,924
                                                                                           1.418       308,692
                                                                                           1.212       335,134
                                                                                           1.342       373,183
                                                                                           1.128       381,485
                                                                                           0.900       394,187
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........... 3.740       167,664
                                                                                           2.932       163,523
                                                                                           2.643       117,305
                                                                                           3.085       118,246
                                                                                           3.317       135,404
                                                                                           3.512       121,243
                                                                                           2.973       118,155
                                                                                           3.673       163,240
                                                                                           2.986       155,305
                                                                                           1.779       138,295
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 0.611            --
                                                                                           0.641       796,158
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2.791       162,038
                                                                                           2.307       161,188
                                                                                           2.148       189,924
                                                                                           2.073       218,378
                                                                                           1.839       241,202
                                                                                           1.382       276,003
                                                                                           1.227       335,282
                                                                                           1.234       388,161
                                                                                           1.105       436,974
                                                                                           0.935       412,186
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.375     2,531,746
                                                                                           1.249     2,155,624
                                                                                           1.245     1,922,454
                                                                                           1.270     1,385,560
                                                                                           1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 4.042            --
                                                                                           3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 5.234     1,187,614
                                                                                           4.445     1,082,050
                                                                                           4.351     1,007,649
                                                                                           4.559       706,102
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.882       524,760
                                                                                           1.602       456,779
                                                                                           1.573       472,233
                                                                                           1.652       323,261
                                                                                           1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.661       219,159

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.340
                                                                                           2015   1.360
                                                                                           2014   1.293
                                                                                           2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.452
                                                                                           2016   1.343
                                                                                           2015   1.364
                                                                                           2014   1.293
                                                                                           2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.396
                                                                                           2016   1.315
                                                                                           2015   1.335
                                                                                           2014   1.268
                                                                                           2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08)........................... 2017   2.684
                                                                                           2016   2.496
                                                                                           2015   2.629
                                                                                           2014   2.805
                                                                                           2013   2.162
                                                                                           2012   1.683
                                                                                           2011   1.972
                                                                                           2010   1.704
                                                                                           2009   1.105
                                                                                           2008   1.771
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)............................... 2017   2.500
                                                                                           2016   2.256
                                                                                           2015   2.306
                                                                                           2014   2.149
                                                                                           2013   1.541
                                                                                           2012   1.311
                                                                                           2011   1.333
                                                                                           2010   1.063
                                                                                           2009   0.798
                                                                                           2008   1.224
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)............................... 2017   2.059
                                                                                           2016   1.586
                                                                                           2015   1.724
                                                                                           2014   1.661
                                                                                           2013   1.256
                                                                                           2012   1.095
                                                                                           2011   1.228
                                                                                           2010   1.036
                                                                                           2009   0.809
                                                                                           2008   1.085
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 2009   1.662
                                                                                           2008   2.241
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................................ 2011   0.689
                                                                                           2010   0.647
                                                                                           2009   0.473
                                                                                           2008   0.902
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)........................... 2017   4.673



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.433       284,030
                                                                                           1.340       483,542
                                                                                           1.360       377,550
                                                                                           1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.748       100,914
                                                                                           1.452       229,452
                                                                                           1.343       292,574
                                                                                           1.364       237,818
                                                                                           1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.564        30,390
                                                                                           1.396        23,518
                                                                                           1.315        18,467
                                                                                           1.335        18,683
                                                                                           1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08)........................... 3.483            --
                                                                                           2.684            --
                                                                                           2.496            --
                                                                                           2.629            --
                                                                                           2.805            --
                                                                                           2.162            --
                                                                                           1.683            --
                                                                                           1.972            --
                                                                                           1.704            --
                                                                                           1.105            --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)............................... 3.115        77,935
                                                                                           2.500        65,217
                                                                                           2.256        58,880
                                                                                           2.306        30,303
                                                                                           2.149         6,791
                                                                                           1.541         2,378
                                                                                           1.311           978
                                                                                           1.333           167
                                                                                           1.063            --
                                                                                           0.798            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)............................... 2.117        68,537
                                                                                           2.059        61,478
                                                                                           1.586        48,383
                                                                                           1.724        31,396
                                                                                           1.661        19,560
                                                                                           1.256        13,741
                                                                                           1.095         6,118
                                                                                           1.228         2,457
                                                                                           1.036            --
                                                                                           0.809            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 1.648            --
                                                                                           1.662     1,402,647
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................................ 0.734            --
                                                                                           0.689           636
                                                                                           0.647           849
                                                                                           0.473            --
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)........................... 5.717            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   4.485       4.673            --
                                                                              2015   4.456       4.485            --
                                                                              2014   4.329       4.456            --
                                                                              2013   3.719       4.329            --
                                                                              2012   3.197       3.719            --
                                                                              2011   3.264       3.197            --
                                                                              2010   2.688       3.264            --
                                                                              2009   1.922       2.688            --
                                                                              2008   3.181       1.922            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   2.838       2.838            --
                                                                              2016   2.747       2.838            --
                                                                              2015   2.822       2.747        19,919
                                                                              2014   2.706       2.822         7,606
                                                                              2013   2.522       2.706         3,394
                                                                              2012   2.246       2.522         6,794
                                                                              2011   2.160       2.246         6,125
                                                                              2010   1.924       2.160        25,786
                                                                              2009   1.414       1.924        22,337
                                                                              2008   1.747       1.414        22,931
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.471       1.870       289,948
                                                                              2016   1.495       1.471       304,285
                                                                              2015   1.535       1.495       464,277
                                                                              2014   1.662       1.535       474,845
                                                                              2013   1.405       1.662       688,149
                                                                              2012   1.214       1.405       835,491
                                                                              2011   1.370       1.214       919,063
                                                                              2010   1.240       1.370       414,854
                                                                              2009   0.950       1.240       567,735
                                                                              2008   1.662       0.950       518,681
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   2.575       2.798            --
                                                                              2012   2.459       2.575       222,135
                                                                              2011   2.612       2.459       226,771
                                                                              2010   2.137       2.612       317,112
                                                                              2009   1.570       2.137       314,630
                                                                              2008   2.470       1.570       335,949
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2017   1.268       1.761            --
                                                                              2016   1.397       1.268         2,699
                                                                              2015   1.483       1.397         2,699
                                                                              2014   1.479       1.483         2,699
                                                                              2013   1.073       1.479         7,753
                                                                              2012   0.990       1.073         6,325
                                                                              2011   1.072       0.990         4,881
                                                                              2010   0.818       1.072        11,229
                                                                              2009   0.524       0.818        13,396
                                                                              2008   0.940       0.524        13,775
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012   0.898       1.011            --
                                                                              2011   0.914       0.898        40,844
                                                                              2010   0.840       0.914        19,688
                                                                              2009   0.588       0.840         3,374
                                                                              2008   1.044       0.588         1,559
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06)................. 2017   1.541       2.096         4,087
                                                                              2016   1.546       1.541         4,087
                                                                              2015   1.496       1.546         4,087
                                                                              2014   1.472       1.496            --
                                                                              2013   1.165       1.472            --
                                                                              2012   0.966       1.165            --
                                                                              2011   1.061       0.966            --
                                                                              2010   0.920       1.061            --
                                                                              2009   0.661       0.920            --
                                                                              2008   1.118       0.661            --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)............ 2017   1.418       1.460     2,081,613

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2016   1.359        1.418    1,566,670
                                                                          2015   1.411        1.359    1,182,973
                                                                          2014   1.378        1.411      810,418
                                                                          2013   1.526        1.378       88,452
                                                                          2012   1.407        1.526       48,917
                                                                          2011   1.273        1.407       38,489
                                                                          2010   1.188        1.273       27,151
                                                                          2009   1.012        1.188          146
                                                                          2008   1.127        1.012           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2017   2.049        2.124      448,763
                                                                          2016   2.013        2.049      409,320
                                                                          2015   2.029        2.013      400,631
                                                                          2014   1.963        2.029      443,329
                                                                          2013   2.017        1.963      623,867
                                                                          2012   1.861        2.017      746,860
                                                                          2011   1.819        1.861      692,215
                                                                          2010   1.695        1.819      986,894
                                                                          2009   1.513        1.695    1,014,204
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).......................... 2017   2.373        2.373           --
                                                                          2016   2.353        2.373           --
                                                                          2015   2.371        2.353      159,524
                                                                          2014   2.150        2.371      165,932
                                                                          2013   1.628        2.150      216,269
                                                                          2012   1.484        1.628      224,371
                                                                          2011   1.568        1.484      268,870
                                                                          2010   1.360        1.568      315,749
                                                                          2009   1.106        1.360      305,700
                                                                          2008   1.660        1.106      285,979
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06).............. 2017   2.732        2.732           --
                                                                          2016   2.659        2.732           --
                                                                          2015   2.715        2.659      117,712
                                                                          2014   2.617        2.715      135,190
                                                                          2013   2.598        2.617      144,065
                                                                          2012   2.346        2.598      204,538
                                                                          2011   2.282        2.346      205,706
                                                                          2010   2.051        2.282      289,517
                                                                          2009   1.553        2.051      343,687
                                                                          2008   1.754        1.553      306,265
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08)......... 2017   9.869       11.450           --
                                                                          2016   8.580        9.869           --
                                                                          2015   8.971        8.580           --
                                                                          2014   7.983        8.971           --
                                                                          2013   6.015        7.983           --
                                                                          2012   5.140        6.015           --
                                                                          2011   5.397        5.140           --
                                                                          2010   4.650        5.397           --
                                                                          2009   3.959        4.650           --
                                                                          2008   5.928        3.959           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2017   2.045        2.375      727,720
                                                                          2016   1.776        2.045      880,760
                                                                          2015   1.855        1.776    1,017,045
                                                                          2014   1.691        1.855      863,161
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)........ 2017   2.087        2.267      137,250
                                                                          2016   1.822        2.087      128,001
                                                                          2015   2.018        1.822      132,669
                                                                          2014   1.855        2.018      126,472
                                                                          2013   1.435        1.855      146,908
                                                                          2012   1.261        1.435      149,033
                                                                          2011   1.320        1.261      264,062
                                                                          2010   1.060        1.320      191,893
                                                                          2009   0.845        1.060      181,879
                                                                          2008   1.277        0.845      127,758
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................ 2017   2.107        2.176      727,347

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   2.060       2.107        522,651
                                                                           2015   2.064       2.060        415,905
                                                                           2014   1.943       2.064        269,302
                                                                           2013   1.974       1.943        148,288
                                                                           2012   1.850       1.974        149,519
                                                                           2011   1.750       1.850        144,927
                                                                           2010   1.628       1.750        247,765
                                                                           2009   1.499       1.628        255,792
                                                                           2008   1.565       1.499        265,936
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.975       2.624      2,934,165
                                                                           2016   1.989       1.975      3,059,241
                                                                           2015   1.887       1.989      3,472,399
                                                                           2014   1.747       1.887      3,768,735
                                                                           2013   1.312       1.747      4,183,212
                                                                           2012   1.156       1.312      4,803,119
                                                                           2011   1.280       1.156      5,248,481
                                                                           2010   1.077       1.280      5,918,628
                                                                           2009   0.851       1.077      6,188,616
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176       2.268             --
                                                                           2008   3.349       2.176             --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.309       1.308             --
                                                                           2016   1.317       1.309             --
                                                                           2015   1.328       1.317             --
                                                                           2014   1.338       1.328             --
                                                                           2013   1.349       1.338             --
                                                                           2012   1.360       1.349             --
                                                                           2011   1.371       1.360             --
                                                                           2010   1.378       1.371             --
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.490       1.581        272,187
                                                                           2016   1.437       1.490        312,365
                                                                           2015   1.457       1.437        298,627
                                                                           2014   1.406       1.457        353,240
                                                                           2013   1.359       1.406        190,581
                                                                           2012   1.255       1.359        182,322
                                                                           2011   1.225       1.255        134,156
                                                                           2010   1.122       1.225        170,454
                                                                           2009   0.939       1.122        219,536
                                                                           2008   1.105       0.939        168,100
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....... 2017   1.545       1.696      1,281,385
                                                                           2016   1.468       1.545      1,441,319
                                                                           2015   1.496       1.468      1,929,530
                                                                           2014   1.437       1.496      1,711,151
                                                                           2013   1.306       1.437      1,860,925
                                                                           2012   1.181       1.306      2,295,330
                                                                           2011   1.178       1.181      2,276,532
                                                                           2010   1.065       1.178      2,646,337
                                                                           2009   0.868       1.065      3,407,282
                                                                           2008   1.116       0.868      2,960,835
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....... 2017   1.571       1.788     10,926,408
                                                                           2016   1.479       1.571     12,125,947
                                                                           2015   1.510       1.479     13,557,797
                                                                           2014   1.449       1.510     13,126,154
                                                                           2013   1.238       1.449     12,788,678
                                                                           2012   1.102       1.238     13,723,391
                                                                           2011   1.126       1.102     14,564,765
                                                                           2010   1.003       1.126     14,648,560
                                                                           2009   0.799       1.003     17,633,812
                                                                           2008   1.129       0.799     21,968,516
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....... 2017   1.576       1.863     10,060,236
                                                                           2016   1.469       1.576     10,594,184
                                                                           2015   1.506       1.469     11,900,735
                                                                           2014   1.443       1.506     11,985,397
                                                                           2013   1.170       1.443     13,714,799
                                                                           2012   1.022       1.170     15,362,093
                                                                           2011   1.071       1.022     16,177,775
                                                                           2010   0.941       1.071     16,565,115
                                                                           2009   0.735       0.941     18,592,958
                                                                           2008   1.141       0.735     20,641,601

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 2017   2.837
                                                                                           2016   2.673
                                                                                           2015   2.627
                                                                                           2014   2.395
                                                                                           2013   2.002
                                                                                           2012   1.796
                                                                                           2011   1.744
                                                                                           2010   1.604
                                                                                           2009   1.378
                                                                                           2008   1.847
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   2.011
                                                                                           2016   1.889
                                                                                           2015   1.859
                                                                                           2014   1.694
                                                                                           2013   1.277
                                                                                           2012   1.141
                                                                                           2011   1.198
                                                                                           2010   1.078
                                                                                           2009   0.824
                                                                                           2008   1.327
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.651
                                                                                           2008   1.098
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.791
                                                                                           2008   1.446
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)...................................... 2013   1.540
                                                                                           2012   1.343
                                                                                           2011   1.444
                                                                                           2010   1.272
                                                                                           2009   1.053
                                                                                           2008   1.612
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.393
                                                                                           2016   2.291
                                                                                           2015   2.247
                                                                                           2014   2.040
                                                                                           2013   1.550
                                                                                           2012   1.410
                                                                                           2011   1.467
                                                                                           2010   1.284
                                                                                           2009   0.867
                                                                                           2008   1.611
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 2017   1.567
                                                                                           2016   1.577
                                                                                           2015   1.435
                                                                                           2014   1.326
                                                                                           2013   0.976
                                                                                           2012   1.010
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2012   0.890
                                                                                           2011   0.895
                                                                                           2010   0.811
                                                                                           2009   0.586
                                                                                           2008   0.879
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2017   2.363
                                                                                           2016   2.327
                                                                                           2015   2.340
                                                                                           2014   2.230
                                                                                           2013   2.301
                                                                                           2012   2.232
                                                                                           2011   2.093
                                                                                           2010   1.990
                                                                                           2009   1.907
                                                                                           2008   1.814
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)......................... 2011   0.998
                                                                                           2010   0.870
                                                                                           2009   0.667
                                                                                           2008   1.129
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07)..................... 2017   1.858



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 3.241       905,726
                                                                                           2.837       918,187
                                                                                           2.673       867,166
                                                                                           2.627       766,359
                                                                                           2.395       781,560
                                                                                           2.002       863,177
                                                                                           1.796       970,067
                                                                                           1.744     1,111,066
                                                                                           1.604     1,294,596
                                                                                           1.378            --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.376     1,849,872
                                                                                           2.011     2,024,362
                                                                                           1.889     2,135,253
                                                                                           1.859     2,371,019
                                                                                           1.694     2,573,273
                                                                                           1.277     2,888,276
                                                                                           1.141     3,131,196
                                                                                           1.198     3,497,472
                                                                                           1.078     3,633,309
                                                                                           0.824     3,950,051
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.646            --
                                                                                           0.651        65,305
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.828            --
                                                                                           0.791     6,253,994
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)...................................... 1.700            --
                                                                                           1.540     1,164,652
                                                                                           1.343     1,193,551
                                                                                           1.444     1,344,022
                                                                                           1.272     1,524,567
                                                                                           1.053     1,716,197
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.971       343,497
                                                                                           2.393       330,859
                                                                                           2.291       349,875
                                                                                           2.247       362,268
                                                                                           2.040       416,381
                                                                                           1.550       485,720
                                                                                           1.410       514,795
                                                                                           1.467       570,859
                                                                                           1.284       595,283
                                                                                           0.867       672,349
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 2.135     2,072,668
                                                                                           1.567     1,803,672
                                                                                           1.577     1,652,159
                                                                                           1.435     1,001,461
                                                                                           1.326       258,442
                                                                                           0.976        93,273
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 1.020            --
                                                                                           0.890        60,536
                                                                                           0.895       127,942
                                                                                           0.811       131,679
                                                                                           0.586       120,787
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2.421     1,323,538
                                                                                           2.363     1,458,344
                                                                                           2.327     1,439,454
                                                                                           2.340     1,589,023
                                                                                           2.230     1,876,784
                                                                                           2.301     2,237,594
                                                                                           2.232     2,438,991
                                                                                           2.093     2,724,405
                                                                                           1.990     3,101,195
                                                                                           1.907     4,013,665
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)......................... 1.085            --
                                                                                           0.998     4,286,903
                                                                                           0.870     4,106,955
                                                                                           0.667     3,721,661
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07)..................... 2.302     1,944,439

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016   1.848       1.858     1,999,202
                                                                                2015   1.883       1.848     1,961,613
                                                                                2014   2.020       1.883     2,022,826
                                                                                2013   1.671       2.020     2,543,216
                                                                                2012   1.423       1.671     2,726,584
                                                                                2011   1.640       1.423     2,946,444
                                                                                2010   1.528       1.640     3,333,900
                                                                                2009   1.197       1.528     3,488,293
                                                                                2008   2.083       1.197     4,020,055
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017   3.473       3.951     1,331,959
                                                                                2016   2.887       3.473     1,415,859
                                                                                2015   3.040       2.887     1,466,856
                                                                                2014   2.917       3.040     1,590,269
                                                                                2013   2.122       2.917     2,162,980
                                                                                2012   1.839       2.122     2,286,375
                                                                                2011   1.933       1.839     2,443,919
                                                                                2010   1.535       1.933     2,789,196
                                                                                2009   1.228       1.535     2,843,543
                                                                                2008   1.861       1.228     3,165,967
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07)........................ 2017   3.841       4.633     4,015,344
                                                                                2016   3.467       3.841     3,875,044
                                                                                2015   3.454       3.467     3,841,124
                                                                                2014   3.070       3.454     3,555,720
                                                                                2013   2.344       3.070     4,187,993
                                                                                2012   2.041       2.344     4,459,599
                                                                                2011   2.020       2.041     4,734,786
                                                                                2010   1.773       2.020     5,232,895
                                                                                2009   1.415       1.773     5,530,262
                                                                                2008   2.268       1.415     4,190,003
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)..................... 2017   2.064       2.198       190,872
                                                                                2016   1.762       2.064       116,682
                                                                                2015   1.893       1.762        58,316
                                                                                2014   1.740       1.893        52,570
                                                                                2013   1.331       1.740        50,695
                                                                                2012   1.177       1.331        86,216
                                                                                2011   1.163       1.177       106,431
                                                                                2010   1.076       1.163        97,332
                                                                                2009   0.977       1.076        94,288
                                                                                2008   1.426       0.977        16,423
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2017   3.435       3.824     1,394,642
                                                                                2016   3.177       3.435     1,415,611
                                                                                2015   3.214       3.177     1,526,460
                                                                                2014   2.988       3.214     1,255,764
                                                                                2013   2.536       2.988     1,022,735
                                                                                2012   2.296       2.536       976,550
                                                                                2011   2.265       2.296     1,125,594
                                                                                2010   2.078       2.265     1,293,733
                                                                                2009   1.770       2.078     1,390,275
                                                                                2008   2.296       1.770     1,515,607
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)......................... 2017   2.612       3.058       779,608
                                                                                2016   2.302       2.612       852,000
                                                                                2015   2.324       2.302       984,039
                                                                                2014   2.114       2.324     1,050,882
                                                                                2013   1.570       2.114     1,171,301
                                                                                2012   1.357       1.570       205,950
                                                                                2011   1.356       1.357       307,425
                                                                                2010   1.227       1.356       294,778
                                                                                2009   1.024       1.227       287,985
                                                                                2008   1.529       1.024       172,127
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)................... 2017   4.124       4.735       145,240
                                                                                2016   3.502       4.124       139,033
                                                                                2015   3.510       3.502       200,335
                                                                                2014   3.538       3.510       187,993
                                                                                2013   2.818       3.538       212,435
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)............. 2017   2.871       3.802       315,676

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.851       2.871       267,245
                                                                                      2015   2.600       2.851       225,415
                                                                                      2014   2.409       2.600       185,531
                                                                                      2013   1.750       2.409       139,936
                                                                                      2012   1.486       1.750        87,398
                                                                                      2011   1.518       1.486        89,051
                                                                                      2010   1.311       1.518        66,274
                                                                                      2009   0.924       1.311        20,101
                                                                                      2008   1.506       0.924            --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2017   3.833       4.660       595,438
                                                                                      2016   3.466       3.833       656,870
                                                                                      2015   3.410       3.466       688,423
                                                                                      2014   3.223       3.410       756,295
                                                                                      2013   2.254       3.223       939,111
                                                                                      2012   1.960       2.254     1,000,932
                                                                                      2011   1.947       1.960     1,110,510
                                                                                      2010   1.458       1.947     1,254,346
                                                                                      2009   1.060       1.458     1,323,051
                                                                                      2008   1.604       1.060     1,364,872
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)......... 2017   2.180       2.208     1,052,482
                                                                                      2016   2.167       2.180       924,521
                                                                                      2015   2.168       2.167       729,658
                                                                                      2014   2.123       2.168       548,906
                                                                                      2013   2.153       2.123       207,469
                                                                                      2012   2.096       2.153       254,957
                                                                                      2011   2.000       2.096       268,509
                                                                                      2010   1.902       2.000       342,855
                                                                                      2009   1.835       1.902       431,768
                                                                                      2008   1.854       1.835       517,198
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.388       1.332            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.691       1.601            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2017   2.779       3.352       572,471
                                                                                      2016   2.601       2.779       550,225
                                                                                      2015   2.611       2.601       553,711
                                                                                      2014   2.357       2.611       510,921
                                                                                      2013   1.814       2.357       745,118
                                                                                      2012   1.575       1.814       873,350
                                                                                      2011   1.633       1.575       979,830
                                                                                      2010   1.408       1.633     1,034,999
                                                                                      2009   1.048       1.408     1,169,601
                                                                                      2008   1.842       1.048     1,169,357
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2017   2.282       2.796        13,751
                                                                                      2016   2.241       2.282        13,751
                                                                                      2015   2.236       2.241        39,899
                                                                                      2014   2.037       2.236        39,899
                                                                                      2013   1.485       2.037        38,801
                                                                                      2012   1.225       1.485        31,972
                                                                                      2011   1.270       1.225        26,834
                                                                                      2010   1.085       1.270        40,243
                                                                                      2009   0.805       1.085        39,370
                                                                                      2008   1.384       0.805        43,976
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2017   3.495       3.914         1,424
                                                                                      2016   2.985       3.495         1,424
                                                                                      2015   3.133       2.985         1,424
                                                                                      2014   2.905       3.133            --
                                                                                      2013   2.285       2.905            --
                                                                                      2012   1.964       2.285            --
                                                                                      2011   1.960       1.964            --
                                                                                      2010   1.716       1.960            --
                                                                                      2009   1.329       1.716            --
                                                                                      2008   2.335       1.329            --
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.175       2.001            --
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2017   2.107       2.235            --

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.853       2.107            --
                                                                                  2015   1.939       1.853            --
                                                                                  2014   1.932       1.939            --
                                                                                  2013   1.838       1.932            --
                                                                                  2012   1.622       1.838            --
                                                                                  2011   1.572       1.622            --
                                                                                  2010   1.392       1.572            --
                                                                                  2009   0.975       1.392            --
                                                                                  2008   1.310       0.975            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2017   3.818       4.566     2,576,132
                                                                                  2016   3.439       3.818     2,292,552
                                                                                  2015   3.524       3.439     1,997,561
                                                                                  2014   3.350       3.524     1,412,479
                                                                                  2013   2.486       3.350       792,885
                                                                                  2012   2.187       2.486       673,835
                                                                                  2011   2.473       2.187       824,587
                                                                                  2010   1.939       2.473       926,233
                                                                                  2009   1.399       1.939       868,005
                                                                                  2008   2.334       1.399       778,711
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2017   1.845       2.570       103,914
                                                                                  2016   1.584       1.845        83,836
                                                                                  2015   1.986       1.584        76,776
                                                                                  2014   2.185       1.986        62,998
                                                                                  2013   2.223       2.185        49,596
                                                                                  2012   1.980       2.223        46,457
                                                                                  2011   2.372       1.980        40,539
                                                                                  2010   2.034       2.372        34,292
                                                                                  2009   1.188       2.034        15,493
                                                                                  2008   2.532       1.188        13,032
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.663       1.926        98,210
                                                                                  2016   1.564       1.663        94,069
                                                                                  2015   1.686       1.564        46,778
                                                                                  2014   1.913       1.686        36,844
                                                                                  2013   1.568       1.913        57,348
                                                                                  2012   1.337       1.568       100,488
                                                                                  2011   1.508       1.337        90,811
                                                                                  2010   1.402       1.508        95,027
                                                                                  2009   1.032       1.402       111,986
                                                                                  2008   1.744       1.032        41,486
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2017   2.494       3.145       155,123
                                                                                  2016   2.243       2.494       162,255
                                                                                  2015   2.179       2.243       139,437
                                                                                  2014   1.957       2.179       115,764
                                                                                  2013   1.494       1.957       178,610
                                                                                  2012   1.287       1.494       113,604
                                                                                  2011   1.319       1.287       117,567
                                                                                  2010   1.060       1.319       144,776
                                                                                  2009   0.740       1.060       126,535
                                                                                  2008   1.328       0.740        96,775
 Janus Henderson Global Research Subaccount (Service Shares) (5/01).............. 2017   1.198       1.506        26,963
                                                                                  2016   1.186       1.198        26,963
                                                                                  2015   1.227       1.186        38,545
                                                                                  2014   1.154       1.227        38,135
                                                                                  2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.230       2.573       415,736

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.221
                                                                                           2015   2.279
                                                                                           2014   1.908
                                                                                           2013   1.301
                                                                                           2012   1.105
                                                                                           2011   1.087
                                                                                           2010   0.877
                                                                                           2009   0.657
                                                                                           2008   1.111
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................... 2014   1.675
                                                                                           2013   1.278
                                                                                           2012   1.120
                                                                                           2011   1.204
                                                                                           2010   1.041
                                                                                           2009   0.811
                                                                                           2008   1.289
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)................ 2017   2.457
                                                                                           2016   2.154
                                                                                           2015   2.269
                                                                                           2014   2.013
                                                                                           2013   1.612
                                                                                           2012   1.422
                                                                                           2011   1.329
                                                                                           2010   1.193
                                                                                           2009   0.979
                                                                                           2008   1.518
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 2017   3.397
                                                                                           2016   3.188
                                                                                           2015   2.927
                                                                                           2014   2.589
                                                                                           2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2017   3.299
                                                                                           2016   2.943
                                                                                           2015   3.054
                                                                                           2014   2.756
                                                                                           2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2017   2.499
                                                                                           2016   2.381
                                                                                           2015   2.509
                                                                                           2014   2.431
                                                                                           2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2017   2.607



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.230       574,035
                                                                                           2.221       705,331
                                                                                           2.279       666,380
                                                                                           1.908       798,330
                                                                                           1.301       818,588
                                                                                           1.105       900,024
                                                                                           1.087     1,110,105
                                                                                           0.877     1,203,747
                                                                                           0.657     1,460,329
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................... 1.688            --
                                                                                           1.675       946,918
                                                                                           1.278       997,587
                                                                                           1.120     1,014,699
                                                                                           1.204     1,134,861
                                                                                           1.041     1,279,307
                                                                                           0.811     1,554,778
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)................ 2.905        54,320
                                                                                           2.457        75,631
                                                                                           2.154        80,751
                                                                                           2.269        94,436
                                                                                           2.013        52,484
                                                                                           1.612        61,448
                                                                                           1.422        57,718
                                                                                           1.329        87,789
                                                                                           1.193       111,247
                                                                                           0.979        35,053
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)................. 4.238       655,225
                                                                                           3.397       626,125
                                                                                           3.188       641,175
                                                                                           2.927       656,217
                                                                                           2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.758       254,956
                                                                                           3.299       307,758
                                                                                           2.943       315,224
                                                                                           3.054       374,090
                                                                                           2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 3.080        88,827
                                                                                           2.499        89,659
                                                                                           2.381       110,129
                                                                                           2.509        94,379
                                                                                           2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.735       102,475

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2016   2.514       2.607        97,577
                                                                               2015   2.504       2.514        92,729
                                                                               2014   2.532       2.504        93,121
                                                                               2013   2.337       2.532       100,217
                                                                               2012   1.999       2.337       106,077
                                                                               2011   1.968       1.999       110,910
                                                                               2010   1.701       1.968       126,578
                                                                               2009   1.072       1.701       296,572
                                                                               2008   1.543       1.072       178,560
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.045       1.035            --
                                                                               2010   0.965       1.045        43,466
                                                                               2009   0.828       0.965        59,069
                                                                               2008   1.059       0.828            --
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)................ 2010   1.382       1.378            --
                                                                               2009   1.390       1.382       126,643
                                                                               2008   1.365       1.390        84,653
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).............. 2009   1.456       1.509            --
                                                                               2008   1.401       1.456       950,329
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)...................... 2008   1.013       0.942            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)................ 2017   2.863       3.316       339,810
                                                                               2016   2.717       2.863       342,022
                                                                               2015   2.786       2.717       348,538
                                                                               2014   2.569       2.786       324,651
                                                                               2013   2.182       2.569       261,427
                                                                               2012   1.987       2.182       310,965
                                                                               2011   2.003       1.987       357,833
                                                                               2010   1.800       2.003       401,515
                                                                               2009   1.477       1.800       470,872
                                                                               2008   1.991       1.477       486,894
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)....................... 2009   0.584       0.600            --
                                                                               2008   1.034       0.584         7,274





                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........ 2008   0.908       0.868           --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............. 2017   2.426       3.159       14,653
                                                                       2016   2.434       2.426        1,394
                                                                       2015   2.298       2.434           --
                                                                       2014   2.267       2.298           --
                                                                       2013   1.772       2.267           --
                                                                       2012   1.459       1.772        3,206
                                                                       2011   1.617       1.459        2,570
                                                                       2010   1.461       1.617        1,062
                                                                       2009   1.036       1.461          431
                                                                       2008   1.634       1.036           --
 American Funds Growth Subaccount (Class 2) (4/08).................... 2017   2.418       3.072       21,195

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   2.229       2.418        18,384
                                                                                       2015   2.106       2.229        18,384
                                                                                       2014   1.959       2.106        18,384
                                                                                       2013   1.520       1.959        18,384
                                                                                       2012   1.302       1.520        25,062
                                                                                       2011   1.373       1.302        23,114
                                                                                       2010   1.168       1.373        16,763
                                                                                       2009   0.846       1.168         3,556
                                                                                       2008   1.458       0.846            --
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................. 2017   2.164       2.624         3,399
                                                                                       2016   1.959       2.164         3,399
                                                                                       2015   1.950       1.959            87
                                                                                       2014   1.779       1.950            87
                                                                                       2013   1.345       1.779         4,592
                                                                                       2012   1.156       1.345         8,158
                                                                                       2011   1.189       1.156         7,197
                                                                                       2010   1.077       1.189        16,430
                                                                                       2009   0.829       1.077         7,960
                                                                                       2008   1.290       0.829            --
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.526       2.439            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07)............................... 2017   2.705       2.898        25,103
                                                                                       2016   2.387       2.705        25,105
                                                                                       2015   2.501       2.387        26,618
                                                                                       2014   2.439       2.501        30,997
                                                                                       2013   2.240       2.439        39,281
                                                                                       2012   1.934       2.240        64,669
                                                                                       2011   1.903       1.934        67,242
                                                                                       2010   1.653       1.903        66,223
                                                                                       2009   1.132       1.653        60,511
                                                                                       2008   1.507       1.132        62,334
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.491       1.816       126,819
                                                                                       2016   1.381       1.491       158,897
                                                                                       2015   1.423       1.381       162,088
                                                                                       2014   1.367       1.423       162,446
                                                                                       2013   1.066       1.367       165,997
                                                                                       2012   0.922       1.066       192,328
                                                                                       2011   1.073       0.922       191,702
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)........................ 2017   2.254       2.494            --
                                                                                       2016   1.734       2.254            --
                                                                                       2015   1.851       1.734            --
                                                                                       2014   1.837       1.851            --
                                                                                       2013   1.400       1.837            --
                                                                                       2012   1.198       1.400         5,879
                                                                                       2011   1.329       1.198         5,040
                                                                                       2010   1.119       1.329         4,814
                                                                                       2009   0.893       1.119         6,774
                                                                                       2008   1.285       0.893         8,732
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.853       3.634         3,953
                                                                                       2016   2.575       2.853         3,798
                                                                                       2015   3.011       2.575         3,798
                                                                                       2014   3.242       3.011         3,798
                                                                                       2013   3.438       3.242         4,543
                                                                                       2012   2.914       3.438        34,464
                                                                                       2011   3.607       2.914        43,278
                                                                                       2010   2.936       3.607        56,484
                                                                                       2009   1.752       2.936        30,634
                                                                                       2008   3.965       1.752        41,236
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.634       0.604            --
                                                                                       2008   1.116       0.634         4,618
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.245       2.712         1,984

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.093
                                                                                           2015   2.023
                                                                                           2014   1.797
                                                                                           2013   1.352
                                                                                           2012   1.203
                                                                                           2011   1.212
                                                                                           2010   1.087
                                                                                           2009   0.920
                                                                                           2008   1.482
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2017   1.229
                                                                                           2016   1.227
                                                                                           2015   1.254
                                                                                           2014   1.114
                                                                                           2013   1.083
                                                                                           2012   0.866
                                                                                           2011   0.923
                                                                                           2010   0.801
                                                                                           2009   0.599
                                                                                           2008   1.034
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 2014   3.772
                                                                                           2013   2.950
                                                                                           2012   2.424
                                                                                           2011   2.641
                                                                                           2010   2.431
                                                                                           2009   1.714
                                                                                           2008   2.975
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2017   4.312
                                                                                           2016   4.227
                                                                                           2015   4.436
                                                                                           2014   3.925
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2017   1.565
                                                                                           2016   1.538
                                                                                           2015   1.618
                                                                                           2014   1.372
                                                                                           2013   0.950
                                                                                           2012   0.809
                                                                                           2011   0.790
                                                                                           2010   0.644
                                                                                           2009   0.489
                                                                                           2008   0.774
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.415
                                                                                           2016   1.325
                                                                                           2015   1.347
                                                                                           2014   1.282
                                                                                           2013   1.092
                                                                                           2012   0.971
                                                                                           2011   1.002
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.433
                                                                                           2016   1.328
                                                                                           2015   1.351
                                                                                           2014   1.282
                                                                                           2013   1.034
                                                                                           2012   0.899
                                                                                           2011   0.953
                                                                                           2010   0.848
                                                                                           2009   0.638
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.378



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.245         1,167
                                                                                           2.093         2,922
                                                                                           2.023         2,922
                                                                                           1.797         2,922
                                                                                           1.352        12,830
                                                                                           1.203        21,167
                                                                                           1.212        21,330
                                                                                           1.087        19,647
                                                                                           0.920        19,793
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.351        46,284
                                                                                           1.229        47,094
                                                                                           1.227        49,075
                                                                                           1.254        49,075
                                                                                           1.114        85,036
                                                                                           1.083       140,433
                                                                                           0.866       151,360
                                                                                           0.923       127,913
                                                                                           0.801       105,905
                                                                                           0.599        81,505
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 3.937            --
                                                                                           3.772       666,720
                                                                                           2.950       829,919
                                                                                           2.424       938,090
                                                                                           2.641       981,682
                                                                                           2.431     1,056,285
                                                                                           1.714     1,170,928
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 5.070       543,015
                                                                                           4.312       568,861
                                                                                           4.227       623,285
                                                                                           4.436       642,002
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.835        15,170
                                                                                           1.565        15,170
                                                                                           1.538        15,170
                                                                                           1.618        15,170
                                                                                           1.372         3,453
                                                                                           0.950        13,152
                                                                                           0.809        13,250
                                                                                           0.790            --
                                                                                           0.644            --
                                                                                           0.489            --
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.637        23,991
                                                                                           1.415        26,277
                                                                                           1.325        24,957
                                                                                           1.347            --
                                                                                           1.282            --
                                                                                           1.092         2,194
                                                                                           0.971         1,970
                                                                                           1.002         1,609
                                                                                           0.902         1,353
                                                                                           0.704            --
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.723         4,425
                                                                                           1.433         4,425
                                                                                           1.328         4,425
                                                                                           1.351         4,425
                                                                                           1.282         4,425
                                                                                           1.034        18,438
                                                                                           0.899        35,660
                                                                                           0.953        29,654
                                                                                           0.848        25,958
                                                                                           0.638        16,820
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.542        10,643

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   1.300       1.378        10,296
                                                                              2015   1.322       1.300        10,296
                                                                              2014   1.258       1.322        10,296
                                                                              2013   1.118       1.258        10,296
                                                                              2012   1.019       1.118       180,497
                                                                              2011   1.026       1.019        22,838
                                                                              2010   0.943       1.026        13,247
                                                                              2009   0.771       0.943         9,201
                                                                              2008   1.002       0.771            --
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08).............. 2017   2.625       3.400        17,754
                                                                              2016   2.444       2.625        15,984
                                                                              2015   2.578       2.444        15,581
                                                                              2014   2.755       2.578        15,236
                                                                              2013   2.126       2.755        17,258
                                                                              2012   1.658       2.126        18,222
                                                                              2011   1.946       1.658        18,791
                                                                              2010   1.684       1.946        14,371
                                                                              2009   1.093       1.684            --
                                                                              2008   1.754       1.093            --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08).................. 2017   2.457       3.057         1,783
                                                                              2016   2.220       2.457           616
                                                                              2015   2.274       2.220           616
                                                                              2014   2.122       2.274         4,153
                                                                              2013   1.524       2.122         4,153
                                                                              2012   1.299       1.524         3,570
                                                                              2011   1.322       1.299         3,537
                                                                              2010   1.055       1.322         3,537
                                                                              2009   0.794       1.055         1,106
                                                                              2008   1.219       0.794         1,106
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08).................. 2017   2.026       2.080        14,435
                                                                              2016   1.563       2.026        15,443
                                                                              2015   1.702       1.563        15,443
                                                                              2014   1.641       1.702        15,443
                                                                              2013   1.244       1.641        35,767
                                                                              2012   1.086       1.244        39,054
                                                                              2011   1.219       1.086        55,644
                                                                              2010   1.030       1.219        46,202
                                                                              2009   0.805       1.030        34,135
                                                                              2008   1.082       0.805        15,614
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009   1.632       1.617            --
                                                                              2008   2.203       1.632       308,422
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................... 2011   0.683       0.728            --
                                                                              2010   0.643       0.683        14,859
                                                                              2009   0.470       0.643         1,576
                                                                              2008   0.898       0.470            --
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07).............. 2017   4.533       5.538        42,447
                                                                              2016   4.358       4.533        42,461
                                                                              2015   4.336       4.358        61,184
                                                                              2014   4.218       4.336        64,870
                                                                              2013   3.629       4.218        72,366
                                                                              2012   3.125       3.629       148,703
                                                                              2011   3.195       3.125       245,229
                                                                              2010   2.635       3.195       223,531
                                                                              2009   1.887       2.635       227,773
                                                                              2008   3.128       1.887       231,911
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017   2.768       2.768            --
                                                                              2016   2.681       2.768            --
                                                                              2015   2.758       2.681         1,724
                                                                              2014   2.649       2.758         2,980
                                                                              2013   2.472       2.649         2,980
                                                                              2012   2.205       2.472         9,897
                                                                              2011   2.123       2.205        11,981
                                                                              2010   1.894       2.123        11,472
                                                                              2009   1.395       1.894        11,987
                                                                              2008   1.725       1.395        14,949
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.436       1.823        75,653

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.463       1.436        75,653
                                                                           2015   1.503       1.463        81,089
                                                                           2014   1.631       1.503        88,183
                                                                           2013   1.381       1.631        94,220
                                                                           2012   1.195       1.381       130,922
                                                                           2011   1.351       1.195       128,809
                                                                           2010   1.224       1.351        14,240
                                                                           2009   0.939       1.224        21,186
                                                                           2008   1.645       0.939        15,152
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.521       2.738            --
                                                                           2012   2.410       2.521        43,370
                                                                           2011   2.565       2.410        46,725
                                                                           2010   2.101       2.565        46,353
                                                                           2009   1.546       2.101        43,297
                                                                           2008   2.435       1.546        39,544
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2017   1.239       1.717            --
                                                                           2016   1.366       1.239            --
                                                                           2015   1.452       1.366            --
                                                                           2014   1.452       1.452            --
                                                                           2013   1.054       1.452            --
                                                                           2012   0.974       1.054         8,068
                                                                           2011   1.056       0.974         4,708
                                                                           2010   0.807       1.056         2,579
                                                                           2009   0.518       0.807         2,473
                                                                           2008   0.930       0.518         1,233
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)....... 2012   0.883       0.994            --
                                                                           2011   0.900       0.883     2,223,159
                                                                           2010   0.829       0.900     2,320,012
                                                                           2009   0.581       0.829     2,587,112
                                                                           2008   1.032       0.581     2,864,263
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06).............. 2017   1.516       2.060       745,648
                                                                           2016   1.523       1.516       802,050
                                                                           2015   1.476       1.523       887,419
                                                                           2014   1.455       1.476       907,788
                                                                           2013   1.153       1.455       936,790
                                                                           2012   0.958       1.153     1,158,227
                                                                           2011   1.054       0.958     1,263,293
                                                                           2010   0.915       1.054     1,330,900
                                                                           2009   0.659       0.915     1,554,458
                                                                           2008   1.115       0.659     1,805,472
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)......... 2017   1.394       1.433        44,838
                                                                           2016   1.338       1.394        47,849
                                                                           2015   1.391       1.338        45,620
                                                                           2014   1.361       1.391        53,060
                                                                           2013   1.510       1.361        65,498
                                                                           2012   1.394       1.510       110,666
                                                                           2011   1.263       1.394       121,981
                                                                           2010   1.180       1.263       104,954
                                                                           2009   1.007       1.180        73,726
                                                                           2008   1.122       1.007        33,072
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................... 2017   2.002       2.072        32,980
                                                                           2016   1.969       2.002        35,762
                                                                           2015   1.988       1.969        35,750
                                                                           2014   1.926       1.988        34,858
                                                                           2013   1.983       1.926        65,941
                                                                           2012   1.832       1.983       206,468
                                                                           2011   1.792       1.832       163,487
                                                                           2010   1.673       1.792       150,555
                                                                           2009   1.495       1.673        83,978
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2017   2.305       2.305            --
                                                                           2016   2.286       2.305            --
                                                                           2015   2.307       2.286        29,457
                                                                           2014   2.095       2.307        29,111
                                                                           2013   1.589       2.095        31,368
                                                                           2012   1.451       1.589        41,956
                                                                           2011   1.535       1.451        43,154
                                                                           2010   1.333       1.535        43,522
                                                                           2009   1.086       1.333        44,124
                                                                           2008   1.633       1.086        51,967

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2017   2.653        2.653           --
                                                                           2016   2.583        2.653           --
                                                                           2015   2.642        2.583       11,360
                                                                           2014   2.550        2.642       12,022
                                                                           2013   2.535        2.550       12,708
                                                                           2012   2.293        2.535       27,460
                                                                           2011   2.234        2.293       27,681
                                                                           2010   2.010        2.234       28,819
                                                                           2009   1.525        2.010       26,619
                                                                           2008   1.725        1.525       24,688
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   9.477       10.978          388
                                                                           2016   8.251        9.477          388
                                                                           2015   8.640        8.251          105
                                                                           2014   7.700        8.640           --
                                                                           2013   5.811        7.700           --
                                                                           2012   4.973        5.811          723
                                                                           2011   5.230        4.973          455
                                                                           2010   4.512        5.230          179
                                                                           2009   3.847        4.512           --
                                                                           2008   5.767        3.847           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.997        2.316           --
                                                                           2016   1.737        1.997           --
                                                                           2015   1.817        1.737           --
                                                                           2014   1.658        1.817           --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)......... 2017   2.048        2.221       16,349
                                                                           2016   1.790        2.048       17,339
                                                                           2015   1.986        1.790       17,339
                                                                           2014   1.828        1.986       17,339
                                                                           2013   1.416        1.828       38,795
                                                                           2012   1.247        1.416       38,002
                                                                           2011   1.307        1.247       37,553
                                                                           2010   1.051        1.307       33,884
                                                                           2009   0.839        1.051       21,891
                                                                           2008   1.269        0.839           --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   2.047        2.111        1,518
                                                                           2016   2.004        2.047        2,087
                                                                           2015   2.011        2.004        2,087
                                                                           2014   1.896        2.011        8,272
                                                                           2013   1.929        1.896        2,087
                                                                           2012   1.811        1.929       35,627
                                                                           2011   1.715        1.811       31,444
                                                                           2010   1.599        1.715       44,528
                                                                           2009   1.474        1.599       98,080
                                                                           2008   1.541        1.474      132,541
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.918        2.545      120,263
                                                                           2016   1.935        1.918      120,282
                                                                           2015   1.838        1.935      127,689
                                                                           2014   1.704        1.838      143,566
                                                                           2013   1.282        1.704      148,163
                                                                           2012   1.131        1.282      268,096
                                                                           2011   1.254        1.131      343,116
                                                                           2010   1.057        1.254      378,795
                                                                           2009   0.836        1.057      395,971
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.130        2.219           --
                                                                           2008   3.282        2.130           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.270        1.267       87,396
                                                                           2016   1.280        1.270      140,057
                                                                           2015   1.292        1.280      104,410
                                                                           2014   1.304        1.292       58,730
                                                                           2013   1.317        1.304       82,054
                                                                           2012   1.329        1.317      416,830
                                                                           2011   1.342        1.329      355,483
                                                                           2010   1.350        1.342      336,911
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.466        1.553          665

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.416
                                                                                           2015   1.438
                                                                                           2014   1.390
                                                                                           2013   1.345
                                                                                           2012   1.244
                                                                                           2011   1.216
                                                                                           2010   1.116
                                                                                           2009   0.935
                                                                                           2008   1.102
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....................... 2017   1.520
                                                                                           2016   1.446
                                                                                           2015   1.476
                                                                                           2014   1.420
                                                                                           2013   1.293
                                                                                           2012   1.171
                                                                                           2011   1.170
                                                                                           2010   1.059
                                                                                           2009   0.864
                                                                                           2008   1.113
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....................... 2017   1.546
                                                                                           2016   1.457
                                                                                           2015   1.490
                                                                                           2014   1.432
                                                                                           2013   1.225
                                                                                           2012   1.092
                                                                                           2011   1.118
                                                                                           2010   0.997
                                                                                           2009   0.796
                                                                                           2008   1.125
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 2017   1.550
                                                                                           2016   1.447
                                                                                           2015   1.486
                                                                                           2014   1.426
                                                                                           2013   1.158
                                                                                           2012   1.013
                                                                                           2011   1.063
                                                                                           2010   0.935
                                                                                           2009   0.732
                                                                                           2008   1.138
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 2017   2.753
                                                                                           2016   2.597
                                                                                           2015   2.556
                                                                                           2014   2.334
                                                                                           2013   1.954
                                                                                           2012   1.756
                                                                                           2011   1.707
                                                                                           2010   1.572
                                                                                           2009   1.353
                                                                                           2008   1.816
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.956
                                                                                           2016   1.840
                                                                                           2015   1.814
                                                                                           2014   1.655
                                                                                           2013   1.250
                                                                                           2012   1.118
                                                                                           2011   1.176
                                                                                           2010   1.060
                                                                                           2009   0.811
                                                                                           2008   1.308
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.649
                                                                                           2008   1.096
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.778
                                                                                           2008   1.423
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)...................................... 2013   1.505



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.466            --
                                                                                           1.416            --
                                                                                           1.438            --
                                                                                           1.390            --
                                                                                           1.345           538
                                                                                           1.244           166
                                                                                           1.216           122
                                                                                           1.116            73
                                                                                           0.935            17
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....................... 1.666        26,522
                                                                                           1.520        26,662
                                                                                           1.446        30,876
                                                                                           1.476        48,115
                                                                                           1.420        68,673
                                                                                           1.293        85,202
                                                                                           1.171        78,809
                                                                                           1.170        78,789
                                                                                           1.059        82,019
                                                                                           0.864        85,345
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....................... 1.757       931,918
                                                                                           1.546       947,386
                                                                                           1.457       982,561
                                                                                           1.490     1,021,603
                                                                                           1.432     1,066,272
                                                                                           1.225     1,213,664
                                                                                           1.092     1,316,827
                                                                                           1.118     1,438,370
                                                                                           0.997     1,549,785
                                                                                           0.796     1,732,829
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 1.830     1,325,008
                                                                                           1.550     1,396,358
                                                                                           1.447     1,494,487
                                                                                           1.486     1,527,651
                                                                                           1.426     1,565,886
                                                                                           1.158     1,664,717
                                                                                           1.013     1,765,459
                                                                                           1.063     1,945,730
                                                                                           0.935     2,049,095
                                                                                           0.732     2,134,180
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 3.139       239,260
                                                                                           2.753       248,887
                                                                                           2.597       281,028
                                                                                           2.556       299,413
                                                                                           2.334       314,901
                                                                                           1.954       375,447
                                                                                           1.756       400,644
                                                                                           1.707       413,597
                                                                                           1.572       569,347
                                                                                           1.353       211,775
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.307        28,021
                                                                                           1.956        28,023
                                                                                           1.840         5,202
                                                                                           1.814         5,841
                                                                                           1.655         7,477
                                                                                           1.250        13,866
                                                                                           1.118        11,964
                                                                                           1.176        37,003
                                                                                           1.060        34,179
                                                                                           0.811        31,070
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.643            --
                                                                                           0.649         8,660
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.814            --
                                                                                           0.778       385,687
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)...................................... 1.660            --

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2012   1.314       1.505            --
                                                                                2011   1.415       1.314            --
                                                                                2010   1.248       1.415            --
                                                                                2009   1.035       1.248            --
                                                                                2008   1.586       1.035            --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).................... 2017   2.329       2.887        24,820
                                                                                2016   2.233       2.329        27,698
                                                                                2015   2.193       2.233        29,843
                                                                                2014   1.994       2.193        35,288
                                                                                2013   1.518       1.994        35,828
                                                                                2012   1.382       1.518        70,905
                                                                                2011   1.440       1.382        73,221
                                                                                2010   1.262       1.440        81,693
                                                                                2009   0.854       1.262        95,033
                                                                                2008   1.589       0.854        92,455
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................ 2017   1.530       2.081     1,174,324
                                                                                2016   1.542       1.530     1,200,136
                                                                                2015   1.405       1.542     1,375,304
                                                                                2014   1.301       1.405     1,385,670
                                                                                2013   0.959       1.301     1,455,802
                                                                                2012   0.990       0.959     1,976,009
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................ 2012   0.876       1.002            --
                                                                                2011   0.882       0.876        39,364
                                                                                2010   0.800       0.882        40,206
                                                                                2009   0.579       0.800        42,011
                                                                                2008   0.870       0.579         8,983
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07).............. 2017   2.293       2.345       100,019
                                                                                2016   2.261       2.293       110,061
                                                                                2015   2.277       2.261       126,816
                                                                                2014   2.173       2.277       135,525
                                                                                2013   2.246       2.173       152,068
                                                                                2012   2.182       2.246       174,755
                                                                                2011   2.049       2.182       198,142
                                                                                2010   1.951       2.049       201,885
                                                                                2009   1.873       1.951       230,865
                                                                                2008   1.784       1.873       276,106
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06).............. 2011   0.991       1.076            --
                                                                                2010   0.865       0.991       192,385
                                                                                2009   0.664       0.865       191,992
                                                                                2008   1.126       0.664       190,201
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017   1.802       2.230        94,256
                                                                                2016   1.795       1.802        98,433
                                                                                2015   1.833       1.795       132,599
                                                                                2014   1.968       1.833       137,192
                                                                                2013   1.630       1.968       141,031
                                                                                2012   1.391       1.630       158,603
                                                                                2011   1.605       1.391       201,141
                                                                                2010   1.498       1.605       202,270
                                                                                2009   1.175       1.498       201,555
                                                                                2008   2.048       1.175       205,780
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017   3.369       3.827       276,090
                                                                                2016   2.805       3.369       280,865
                                                                                2015   2.958       2.805       303,043
                                                                                2014   2.843       2.958       314,040
                                                                                2013   2.071       2.843       342,985
                                                                                2012   1.797       2.071       381,216
                                                                                2011   1.892       1.797       400,547
                                                                                2010   1.505       1.892       408,606
                                                                                2009   1.206       1.505       444,461
                                                                                2008   1.830       1.206       501,174
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07)........................ 2017   3.726       4.487       551,429

                                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   3.368       3.726       596,212
                                                                                    2015   3.360       3.368       700,858
                                                                                    2014   2.992       3.360       732,360
                                                                                    2013   2.287       2.992       756,703
                                                                                    2012   1.995       2.287     1,009,317
                                                                                    2011   1.977       1.995     1,092,450
                                                                                    2010   1.738       1.977     1,177,222
                                                                                    2009   1.390       1.738     1,247,086
                                                                                    2008   2.230       1.390     1,370,933
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)......................... 2017   2.019       2.147            --
                                                                                    2016   1.726       2.019            --
                                                                                    2015   1.857       1.726            --
                                                                                    2014   1.709       1.857            --
                                                                                    2013   1.310       1.709            --
                                                                                    2012   1.160       1.310        21,013
                                                                                    2011   1.148       1.160        16,864
                                                                                    2010   1.064       1.148        12,521
                                                                                    2009   0.967       1.064        10,704
                                                                                    2008   1.413       0.967         9,568
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2017   3.332       3.704        23,470
                                                                                    2016   3.087       3.332        23,470
                                                                                    2015   3.127       3.087        24,095
                                                                                    2014   2.912       3.127        23,472
                                                                                    2013   2.475       2.912        23,722
                                                                                    2012   2.244       2.475        52,771
                                                                                    2011   2.217       2.244        47,753
                                                                                    2010   2.037       2.217        45,172
                                                                                    2009   1.737       2.037        65,430
                                                                                    2008   2.258       1.737        64,134
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.563       2.996        34,988
                                                                                    2016   2.262       2.563        37,926
                                                                                    2015   2.287       2.262        37,926
                                                                                    2014   2.084       2.287        42,309
                                                                                    2013   1.550       2.084        64,777
                                                                                    2012   1.341       1.550        81,153
                                                                                    2011   1.343       1.341        81,153
                                                                                    2010   1.216       1.343        78,722
                                                                                    2009   1.016       1.216        42,425
                                                                                    2008   1.521       1.016            --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   4.012       4.600        11,403
                                                                                    2016   3.413       4.012        11,416
                                                                                    2015   3.425       3.413        11,430
                                                                                    2014   3.458       3.425        13,727
                                                                                    2013   2.757       3.458        15,810
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2017   2.794       3.694         1,316
                                                                                    2016   2.778       2.794         4,191
                                                                                    2015   2.538       2.778         4,191
                                                                                    2014   2.354       2.538         6,269
                                                                                    2013   1.713       2.354         4,256
                                                                                    2012   1.457       1.713         7,313
                                                                                    2011   1.491       1.457         6,259
                                                                                    2010   1.289       1.491         5,114
                                                                                    2009   0.910       1.289         4,252
                                                                                    2008   1.485       0.910            --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   3.730       4.527        38,467
                                                                                    2016   3.377       3.730        48,504
                                                                                    2015   3.328       3.377        68,151
                                                                                    2014   3.150       3.328        68,948
                                                                                    2013   2.206       3.150        69,345
                                                                                    2012   1.921       2.206        83,116
                                                                                    2011   1.912       1.921        86,919
                                                                                    2010   1.433       1.912       107,762
                                                                                    2009   1.044       1.433       109,943
                                                                                    2008   1.581       1.044       108,746
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   2.115       2.139        51,708

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.105       2.115        51,708
                                                                                      2015   2.110       2.105        51,708
                                                                                      2014   2.069       2.110        51,802
                                                                                      2013   2.101       2.069        54,525
                                                                                      2012   2.049       2.101        86,034
                                                                                      2011   1.957       2.049        88,960
                                                                                      2010   1.865       1.957        88,089
                                                                                      2009   1.802       1.865       142,395
                                                                                      2008   1.823       1.802       140,117
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.369       1.313            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.668       1.578            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2017   2.715       3.270            --
                                                                                      2016   2.544       2.715            --
                                                                                      2015   2.558       2.544            --
                                                                                      2014   2.313       2.558            --
                                                                                      2013   1.783       2.313            --
                                                                                      2012   1.550       1.783        91,427
                                                                                      2011   1.609       1.550       120,586
                                                                                      2010   1.390       1.609        95,281
                                                                                      2009   1.036       1.390        76,652
                                                                                      2008   1.824       1.036        80,309
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2017   2.229       2.727            --
                                                                                      2016   2.192       2.229            --
                                                                                      2015   2.191       2.192            --
                                                                                      2014   1.999       2.191            --
                                                                                      2013   1.459       1.999            --
                                                                                      2012   1.205       1.459        16,938
                                                                                      2011   1.251       1.205        16,496
                                                                                      2010   1.071       1.251        16,024
                                                                                      2009   0.796       1.071        16,089
                                                                                      2008   1.370       0.796        16,338
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2017   3.390       3.791       261,207
                                                                                      2016   2.900       3.390       272,277
                                                                                      2015   3.049       2.900       283,923
                                                                                      2014   2.831       3.049       318,947
                                                                                      2013   2.230       2.831       334,037
                                                                                      2012   1.919       2.230       506,988
                                                                                      2011   1.919       1.919       575,234
                                                                                      2010   1.682       1.919       616,171
                                                                                      2009   1.304       1.682       626,065
                                                                                      2008   2.296       1.304       668,770
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.139       1.967            --
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2017   2.044       2.165        49,487
                                                                                      2016   1.801       2.044        54,583
                                                                                      2015   1.886       1.801        57,329
                                                                                      2014   1.883       1.886        70,507
                                                                                      2013   1.794       1.883        83,526
                                                                                      2012   1.585       1.794       134,133
                                                                                      2011   1.539       1.585       152,855
                                                                                      2010   1.365       1.539       239,421
                                                                                      2009   0.957       1.365       249,420
                                                                                      2008   1.288       0.957       244,651
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2017   3.730       4.453            --
                                                                                      2016   3.364       3.730            --
                                                                                      2015   3.452       3.364            --
                                                                                      2014   3.287       3.452            --
                                                                                      2013   2.442       3.287            --
                                                                                      2012   2.152       2.442        25,039
                                                                                      2011   2.437       2.152        29,826
                                                                                      2010   1.914       2.437        25,414
                                                                                      2009   1.383       1.914        22,438
                                                                                      2008   2.311       1.383        17,488
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2017   1.810       2.518            --

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.556       1.810            --
                                                                                  2015   1.954       1.556            --
                                                                                  2014   2.153       1.954            --
                                                                                  2013   2.194       2.153            --
                                                                                  2012   1.958       2.194            --
                                                                                  2011   2.349       1.958            --
                                                                                  2010   2.016       2.349            --
                                                                                  2009   1.180       2.016            --
                                                                                  2008   2.518       1.180            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.632       1.886            --
                                                                                  2016   1.537       1.632            --
                                                                                  2015   1.660       1.537            --
                                                                                  2014   1.885       1.660            --
                                                                                  2013   1.548       1.885            --
                                                                                  2012   1.322       1.548            --
                                                                                  2011   1.493       1.322            --
                                                                                  2010   1.390       1.493            --
                                                                                  2009   1.024       1.390            --
                                                                                  2008   1.734       1.024            --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2017   2.437       3.067            --
                                                                                  2016   2.194       2.437            --
                                                                                  2015   2.135       2.194            --
                                                                                  2014   1.920       2.135            --
                                                                                  2013   1.468       1.920            --
                                                                                  2012   1.267       1.468        17,502
                                                                                  2011   1.300       1.267        16,598
                                                                                  2010   1.046       1.300        23,713
                                                                                  2009   0.731       1.046        22,182
                                                                                  2008   1.315       0.731        34,648
 Janus Henderson Global Research Subaccount (Service Shares) (5/01).............. 2017   1.170       1.468            --
                                                                                  2016   1.160       1.170            --
                                                                                  2015   1.202       1.160            --
                                                                                  2014   1.132       1.202            --
                                                                                  2013   0.892       1.132            --
                                                                                  2012   0.752       0.892         9,907
                                                                                  2011   0.882       0.752         7,620
                                                                                  2010   0.771       0.882         6,101
                                                                                  2009   0.566       0.771         4,960
                                                                                  2008   1.036       0.566        10,687
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.178       2.509            --
                                                                                  2016   2.173       2.178            --
                                                                                  2015   2.232       2.173            --
                                                                                  2014   1.872       2.232            --
                                                                                  2013   1.279       1.872            --
                                                                                  2012   1.087       1.279            --
                                                                                  2011   1.071       1.087            --
                                                                                  2010   0.865       1.071            --
                                                                                  2009   0.649       0.865            --
                                                                                  2008   1.100       0.649            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.644       1.656            --
                                                                                  2013   1.256       1.644            --
                                                                                  2012   1.103       1.256        18,649
                                                                                  2011   1.187       1.103        18,284
                                                                                  2010   1.027       1.187        22,035
                                                                                  2009   0.802       1.027        21,203
                                                                                  2008   1.276       0.802        18,050
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2017   3.305       4.117        31,710
                                                                                  2016   3.107       3.305        31,718
                                                                                  2015   2.857       3.107        33,843
                                                                                  2014   2.530       2.857        35,433
                                                                                  2013   1.853       2.530        29,734
                                                                                  2012   1.554       1.853        50,176
                                                                                  2011   1.579       1.554        57,718
                                                                                  2010   1.452       1.579        57,102
                                                                                  2009   1.029       1.452        54,960
                                                                                  2008   1.657       1.029        64,423
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   3.210       3.651       125,500

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 0.95% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.868
                                                                                           2015   2.981
                                                                                           2014   2.694
                                                                                           2013   2.054
                                                                                           2012   1.780
                                                                                           2011   1.712
                                                                                           2010   1.579
                                                                                           2009   1.281
                                                                                           2008   2.008
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2017   2.441
                                                                                           2016   2.329
                                                                                           2015   2.459
                                                                                           2014   2.385
                                                                                           2013   1.637
                                                                                           2012   1.384
                                                                                           2011   1.378
                                                                                           2010   1.111
                                                                                           2009   0.786
                                                                                           2008   1.338
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.080
                                                                                           2010   1.051
                                                                                           2009   0.825
                                                                                           2008   1.472
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2017   2.529
                                                                                           2016   2.442
                                                                                           2015   2.437
                                                                                           2014   2.468
                                                                                           2013   2.281
                                                                                           2012   1.954
                                                                                           2011   1.926
                                                                                           2010   1.668
                                                                                           2009   1.053
                                                                                           2008   1.518
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.034
                                                                                           2010   0.956
                                                                                           2009   0.822
                                                                                           2008   1.053
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.355
                                                                                           2009   1.365
                                                                                           2008   1.343
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.440
                                                                                           2008   1.387
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   1.003
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2017   2.777
                                                                                           2016   2.639
                                                                                           2015   2.711
                                                                                           2014   2.504
                                                                                           2013   2.129
                                                                                           2012   1.942
                                                                                           2011   1.961
                                                                                           2010   1.765
                                                                                           2009   1.451
                                                                                           2008   1.958
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 2009   0.577
                                                                                           2008   1.024



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.210       149,257
                                                                                           2.868       157,093
                                                                                           2.981       178,631
                                                                                           2.694       184,983
                                                                                           2.054       223,098
                                                                                           1.780       231,084
                                                                                           1.712       231,684
                                                                                           1.579       254,999
                                                                                           1.281       265,191
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 3.004            --
                                                                                           2.441            --
                                                                                           2.329            --
                                                                                           2.459            --
                                                                                           2.385            --
                                                                                           1.637         8,509
                                                                                           1.384        31,182
                                                                                           1.378        29,813
                                                                                           1.111        28,230
                                                                                           0.786        26,222
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.165            --
                                                                                           1.080       161,961
                                                                                           1.051       176,936
                                                                                           0.825       192,022
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.650         3,794
                                                                                           2.529         3,794
                                                                                           2.442         3,794
                                                                                           2.437         8,541
                                                                                           2.468         8,541
                                                                                           2.281         9,355
                                                                                           1.954        11,072
                                                                                           1.926        10,764
                                                                                           1.668        10,482
                                                                                           1.053        12,408
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.024            --
                                                                                           1.034            --
                                                                                           0.956            --
                                                                                           0.822            --
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.351            --
                                                                                           1.355       554,897
                                                                                           1.365       481,476
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.491            --
                                                                                           1.440        43,083
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.933            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 3.212        59,040
                                                                                           2.777        64,233
                                                                                           2.639        68,813
                                                                                           2.711        68,840
                                                                                           2.504        75,920
                                                                                           2.129       112,311
                                                                                           1.942       123,968
                                                                                           1.961       147,201
                                                                                           1.765       173,171
                                                                                           1.451       194,873
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 0.593            --
                                                                                           0.577           416

                                         GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........................ 2008   0.896       0.856            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (4/08)............................. 2017   2.365       3.074       223,805
                                                                                       2016   2.378       2.365       255,435
                                                                                       2015   2.249       2.378       307,639
                                                                                       2014   2.224       2.249       290,167
                                                                                       2013   1.741       2.224       323,600
                                                                                       2012   1.437       1.741       337,993
                                                                                       2011   1.596       1.437       383,744
                                                                                       2010   1.444       1.596       425,037
                                                                                       2009   1.027       1.444       438,603
                                                                                       2008   1.621       1.027       435,468
 American Funds Growth Subaccount (Class 2) (4/08).................................... 2017   2.357       2.989       523,076
                                                                                       2016   2.178       2.357       669,670
                                                                                       2015   2.062       2.178       781,717
                                                                                       2014   1.922       2.062       761,871
                                                                                       2013   1.494       1.922       828,979
                                                                                       2012   1.282       1.494       901,938
                                                                                       2011   1.355       1.282     1,046,208
                                                                                       2010   1.155       1.355     1,070,611
                                                                                       2009   0.838       1.155       979,478
                                                                                       2008   1.447       0.838       780,124
 American Funds Growth-Income Subaccount (Class 2) (4/08)............................. 2017   2.110       2.553       253,504
                                                                                       2016   1.914       2.110       541,459
                                                                                       2015   1.909       1.914       566,615
                                                                                       2014   1.745       1.909       530,709
                                                                                       2013   1.322       1.745       622,325
                                                                                       2012   1.139       1.322       736,990
                                                                                       2011   1.173       1.139       910,550
                                                                                       2010   1.065       1.173       951,371
                                                                                       2009   0.821       1.065       948,808
                                                                                       2008   1.280       0.821     1,334,238
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.479       2.393            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07)............................... 2017   2.603       2.784        74,490
                                                                                       2016   2.302       2.603       119,642
                                                                                       2015   2.416       2.302       143,454
                                                                                       2014   2.361       2.416       153,102
                                                                                       2013   2.173       2.361       153,193
                                                                                       2012   1.880       2.173       175,421
                                                                                       2011   1.854       1.880       189,908
                                                                                       2010   1.613       1.854       228,281
                                                                                       2009   1.107       1.613       382,881
                                                                                       2008   1.476       1.107       452,850
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.459       1.773       119,888
                                                                                       2016   1.354       1.459       398,905
                                                                                       2015   1.398       1.354       897,231
                                                                                       2014   1.346       1.398       862,106
                                                                                       2013   1.051       1.346       771,658
                                                                                       2012   0.911       1.051       752,907
                                                                                       2011   1.062       0.911       670,237
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (4/07)........................ 2017   2.198       2.427        25,616
                                                                                       2016   1.694       2.198        47,854
                                                                                       2015   1.812       1.694       128,705
                                                                                       2014   1.802       1.812       135,113
                                                                                       2013   1.376       1.802       216,717
                                                                                       2012   1.180       1.376       249,324
                                                                                       2011   1.311       1.180       234,467
                                                                                       2010   1.106       1.311       322,476
                                                                                       2009   0.885       1.106       355,916
                                                                                       2008   1.276       0.885       433,632
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.751       3.497        12,408

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.488
                                                                                           2015   2.915
                                                                                           2014   3.145
                                                                                           2013   3.342
                                                                                           2012   2.839
                                                                                           2011   3.520
                                                                                           2010   2.871
                                                                                           2009   1.717
                                                                                           2008   3.893
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 2009   0.624
                                                                                           2008   1.101
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2017   2.165
                                                                                           2016   2.022
                                                                                           2015   1.958
                                                                                           2014   1.743
                                                                                           2013   1.314
                                                                                           2012   1.171
                                                                                           2011   1.182
                                                                                           2010   1.063
                                                                                           2009   0.902
                                                                                           2008   1.455
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2017   1.203
                                                                                           2016   1.203
                                                                                           2015   1.232
                                                                                           2014   1.097
                                                                                           2013   1.069
                                                                                           2012   0.856
                                                                                           2011   0.914
                                                                                           2010   0.795
                                                                                           2009   0.596
                                                                                           2008   1.031
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 2014   3.645
                                                                                           2013   2.855
                                                                                           2012   2.352
                                                                                           2011   2.567
                                                                                           2010   2.367
                                                                                           2009   1.672
                                                                                           2008   2.909
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2017   4.141
                                                                                           2016   4.067
                                                                                           2015   4.277
                                                                                           2014   3.790
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2017   1.516
                                                                                           2016   1.493
                                                                                           2015   1.573
                                                                                           2014   1.337
                                                                                           2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.390
                                                                                           2016   1.304
                                                                                           2015   1.329
                                                                                           2014   1.268
                                                                                           2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.409



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.751        23,694
                                                                                           2.488        23,648
                                                                                           2.915        33,217
                                                                                           3.145        34,300
                                                                                           3.342        36,314
                                                                                           2.839        30,678
                                                                                           3.520        41,359
                                                                                           2.871        59,930
                                                                                           1.717        57,856
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 0.594            --
                                                                                           0.624        50,499
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2.609         2,008
                                                                                           2.165         1,677
                                                                                           2.022         1,062
                                                                                           1.958           295
                                                                                           1.743        76,800
                                                                                           1.314        71,598
                                                                                           1.171        55,400
                                                                                           1.182       100,710
                                                                                           1.063       108,152
                                                                                           0.902        92,630
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.320       260,190
                                                                                           1.203       511,256
                                                                                           1.203       496,516
                                                                                           1.232       496,847
                                                                                           1.097       571,386
                                                                                           1.069       580,431
                                                                                           0.856       576,141
                                                                                           0.914       582,009
                                                                                           0.795       664,240
                                                                                           0.596       754,036
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 3.801            --
                                                                                           3.645       916,963
                                                                                           2.855     1,059,779
                                                                                           2.352     1,162,410
                                                                                           2.567     1,309,700
                                                                                           2.367     1,633,919
                                                                                           1.672     2,021,781
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 4.859       393,439
                                                                                           4.141       707,135
                                                                                           4.067       775,627
                                                                                           4.277       811,646
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.774        51,223
                                                                                           1.516        70,483
                                                                                           1.493        62,364
                                                                                           1.573        57,605
                                                                                           1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.606       257,684
                                                                                           1.390       332,956
                                                                                           1.304       343,078
                                                                                           1.329       301,402
                                                                                           1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.690       139,501

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.308
                                                                                           2015   1.333
                                                                                           2014   1.267
                                                                                           2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.354
                                                                                           2016   1.280
                                                                                           2015   1.304
                                                                                           2014   1.243
                                                                                           2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08)........................... 2017   2.547
                                                                                           2016   2.376
                                                                                           2015   2.512
                                                                                           2014   2.690
                                                                                           2013   2.080
                                                                                           2012   1.625
                                                                                           2011   1.911
                                                                                           2010   1.657
                                                                                           2009   1.078
                                                                                           2008   1.732
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)............................... 2017   2.401
                                                                                           2016   2.174
                                                                                           2015   2.231
                                                                                           2014   2.086
                                                                                           2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.212
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)............................... 2017   1.983
                                                                                           2016   1.533
                                                                                           2015   1.672
                                                                                           2014   1.616
                                                                                           2013   1.227
                                                                                           2012   1.073
                                                                                           2011   1.208
                                                                                           2010   1.022
                                                                                           2009   0.801
                                                                                           2008   1.077
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 2009   1.592
                                                                                           2008   2.154
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................................ 2011   0.676
                                                                                           2010   0.638
                                                                                           2009   0.467
                                                                                           2008   0.894
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)........................... 2017   4.353
                                                                                           2016   4.193
                                                                                           2015   4.180
                                                                                           2014   4.075
                                                                                           2013   3.513
                                                                                           2012   3.031
                                                                                           2011   3.105
                                                                                           2010   2.566
                                                                                           2009   1.841
                                                                                           2008   3.058
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............................. 2017   2.677



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.409       160,107
                                                                                           1.308       104,385
                                                                                           1.333        52,262
                                                                                           1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.512       116,535
                                                                                           1.354       142,259
                                                                                           1.280       105,367
                                                                                           1.304        96,027
                                                                                           1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 BHFTI Harris Oakmark International Subaccount (Class A) (4/08)........................... 3.293            --
                                                                                           2.547            --
                                                                                           2.376            --
                                                                                           2.512            --
                                                                                           2.690            --
                                                                                           2.080            --
                                                                                           1.625            --
                                                                                           1.911            --
                                                                                           1.657            --
                                                                                           1.078            --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/08)............................... 2.982         6,550
                                                                                           2.401        23,027
                                                                                           2.174        19,842
                                                                                           2.231        18,424
                                                                                           2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/08)............................... 2.031         2,590
                                                                                           1.983         3,764
                                                                                           1.533         3,848
                                                                                           1.672        52,274
                                                                                           1.616        61,780
                                                                                           1.227        58,156
                                                                                           1.073        44,246
                                                                                           1.208        41,582
                                                                                           1.022        36,841
                                                                                           0.801        30,583
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 1.577            --
                                                                                           1.592       543,843
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................................ 0.720            --
                                                                                           0.676         2,108
                                                                                           0.638           143
                                                                                           0.467            --
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)........................... 5.308         1,299
                                                                                           4.353         1,742
                                                                                           4.193         1,582
                                                                                           4.180         1,594
                                                                                           4.075         1,605
                                                                                           3.513         1,617
                                                                                           3.031        12,144
                                                                                           3.105        11,826
                                                                                           2.566        11,841
                                                                                           1.841        41,098
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............................. 2.677            --

                               GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016   2.594       2.677            --
                                                                              2015   2.675       2.594        39,692
                                                                              2014   2.574       2.675        35,201
                                                                              2013   2.407       2.574        47,102
                                                                              2012   2.151       2.407        34,473
                                                                              2011   2.076       2.151        34,933
                                                                              2010   1.855       2.076        39,173
                                                                              2009   1.369       1.855        34,059
                                                                              2008   1.697       1.369        30,128
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017   1.392       1.764        24,571
                                                                              2016   1.421       1.392        44,184
                                                                              2015   1.463       1.421        58,548
                                                                              2014   1.590       1.463        66,568
                                                                              2013   1.349       1.590       122,906
                                                                              2012   1.169       1.349       119,081
                                                                              2011   1.325       1.169       110,476
                                                                              2010   1.203       1.325        64,304
                                                                              2009   0.925       1.203        62,342
                                                                              2008   1.623       0.925        73,269
 BHFTI MLA Mid Cap Subaccount (Class A) (4/08)............................... 2013   2.450       2.659            --
                                                                              2012   2.347       2.450       192,496
                                                                              2011   2.503       2.347       210,836
                                                                              2010   2.054       2.503       276,944
                                                                              2009   1.515       2.054       318,840
                                                                              2008   2.388       1.515       358,519
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2017   1.201       1.661         1,137
                                                                              2016   1.327       1.201         1,137
                                                                              2015   1.413       1.327         3,772
                                                                              2014   1.415       1.413         3,723
                                                                              2013   1.030       1.415        27,973
                                                                              2012   0.953       1.030        23,545
                                                                              2011   1.036       0.953        19,936
                                                                              2010   0.793       1.036        17,715
                                                                              2009   0.510       0.793        15,868
                                                                              2008   0.917       0.510         2,745
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012   0.864       0.972            --
                                                                              2011   0.883       0.864        84,132
                                                                              2010   0.814       0.883        79,814
                                                                              2009   0.572       0.814       137,194
                                                                              2008   1.018       0.572       478,919
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06)................. 2017   1.484       2.012        26,918
                                                                              2016   1.494       1.484        33,757
                                                                              2015   1.451       1.494        33,870
                                                                              2014   1.433       1.451        33,968
                                                                              2013   1.138       1.433        81,447
                                                                              2012   0.947       1.138        80,866
                                                                              2011   1.044       0.947       103,855
                                                                              2010   0.909       1.044       116,468
                                                                              2009   0.655       0.909       166,216
                                                                              2008   1.111       0.655       380,955
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/08)............ 2017   1.363       1.399        15,264
                                                                              2016   1.311       1.363       169,045
                                                                              2015   1.366       1.311       205,926
                                                                              2014   1.339       1.366       191,982
                                                                              2013   1.488       1.339       232,880
                                                                              2012   1.377       1.488       284,516
                                                                              2011   1.249       1.377       233,791
                                                                              2010   1.170       1.249       233,097
                                                                              2009   1.000       1.170       259,025
                                                                              2008   1.117       1.000       201,107
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................ 2017   1.940       2.004       171,943
                                                                              2016   1.912       1.940       498,370
                                                                              2015   1.934       1.912       527,920
                                                                              2014   1.878       1.934       512,148
                                                                              2013   1.937       1.878       610,215
                                                                              2012   1.793       1.937       524,687
                                                                              2011   1.758       1.793       508,642
                                                                              2010   1.644       1.758       578,756
                                                                              2009   1.471       1.644       532,062

                             GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Pioneer Fund Subaccount (Class A) (4/06)........................... 2017   2.216        2.216           --
                                                                           2016   2.200        2.216           --
                                                                           2015   2.224        2.200       60,321
                                                                           2014   2.024        2.224       67,850
                                                                           2013   1.539        2.024       81,633
                                                                           2012   1.407        1.539       83,672
                                                                           2011   1.491        1.407       92,595
                                                                           2010   1.298        1.491       97,643
                                                                           2009   1.060        1.298      103,948
                                                                           2008   1.596        1.060      147,414
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2017   2.552        2.552           --
                                                                           2016   2.486        2.552           --
                                                                           2015   2.547        2.486       65,530
                                                                           2014   2.464        2.547       74,500
                                                                           2013   2.454        2.464       75,505
                                                                           2012   2.224        2.454      178,042
                                                                           2011   2.171        2.224      162,513
                                                                           2010   1.958        2.171      165,254
                                                                           2009   1.488        1.958      180,217
                                                                           2008   1.687        1.488      365,236
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/08).......... 2017   8.977       10.379           --
                                                                           2016   7.832        8.977           --
                                                                           2015   8.217        7.832           --
                                                                           2014   7.338        8.217           --
                                                                           2013   5.549        7.338           --
                                                                           2012   4.758        5.549           --
                                                                           2011   5.014        4.758           --
                                                                           2010   4.334        5.014           --
                                                                           2009   3.703        4.334           --
                                                                           2008   5.558        3.703           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.935        2.240      102,669
                                                                           2016   1.687        1.935      102,141
                                                                           2015   1.768        1.687      105,609
                                                                           2014   1.616        1.768      121,758
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/08)......... 2017   1.997        2.161       33,612
                                                                           2016   1.749        1.997       46,494
                                                                           2015   1.944        1.749       46,744
                                                                           2014   1.793        1.944       44,985
                                                                           2013   1.392        1.793       62,332
                                                                           2012   1.228        1.392       69,361
                                                                           2011   1.290        1.228       54,327
                                                                           2010   1.039        1.290       54,704
                                                                           2009   0.831        1.039       41,692
                                                                           2008   1.259        0.831       21,959
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.970        2.027       77,000
                                                                           2016   1.932        1.970      208,329
                                                                           2015   1.943        1.932      234,730
                                                                           2014   1.835        1.943      222,669
                                                                           2013   1.871        1.835      271,021
                                                                           2012   1.760        1.871      314,653
                                                                           2011   1.671        1.760      345,369
                                                                           2010   1.560        1.671      315,228
                                                                           2009   1.441        1.560      351,895
                                                                           2008   1.510        1.441      379,320
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.845        2.443      215,442
                                                                           2016   1.865        1.845      290,520
                                                                           2015   1.775        1.865      342,472
                                                                           2014   1.649        1.775      347,449
                                                                           2013   1.243        1.649      458,293
                                                                           2012   1.099        1.243      477,138
                                                                           2011   1.221        1.099      502,741
                                                                           2010   1.031        1.221      595,483
                                                                           2009   0.816        1.031      916,928
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.070        2.794           --
                                                                           2008   3.194        2.070           --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)....... 2017   1.220        1.215       17,483

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.231
                                                                                           2015   1.246
                                                                                           2014   1.260
                                                                                           2013   1.275
                                                                                           2012   1.289
                                                                                           2011   1.304
                                                                                           2010   1.314
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....................... 2017   1.435
                                                                                           2016   1.388
                                                                                           2015   1.413
                                                                                           2014   1.368
                                                                                           2013   1.327
                                                                                           2012   1.229
                                                                                           2011   1.204
                                                                                           2010   1.107
                                                                                           2009   0.929
                                                                                           2008   1.098
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....................... 2017   1.487
                                                                                           2016   1.418
                                                                                           2015   1.450
                                                                                           2014   1.398
                                                                                           2013   1.275
                                                                                           2012   1.157
                                                                                           2011   1.158
                                                                                           2010   1.051
                                                                                           2009   0.859
                                                                                           2008   1.109
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....................... 2017   1.512
                                                                                           2016   1.428
                                                                                           2015   1.463
                                                                                           2014   1.409
                                                                                           2013   1.208
                                                                                           2012   1.079
                                                                                           2011   1.107
                                                                                           2010   0.989
                                                                                           2009   0.791
                                                                                           2008   1.121
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 2017   1.517
                                                                                           2016   1.419
                                                                                           2015   1.460
                                                                                           2014   1.403
                                                                                           2013   1.142
                                                                                           2012   1.001
                                                                                           2011   1.052
                                                                                           2010   0.928
                                                                                           2009   0.727
                                                                                           2008   1.134
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 2017   2.643
                                                                                           2016   2.499
                                                                                           2015   2.465
                                                                                           2014   2.255
                                                                                           2013   1.892
                                                                                           2012   1.703
                                                                                           2011   1.659
                                                                                           2010   1.531
                                                                                           2009   1.320
                                                                                           2008   1.776
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.885
                                                                                           2016   1.777
                                                                                           2015   1.755
                                                                                           2014   1.605
                                                                                           2013   1.214
                                                                                           2012   1.088
                                                                                           2011   1.147
                                                                                           2010   1.036
                                                                                           2009   0.794
                                                                                           2008   1.282
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.645
                                                                                           2008   1.092



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.220        18,736
                                                                                           1.231        18,736
                                                                                           1.246        18,736
                                                                                           1.260        18,725
                                                                                           1.275        18,725
                                                                                           1.289        18,739
                                                                                           1.304        20,690
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....................... 1.517       108,103
                                                                                           1.435       139,490
                                                                                           1.388       142,531
                                                                                           1.413       167,916
                                                                                           1.368       440,115
                                                                                           1.327       347,794
                                                                                           1.229       332,770
                                                                                           1.204       368,759
                                                                                           1.107       447,744
                                                                                           0.929       200,478
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....................... 1.627       725,618
                                                                                           1.487     1,279,607
                                                                                           1.418     1,311,076
                                                                                           1.450     1,255,698
                                                                                           1.398     1,357,838
                                                                                           1.275     1,346,351
                                                                                           1.157     1,487,486
                                                                                           1.158     1,494,445
                                                                                           1.051     1,374,926
                                                                                           0.859     1,572,585
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....................... 1.715     2,130,948
                                                                                           1.512     3,837,085
                                                                                           1.428     4,180,849
                                                                                           1.463     4,086,334
                                                                                           1.409     4,848,741
                                                                                           1.208     4,921,137
                                                                                           1.079     4,808,567
                                                                                           1.107     4,765,998
                                                                                           0.989     4,738,265
                                                                                           0.791     5,929,292
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 1.787     1,565,090
                                                                                           1.517     2,501,333
                                                                                           1.419     2,730,230
                                                                                           1.460     2,845,003
                                                                                           1.403     2,856,847
                                                                                           1.142     3,128,957
                                                                                           1.001     2,991,247
                                                                                           1.052     3,104,348
                                                                                           0.928     3,568,201
                                                                                           0.727     4,543,502
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 3.009       161,765
                                                                                           2.643       227,118
                                                                                           2.499       235,071
                                                                                           2.465       239,913
                                                                                           2.255       246,649
                                                                                           1.892       308,424
                                                                                           1.703       307,575
                                                                                           1.659       354,602
                                                                                           1.531       475,581
                                                                                           1.320        80,729
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.219       192,970
                                                                                           1.885       228,161
                                                                                           1.777       220,720
                                                                                           1.755       242,663
                                                                                           1.605       270,717
                                                                                           1.214       309,571
                                                                                           1.088       303,370
                                                                                           1.147       332,691
                                                                                           1.036       379,785
                                                                                           0.794       466,832
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.639            --
                                                                                           0.645         1,731

                                GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII FI Large Cap Subaccount (Class A) (4/06)............................... 2009   0.760       0.795            --
                                                                                2008   1.394       0.760     1,168,891
 BHFTII FI Value Leaders Subaccount (Class D) (4/08)........................... 2013   1.459       1.609            --
                                                                                2012   1.277       1.459       125,105
                                                                                2011   1.377       1.277       152,347
                                                                                2010   1.217       1.377       164,483
                                                                                2009   1.012       1.217       269,013
                                                                                2008   1.552       1.012       274,630
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06).................... 2017   2.245       2.777        90,250
                                                                                2016   2.157       2.245       103,830
                                                                                2015   2.123       2.157       161,825
                                                                                2014   1.934       2.123       155,329
                                                                                2013   1.475       1.934       161,467
                                                                                2012   1.346       1.475       173,731
                                                                                2011   1.405       1.346       177,509
                                                                                2010   1.234       1.405       218,821
                                                                                2009   0.837       1.234       316,288
                                                                                2008   1.560       0.837       356,043
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................ 2017   1.482       2.012        37,008
                                                                                2016   1.497       1.482        84,164
                                                                                2015   1.367       1.497       102,375
                                                                                2014   1.268       1.367       111,795
                                                                                2013   0.936       1.268       104,348
                                                                                2012   0.970       0.936       177,690
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................ 2012   0.857       0.979            --
                                                                                2011   0.865       0.857        31,904
                                                                                2010   0.786       0.865        34,134
                                                                                2009   0.570       0.786        30,990
                                                                                2008   0.858       0.570        45,078
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07).............. 2017   2.202       2.248       152,103
                                                                                2016   2.176       2.202       205,322
                                                                                2015   2.196       2.176       196,336
                                                                                2014   2.099       2.196       217,718
                                                                                2013   2.174       2.099       243,589
                                                                                2012   2.117       2.174       254,615
                                                                                2011   1.992       2.117       287,632
                                                                                2010   1.900       1.992       304,159
                                                                                2009   1.827       1.900       328,897
                                                                                2008   1.744       1.827       426,703
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06).............. 2011   0.981       1.065            --
                                                                                2010   0.858       0.981       376,649
                                                                                2009   0.660       0.858       385,597
                                                                                2008   1.121       0.660       417,149
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017   1.731       2.137        98,918
                                                                                2016   1.728       1.731       276,284
                                                                                2015   1.767       1.728       304,681
                                                                                2014   1.902       1.767       329,597
                                                                                2013   1.578       1.902       421,639
                                                                                2012   1.349       1.578       419,177
                                                                                2011   1.560       1.349       409,104
                                                                                2010   1.459       1.560       405,607
                                                                                2009   1.147       1.459       426,910
                                                                                2008   2.003       1.147       446,421
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017   3.236       3.668        96,808
                                                                                2016   2.699       3.236       209,189
                                                                                2015   2.852       2.699       219,212
                                                                                2014   2.746       2.852       241,869
                                                                                2013   2.005       2.746       283,372
                                                                                2012   1.743       2.005       302,245
                                                                                2011   1.839       1.743       306,203
                                                                                2010   1.466       1.839       342,008
                                                                                2009   1.176       1.466       354,741
                                                                                2008   1.790       1.176       514,574
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07)........................ 2017   3.579       4.301       218,122

                                  GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   3.241       3.579       567,694
                                                                                    2015   3.240       3.241       561,226
                                                                                    2014   2.891       3.240       619,430
                                                                                    2013   2.214       2.891       701,377
                                                                                    2012   1.935       2.214       698,925
                                                                                    2011   1.921       1.935       715,941
                                                                                    2010   1.692       1.921       697,013
                                                                                    2009   1.356       1.692     1,021,123
                                                                                    2008   2.180       1.356       824,665
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)......................... 2017   1.961       2.081         4,798
                                                                                    2016   1.680       1.961        14,437
                                                                                    2015   1.811       1.680        19,296
                                                                                    2014   1.670       1.811        16,096
                                                                                    2013   1.282       1.670        24,187
                                                                                    2012   1.138       1.282        29,043
                                                                                    2011   1.128       1.138         9,497
                                                                                    2010   1.048       1.128         6,667
                                                                                    2009   0.954       1.048         5,411
                                                                                    2008   1.396       0.954            --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2017   3.200       3.550       359,313
                                                                                    2016   2.970       3.200     1,009,565
                                                                                    2015   3.015       2.970     1,129,927
                                                                                    2014   2.813       3.015     1,175,069
                                                                                    2013   2.396       2.813     1,340,382
                                                                                    2012   2.177       2.396     1,512,010
                                                                                    2011   2.154       2.177     1,626,988
                                                                                    2010   1.984       2.154     1,746,941
                                                                                    2009   1.695       1.984     2,269,079
                                                                                    2008   2.207       1.695     2,484,195
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.499       2.915       515,002
                                                                                    2016   2.210       2.499     1,030,883
                                                                                    2015   2.239       2.210     1,171,097
                                                                                    2014   2.044       2.239     1,233,695
                                                                                    2013   1.523       2.044     1,410,861
                                                                                    2012   1.321       1.523     1,541,857
                                                                                    2011   1.325       1.321     1,632,316
                                                                                    2010   1.203       1.325     1,772,834
                                                                                    2009   1.007       1.203     1,913,290
                                                                                    2008   1.510       1.007     2,054,169
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   3.868       4.426        44,136
                                                                                    2016   3.297       3.868       126,430
                                                                                    2015   3.316       3.297       127,741
                                                                                    2014   3.354       3.316       127,267
                                                                                    2013   2.677       3.354       139,118
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2017   2.695       3.556        38,784
                                                                                    2016   2.685       2.695        34,306
                                                                                    2015   2.457       2.685        27,939
                                                                                    2014   2.284       2.457        31,532
                                                                                    2013   1.665       2.284        13,875
                                                                                    2012   1.419       1.665         9,522
                                                                                    2011   1.455       1.419        23,928
                                                                                    2010   1.261       1.455        25,576
                                                                                    2009   0.892       1.261        13,023
                                                                                    2008   1.457       0.892        13,043
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   3.596       4.356       198,461
                                                                                    2016   3.263       3.596       294,465
                                                                                    2015   3.221       3.263       337,730
                                                                                    2014   3.055       3.221       344,412
                                                                                    2013   2.144       3.055       334,477
                                                                                    2012   1.871       2.144       388,949
                                                                                    2011   1.866       1.871       401,193
                                                                                    2010   1.401       1.866       444,326
                                                                                    2009   1.023       1.401       539,837
                                                                                    2008   1.551       1.023       646,804
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   2.031       2.050        77,092

                                   GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.026       2.031       104,556
                                                                                      2015   2.034       2.026       143,722
                                                                                      2014   1.999       2.034       175,057
                                                                                      2013   2.034       1.999       270,128
                                                                                      2012   1.987       2.034       336,737
                                                                                      2011   1.902       1.987       339,470
                                                                                      2010   1.816       1.902       349,233
                                                                                      2009   1.758       1.816       408,689
                                                                                      2008   1.782       1.758       484,798
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.343       1.287            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.637       1.548            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2017   2.631       3.162       163,645
                                                                                      2016   2.470       2.631       262,523
                                                                                      2015   2.489       2.470       311,291
                                                                                      2014   2.255       2.489       306,914
                                                                                      2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2017   2.160       2.638            --
                                                                                      2016   2.129       2.160            --
                                                                                      2015   2.132       2.129            --
                                                                                      2014   1.949       2.132            --
                                                                                      2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
 Fidelity VIP Equity-Income Subaccount (Initial Class) (10/96)....................... 2017   3.256       3.634         5,652
                                                                                      2016   2.791       3.256         9,572
                                                                                      2015   2.939       2.791        13,167
                                                                                      2014   2.735       2.939        15,489
                                                                                      2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
                                                                                      2008   2.245       1.273       341,636
 Fidelity VIP Growth Subaccount (Initial Class) (10/96).............................. 2008   2.091       1.922            --
 Fidelity VIP High Income Subaccount (Initial Class) (10/96)......................... 2017   1.963       2.075         2,337
                                                                                      2016   1.733       1.963         2,337
                                                                                      2015   1.819       1.733         2,337
                                                                                      2014   1.819       1.819         2,337
                                                                                      2013   1.736       1.819         2,337
                                                                                      2012   1.538       1.736         2,337
                                                                                      2011   1.495       1.538         2,337
                                                                                      2010   1.329       1.495         2,480
                                                                                      2009   0.934       1.329        28,085
                                                                                      2008   1.259       0.934        82,633
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2017   3.615       4.307       450,260
                                                                                      2016   3.267       3.615       730,570
                                                                                      2015   3.359       3.267       902,592
                                                                                      2014   3.205       3.359       909,191
                                                                                      2013   2.386       3.205       978,123
                                                                                      2012   2.107       2.386     1,091,756
                                                                                      2011   2.391       2.107     1,156,428
                                                                                      2010   1.881       2.391     1,328,863
                                                                                      2009   1.362       1.881     1,471,651
                                                                                      2008   2.281       1.362     1,777,391
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2017   1.765       2.450        53,761

                                 GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.520       1.765        61,902
                                                                                  2015   1.913       1.520        55,702
                                                                                  2014   2.112       1.913        49,774
                                                                                  2013   2.156       2.112        66,829
                                                                                  2012   1.928       2.156        85,572
                                                                                  2011   2.318       1.928       175,694
                                                                                  2010   1.994       2.318       179,555
                                                                                  2009   1.169       1.994       165,409
                                                                                  2008   2.499       1.169       186,090
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.591       1.836        18,367
                                                                                  2016   1.502       1.591       122,857
                                                                                  2015   1.625       1.502       258,040
                                                                                  2014   1.849       1.625       237,084
                                                                                  2013   1.521       1.849       318,412
                                                                                  2012   1.302       1.521       294,402
                                                                                  2011   1.473       1.302       308,682
                                                                                  2010   1.375       1.473       363,643
                                                                                  2009   1.015       1.375       331,192
                                                                                  2008   1.722       1.015       363,195
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2017   2.361       2.967        26,012
                                                                                  2016   2.131       2.361        41,224
                                                                                  2015   2.077       2.131        52,134
                                                                                  2014   1.872       2.077        49,774
                                                                                  2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
 Janus Henderson Global Research Subaccount (Service Shares) (5/01).............. 2017   1.134       1.420        23,738
                                                                                  2016   1.127       1.134        23,481
                                                                                  2015   1.169       1.127        11,757
                                                                                  2014   1.104       1.169        12,063
                                                                                  2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.111       2.427        51,345
                                                                                  2016   2.110       2.111       126,973
                                                                                  2015   2.172       2.110       151,738
                                                                                  2014   1.825       2.172       165,484
                                                                                  2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.603       1.613            --
                                                                                  2013   1.227       1.603       178,951
                                                                                  2012   1.079       1.227       181,388
                                                                                  2011   1.164       1.079       181,822
                                                                                  2010   1.010       1.164       267,353
                                                                                  2009   0.790       1.010       431,207
                                                                                  2008   1.259       0.790       388,104
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.305       2.716         5,619
                                                                                  2016   2.028       2.305        29,073
                                                                                  2015   2.144       2.028        12,953
                                                                                  2014   1.909       2.144        11,431
                                                                                  2013   1.533       1.909        12,415
                                                                                  2012   1.358       1.533        11,384
                                                                                  2011   1.273       1.358         4,058
                                                                                  2010   1.147       1.273         1,506
                                                                                  2009   0.944       1.147         9,035
                                                                                  2008   1.470       0.944        11,216
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/98)........ 2017   3.186       3.961       138,909

                          GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   3.001
                                                                                           2015   2.765
                                                                                           2014   2.453
                                                                                           2013   1.800
                                                                                           2012   1.513
                                                                                           2011   1.541
                                                                                           2010   1.419
                                                                                           2009   1.008
                                                                                           2008   1.626
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2017   3.095
                                                                                           2016   2.770
                                                                                           2015   2.885
                                                                                           2014   2.613
                                                                                           2013   1.997
                                                                                           2012   1.734
                                                                                           2011   1.671
                                                                                           2010   1.544
                                                                                           2009   1.255
                                                                                           2008   1.971
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2017   2.365
                                                                                           2016   2.261
                                                                                           2015   2.392
                                                                                           2014   2.325
                                                                                           2013   1.599
                                                                                           2012   1.355
                                                                                           2011   1.352
                                                                                           2010   1.092
                                                                                           2009   0.774
                                                                                           2008   1.320
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 2011   1.050
                                                                                           2010   1.024
                                                                                           2009   0.805
                                                                                           2008   1.440
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2017   2.429
                                                                                           2016   2.351
                                                                                           2015   2.350
                                                                                           2014   2.385
                                                                                           2013   2.209
                                                                                           2012   1.896
                                                                                           2011   1.873
                                                                                           2010   1.624
                                                                                           2009   1.027
                                                                                           2008   1.484
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.019
                                                                                           2010   0.944
                                                                                           2009   0.813
                                                                                           2008   1.044
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 2010   1.319
                                                                                           2009   1.332
                                                                                           2008   1.313
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.418
                                                                                           2008   1.368
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 2008   0.990
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2017   2.667
                                                                                           2016   2.540
                                                                                           2015   2.614
                                                                                           2014   2.419
                                                                                           2013   2.061
                                                                                           2012   1.884
                                                                                           2011   1.906
                                                                                           2010   1.719
                                                                                           2009   1.415
                                                                                           2008   1.914



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.186       220,603
                                                                                           3.001       254,572
                                                                                           2.765       286,536
                                                                                           2.453       323,922
                                                                                           1.800       382,153
                                                                                           1.513       412,388
                                                                                           1.541       456,686
                                                                                           1.419       507,985
                                                                                           1.008       529,873
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.513        17,010
                                                                                           3.095        30,324
                                                                                           2.770        46,878
                                                                                           2.885        67,320
                                                                                           2.613        67,510
                                                                                           1.997        70,924
                                                                                           1.734        88,492
                                                                                           1.671        95,707
                                                                                           1.544       219,616
                                                                                           1.255       282,522
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.906        16,981
                                                                                           2.365        28,149
                                                                                           2.261        25,875
                                                                                           2.392        24,717
                                                                                           2.325        64,137
                                                                                           1.599       103,146
                                                                                           1.355        98,991
                                                                                           1.352       103,546
                                                                                           1.092       144,323
                                                                                           0.774       135,319
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (10/96)..... 1.132            --
                                                                                           1.050        96,385
                                                                                           1.024       170,445
                                                                                           0.805       216,559
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.540        26,842
                                                                                           2.429        19,967
                                                                                           2.351        14,586
                                                                                           2.350        14,245
                                                                                           2.385        21,704
                                                                                           2.209        21,190
                                                                                           1.896        22,363
                                                                                           1.873        36,615
                                                                                           1.624        53,049
                                                                                           1.027        62,411
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.008            --
                                                                                           1.019            --
                                                                                           0.944            --
                                                                                           0.813         7,553
 LMPVIT Western Asset Variable Money Market Subaccount (10/96)............................ 1.314            --
                                                                                           1.319        77,076
                                                                                           1.332       680,677
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.467            --
                                                                                           1.418       315,874
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).................................. 0.920            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 3.078       129,110
                                                                                           2.667       146,160
                                                                                           2.540       156,991
                                                                                           2.614       150,155
                                                                                           2.419       152,619
                                                                                           2.061       185,737
                                                                                           1.884       151,574
                                                                                           1.906       163,185
                                                                                           1.719       186,027
                                                                                           1.415       257,988

                        GOLD TRACK -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)........ 2009   0.569       0.584           --
                                                                2008   1.010       0.569        8,318



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust.-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Balanced Portfolio was replaced by the Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Product Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                             Gold Track Select BLIC
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)............ 2008   0.930       0.889            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2017   2.536       3.314     1,009,305
                                                                           2016   2.535       2.536     1,086,515
                                                                           2015   2.385       2.535     1,251,931
                                                                           2014   2.345       2.385     1,449,098
                                                                           2013   1.826       2.345     1,550,822
                                                                           2012   1.499       1.826     2,004,861
                                                                           2011   1.655       1.499     3,069,218
                                                                           2010   1.490       1.655     2,735,685
                                                                           2009   1.053       1.490     1,876,048
                                                                           2008   1.720       1.053     1,242,629
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2017   2.527       3.223     2,001,082
                                                                           2016   2.322       2.527     2,087,603
                                                                           2015   2.186       2.322     2,241,656
                                                                           2014   2.027       2.186     2,671,204
                                                                           2013   1.567       2.027     2,778,224
                                                                           2012   1.337       1.567     3,190,950
                                                                           2011   1.406       1.337     4,214,472
                                                                           2010   1.191       1.406     4,328,492
                                                                           2009   0.860       1.191     3,306,607
                                                                           2008   1.544       0.860     2,766,884
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2017   2.263       2.752       694,563
                                                                           2016   2.041       2.263       849,760
                                                                           2015   2.024       2.041       968,466
                                                                           2014   1.840       2.024     1,395,059
                                                                           2013   1.387       1.840     1,531,460
                                                                           2012   1.188       1.387     1,847,248
                                                                           2011   1.217       1.188     2,709,698
                                                                           2010   1.099       1.217     2,252,078
                                                                           2009   0.842       1.099     1,552,987
                                                                           2008   1.363       0.842     1,185,410
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.609       2.522            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.892       3.111       213,142
                                                                           2016   2.544       2.892       466,003
                                                                           2015   2.656       2.544       553,304
                                                                           2014   2.581       2.656       532,966
                                                                           2013   2.363       2.581       787,944
                                                                           2012   2.033       2.363       973,227
                                                                           2011   1.993       2.033     1,126,789
                                                                           2010   1.725       1.993     1,313,771
                                                                           2009   1.178       1.725       963,309
                                                                           2008   1.561       1.178       822,732
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.549       1.893       664,769
                                                                           2016   1.430       1.549       773,980
                                                                           2015   1.468       1.430       747,469
                                                                           2014   1.406       1.468       673,954
                                                                           2013   1.092       1.406       588,824
                                                                           2012   0.941       1.092       444,050
                                                                           2011   1.093       0.941       373,843
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)........... 2017   2.357       2.617       602,212

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.806
                                                                                           2015   1.921
                                                                                           2014   1.900
                                                                                           2013   1.443
                                                                                           2012   1.231
                                                                                           2011   1.360
                                                                                           2010   1.141
                                                                                           2009   0.908
                                                                                           2008   1.302
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........... 2017   3.040
                                                                                           2016   2.735
                                                                                           2015   3.187
                                                                                           2014   3.419
                                                                                           2013   3.613
                                                                                           2012   3.052
                                                                                           2011   3.764
                                                                                           2010   3.054
                                                                                           2009   1.816
                                                                                           2008   4.094
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 2009   0.651
                                                                                           2008   1.142
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2017   2.393
                                                                                           2016   2.223
                                                                                           2015   2.141
                                                                                           2014   1.896
                                                                                           2013   1.421
                                                                                           2012   1.260
                                                                                           2011   1.265
                                                                                           2010   1.130
                                                                                           2009   0.954
                                                                                           2008   1.531
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2017   1.276
                                                                                           2016   1.269
                                                                                           2015   1.293
                                                                                           2014   1.144
                                                                                           2013   1.109
                                                                                           2012   0.883
                                                                                           2011   0.938
                                                                                           2010   0.812
                                                                                           2009   0.604
                                                                                           2008   1.040
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 2014   4.007
                                                                                           2013   3.122
                                                                                           2012   2.557
                                                                                           2011   2.776
                                                                                           2010   2.546
                                                                                           2009   1.789
                                                                                           2008   3.094
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2017   4.628
                                                                                           2016   4.521
                                                                                           2015   4.729
                                                                                           2014   4.174
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2017   1.654
                                                                                           2016   1.620
                                                                                           2015   1.698
                                                                                           2014   1.436
                                                                                           2013   0.991
                                                                                           2012   0.840
                                                                                           2011   0.818
                                                                                           2010   0.665
                                                                                           2009   0.503
                                                                                           2008   0.794
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.458



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.357       735,261
                                                                                           1.806       797,506
                                                                                           1.921       983,753
                                                                                           1.900     1,025,730
                                                                                           1.443     1,230,951
                                                                                           1.231     1,680,695
                                                                                           1.360     1,755,586
                                                                                           1.141     1,622,276
                                                                                           0.908     1,412,540
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........... 3.886        46,871
                                                                                           3.040        45,273
                                                                                           2.735        48,123
                                                                                           3.187        46,421
                                                                                           3.419        55,029
                                                                                           3.613        81,629
                                                                                           3.052        95,800
                                                                                           3.764       111,897
                                                                                           3.054       216,834
                                                                                           1.816       208,396
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 0.621            --
                                                                                           0.651        38,830
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2.901        17,183
                                                                                           2.393        15,973
                                                                                           2.223         9,543
                                                                                           2.141        12,140
                                                                                           1.896        50,660
                                                                                           1.421        36,638
                                                                                           1.260        32,311
                                                                                           1.265       107,948
                                                                                           1.130         2,953
                                                                                           0.954        14,770
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.408       646,909
                                                                                           1.276       854,010
                                                                                           1.269       842,726
                                                                                           1.293       889,722
                                                                                           1.144       916,710
                                                                                           1.109     1,221,078
                                                                                           0.883     1,353,015
                                                                                           0.938     1,375,066
                                                                                           0.812     1,220,900
                                                                                           0.604     1,101,186
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 4.186            --
                                                                                           4.007     3,405,847
                                                                                           3.122     3,624,544
                                                                                           2.557     4,592,561
                                                                                           2.776     4,426,605
                                                                                           2.546     4,099,024
                                                                                           1.789     3,609,955
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 5.461     2,139,072
                                                                                           4.628     2,625,460
                                                                                           4.521     2,813,756
                                                                                           4.729     2,978,553
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.947       163,376
                                                                                           1.654       142,374
                                                                                           1.620       102,113
                                                                                           1.698        87,694
                                                                                           1.436        67,355
                                                                                           0.991        63,878
                                                                                           0.840        32,487
                                                                                           0.818         6,983
                                                                                           0.665         1,778
                                                                                           0.503         2,336
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.694       550,565

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.361
                                                                                           2015   1.379
                                                                                           2014   1.308
                                                                                           2013   1.110
                                                                                           2012   0.984
                                                                                           2011   1.011
                                                                                           2010   0.907
                                                                                           2009   0.705
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.478
                                                                                           2016   1.364
                                                                                           2015   1.383
                                                                                           2014   1.308
                                                                                           2013   1.051
                                                                                           2012   0.911
                                                                                           2011   0.962
                                                                                           2010   0.853
                                                                                           2009   0.640
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.420
                                                                                           2016   1.335
                                                                                           2015   1.353
                                                                                           2014   1.283
                                                                                           2013   1.137
                                                                                           2012   1.032
                                                                                           2011   1.036
                                                                                           2010   0.948
                                                                                           2009   0.773
                                                                                           2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2017   2.178
                                                                                           2016   2.021
                                                                                           2015   2.124
                                                                                           2014   2.262
                                                                                           2013   1.740
                                                                                           2012   1.352
                                                                                           2011   1.581
                                                                                           2010   1.363
                                                                                           2009   0.882
                                                                                           2008   1.497
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2017   2.883
                                                                                           2016   2.473
                                                                                           2015   2.646
                                                                                           2014   2.435
                                                                                           2013   1.809
                                                                                           2012   1.536
                                                                                           2011   1.568
                                                                                           2010   1.373
                                                                                           2009   1.093
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2017   2.558
                                                                                           2016   2.303
                                                                                           2015   2.351
                                                                                           2014   2.186
                                                                                           2013   1.565
                                                                                           2012   1.328
                                                                                           2011   1.348
                                                                                           2010   1.072
                                                                                           2009   0.804
                                                                                           2008   1.317
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2017   2.104
                                                                                           2016   1.618
                                                                                           2015   1.755
                                                                                           2014   1.687
                                                                                           2013   1.273
                                                                                           2012   1.108
                                                                                           2011   1.240
                                                                                           2010   1.044
                                                                                           2009   0.813
                                                                                           2008   1.094
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 2009   1.703



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.458     1,017,579
                                                                                           1.361       590,483
                                                                                           1.379       356,987
                                                                                           1.308       299,645
                                                                                           1.110       239,198
                                                                                           0.984       199,530
                                                                                           1.011       135,545
                                                                                           0.907        48,287
                                                                                           0.705        42,820
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.782       121,305
                                                                                           1.478       583,120
                                                                                           1.364       475,788
                                                                                           1.383       345,786
                                                                                           1.308       295,693
                                                                                           1.051       243,506
                                                                                           0.911       207,415
                                                                                           0.962       137,462
                                                                                           0.853        53,093
                                                                                           0.640        18,406
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.595        54,648
                                                                                           1.420       310,968
                                                                                           1.335       265,102
                                                                                           1.353       275,976
                                                                                           1.283       235,122
                                                                                           1.137       188,467
                                                                                           1.032        88,986
                                                                                           1.036        58,626
                                                                                           0.948        24,467
                                                                                           0.773        20,363
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2.831       348,685
                                                                                           2.178       239,925
                                                                                           2.021       489,168
                                                                                           2.124       421,917
                                                                                           2.262       306,492
                                                                                           1.740       400,903
                                                                                           1.352       433,015
                                                                                           1.581       406,890
                                                                                           1.363       421,657
                                                                                           0.882       258,795
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 3.382        57,493
                                                                                           2.883        59,035
                                                                                           2.473        68,171
                                                                                           2.646       118,006
                                                                                           2.435       125,099
                                                                                           1.809       283,360
                                                                                           1.536       486,236
                                                                                           1.568       521,045
                                                                                           1.373       281,517
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 3.194        30,982
                                                                                           2.558        17,820
                                                                                           2.303        16,386
                                                                                           2.351        12,285
                                                                                           2.186        25,614
                                                                                           1.565        23,532
                                                                                           1.328        14,554
                                                                                           1.348        31,634
                                                                                           1.072        34,852
                                                                                           0.804        31,883
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2.168        25,456
                                                                                           2.104        22,088
                                                                                           1.618        19,115
                                                                                           1.755        20,787
                                                                                           1.687        25,884
                                                                                           1.273        27,942
                                                                                           1.108         3,579
                                                                                           1.240        17,365
                                                                                           1.044        30,638
                                                                                           0.813        36,448
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 1.690            --

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2008    2.292       1.703    1,040,406
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................... 2011    0.696       0.742           --
                                                                              2010    0.652       0.696       14,550
                                                                              2009    0.476       0.652       10,962
                                                                              2008    0.906       0.476           --
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07).............. 2017    4.866       5.965       13,751
                                                                              2016    4.661       4.866       13,288
                                                                              2015    4.621       4.661       12,752
                                                                              2014    4.481       4.621       12,106
                                                                              2013    3.841       4.481       11,156
                                                                              2012    3.296       3.841       10,178
                                                                              2011    3.358       3.296        9,132
                                                                              2010    2.760       3.358        8,250
                                                                              2009    1.969       2.760        8,766
                                                                              2008    3.253       1.969      161,441
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017    2.934       2.934           --
                                                                              2016    2.839       2.934           --
                                                                              2015    2.910       2.839       45,136
                                                                              2014    2.785       2.910       65,712
                                                                              2013    2.590       2.785       82,766
                                                                              2012    2.302       2.590       84,506
                                                                              2011    2.209       2.302       89,531
                                                                              2010    1.964       2.209      100,445
                                                                              2009    1.441       1.964      101,707
                                                                              2008    1.776       1.441      164,857
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)......... 2017   12.607      14.480          284
                                                                              2016   12.153      12.607          345
                                                                              2015   12.376      12.153          234
                                                                              2014   11.395      12.376          108
                                                                              2013   10.840      11.395           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017    1.517       1.933      182,911
                                                                              2016    1.540       1.517      193,263
                                                                              2015    1.577       1.540      220,259
                                                                              2014    1.705       1.577      215,676
                                                                              2013    1.438       1.705      251,790
                                                                              2012    1.240       1.438      297,984
                                                                              2011    1.397       1.240      407,878
                                                                              2010    1.262       1.397      374,668
                                                                              2009    0.965       1.262      416,642
                                                                              2008    1.684       0.965      451,543
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013    2.650       2.881           --
                                                                              2012    2.525       2.650      429,948
                                                                              2011    2.677       2.525      527,129
                                                                              2010    2.185       2.677      496,271
                                                                              2009    1.603       2.185      514,501
                                                                              2008    1.103       1.603      445,991
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2017    1.309       1.820       44,551
                                                                              2016    1.438       1.309       41,904
                                                                              2015    1.524       1.438       48,597
                                                                              2014    1.517       1.524       61,464
                                                                              2013    1.098       1.517       59,753
                                                                              2012    1.011       1.098       66,561
                                                                              2011    1.093       1.011      100,028
                                                                              2010    0.832       1.093      108,020
                                                                              2009    0.532       0.832       61,048
                                                                              2008    0.953       0.532       30,690
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012    0.917       1.034           --
                                                                              2011    0.932       0.917      321,699
                                                                              2010    0.855       0.932      279,044
                                                                              2009    0.597       0.855      248,181
                                                                              2008    1.059       0.597      348,272
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06)................. 2017    1.574       2.146      362,695

                            GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016    1.576       1.574      393,731
                                                                                    2015    1.522       1.576      424,889
                                                                                    2014    1.495       1.522      469,644
                                                                                    2013    1.180       1.495      470,321
                                                                                    2012    0.977       1.180      504,363
                                                                                    2011    1.071       0.977      485,285
                                                                                    2010    0.927       1.071      547,136
                                                                                    2009    0.665       0.927      523,869
                                                                                    2008    1.122       0.665      733,293
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)....................... 2017    1.531       2.081    1,616,645
                                                                                    2016    1.537       1.531    2,016,124
                                                                                    2015    1.487       1.537    2,154,851
                                                                                    2014    1.465       1.487    2,266,928
                                                                                    2013    1.159       1.465    2,335,741
                                                                                    2012    0.963       1.159    2,272,882
                                                                                    2011    1.057       0.963    2,574,150
                                                                                    2010    0.917       1.057    2,786,874
                                                                                    2009    0.660       0.917    2,944,426
                                                                                    2008    1.117       0.660    2,276,973
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).................. 2017    1.450       1.496      210,952
                                                                                    2016    1.387       1.450      269,458
                                                                                    2015    1.437       1.387      296,375
                                                                                    2014    1.401       1.437      410,673
                                                                                    2013    1.549       1.401      691,395
                                                                                    2012    1.425       1.549    1,037,515
                                                                                    2011    1.286       1.425      694,688
                                                                                    2010    1.198       1.286      707,526
                                                                                    2009    1.018       1.198      654,510
                                                                                    2008    1.097       1.018      879,320
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).............................. 2017    2.114       2.196    1,651,305
                                                                                    2016    2.073       2.114    1,853,166
                                                                                    2015    2.085       2.073    2,200,401
                                                                                    2014    2.014       2.085    2,489,243
                                                                                    2013    2.065       2.014    3,186,971
                                                                                    2012    1.901       2.065    5,255,625
                                                                                    2011    1.854       1.901    6,897,380
                                                                                    2010    1.724       1.854    5,348,047
                                                                                    2009    1.537       1.724    2,664,935
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).................................... 2017    2.468       2.468           --
                                                                                    2016    2.446       2.468           --
                                                                                    2015    2.459       2.446       83,934
                                                                                    2014    2.225       2.459       86,199
                                                                                    2013    1.682       2.225       91,623
                                                                                    2012    1.530       1.682       99,137
                                                                                    2011    1.613       1.530      106,516
                                                                                    2010    1.396       1.613      181,948
                                                                                    2009    1.134       1.396      208,590
                                                                                    2008    1.698       1.134      161,779
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)........................ 2017    2.841       2.841           --
                                                                                    2016    2.763       2.841           --
                                                                                    2015    2.816       2.763      332,598
                                                                                    2014    2.709       2.816      349,804
                                                                                    2013    2.684       2.709      433,932
                                                                                    2012    2.419       2.684      538,851
                                                                                    2011    2.348       2.419      684,209
                                                                                    2010    2.106       2.348      714,453
                                                                                    2009    1.592       2.106      586,022
                                                                                    2008    1.794       1.592      323,848
 BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)....... 2017   11.914      13.794           --
                                                                                    2016   11.463      11.914           50
                                                                                    2015   11.678      11.463           28
                                                                                    2014   10.814      11.678            7
                                                                                    2013   10.218      10.814           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)................... 2017    1.800       2.092      235,641

                       GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.562       1.800       261,792
                                                                           2015   1.629       1.562       289,370
                                                                           2014   1.447       1.629       427,690
                                                                           2013   1.088       1.447       568,818
                                                                           2012   0.928       1.088       665,101
                                                                           2011   0.972       0.928       692,178
                                                                           2010   0.836       0.972       843,204
                                                                           2009   0.710       0.836       838,176
                                                                           2008   1.121       0.710       887,147
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   2.110       2.455       521,354
                                                                           2016   1.829       2.110       558,745
                                                                           2015   1.906       1.829       609,593
                                                                           2014   1.735       1.906       689,721
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2017   2.141       2.330        86,087
                                                                           2016   1.865       2.141       106,566
                                                                           2015   2.061       1.865       119,171
                                                                           2014   1.891       2.061       112,489
                                                                           2013   1.460       1.891       127,930
                                                                           2012   1.281       1.460       155,462
                                                                           2011   1.338       1.281       159,576
                                                                           2010   1.072       1.338       184,167
                                                                           2009   0.852       1.072       186,511
                                                                           2008   1.401       0.852       162,716
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   2.190       2.266       334,298
                                                                           2016   2.136       2.190       269,328
                                                                           2015   2.136       2.136       304,036
                                                                           2014   2.007       2.136       341,183
                                                                           2013   2.035       2.007       343,249
                                                                           2012   1.903       2.035       615,261
                                                                           2011   1.797       1.903       860,094
                                                                           2010   1.669       1.797       701,280
                                                                           2009   1.534       1.669       385,373
                                                                           2008   1.597       1.534       367,198
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   2.054       2.734       606,529
                                                                           2016   2.064       2.054       616,893
                                                                           2015   1.954       2.064       608,204
                                                                           2014   1.805       1.954       679,444
                                                                           2013   1.353       1.805       705,131
                                                                           2012   1.190       1.353     1,020,932
                                                                           2011   1.315       1.190     1,624,034
                                                                           2010   1.104       1.315     1,335,805
                                                                           2009   0.871       1.104       807,801
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.238       2.335            --
                                                                           2008   3.441       2.238            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   1.275       1.279     1,628,282
                                                                           2016   1.278       1.275     4,968,224
                                                                           2015   1.286       1.278     4,747,670
                                                                           2014   1.294       1.286     5,373,535
                                                                           2013   1.301       1.294     4,637,156
                                                                           2012   1.309       1.301     5,027,198
                                                                           2011   1.317       1.309     5,331,105
                                                                           2010   1.325       1.317     6,929,273
                                                                           2009   1.327       1.325     7,240,947
                                                                           2008   1.298       1.327     6,489,414
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.523       1.619        78,676
                                                                           2016   1.466       1.523       294,020
                                                                           2015   1.484       1.466       203,426
                                                                           2014   1.429       1.484       201,594
                                                                           2013   1.378       1.429       317,837
                                                                           2012   1.270       1.378       276,080
                                                                           2011   1.237       1.270       105,207
                                                                           2010   1.131       1.237       335,414
                                                                           2009   0.944       1.131       230,078
                                                                           2008   1.109       0.944       159,419
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....... 2017   1.579       1.737       408,633

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.497
                                                                                           2015   1.523
                                                                                           2014   1.460
                                                                                           2013   1.324
                                                                                           2012   1.195
                                                                                           2011   1.190
                                                                                           2010   1.073
                                                                                           2009   0.873
                                                                                           2008   1.120
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....................... 2017   1.606
                                                                                           2016   1.508
                                                                                           2015   1.537
                                                                                           2014   1.472
                                                                                           2013   1.255
                                                                                           2012   1.115
                                                                                           2011   1.137
                                                                                           2010   1.011
                                                                                           2009   0.804
                                                                                           2008   1.133
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 2017   1.610
                                                                                           2016   1.498
                                                                                           2015   1.533
                                                                                           2014   1.466
                                                                                           2013   1.186
                                                                                           2012   1.034
                                                                                           2011   1.081
                                                                                           2010   0.948
                                                                                           2009   0.739
                                                                                           2008   1.146
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 2017   2.955
                                                                                           2016   2.778
                                                                                           2015   2.725
                                                                                           2014   2.479
                                                                                           2013   2.068
                                                                                           2012   1.852
                                                                                           2011   1.795
                                                                                           2010   1.647
                                                                                           2009   1.412
                                                                                           2008   1.889
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   2.087
                                                                                           2016   1.956
                                                                                           2015   1.921
                                                                                           2014   1.747
                                                                                           2013   1.314
                                                                                           2012   1.172
                                                                                           2011   1.228
                                                                                           2010   1.103
                                                                                           2009   0.841
                                                                                           2008   1.353
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.655
                                                                                           2008   1.102
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.810
                                                                                           2008   1.476
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.589
                                                                                           2012   1.382
                                                                                           2011   1.483
                                                                                           2010   1.304
                                                                                           2009   1.078
                                                                                           2008   1.777
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.483



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.579       765,577
                                                                                           1.497       830,517
                                                                                           1.523       958,163
                                                                                           1.460       749,425
                                                                                           1.324       668,656
                                                                                           1.195       569,123
                                                                                           1.190       943,691
                                                                                           1.073       647,874
                                                                                           0.873       554,788
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....................... 1.831     1,274,981
                                                                                           1.606     3,361,704
                                                                                           1.508     2,975,685
                                                                                           1.537     3,448,618
                                                                                           1.472     3,018,608
                                                                                           1.255     2,473,745
                                                                                           1.115     2,288,618
                                                                                           1.137     2,752,499
                                                                                           1.011     1,815,955
                                                                                           0.804     1,607,447
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 1.907       638,253
                                                                                           1.610     1,131,968
                                                                                           1.498     1,062,186
                                                                                           1.533     1,956,235
                                                                                           1.466     1,779,260
                                                                                           1.186     1,409,873
                                                                                           1.034     1,205,580
                                                                                           1.081     2,750,499
                                                                                           0.948     2,516,836
                                                                                           0.739     2,123,002
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 3.382       414,627
                                                                                           2.955       460,254
                                                                                           2.778       491,931
                                                                                           2.725       664,581
                                                                                           2.479       689,360
                                                                                           2.068       768,061
                                                                                           1.852     1,093,351
                                                                                           1.795     1,182,794
                                                                                           1.647     1,273,020
                                                                                           1.412        37,614
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.470       220,640
                                                                                           2.087       338,636
                                                                                           1.956       229,898
                                                                                           1.921       235,621
                                                                                           1.747       234,518
                                                                                           1.314       289,203
                                                                                           1.172       370,706
                                                                                           1.228       380,539
                                                                                           1.103       368,495
                                                                                           0.841       324,641
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.650            --
                                                                                           0.655        97,511
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.848            --
                                                                                           0.810       820,592
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.754            --
                                                                                           1.589       761,482
                                                                                           1.382     1,141,787
                                                                                           1.483     1,118,553
                                                                                           1.304       912,029
                                                                                           1.078       832,281
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 3.088        37,080

                          GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016    2.372       2.483       49,373
                                                                                2015    2.322       2.372       48,871
                                                                                2014    2.103       2.322       60,994
                                                                                2013    1.595       2.103       60,383
                                                                                2012    1.447       1.595       58,097
                                                                                2011    1.503       1.447       55,452
                                                                                2010    1.313       1.503       78,418
                                                                                2009    0.885       1.313       87,510
                                                                                2008    1.641       0.885      166,185
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................ 2017    1.618       2.208      376,414
                                                                                2016    1.625       1.618      387,406
                                                                                2015    1.475       1.625      383,624
                                                                                2014    1.361       1.475      397,809
                                                                                2013    0.999       1.361      385,728
                                                                                2012    1.030       0.999      384,403
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................ 2012    0.909       1.044           --
                                                                                2011    0.913       0.909       44,597
                                                                                2010    0.825       0.913       46,826
                                                                                2009    0.595       0.825       91,416
                                                                                2008    0.892       0.595       88,279
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07).............. 2017    2.461       2.526      432,081
                                                                                2016    2.419       2.461      541,982
                                                                                2015    2.427       2.419      401,761
                                                                                2014    2.308       2.427      448,783
                                                                                2013    2.377       2.308      466,638
                                                                                2012    2.302       2.377      564,487
                                                                                2011    2.154       2.302    1,164,754
                                                                                2010    2.043       2.154      924,433
                                                                                2009    1.954       2.043      841,340
                                                                                2008    1.855       1.954      809,872
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06).............. 2011    1.008       1.096           --
                                                                                2010    0.877       1.008      652,513
                                                                                2009    0.671       0.877      452,347
                                                                                2008    1.133       0.671      353,152
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)................ 2017   34.950      40.162        6,080
                                                                                2016   29.280      34.950        1,849
                                                                                2015   30.267      29.280          614
                                                                                2014   27.880      30.267          160
                                                                                2013   23.816      27.880           10
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017    1.935       2.402      415,044
                                                                                2016    1.920       1.935      500,420
                                                                                2015    1.953       1.920      521,717
                                                                                2014    2.091       1.953      576,044
                                                                                2013    1.726       2.091      653,976
                                                                                2012    1.467       1.726      763,665
                                                                                2011    1.687       1.467    1,017,526
                                                                                2010    1.569       1.687    1,053,491
                                                                                2009    1.226       1.569    1,082,312
                                                                                2008    2.130       1.226    1,077,589
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017    3.617       4.123      288,328
                                                                                2016    3.000       3.617      458,909
                                                                                2015    3.153       3.000      480,214
                                                                                2014    3.020       3.153      559,236
                                                                                2013    2.192       3.020      556,896
                                                                                2012    1.896       2.192      589,600
                                                                                2011    1.989       1.896      746,055
                                                                                2010    1.576       1.989      809,535
                                                                                2009    1.258       1.576      769,787
                                                                                2008    1.904       1.258      692,763
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07)........................ 2017    4.000       4.834    1,070,530

                            GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   3.603       4.000     1,475,281
                                                                                    2015   3.582       3.603     1,954,690
                                                                                    2014   3.178       3.582     1,910,202
                                                                                    2013   2.421       3.178     1,961,035
                                                                                    2012   2.104       2.421     2,205,793
                                                                                    2011   2.078       2.104     2,985,130
                                                                                    2010   1.820       2.078     3,205,205
                                                                                    2009   1.450       1.820     3,424,479
                                                                                    2008   2.319       1.450     1,173,180
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)......................... 2017   2.126       2.268        77,980
                                                                                    2016   1.811       2.126       700,024
                                                                                    2015   1.942       1.811       719,088
                                                                                    2014   1.781       1.942       706,653
                                                                                    2013   1.360       1.781       726,311
                                                                                    2012   1.200       1.360       686,276
                                                                                    2011   1.183       1.200       622,195
                                                                                    2010   1.093       1.183       577,571
                                                                                    2009   0.990       1.093       553,093
                                                                                    2008   1.443       0.990        57,091
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2017   3.577       3.990     1,091,017
                                                                                    2016   3.302       3.577     1,503,019
                                                                                    2015   3.333       3.302     1,714,226
                                                                                    2014   3.093       3.333     2,027,678
                                                                                    2013   2.620       3.093     2,105,540
                                                                                    2012   2.367       2.620     2,321,778
                                                                                    2011   2.330       2.367     2,608,318
                                                                                    2010   2.133       2.330     2,877,524
                                                                                    2009   1.813       2.133     2,873,547
                                                                                    2008   2.348       1.813     2,878,662
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.679       3.142       448,509
                                                                                    2016   2.356       2.679       446,326
                                                                                    2015   2.374       2.356       520,093
                                                                                    2014   2.155       2.374       570,200
                                                                                    2013   1.597       2.155       611,594
                                                                                    2012   1.378       1.597       260,281
                                                                                    2011   1.374       1.378       426,155
                                                                                    2010   1.241       1.374       269,028
                                                                                    2009   1.033       1.241       316,110
                                                                                    2008   1.540       1.033       335,922
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   4.277       4.921        90,850
                                                                                    2016   3.626       4.277       224,509
                                                                                    2015   3.626       3.626       257,611
                                                                                    2014   3.648       3.626       331,083
                                                                                    2013   2.901       3.648       367,028
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2017   2.977       3.951        20,297
                                                                                    2016   2.950       2.977        14,588
                                                                                    2015   2.686       2.950         8,460
                                                                                    2014   2.483       2.686        35,043
                                                                                    2013   1.800       2.483        35,410
                                                                                    2012   1.526       1.800        19,728
                                                                                    2011   1.556       1.526        17,174
                                                                                    2010   1.341       1.556         6,522
                                                                                    2009   0.943       1.341         2,051
                                                                                    2008   1.535       0.943        18,997
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   3.976       4.843       543,775
                                                                                    2016   3.588       3.976       543,161
                                                                                    2015   3.523       3.588       519,224
                                                                                    2014   3.323       3.523       524,796
                                                                                    2013   2.319       3.323       574,025
                                                                                    2012   2.013       2.319       518,324
                                                                                    2011   1.996       2.013       661,884
                                                                                    2010   1.491       1.996       600,423
                                                                                    2009   1.082       1.491       593,019
                                                                                    2008   1.635       1.082       683,628
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   2.270       2.304        91,073

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.252       2.270       183,167
                                                                                      2015   2.249       2.252       185,112
                                                                                      2014   2.197       2.249       204,776
                                                                                      2013   2.224       2.197       208,259
                                                                                      2012   2.161       2.224       246,951
                                                                                      2011   2.057       2.161       286,013
                                                                                      2010   1.953       2.057       313,579
                                                                                      2009   1.880       1.953       374,483
                                                                                      2008   1.896       1.880       442,793
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2017   5.854       6.520       128,893
                                                                                      2016   4.482       5.854       138,648
                                                                                      2015   4.808       4.482       154,522
                                                                                      2014   4.569       4.808       191,527
                                                                                      2013   3.443       4.569       217,744
                                                                                      2012   3.041       3.443       290,183
                                                                                      2011   3.100       3.041       371,122
                                                                                      2010   2.358       3.100       559,517
                                                                                      2009   1.799       2.358       437,604
                                                                                      2008   2.582       1.799       391,923
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.415       1.358            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.723       1.632            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2017   2.868       3.466     1,875,224
                                                                                      2016   2.678       2.868     2,405,773
                                                                                      2015   2.683       2.678     2,702,760
                                                                                      2014   2.418       2.683     3,166,078
                                                                                      2013   1.857       2.418     3,479,929
                                                                                      2012   1.609       1.857     4,080,504
                                                                                      2011   1.665       1.609     5,678,027
                                                                                      2010   1.432       1.665     5,177,190
                                                                                      2009   1.064       1.432     4,323,092
                                                                                      2008   1.867       1.064     3,733,850
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2017   2.355       2.891        21,716
                                                                                      2016   2.308       2.355        25,722
                                                                                      2015   2.298       2.308        29,143
                                                                                      2014   2.089       2.298        28,469
                                                                                      2013   1.520       2.089        24,844
                                                                                      2012   1.251       1.520        60,314
                                                                                      2011   1.294       1.251        68,707
                                                                                      2010   1.104       1.294       104,921
                                                                                      2009   0.818       1.104       100,461
                                                                                      2008   1.403       0.818        88,755
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2017   3.639       4.084        47,818
                                                                                      2016   3.102       3.639        45,153
                                                                                      2015   3.250       3.102        46,180
                                                                                      2014   3.007       3.250        44,728
                                                                                      2013   2.361       3.007        42,878
                                                                                      2012   2.024       2.361        51,226
                                                                                      2011   2.017       2.024        61,065
                                                                                      2010   1.762       2.017        56,240
                                                                                      2009   1.362       1.762        53,238
                                                                                      2008   2.389       1.362       146,959
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 2017   1.791       2.070         1,294
                                                                                      2016   1.703       1.791       109,747
                                                                                      2015   1.788       1.703            --
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.225       2.048            --
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2017   2.194       2.332            --

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.926       2.194            --
                                                                                  2015   2.011       1.926            --
                                                                                  2014   2.000       2.011            --
                                                                                  2013   1.899       2.000            --
                                                                                  2012   1.672       1.899            --
                                                                                  2011   1.617       1.672         1,867
                                                                                  2010   1.429       1.617        34,927
                                                                                  2009   0.999       1.429        34,927
                                                                                  2008   1.339       0.999        37,512
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)........................ 2017   3.940       4.721       952,916
                                                                                  2016   3.541       3.940     1,037,367
                                                                                  2015   3.622       3.541     1,241,096
                                                                                  2014   3.436       3.622     1,434,741
                                                                                  2013   2.544       3.436     1,564,598
                                                                                  2012   2.234       2.544     1,879,494
                                                                                  2011   2.521       2.234     2,584,570
                                                                                  2010   1.973       2.521     2,275,753
                                                                                  2009   1.420       1.973     1,786,511
                                                                                  2008   2.366       1.420     1,535,912
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2017   1.892       2.641       106,983
                                                                                  2016   1.621       1.892       150,068
                                                                                  2015   2.028       1.621       161,287
                                                                                  2014   2.228       2.028       170,393
                                                                                  2013   2.262       2.228       166,678
                                                                                  2012   2.011       2.262       199,065
                                                                                  2011   2.404       2.011       189,511
                                                                                  2010   2.057       2.404       212,374
                                                                                  2009   1.199       2.057       209,376
                                                                                  2008   2.550       1.199       387,232
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.706       1.979       320,356
                                                                                  2016   1.601       1.706       326,810
                                                                                  2015   1.723       1.601       341,231
                                                                                  2014   1.950       1.723       379,127
                                                                                  2013   1.596       1.950       358,682
                                                                                  2012   1.358       1.596       354,335
                                                                                  2011   1.528       1.358       383,587
                                                                                  2010   1.418       1.528       393,940
                                                                                  2009   1.041       1.418       429,606
                                                                                  2008   1.757       1.041       350,061
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (7/01)................... 2017   2.574       3.252       188,086
                                                                                  2016   2.310       2.574       196,747
                                                                                  2015   2.239       2.310       242,169
                                                                                  2014   2.007       2.239       257,314
                                                                                  2013   1.529       2.007       243,706
                                                                                  2012   1.315       1.529       271,968
                                                                                  2011   1.345       1.315       469,253
                                                                                  2010   1.078       1.345       450,604
                                                                                  2009   0.751       1.078       383,306
                                                                                  2008   1.346       0.751       354,214
 Janus Henderson Global Research Subaccount (Service Shares) (7/01).............. 2017   1.236       1.557        36,270
                                                                                  2016   1.221       1.236        34,324
                                                                                  2015   1.261       1.221        31,626
                                                                                  2014   1.183       1.261        63,321
                                                                                  2013   0.929       1.183        60,230
                                                                                  2012   0.780       0.929        76,860
                                                                                  2011   0.913       0.780        99,145
                                                                                  2010   0.795       0.913        87,463
                                                                                  2009   0.582       0.795       198,279
                                                                                  2008   1.060       0.582       350,259
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.301       2.660       715,142

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   2.288       2.301       864,161
                                                                                  2015   2.342       2.288       909,864
                                                                                  2014   1.957       2.342     1,056,445
                                                                                  2013   1.332       1.957     1,020,430
                                                                                  2012   1.129       1.332     1,045,273
                                                                                  2011   1.108       1.129     1,101,481
                                                                                  2010   0.892       1.108     1,195,312
                                                                                  2009   0.667       0.892     1,413,503
                                                                                  2008   1.126       0.667     1,539,345
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.718       1.733            --
                                                                                  2013   1.308       1.718       790,982
                                                                                  2012   1.145       1.308       815,069
                                                                                  2011   1.227       1.145       893,033
                                                                                  2010   1.059       1.227       990,582
                                                                                  2009   0.824       1.059     1,203,817
                                                                                  2008   1.306       0.824     1,249,595
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2017   2.332       2.771       200,267
                                                                                  2016   2.137       2.332       205,786
                                                                                  2015   2.116       2.137       234,317
                                                                                  2014   1.918       2.116       234,740
                                                                                  2013   1.484       1.918       258,452
                                                                                  2012   1.288       1.484       246,424
                                                                                  2011   1.263       1.288       298,260
                                                                                  2010   1.128       1.263       300,382
                                                                                  2009   0.929       1.128       336,318
                                                                                  2008   1.322       0.929       343,279
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.983       1.072            --
                                                                                  2010   0.884       0.983        23,623
                                                                                  2009   0.728       0.884        24,242
                                                                                  2008   1.026       0.728        19,178
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.549       3.020        19,501
                                                                                  2016   2.230       2.549        25,909
                                                                                  2015   2.344       2.230        34,093
                                                                                  2014   2.076       2.344        47,421
                                                                                  2013   1.658       2.076        46,440
                                                                                  2012   1.461       1.658        52,386
                                                                                  2011   1.362       1.461        28,342
                                                                                  2010   1.221       1.362        29,937
                                                                                  2009   0.999       1.221        21,190
                                                                                  2008   1.547       0.999        19,862
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2017   3.524       4.405        83,560
                                                                                  2016   3.301       3.524        63,989
                                                                                  2015   3.025       3.301        66,982
                                                                                  2014   2.669       3.025        82,679
                                                                                  2013   1.948       2.669        83,114
                                                                                  2012   1.629       1.948        82,769
                                                                                  2011   1.649       1.629       166,723
                                                                                  2010   1.510       1.649       154,347
                                                                                  2009   1.067       1.510        74,119
                                                                                  2008   1.712       1.067        93,392
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   3.422       3.906       228,416
                                                                                  2016   3.046       3.422       241,801
                                                                                  2015   3.155       3.046       268,282
                                                                                  2014   2.841       3.155       276,240
                                                                                  2013   2.159       2.841       288,201
                                                                                  2012   1.865       2.159       488,434
                                                                                  2011   1.787       1.865       790,456
                                                                                  2010   1.643       1.787       783,808
                                                                                  2009   1.327       1.643       585,486
                                                                                  2008   2.074       1.327       604,312
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2017   2.578       3.185        96,566

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.60% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.452
                                                                                           2015   2.579
                                                                                           2014   2.493
                                                                                           2013   1.705
                                                                                           2012   1.437
                                                                                           2011   1.426
                                                                                           2010   1.146
                                                                                           2009   0.807
                                                                                           2008   1.370
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.709
                                                                                           2008   1.141
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.135
                                                                                           2010   1.101
                                                                                           2009   0.861
                                                                                           2008   1.531
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2017   2.715
                                                                                           2016   2.612
                                                                                           2015   2.597
                                                                                           2014   2.621
                                                                                           2013   2.414
                                                                                           2012   2.061
                                                                                           2011   2.024
                                                                                           2010   1.746
                                                                                           2009   1.098
                                                                                           2008   1.578
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.061
                                                                                           2010   0.977
                                                                                           2009   0.837
                                                                                           2008   1.069
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.419
                                                                                           2009   1.424
                                                                                           2008   1.397
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 2009   1.479
                                                                                           2008   1.420
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).................................. 2008   1.027
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2017   2.981
                                                                                           2016   2.823
                                                                                           2015   2.890
                                                                                           2014   2.660
                                                                                           2013   2.254
                                                                                           2012   2.048
                                                                                           2011   2.061
                                                                                           2010   1.849
                                                                                           2009   1.514
                                                                                           2008   2.036
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009   1.086
                                                                                           2008   1.702
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 2009   0.593
                                                                                           2008   1.048
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)......................................... 2017   2.674
                                                                                           2016   2.494
                                                                                           2015   2.807
                                                                                           2014   2.704
                                                                                           2013   2.370
                                                                                           2012   2.092
                                                                                           2011   2.269
                                                                                           2010   1.947
                                                                                           2009   1.223
                                                                                           2008   2.219



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.578       114,122
                                                                                           2.452       158,156
                                                                                           2.579       175,697
                                                                                           2.493       211,622
                                                                                           1.705       369,677
                                                                                           1.437       546,075
                                                                                           1.426       470,162
                                                                                           1.146       402,831
                                                                                           0.807       347,536
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.693            --
                                                                                           0.709     4,140,312
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.226            --
                                                                                           1.135        95,905
                                                                                           1.101        84,537
                                                                                           0.861        89,068
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.853        99,979
                                                                                           2.715        17,367
                                                                                           2.612        18,705
                                                                                           2.597        28,795
                                                                                           2.621        24,862
                                                                                           2.414        21,055
                                                                                           2.061        32,924
                                                                                           2.024        36,777
                                                                                           1.746        30,623
                                                                                           1.098        46,937
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.051            --
                                                                                           1.061        26,071
                                                                                           0.977        62,855
                                                                                           0.837        59,470
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.416            --
                                                                                           1.419            58
                                                                                           1.424     1,026,538
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 1.533            --
                                                                                           1.479     1,631,914
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).................................. 0.956            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 3.460        71,077
                                                                                           2.981       114,374
                                                                                           2.823       110,429
                                                                                           2.890       118,649
                                                                                           2.660       114,854
                                                                                           2.254       112,453
                                                                                           2.048       111,826
                                                                                           2.061       110,723
                                                                                           1.849       123,343
                                                                                           1.514        78,316
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 1.057            --
                                                                                           1.086       216,838
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 0.610            --
                                                                                           0.593         3,421
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)......................................... 2.674            --
                                                                                           2.674            --
                                                                                           2.494         1,070
                                                                                           2.807         1,073
                                                                                           2.704         1,365
                                                                                           2.370         6,837
                                                                                           2.092        31,592
                                                                                           2.269        39,119
                                                                                           1.947       202,527
                                                                                           1.223        29,497

                                   GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........................ 2008   0.917       0.877            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............................. 2017   2.472       3.224        44,278
                                                                                       2016   2.477       2.472        31,530
                                                                                       2015   2.335       2.477        43,723
                                                                                       2014   2.300       2.335        31,946
                                                                                       2013   1.795       2.300        58,786
                                                                                       2012   1.476       1.795        43,491
                                                                                       2011   1.633       1.476        61,935
                                                                                       2010   1.473       1.633        68,332
                                                                                       2009   1.044       1.473        69,361
                                                                                       2008   1.708       1.044       120,682
 American Funds Growth Subaccount (Class 2) (5/04).................................... 2017   2.464       3.136        91,162
                                                                                       2016   2.268       2.464        85,980
                                                                                       2015   2.140       2.268        98,665
                                                                                       2014   1.988       2.140        74,500
                                                                                       2013   1.540       1.988        80,589
                                                                                       2012   1.317       1.540       182,911
                                                                                       2011   1.387       1.317       253,411
                                                                                       2010   1.178       1.387       233,275
                                                                                       2009   0.852       1.178       222,115
                                                                                       2008   1.532       0.852       167,479
 American Funds Growth-Income Subaccount (Class 2) (5/04)............................. 2017   2.206       2.678       105,929
                                                                                       2016   1.994       2.206        95,257
                                                                                       2015   1.981       1.994       138,456
                                                                                       2014   1.805       1.981        94,409
                                                                                       2013   1.363       1.805       101,424
                                                                                       2012   1.170       1.363       108,938
                                                                                       2011   1.201       1.170       118,697
                                                                                       2010   1.086       1.201       135,008
                                                                                       2009   0.834       1.086       123,680
                                                                                       2008   1.353       0.834        97,490
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.561       2.475            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2017   2.784       2.987     1,403,346
                                                                                       2016   2.453       2.784     1,255,905
                                                                                       2015   2.566       2.453     1,064,018
                                                                                       2014   2.498       2.566       793,569
                                                                                       2013   2.292       2.498       275,613
                                                                                       2012   1.976       2.292       272,317
                                                                                       2011   1.941       1.976       276,989
                                                                                       2010   1.683       1.941       419,238
                                                                                       2009   1.152       1.683       438,838
                                                                                       2008   1.530       1.152       494,734
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2017   1.516       1.849     2,855,684
                                                                                       2016   1.402       1.516     2,675,982
                                                                                       2015   1.442       1.402     2,925,909
                                                                                       2014   1.384       1.442     2,945,388
                                                                                       2013   1.077       1.384     4,122,273
                                                                                       2012   0.930       1.077     4,174,272
                                                                                       2011   1.081       0.930     4,009,043
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2017   2.298       2.546        92,519
                                                                                       2016   1.765       2.298       212,308
                                                                                       2015   1.880       1.765       196,257
                                                                                       2014   1.864       1.880       208,208
                                                                                       2013   1.418       1.864       230,924
                                                                                       2012   1.212       1.418       308,692
                                                                                       2011   1.342       1.212       335,134
                                                                                       2010   1.128       1.342       373,183
                                                                                       2009   0.900       1.128       381,485
                                                                                       2008   1.292       0.900       394,187
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.932       3.740       167,664

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.643
                                                                                           2015   3.085
                                                                                           2014   3.317
                                                                                           2013   3.512
                                                                                           2012   2.973
                                                                                           2011   3.673
                                                                                           2010   2.986
                                                                                           2009   1.779
                                                                                           2008   4.020
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 2009   0.641
                                                                                           2008   1.127
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2017   2.307
                                                                                           2016   2.148
                                                                                           2015   2.073
                                                                                           2014   1.839
                                                                                           2013   1.382
                                                                                           2012   1.227
                                                                                           2011   1.234
                                                                                           2010   1.105
                                                                                           2009   0.935
                                                                                           2008   1.503
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 2017   1.249
                                                                                           2016   1.245
                                                                                           2015   1.270
                                                                                           2014   1.126
                                                                                           2013   1.094
                                                                                           2012   0.874
                                                                                           2011   0.930
                                                                                           2010   0.806
                                                                                           2009   0.601
                                                                                           2008   1.037
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 2014   3.871
                                                                                           2013   3.022
                                                                                           2012   2.480
                                                                                           2011   2.698
                                                                                           2010   2.480
                                                                                           2009   1.745
                                                                                           2008   3.026
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2017   4.445
                                                                                           2016   4.351
                                                                                           2015   4.559
                                                                                           2014   4.030
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2017   1.602
                                                                                           2016   1.573
                                                                                           2015   1.652
                                                                                           2014   1.399
                                                                                           2013   0.968
                                                                                           2012   0.822
                                                                                           2011   0.802
                                                                                           2010   0.653
                                                                                           2009   0.495
                                                                                           2008   0.783
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.433
                                                                                           2016   1.340
                                                                                           2015   1.360
                                                                                           2014   1.293
                                                                                           2013   1.100
                                                                                           2012   0.976
                                                                                           2011   1.006
                                                                                           2010   0.904
                                                                                           2009   0.704
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.452



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.932       163,523
                                                                                           2.643       117,305
                                                                                           3.085       118,246
                                                                                           3.317       135,404
                                                                                           3.512       121,243
                                                                                           2.973       118,155
                                                                                           3.673       163,240
                                                                                           2.986       155,305
                                                                                           1.779       138,295
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)................... 0.611            --
                                                                                           0.641       796,158
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).............. 2.791       162,038
                                                                                           2.307       161,188
                                                                                           2.148       189,924
                                                                                           2.073       218,378
                                                                                           1.839       241,202
                                                                                           1.382       276,003
                                                                                           1.227       335,282
                                                                                           1.234       388,161
                                                                                           1.105       436,974
                                                                                           0.935       412,186
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)............................. 1.375     2,531,746
                                                                                           1.249     2,155,624
                                                                                           1.245     1,922,454
                                                                                           1.270     1,385,560
                                                                                           1.126       580,250
                                                                                           1.094       559,717
                                                                                           0.874       572,860
                                                                                           0.930       622,625
                                                                                           0.806       633,592
                                                                                           0.601       570,444
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....................... 4.042            --
                                                                                           3.871       491,279
                                                                                           3.022       443,300
                                                                                           2.480       453,337
                                                                                           2.698       585,963
                                                                                           2.480       670,421
                                                                                           1.745       801,772
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 5.234     1,187,614
                                                                                           4.445     1,082,050
                                                                                           4.351     1,007,649
                                                                                           4.559       706,102
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.882       524,760
                                                                                           1.602       456,779
                                                                                           1.573       472,233
                                                                                           1.652       323,261
                                                                                           1.399       169,680
                                                                                           0.968       107,365
                                                                                           0.822        84,804
                                                                                           0.802        66,433
                                                                                           0.653        26,523
                                                                                           0.495        43,706
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.661       219,159
                                                                                           1.433       284,030
                                                                                           1.340       483,542
                                                                                           1.360       377,550
                                                                                           1.293       344,316
                                                                                           1.100       281,936
                                                                                           0.976       267,436
                                                                                           1.006       261,865
                                                                                           0.904       138,065
                                                                                           0.704       127,258
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.748       100,914

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.343
                                                                                           2015   1.364
                                                                                           2014   1.293
                                                                                           2013   1.042
                                                                                           2012   0.904
                                                                                           2011   0.957
                                                                                           2010   0.850
                                                                                           2009   0.639
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.396
                                                                                           2016   1.315
                                                                                           2015   1.335
                                                                                           2014   1.268
                                                                                           2013   1.126
                                                                                           2012   1.024
                                                                                           2011   1.031
                                                                                           2010   0.945
                                                                                           2009   0.772
                                                                                           2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2017   2.095
                                                                                           2016   1.948
                                                                                           2015   2.052
                                                                                           2014   2.189
                                                                                           2013   1.687
                                                                                           2012   1.314
                                                                                           2011   1.539
                                                                                           2010   1.330
                                                                                           2009   0.862
                                                                                           2008   1.466
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2017   2.805
                                                                                           2016   2.411
                                                                                           2015   2.585
                                                                                           2014   2.383
                                                                                           2013   1.774
                                                                                           2012   1.509
                                                                                           2011   1.544
                                                                                           2010   1.355
                                                                                           2009   1.080
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2017   2.500
                                                                                           2016   2.256
                                                                                           2015   2.306
                                                                                           2014   2.149
                                                                                           2013   1.541
                                                                                           2012   1.311
                                                                                           2011   1.333
                                                                                           2010   1.063
                                                                                           2009   0.798
                                                                                           2008   1.310
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2017   2.059
                                                                                           2016   1.586
                                                                                           2015   1.724
                                                                                           2014   1.661
                                                                                           2013   1.256
                                                                                           2012   1.095
                                                                                           2011   1.228
                                                                                           2010   1.036
                                                                                           2009   0.809
                                                                                           2008   1.090
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 2009   1.662
                                                                                           2008   2.241
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................................ 2011   0.689
                                                                                           2010   0.647
                                                                                           2009   0.473
                                                                                           2008   0.902
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)........................... 2017   4.673



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.452       229,452
                                                                                           1.343       292,574
                                                                                           1.364       237,818
                                                                                           1.293       186,844
                                                                                           1.042       148,939
                                                                                           0.904       222,507
                                                                                           0.957       210,264
                                                                                           0.850       145,706
                                                                                           0.639        33,114
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.564        30,390
                                                                                           1.396        23,518
                                                                                           1.315        18,467
                                                                                           1.335        18,683
                                                                                           1.268        28,361
                                                                                           1.126        12,877
                                                                                           1.024         7,940
                                                                                           1.031        12,461
                                                                                           0.945        17,485
                                                                                           0.772        16,998
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2.718       396,285
                                                                                           2.095       495,116
                                                                                           1.948       554,077
                                                                                           2.052       501,418
                                                                                           2.189       629,412
                                                                                           1.687       658,953
                                                                                           1.314       631,730
                                                                                           1.539       750,109
                                                                                           1.330       757,256
                                                                                           0.862       754,532
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 3.285        27,618
                                                                                           2.805        44,757
                                                                                           2.411        46,625
                                                                                           2.585        49,221
                                                                                           2.383        92,501
                                                                                           1.774        21,917
                                                                                           1.509        25,264
                                                                                           1.544        19,392
                                                                                           1.355        13,794
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 3.115        77,935
                                                                                           2.500        65,217
                                                                                           2.256        58,880
                                                                                           2.306        30,303
                                                                                           2.149         6,791
                                                                                           1.541         2,378
                                                                                           1.311           978
                                                                                           1.333           167
                                                                                           1.063            --
                                                                                           0.798            --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2.117        68,537
                                                                                           2.059        61,478
                                                                                           1.586        48,383
                                                                                           1.724        31,396
                                                                                           1.661        19,560
                                                                                           1.256        13,741
                                                                                           1.095         6,118
                                                                                           1.228         2,457
                                                                                           1.036            --
                                                                                           0.809            --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)..................... 1.648            --
                                                                                           1.662     1,402,647
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................................ 0.734            --
                                                                                           0.689           636
                                                                                           0.647           849
                                                                                           0.473            --
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07)........................... 5.717            --

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016    4.485       4.673           --
                                                                              2015    4.456       4.485           --
                                                                              2014    4.329       4.456           --
                                                                              2013    3.719       4.329           --
                                                                              2012    3.197       3.719           --
                                                                              2011    3.264       3.197           --
                                                                              2010    2.688       3.264           --
                                                                              2009    1.922       2.688           --
                                                                              2008    3.181       1.922           --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017    2.838       2.838           --
                                                                              2016    2.747       2.838           --
                                                                              2015    2.822       2.747       19,919
                                                                              2014    2.706       2.822        7,606
                                                                              2013    2.522       2.706        3,394
                                                                              2012    2.246       2.522        6,794
                                                                              2011    2.160       2.246        6,125
                                                                              2010    1.924       2.160       25,786
                                                                              2009    1.414       1.924       22,337
                                                                              2008    1.747       1.414       22,931
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)......... 2017   12.503      14.331        5,856
                                                                              2016   12.077      12.503        4,707
                                                                              2015   12.323      12.077        2,254
                                                                              2014   11.369      12.323          890
                                                                              2013   10.829      11.369           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017    1.471       1.870      289,948
                                                                              2016    1.495       1.471      304,285
                                                                              2015    1.535       1.495      464,277
                                                                              2014    1.662       1.535      474,845
                                                                              2013    1.405       1.662      688,149
                                                                              2012    1.214       1.405      835,491
                                                                              2011    1.370       1.214      919,063
                                                                              2010    1.240       1.370      414,854
                                                                              2009    0.950       1.240      567,735
                                                                              2008    1.662       0.950      518,681
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013    2.575       2.798           --
                                                                              2012    2.459       2.575      222,135
                                                                              2011    2.612       2.459      226,771
                                                                              2010    2.137       2.612      317,112
                                                                              2009    1.570       2.137      314,630
                                                                              2008    1.098       1.570      335,949
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2017    1.268       1.761           --
                                                                              2016    1.397       1.268        2,699
                                                                              2015    1.483       1.397        2,699
                                                                              2014    1.479       1.483        2,699
                                                                              2013    1.073       1.479        7,753
                                                                              2012    0.990       1.073        6,325
                                                                              2011    1.072       0.990        4,881
                                                                              2010    0.818       1.072       11,229
                                                                              2009    0.524       0.818       13,396
                                                                              2008    0.940       0.524       13,775
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012    0.898       1.011           --
                                                                              2011    0.914       0.898       40,844
                                                                              2010    0.840       0.914       19,688
                                                                              2009    0.588       0.840        3,374
                                                                              2008    1.044       0.588        1,559
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06)................. 2017    1.541       2.096        4,087
                                                                              2016    1.546       1.541        4,087
                                                                              2015    1.496       1.546        4,087
                                                                              2014    1.472       1.496           --
                                                                              2013    1.165       1.472           --
                                                                              2012    0.966       1.165           --
                                                                              2011    1.061       0.966           --
                                                                              2010    0.920       1.061           --
                                                                              2009    0.661       0.920           --
                                                                              2008    1.118       0.661           --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)................. 2017    1.498       2.033    5,732,200

                            GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016    1.507       1.498    5,033,952
                                                                                    2015    1.462       1.507    4,266,674
                                                                                    2014    1.442       1.462    2,758,706
                                                                                    2013    1.144       1.442      702,798
                                                                                    2012    0.952       1.144      376,449
                                                                                    2011    1.047       0.952      311,976
                                                                                    2010    0.911       1.047      266,703
                                                                                    2009    0.657       0.911      252,599
                                                                                    2008    1.113       0.657      224,215
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).................. 2017    1.418       1.460    2,081,613
                                                                                    2016    1.359       1.418    1,566,670
                                                                                    2015    1.411       1.359    1,182,973
                                                                                    2014    1.378       1.411      810,418
                                                                                    2013    1.526       1.378       88,452
                                                                                    2012    1.407       1.526       48,917
                                                                                    2011    1.273       1.407       38,489
                                                                                    2010    1.188       1.273       27,151
                                                                                    2009    1.012       1.188          146
                                                                                    2008    1.092       1.012           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).............................. 2017    2.049       2.124      448,763
                                                                                    2016    2.013       2.049      409,320
                                                                                    2015    2.029       2.013      400,631
                                                                                    2014    1.963       2.029      443,329
                                                                                    2013    2.017       1.963      623,867
                                                                                    2012    1.861       2.017      746,860
                                                                                    2011    1.819       1.861      692,215
                                                                                    2010    1.695       1.819      986,894
                                                                                    2009    1.513       1.695    1,014,204
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).................................... 2017    2.373       2.373           --
                                                                                    2016    2.353       2.373           --
                                                                                    2015    2.371       2.353      159,524
                                                                                    2014    2.150       2.371      165,932
                                                                                    2013    1.628       2.150      216,269
                                                                                    2012    1.484       1.628      224,371
                                                                                    2011    1.568       1.484      268,870
                                                                                    2010    1.360       1.568      315,749
                                                                                    2009    1.106       1.360      305,700
                                                                                    2008    1.660       1.106      285,979
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)........................ 2017    2.732       2.732           --
                                                                                    2016    2.659       2.732           --
                                                                                    2015    2.715       2.659      117,712
                                                                                    2014    2.617       2.715      135,190
                                                                                    2013    2.598       2.617      144,065
                                                                                    2012    2.346       2.598      204,538
                                                                                    2011    2.282       2.346      205,706
                                                                                    2010    2.051       2.282      289,517
                                                                                    2009    1.553       2.051      343,687
                                                                                    2008    1.754       1.553      306,265
 BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)....... 2017   11.827      13.665        2,717
                                                                                    2016   11.401      11.827        2,103
                                                                                    2015   11.638      11.401        1,453
                                                                                    2014   10.799      11.638          766
                                                                                    2013   10.218      10.799          127
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)................... 2017    1.762       2.044    4,139,633
                                                                                    2016    1.532       1.762    3,800,650
                                                                                    2015    1.601       1.532    3,362,972
                                                                                    2014    1.425       1.601    2,356,801
                                                                                    2013    1.074       1.425      524,200
                                                                                    2012    0.917       1.074      288,782
                                                                                    2011    0.963       0.917      338,768
                                                                                    2010    0.830       0.963      356,299
                                                                                    2009    0.707       0.830      401,545
                                                                                    2008    1.118       0.707      405,252
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................... 2017    2.045       2.375      727,720
                                                                                    2016    1.776       2.045      880,760
                                                                                    2015    1.855       1.776    1,017,045
                                                                                    2014    1.691       1.855      863,161
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07).................. 2017    2.087       2.267      137,250

                       GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2016   1.822       2.087        128,001
                                                                           2015   2.018       1.822        132,669
                                                                           2014   1.855       2.018        126,472
                                                                           2013   1.435       1.855        146,908
                                                                           2012   1.261       1.435        149,033
                                                                           2011   1.320       1.261        264,062
                                                                           2010   1.060       1.320        191,893
                                                                           2009   0.845       1.060        181,879
                                                                           2008   1.390       0.845        127,758
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   2.107       2.176        727,347
                                                                           2016   2.060       2.107        522,651
                                                                           2015   2.064       2.060        415,905
                                                                           2014   1.943       2.064        269,302
                                                                           2013   1.974       1.943        148,288
                                                                           2012   1.850       1.974        149,519
                                                                           2011   1.750       1.850        144,927
                                                                           2010   1.628       1.750        247,765
                                                                           2009   1.499       1.628        255,792
                                                                           2008   1.565       1.499        265,936
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.975       2.624      2,934,165
                                                                           2016   1.989       1.975      3,059,241
                                                                           2015   1.887       1.989      3,472,399
                                                                           2014   1.747       1.887      3,768,735
                                                                           2013   1.312       1.747      4,183,212
                                                                           2012   1.156       1.312      4,803,119
                                                                           2011   1.280       1.156      5,248,481
                                                                           2010   1.077       1.280      5,918,628
                                                                           2009   0.851       1.077      6,188,616
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.176       2.268             --
                                                                           2008   3.349       2.176             --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   1.229       1.230     12,893,106
                                                                           2016   1.235       1.229      9,876,524
                                                                           2015   1.245       1.235      6,914,751
                                                                           2014   1.255       1.245      4,391,668
                                                                           2013   1.265       1.255      1,951,321
                                                                           2012   1.275       1.265      1,452,020
                                                                           2011   1.285       1.275      1,337,454
                                                                           2010   1.295       1.285      1,449,295
                                                                           2009   1.300       1.295      1,691,763
                                                                           2008   1.274       1.300      1,960,772
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.490       1.581        272,187
                                                                           2016   1.437       1.490        312,365
                                                                           2015   1.457       1.437        298,627
                                                                           2014   1.406       1.457        353,240
                                                                           2013   1.359       1.406        190,581
                                                                           2012   1.255       1.359        182,322
                                                                           2011   1.225       1.255        134,156
                                                                           2010   1.122       1.225        170,454
                                                                           2009   0.939       1.122        219,536
                                                                           2008   1.105       0.939        168,100
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....... 2017   1.545       1.696      1,281,385
                                                                           2016   1.468       1.545      1,441,319
                                                                           2015   1.496       1.468      1,929,530
                                                                           2014   1.437       1.496      1,711,151
                                                                           2013   1.306       1.437      1,860,925
                                                                           2012   1.181       1.306      2,295,330
                                                                           2011   1.178       1.181      2,276,532
                                                                           2010   1.065       1.178      2,646,337
                                                                           2009   0.868       1.065      3,407,282
                                                                           2008   1.116       0.868      2,960,835
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....... 2017   1.571       1.788     10,926,408

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.479
                                                                                           2015   1.510
                                                                                           2014   1.449
                                                                                           2013   1.238
                                                                                           2012   1.102
                                                                                           2011   1.126
                                                                                           2010   1.003
                                                                                           2009   0.799
                                                                                           2008   1.129
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 2017   1.576
                                                                                           2016   1.469
                                                                                           2015   1.506
                                                                                           2014   1.443
                                                                                           2013   1.170
                                                                                           2012   1.022
                                                                                           2011   1.071
                                                                                           2010   0.941
                                                                                           2009   0.735
                                                                                           2008   1.141
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 2017   2.837
                                                                                           2016   2.673
                                                                                           2015   2.627
                                                                                           2014   2.395
                                                                                           2013   2.002
                                                                                           2012   1.796
                                                                                           2011   1.744
                                                                                           2010   1.604
                                                                                           2009   1.378
                                                                                           2008   1.847
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   2.011
                                                                                           2016   1.889
                                                                                           2015   1.859
                                                                                           2014   1.694
                                                                                           2013   1.277
                                                                                           2012   1.141
                                                                                           2011   1.198
                                                                                           2010   1.078
                                                                                           2009   0.824
                                                                                           2008   1.327
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.651
                                                                                           2008   1.098
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.791
                                                                                           2008   1.446
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.540
                                                                                           2012   1.343
                                                                                           2011   1.444
                                                                                           2010   1.272
                                                                                           2009   1.053
                                                                                           2008   1.740
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.393
                                                                                           2016   2.291
                                                                                           2015   2.247
                                                                                           2014   2.040
                                                                                           2013   1.550
                                                                                           2012   1.410
                                                                                           2011   1.467
                                                                                           2010   1.284
                                                                                           2009   0.867
                                                                                           2008   1.611
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 2017   1.567
                                                                                           2016   1.577
                                                                                           2015   1.435
                                                                                           2014   1.326
                                                                                           2013   0.976
                                                                                           2012   1.010
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2012   0.890



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.571     12,125,947
                                                                                           1.479     13,557,797
                                                                                           1.510     13,126,154
                                                                                           1.449     12,788,678
                                                                                           1.238     13,723,391
                                                                                           1.102     14,564,765
                                                                                           1.126     14,648,560
                                                                                           1.003     17,633,812
                                                                                           0.799     21,968,516
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 1.863     10,060,236
                                                                                           1.576     10,594,184
                                                                                           1.469     11,900,735
                                                                                           1.506     11,985,397
                                                                                           1.443     13,714,799
                                                                                           1.170     15,362,093
                                                                                           1.022     16,177,775
                                                                                           1.071     16,565,115
                                                                                           0.941     18,592,958
                                                                                           0.735     20,641,601
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 3.241        905,726
                                                                                           2.837        918,187
                                                                                           2.673        867,166
                                                                                           2.627        766,359
                                                                                           2.395        781,560
                                                                                           2.002        863,177
                                                                                           1.796        970,067
                                                                                           1.744      1,111,066
                                                                                           1.604      1,294,596
                                                                                           1.378             --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.376      1,849,872
                                                                                           2.011      2,024,362
                                                                                           1.889      2,135,253
                                                                                           1.859      2,371,019
                                                                                           1.694      2,573,273
                                                                                           1.277      2,888,276
                                                                                           1.141      3,131,196
                                                                                           1.198      3,497,472
                                                                                           1.078      3,633,309
                                                                                           0.824      3,950,051
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.646             --
                                                                                           0.651         65,305
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.828             --
                                                                                           0.791      6,253,994
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.700             --
                                                                                           1.540      1,164,652
                                                                                           1.343      1,193,551
                                                                                           1.444      1,344,022
                                                                                           1.272      1,524,567
                                                                                           1.053      1,716,197
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.971        343,497
                                                                                           2.393        330,859
                                                                                           2.291        349,875
                                                                                           2.247        362,268
                                                                                           2.040        416,381
                                                                                           1.550        485,720
                                                                                           1.410        514,795
                                                                                           1.467        570,859
                                                                                           1.284        595,283
                                                                                           0.867        672,349
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 2.135      2,072,668
                                                                                           1.567      1,803,672
                                                                                           1.577      1,652,159
                                                                                           1.435      1,001,461
                                                                                           1.326        258,442
                                                                                           0.976         93,273
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 1.020             --

                          GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2011    0.895       0.890       60,536
                                                                                2010    0.811       0.895      127,942
                                                                                2009    0.586       0.811      131,679
                                                                                2008    0.879       0.586      120,787
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07).............. 2017    2.363       2.421    1,323,538
                                                                                2016    2.327       2.363    1,458,344
                                                                                2015    2.340       2.327    1,439,454
                                                                                2014    2.230       2.340    1,589,023
                                                                                2013    2.301       2.230    1,876,784
                                                                                2012    2.232       2.301    2,237,594
                                                                                2011    2.093       2.232    2,438,991
                                                                                2010    1.990       2.093    2,724,405
                                                                                2009    1.907       1.990    3,101,195
                                                                                2008    1.814       1.907    4,013,665
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06).............. 2011    0.998       1.085           --
                                                                                2010    0.870       0.998    4,286,903
                                                                                2009    0.667       0.870    4,106,955
                                                                                2008    1.129       0.667    3,721,661
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)................ 2017   33.815      38.781       33,391
                                                                                2016   28.386      33.815       26,438
                                                                                2015   29.401      28.386       14,826
                                                                                2014   27.138      29.401        5,732
                                                                                2013   23.213      27.138          151
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017    1.858       2.302    1,944,439
                                                                                2016    1.848       1.858    1,999,202
                                                                                2015    1.883       1.848    1,961,613
                                                                                2014    2.020       1.883    2,022,826
                                                                                2013    1.671       2.020    2,543,216
                                                                                2012    1.423       1.671    2,726,584
                                                                                2011    1.640       1.423    2,946,444
                                                                                2010    1.528       1.640    3,333,900
                                                                                2009    1.197       1.528    3,488,293
                                                                                2008    2.083       1.197    4,020,055
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017    3.473       3.951    1,331,959
                                                                                2016    2.887       3.473    1,415,859
                                                                                2015    3.040       2.887    1,466,856
                                                                                2014    2.917       3.040    1,590,269
                                                                                2013    2.122       2.917    2,162,980
                                                                                2012    1.839       2.122    2,286,375
                                                                                2011    1.933       1.839    2,443,919
                                                                                2010    1.535       1.933    2,789,196
                                                                                2009    1.228       1.535    2,843,543
                                                                                2008    1.861       1.228    3,165,967
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07)........................ 2017    3.841       4.633    4,015,344
                                                                                2016    3.467       3.841    3,875,044
                                                                                2015    3.454       3.467    3,841,124
                                                                                2014    3.070       3.454    3,555,720
                                                                                2013    2.344       3.070    4,187,993
                                                                                2012    2.041       2.344    4,459,599
                                                                                2011    2.020       2.041    4,734,786
                                                                                2010    1.773       2.020    5,232,895
                                                                                2009    1.415       1.773    5,530,262
                                                                                2008    2.268       1.415    4,190,003
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)..................... 2017    2.064       2.198      190,872
                                                                                2016    1.762       2.064      116,682
                                                                                2015    1.893       1.762       58,316
                                                                                2014    1.740       1.893       52,570
                                                                                2013    1.331       1.740       50,695
                                                                                2012    1.177       1.331       86,216
                                                                                2011    1.163       1.177      106,431
                                                                                2010    1.076       1.163       97,332
                                                                                2009    0.977       1.076       94,288
                                                                                2008    1.426       0.977       16,423
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2017    3.435       3.824    1,394,642

                            GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   3.177       3.435     1,415,611
                                                                                    2015   3.214       3.177     1,526,460
                                                                                    2014   2.988       3.214     1,255,764
                                                                                    2013   2.536       2.988     1,022,735
                                                                                    2012   2.296       2.536       976,550
                                                                                    2011   2.265       2.296     1,125,594
                                                                                    2010   2.078       2.265     1,293,733
                                                                                    2009   1.770       2.078     1,390,275
                                                                                    2008   2.296       1.770     1,515,607
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.612       3.058       779,608
                                                                                    2016   2.302       2.612       852,000
                                                                                    2015   2.324       2.302       984,039
                                                                                    2014   2.114       2.324     1,050,882
                                                                                    2013   1.570       2.114     1,171,301
                                                                                    2012   1.357       1.570       205,950
                                                                                    2011   1.356       1.357       307,425
                                                                                    2010   1.227       1.356       294,778
                                                                                    2009   1.024       1.227       287,985
                                                                                    2008   1.529       1.024       172,127
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   4.124       4.735       145,240
                                                                                    2016   3.502       4.124       139,033
                                                                                    2015   3.510       3.502       200,335
                                                                                    2014   3.538       3.510       187,993
                                                                                    2013   2.818       3.538       212,435
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2017   2.871       3.802       315,676
                                                                                    2016   2.851       2.871       267,245
                                                                                    2015   2.600       2.851       225,415
                                                                                    2014   2.409       2.600       185,531
                                                                                    2013   1.750       2.409       139,936
                                                                                    2012   1.486       1.750        87,398
                                                                                    2011   1.518       1.486        89,051
                                                                                    2010   1.311       1.518        66,274
                                                                                    2009   0.924       1.311        20,101
                                                                                    2008   1.506       0.924            --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   3.833       4.660       595,438
                                                                                    2016   3.466       3.833       656,870
                                                                                    2015   3.410       3.466       688,423
                                                                                    2014   3.223       3.410       756,295
                                                                                    2013   2.254       3.223       939,111
                                                                                    2012   1.960       2.254     1,000,932
                                                                                    2011   1.947       1.960     1,110,510
                                                                                    2010   1.458       1.947     1,254,346
                                                                                    2009   1.060       1.458     1,323,051
                                                                                    2008   1.604       1.060     1,364,872
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   2.180       2.208     1,052,482
                                                                                    2016   2.167       2.180       924,521
                                                                                    2015   2.168       2.167       729,658
                                                                                    2014   2.123       2.168       548,906
                                                                                    2013   2.153       2.123       207,469
                                                                                    2012   2.096       2.153       254,957
                                                                                    2011   2.000       2.096       268,509
                                                                                    2010   1.902       2.000       342,855
                                                                                    2009   1.835       1.902       431,768
                                                                                    2008   1.854       1.835       517,198
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98).......... 2017   5.644       6.274       104,123
                                                                                    2016   4.329       5.644       106,226
                                                                                    2015   4.654       4.329       107,717
                                                                                    2014   4.431       4.654       120,415
                                                                                    2013   3.346       4.431       280,891
                                                                                    2012   2.961       3.346       320,646
                                                                                    2011   3.025       2.961       374,903
                                                                                    2010   2.305       3.025       397,309
                                                                                    2009   1.763       2.305       393,993
                                                                                    2008   2.534       1.763       377,676
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 2008   1.388       1.332            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................. 2008   1.691       1.601            --

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2017   2.779       3.352       572,471
                                                                                      2016   2.601       2.779       550,225
                                                                                      2015   2.611       2.601       553,711
                                                                                      2014   2.357       2.611       510,921
                                                                                      2013   1.814       2.357       745,118
                                                                                      2012   1.575       1.814       873,350
                                                                                      2011   1.633       1.575       979,830
                                                                                      2010   1.408       1.633     1,034,999
                                                                                      2009   1.048       1.408     1,169,601
                                                                                      2008   1.842       1.048     1,169,357
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2017   2.282       2.796        13,751
                                                                                      2016   2.241       2.282        13,751
                                                                                      2015   2.236       2.241        39,899
                                                                                      2014   2.037       2.236        39,899
                                                                                      2013   1.485       2.037        38,801
                                                                                      2012   1.225       1.485        31,972
                                                                                      2011   1.270       1.225        26,834
                                                                                      2010   1.085       1.270        40,243
                                                                                      2009   0.805       1.085        39,370
                                                                                      2008   1.384       0.805        43,976
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2017   3.495       3.914         1,424
                                                                                      2016   2.985       3.495         1,424
                                                                                      2015   3.133       2.985         1,424
                                                                                      2014   2.905       3.133            --
                                                                                      2013   2.285       2.905            --
                                                                                      2012   1.964       2.285            --
                                                                                      2011   1.960       1.964            --
                                                                                      2010   1.716       1.960            --
                                                                                      2009   1.329       1.716            --
                                                                                      2008   2.335       1.329            --
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 2017   1.749       2.018         8,692
                                                                                      2016   1.667       1.749         8,692
                                                                                      2015   1.752       1.667            --
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.175       2.001            --
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2017   2.107       2.235            --
                                                                                      2016   1.853       2.107            --
                                                                                      2015   1.939       1.853            --
                                                                                      2014   1.932       1.939            --
                                                                                      2013   1.838       1.932            --
                                                                                      2012   1.622       1.838            --
                                                                                      2011   1.572       1.622            --
                                                                                      2010   1.392       1.572            --
                                                                                      2009   0.975       1.392            --
                                                                                      2008   1.310       0.975            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2017   3.818       4.566     2,576,132
                                                                                      2016   3.439       3.818     2,292,552
                                                                                      2015   3.524       3.439     1,997,561
                                                                                      2014   3.350       3.524     1,412,479
                                                                                      2013   2.486       3.350       792,885
                                                                                      2012   2.187       2.486       673,835
                                                                                      2011   2.473       2.187       824,587
                                                                                      2010   1.939       2.473       926,233
                                                                                      2009   1.399       1.939       868,005
                                                                                      2008   2.334       1.399       778,711
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2017   1.845       2.570       103,914
                                                                                      2016   1.584       1.845        83,836
                                                                                      2015   1.986       1.584        76,776
                                                                                      2014   2.185       1.986        62,998
                                                                                      2013   2.223       2.185        49,596
                                                                                      2012   1.980       2.223        46,457
                                                                                      2011   2.372       1.980        40,539
                                                                                      2010   2.034       2.372        34,292
                                                                                      2009   1.188       2.034        15,493
                                                                                      2008   2.532       1.188        13,032
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................ 2017   1.663       1.926        98,210

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.564       1.663        94,069
                                                                                  2015   1.686       1.564        46,778
                                                                                  2014   1.913       1.686        36,844
                                                                                  2013   1.568       1.913        57,348
                                                                                  2012   1.337       1.568       100,488
                                                                                  2011   1.508       1.337        90,811
                                                                                  2010   1.402       1.508        95,027
                                                                                  2009   1.032       1.402       111,986
                                                                                  2008   1.744       1.032        41,486
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (7/01)................... 2017   2.494       3.145       155,123
                                                                                  2016   2.243       2.494       162,255
                                                                                  2015   2.179       2.243       139,437
                                                                                  2014   1.957       2.179       115,764
                                                                                  2013   1.494       1.957       178,610
                                                                                  2012   1.287       1.494       113,604
                                                                                  2011   1.319       1.287       117,567
                                                                                  2010   1.060       1.319       144,776
                                                                                  2009   0.740       1.060       126,535
                                                                                  2008   1.328       0.740        96,775
 Janus Henderson Global Research Subaccount (Service Shares) (7/01).............. 2017   1.198       1.506        26,963
                                                                                  2016   1.186       1.198        26,963
                                                                                  2015   1.227       1.186        38,545
                                                                                  2014   1.154       1.227        38,135
                                                                                  2013   0.908       1.154        52,881
                                                                                  2012   0.764       0.908        57,658
                                                                                  2011   0.895       0.764        71,744
                                                                                  2010   0.781       0.895       157,931
                                                                                  2009   0.573       0.781       151,838
                                                                                  2008   1.046       0.573       234,801
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.230       2.573       415,736
                                                                                  2016   2.221       2.230       574,035
                                                                                  2015   2.279       2.221       705,331
                                                                                  2014   1.908       2.279       666,380
                                                                                  2013   1.301       1.908       798,330
                                                                                  2012   1.105       1.301       818,588
                                                                                  2011   1.087       1.105       900,024
                                                                                  2010   0.877       1.087     1,110,105
                                                                                  2009   0.657       0.877     1,203,747
                                                                                  2008   1.111       0.657     1,460,329
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.675       1.688            --
                                                                                  2013   1.278       1.675       946,918
                                                                                  2012   1.120       1.278       997,587
                                                                                  2011   1.204       1.120     1,014,699
                                                                                  2010   1.041       1.204     1,134,861
                                                                                  2009   0.811       1.041     1,279,307
                                                                                  2008   1.289       0.811     1,554,778
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2017   2.260       2.680       246,066
                                                                                  2016   2.075       2.260       223,528
                                                                                  2015   2.059       2.075       225,372
                                                                                  2014   1.870       2.059       175,821
                                                                                  2013   1.450       1.870       135,184
                                                                                  2012   1.260       1.450       123,849
                                                                                  2011   1.238       1.260       126,706
                                                                                  2010   1.108       1.238       138,304
                                                                                  2009   0.915       1.108       128,557
                                                                                  2008   1.305       0.915       123,669
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.964       1.050            --
                                                                                  2010   0.869       0.964        88,598
                                                                                  2009   0.717       0.869        92,353
                                                                                  2008   1.012       0.717        83,877
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.457       2.905        54,320

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.154
                                                                                           2015   2.269
                                                                                           2014   2.013
                                                                                           2013   1.612
                                                                                           2012   1.422
                                                                                           2011   1.329
                                                                                           2010   1.193
                                                                                           2009   0.979
                                                                                           2008   1.518
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2017   3.397
                                                                                           2016   3.188
                                                                                           2015   2.927
                                                                                           2014   2.589
                                                                                           2013   1.893
                                                                                           2012   1.586
                                                                                           2011   1.609
                                                                                           2010   1.477
                                                                                           2009   1.045
                                                                                           2008   1.680
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2017   3.299
                                                                                           2016   2.943
                                                                                           2015   3.054
                                                                                           2014   2.756
                                                                                           2013   2.099
                                                                                           2012   1.816
                                                                                           2011   1.744
                                                                                           2010   1.606
                                                                                           2009   1.300
                                                                                           2008   2.036
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2017   2.499
                                                                                           2016   2.381
                                                                                           2015   2.509
                                                                                           2014   2.431
                                                                                           2013   1.666
                                                                                           2012   1.406
                                                                                           2011   1.398
                                                                                           2010   1.126
                                                                                           2009   0.795
                                                                                           2008   1.352
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.695
                                                                                           2008   1.122
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.104
                                                                                           2010   1.073
                                                                                           2009   0.841
                                                                                           2008   1.497
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2017   2.607
                                                                                           2016   2.514
                                                                                           2015   2.504
                                                                                           2014   2.532
                                                                                           2013   2.337
                                                                                           2012   1.999
                                                                                           2011   1.968
                                                                                           2010   1.701
                                                                                           2009   1.072
                                                                                           2008   1.543
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.045
                                                                                           2010   0.965
                                                                                           2009   0.828
                                                                                           2008   1.059
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.382
                                                                                           2009   1.390
                                                                                           2008   1.365
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 2009   1.456
                                                                                           2008   1.401
Putnam Variable Trust



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.457        75,631
                                                                                           2.154        80,751
                                                                                           2.269        94,436
                                                                                           2.013        52,484
                                                                                           1.612        61,448
                                                                                           1.422        57,718
                                                                                           1.329        87,789
                                                                                           1.193       111,247
                                                                                           0.979        35,053
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 4.238       655,225
                                                                                           3.397       626,125
                                                                                           3.188       641,175
                                                                                           2.927       656,217
                                                                                           2.589       702,521
                                                                                           1.893       737,333
                                                                                           1.586       760,582
                                                                                           1.609       832,798
                                                                                           1.477       933,239
                                                                                           1.045     1,050,989
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.758       254,956
                                                                                           3.299       307,758
                                                                                           2.943       315,224
                                                                                           3.054       374,090
                                                                                           2.756       401,938
                                                                                           2.099       403,735
                                                                                           1.816       424,412
                                                                                           1.744       418,389
                                                                                           1.606       399,546
                                                                                           1.300       403,502
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 3.080        88,827
                                                                                           2.499        89,659
                                                                                           2.381       110,129
                                                                                           2.509        94,379
                                                                                           2.431       107,961
                                                                                           1.666       106,125
                                                                                           1.406        69,239
                                                                                           1.398       106,110
                                                                                           1.126       100,912
                                                                                           0.795       107,553
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.679            --
                                                                                           0.695     4,637,187
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.191            --
                                                                                           1.104       903,028
                                                                                           1.073       972,398
                                                                                           0.841       985,884
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.735       102,475
                                                                                           2.607        97,577
                                                                                           2.514        92,729
                                                                                           2.504        93,121
                                                                                           2.532       100,217
                                                                                           2.337       106,077
                                                                                           1.999       110,910
                                                                                           1.968       126,578
                                                                                           1.701       296,572
                                                                                           1.072       178,560
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.035            --
                                                                                           1.045        43,466
                                                                                           0.965        59,069
                                                                                           0.828            --
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.378            --
                                                                                           1.382       126,643
                                                                                           1.390        84,653
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 1.509            --
                                                                                           1.456       950,329
Putnam Variable Trust

                     GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.80% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).............. 2008   1.013       0.942            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)........ 2017   2.863       3.316       339,810
                                                                       2016   2.717       2.863       342,022
                                                                       2015   2.786       2.717       348,538
                                                                       2014   2.569       2.786       324,651
                                                                       2013   2.182       2.569       261,427
                                                                       2012   1.987       2.182       310,965
                                                                       2011   2.003       1.987       357,833
                                                                       2010   1.800       2.003       401,515
                                                                       2009   1.477       1.800       470,872
                                                                       2008   1.991       1.477       486,894
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)................... 2009   1.074       1.045            --
                                                                       2008   1.687       1.074        26,658
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)............... 2009   0.584       0.600            --
                                                                       2008   1.034       0.584         7,274
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)..................... 2017   2.581       2.581            --
                                                                       2016   2.409       2.581            --
                                                                       2015   2.717       2.409        15,513
                                                                       2014   2.622       2.717        22,891
                                                                       2013   2.304       2.622        24,087
                                                                       2012   2.037       2.304       110,104
                                                                       2011   2.214       2.037       113,285
                                                                       2010   1.904       2.214       105,679
                                                                       2009   1.198       1.904        94,782
                                                                       2008   2.178       1.198        88,988





                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90%
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)........ 2008   0.911       0.871            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)............. 2017   2.441       3.181       515,534
                                                                       2016   2.448       2.441       917,117
                                                                       2015   2.310       2.448       959,023
                                                                       2014   2.278       2.310       936,227
                                                                       2013   1.779       2.278       946,636
                                                                       2012   1.465       1.779       931,398
                                                                       2011   1.622       1.465     1,097,017
                                                                       2010   1.465       1.622     1,054,238
                                                                       2009   1.039       1.465       992,309
                                                                       2008   1.701       1.039       873,829
 American Funds Growth Subaccount (Class 2) (5/04).................... 2017   2.433       3.093     1,367,494
                                                                       2016   2.242       2.433     1,635,399
                                                                       2015   2.117       2.242     1,835,079
                                                                       2014   1.969       2.117     2,230,081
                                                                       2013   1.527       1.969     2,430,793
                                                                       2012   1.307       1.527     2,283,838
                                                                       2011   1.378       1.307     2,294,035
                                                                       2010   1.171       1.378     2,407,779
                                                                       2009   0.848       1.171     1,985,635
                                                                       2008   1.527       0.848     1,486,539
 American Funds Growth-Income Subaccount (Class 2) (5/04)............. 2017   2.178       2.642       440,330

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.971       2.178       758,646
                                                                                       2015   1.960       1.971       853,866
                                                                                       2014   1.788       1.960       922,504
                                                                                       2013   1.351       1.788       888,201
                                                                                       2012   1.161       1.351     1,059,623
                                                                                       2011   1.193       1.161       985,029
                                                                                       2010   1.080       1.193     1,151,564
                                                                                       2009   0.831       1.080     1,331,044
                                                                                       2008   1.348       0.831     1,112,965
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)......................... 2008   2.537       2.451            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)............................... 2017   2.731       2.928       478,614
                                                                                       2016   2.409       2.731       550,068
                                                                                       2015   2.522       2.409       643,635
                                                                                       2014   2.458       2.522       721,263
                                                                                       2013   2.257       2.458       769,701
                                                                                       2012   1.948       2.257       846,365
                                                                                       2011   1.916       1.948       839,647
                                                                                       2010   1.663       1.916       898,585
                                                                                       2009   1.139       1.663     1,170,262
                                                                                       2008   1.514       1.139     1,156,332
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2017   2.269       2.511       686,456
                                                                                       2016   1.744       2.269       751,779
                                                                                       2015   1.860       1.744       850,265
                                                                                       2014   1.846       1.860     1,056,895
                                                                                       2013   1.406       1.846     1,207,268
                                                                                       2012   1.203       1.406     1,171,941
                                                                                       2011   1.333       1.203     1,201,395
                                                                                       2010   1.122       1.333     1,373,518
                                                                                       2009   0.895       1.122     1,272,986
                                                                                       2008   1.287       0.895     1,130,300
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.879       3.669       107,719
                                                                                       2016   2.598       2.879       124,768
                                                                                       2015   3.036       2.598       143,887
                                                                                       2014   3.267       3.036       155,049
                                                                                       2013   3.463       3.267       189,390
                                                                                       2012   2.934       3.463       181,664
                                                                                       2011   3.629       2.934       238,319
                                                                                       2010   2.953       3.629       307,095
                                                                                       2009   1.761       2.953       295,541
                                                                                       2008   3.983       1.761       287,669
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.637       0.606            --
                                                                                       2008   1.120       0.637       495,984
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.266       2.738       103,145
                                                                                       2016   2.111       2.266       117,406
                                                                                       2015   2.039       2.111       135,988
                                                                                       2014   1.811       2.039       152,556
                                                                                       2013   1.362       1.811       170,533
                                                                                       2012   1.211       1.362       153,593
                                                                                       2011   1.219       1.211       176,653
                                                                                       2010   1.093       1.219       312,573
                                                                                       2009   0.925       1.093       325,873
                                                                                       2008   1.489       0.925       362,319
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.236       1.359     1,035,486
                                                                                       2016   1.233       1.236     1,071,406
                                                                                       2015   1.259       1.233     1,118,208
                                                                                       2014   1.118       1.259     1,309,550
                                                                                       2013   1.087       1.118     1,346,221
                                                                                       2012   0.869       1.087     1,247,736
                                                                                       2011   0.925       0.869     1,280,194
                                                                                       2010   0.803       0.925     1,290,037
                                                                                       2009   0.600       0.803     1,462,357
                                                                                       2008   1.035       0.600     1,385,549
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   3.805       3.972            --

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2013   2.974
                                                                                           2012   2.443
                                                                                           2011   2.660
                                                                                           2010   2.447
                                                                                           2009   1.724
                                                                                           2008   2.992
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 2017   4.356
                                                                                           2016   4.268
                                                                                           2015   4.477
                                                                                           2014   3.960
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 2017   1.577
                                                                                           2016   1.550
                                                                                           2015   1.629
                                                                                           2014   1.381
                                                                                           2013   0.956
                                                                                           2012   0.813
                                                                                           2011   0.794
                                                                                           2010   0.647
                                                                                           2009   0.491
                                                                                           2008   0.777
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.421
                                                                                           2016   1.330
                                                                                           2015   1.351
                                                                                           2014   1.286
                                                                                           2013   1.094
                                                                                           2012   0.973
                                                                                           2011   1.003
                                                                                           2010   0.902
                                                                                           2009   0.704
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.439
                                                                                           2016   1.333
                                                                                           2015   1.355
                                                                                           2014   1.286
                                                                                           2013   1.037
                                                                                           2012   0.901
                                                                                           2011   0.954
                                                                                           2010   0.848
                                                                                           2009   0.639
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.384
                                                                                           2016   1.305
                                                                                           2015   1.326
                                                                                           2014   1.261
                                                                                           2013   1.121
                                                                                           2012   1.021
                                                                                           2011   1.028
                                                                                           2010   0.944
                                                                                           2009   0.772
                                                                                           2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2017   2.055
                                                                                           2016   1.912
                                                                                           2015   2.016
                                                                                           2014   2.153
                                                                                           2013   1.661
                                                                                           2012   1.295
                                                                                           2011   1.519
                                                                                           2010   1.314
                                                                                           2009   0.853
                                                                                           2008   1.451
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2017   2.767
                                                                                           2016   2.381
                                                                                           2015   2.555
                                                                                           2014   2.358
                                                                                           2013   1.757
                                                                                           2012   1.496
                                                                                           2011   1.532
                                                                                           2010   1.346
                                                                                           2009   1.074



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.805     1,538,823
                                                                                           2.974     1,863,061
                                                                                           2.443     2,063,125
                                                                                           2.660     2,829,017
                                                                                           2.447     3,645,433
                                                                                           1.724     4,004,041
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......................... 5.124     1,019,301
                                                                                           4.356     1,190,399
                                                                                           4.268     1,350,243
                                                                                           4.477     1,422,022
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08).......................... 1.851       137,188
                                                                                           1.577       125,878
                                                                                           1.550       133,442
                                                                                           1.629       185,075
                                                                                           1.381       127,825
                                                                                           0.956        93,165
                                                                                           0.813        56,360
                                                                                           0.794       123,964
                                                                                           0.647        33,871
                                                                                           0.491           195
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.645     1,170,017
                                                                                           1.421     1,103,393
                                                                                           1.330     1,178,894
                                                                                           1.351       854,859
                                                                                           1.286       635,981
                                                                                           1.094       411,114
                                                                                           0.973       302,422
                                                                                           1.003     1,198,554
                                                                                           0.902       223,052
                                                                                           0.704        29,768
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.731       680,969
                                                                                           1.439       525,879
                                                                                           1.333       671,502
                                                                                           1.355       688,582
                                                                                           1.286       586,939
                                                                                           1.037       515,476
                                                                                           0.901       417,359
                                                                                           0.954     1,417,583
                                                                                           0.848       169,735
                                                                                           0.639        46,620
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.549       825,977
                                                                                           1.384     1,056,370
                                                                                           1.305     1,379,253
                                                                                           1.326     1,209,442
                                                                                           1.261     1,074,807
                                                                                           1.121       988,949
                                                                                           1.021       822,924
                                                                                           1.028       742,242
                                                                                           0.944       300,296
                                                                                           0.772        30,697
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2.663       288,021
                                                                                           2.055       295,419
                                                                                           1.912       361,921
                                                                                           2.016       381,931
                                                                                           2.153       436,918
                                                                                           1.661       494,366
                                                                                           1.295       547,717
                                                                                           1.519       806,828
                                                                                           1.314       996,703
                                                                                           0.853       907,791
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 3.237       294,960
                                                                                           2.767       326,496
                                                                                           2.381       422,668
                                                                                           2.555       594,791
                                                                                           2.358       678,431
                                                                                           1.757       567,995
                                                                                           1.496       551,802
                                                                                           1.532       643,219
                                                                                           1.346       564,855

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06).................. 2017    2.471       3.077        5,802
                                                                              2016    2.232       2.471        4,737
                                                                              2015    2.285       2.232        4,391
                                                                              2014    2.131       2.285       12,850
                                                                              2013    1.530       2.131        2,505
                                                                              2012    1.303       1.530       12,103
                                                                              2011    1.326       1.303       11,562
                                                                              2010    1.058       1.326        3,651
                                                                              2009    0.795       1.058        3,644
                                                                              2008    1.307       0.795        8,048
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06).................. 2017    2.037       2.092       34,973
                                                                              2016    1.571       2.037       25,673
                                                                              2015    1.709       1.571       81,179
                                                                              2014    1.648       1.709       32,031
                                                                              2013    1.248       1.648       29,625
                                                                              2012    1.089       1.248       25,253
                                                                              2011    1.222       1.089       16,470
                                                                              2010    1.032       1.222       14,408
                                                                              2009    0.806       1.032       15,320
                                                                              2008    1.088       0.806       15,965
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009    1.642       1.627           --
                                                                              2008    2.216       1.642    4,539,526
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................... 2011    0.685       0.730           --
                                                                              2010    0.644       0.685       10,437
                                                                              2009    0.471       0.644        7,187
                                                                              2008    0.899       0.471          496
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017    2.791       2.791           --
                                                                              2016    2.703       2.791           --
                                                                              2015    2.779       2.703       54,235
                                                                              2014    2.668       2.779       78,709
                                                                              2013    2.489       2.668       74,366
                                                                              2012    2.219       2.489      126,912
                                                                              2011    2.136       2.219       95,768
                                                                              2010    1.904       2.136      160,875
                                                                              2009    1.401       1.904      132,812
                                                                              2008    1.732       1.401      132,910
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)......... 2017   12.451      14.258          475
                                                                              2016   12.038      12.451        4,276
                                                                              2015   12.296      12.038          132
                                                                              2014   11.356      12.296           --
                                                                              2013   10.824      11.356           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017    1.448       1.839      502,960
                                                                              2016    1.474       1.448      553,955
                                                                              2015    1.514       1.474      606,705
                                                                              2014    1.642       1.514      625,545
                                                                              2013    1.389       1.642      651,334
                                                                              2012    1.201       1.389      660,946
                                                                              2011    1.357       1.201      814,655
                                                                              2010    1.229       1.357      439,449
                                                                              2009    0.943       1.229      464,267
                                                                              2008    1.650       0.943      424,704
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013    2.539       2.758           --
                                                                              2012    2.426       2.539      396,474
                                                                              2011    2.581       2.426      434,269
                                                                              2010    2.113       2.581      573,264
                                                                              2009    1.554       2.113      677,919
                                                                              2008    1.095       1.554      746,585
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2017    1.249       1.731          451
                                                                              2016    1.376       1.249        8,369
                                                                              2015    1.462       1.376        7,409
                                                                              2014    1.461       1.462        7,929
                                                                              2013    1.060       1.461       60,953
                                                                              2012    0.979       1.060       54,727
                                                                              2011    1.061       0.979        5,311
                                                                              2010    0.811       1.061        3,639
                                                                              2009    0.520       0.811        2,408
                                                                              2008    0.933       0.520        7,222

                            GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)................ 2012    0.888       1.000           --
                                                                                    2011    0.905       0.888      339,634
                                                                                    2010    0.832       0.905      318,163
                                                                                    2009    0.583       0.832      129,172
                                                                                    2008    1.036       0.583       58,489
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)....................... 2017    1.483       2.009      330,584
                                                                                    2016    1.493       1.483      416,148
                                                                                    2015    1.449       1.493      509,331
                                                                                    2014    1.431       1.449      596,259
                                                                                    2013    1.136       1.431      716,869
                                                                                    2012    0.946       1.136      997,268
                                                                                    2011    1.042       0.946      987,600
                                                                                    2010    0.907       1.042      731,472
                                                                                    2009    0.655       0.907      981,466
                                                                                    2008    1.112       0.655      711,991
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).................. 2017    1.402       1.442      433,008
                                                                                    2016    1.345       1.402      419,137
                                                                                    2015    1.398       1.345      458,504
                                                                                    2014    1.367       1.398      427,818
                                                                                    2013    1.515       1.367      430,848
                                                                                    2012    1.399       1.515      388,231
                                                                                    2011    1.266       1.399      481,468
                                                                                    2010    1.183       1.266      501,967
                                                                                    2009    1.008       1.183      366,257
                                                                                    2008    1.090       1.008      315,161
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).............................. 2017    2.017       2.089    1,770,701
                                                                                    2016    1.984       2.017    1,763,929
                                                                                    2015    2.002       1.984    1,918,610
                                                                                    2014    1.938       2.002    2,088,367
                                                                                    2013    1.994       1.938    2,109,219
                                                                                    2012    1.842       1.994    1,832,700
                                                                                    2011    1.801       1.842    1,813,210
                                                                                    2010    1.680       1.801    2,179,013
                                                                                    2009    1.501       1.680    1,871,740
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).................................... 2017    2.328       2.328           --
                                                                                    2016    2.309       2.328           --
                                                                                    2015    2.328       2.309      406,207
                                                                                    2014    2.113       2.328      442,972
                                                                                    2013    1.602       2.113      470,164
                                                                                    2012    1.462       1.602      471,211
                                                                                    2011    1.546       1.462      502,483
                                                                                    2010    1.342       1.546      565,860
                                                                                    2009    1.093       1.342      670,504
                                                                                    2008    1.642       1.093      696,959
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)........................ 2017    2.679       2.679           --
                                                                                    2016    2.608       2.679           --
                                                                                    2015    2.666       2.608      651,720
                                                                                    2014    2.572       2.666      705,265
                                                                                    2013    2.556       2.572      855,862
                                                                                    2012    2.311       2.556      846,642
                                                                                    2011    2.250       2.311      839,360
                                                                                    2010    2.024       2.250      931,030
                                                                                    2009    1.534       2.024      877,501
                                                                                    2008    1.735       1.534      782,032
 BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)....... 2017   11.783      13.601           22
                                                                                    2016   11.370      11.783            7
                                                                                    2015   11.618      11.370           --
                                                                                    2014   10.791      11.618          213
                                                                                    2013   10.218      10.791           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)................... 2017    1.743       2.020      786,773
                                                                                    2016    1.517       1.743      855,682
                                                                                    2015    1.587       1.517    1,083,381
                                                                                    2014    1.414       1.587    1,212,702
                                                                                    2013    1.066       1.414    1,239,872
                                                                                    2012    0.912       1.066    1,316,730
                                                                                    2011    0.959       0.912    1,458,421
                                                                                    2010    0.827       0.959    1,740,149
                                                                                    2009    0.705       0.827    1,945,066
                                                                                    2008    1.116       0.705    1,959,067

                       GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   2.013       2.335        571,908
                                                                           2016   1.750       2.013        804,800
                                                                           2015   1.830       1.750      1,025,604
                                                                           2014   1.669       1.830      1,084,341
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2017   2.061       2.236        160,306
                                                                           2016   1.801       2.061        185,495
                                                                           2015   1.996       1.801        176,118
                                                                           2014   1.837       1.996        237,159
                                                                           2013   1.422       1.837        232,934
                                                                           2012   1.252       1.422        197,352
                                                                           2011   1.311       1.252        167,213
                                                                           2010   1.054       1.311        225,949
                                                                           2009   0.841       1.054        233,944
                                                                           2008   1.385       0.841        237,824
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   2.067       2.132        364,959
                                                                           2016   2.022       2.067        383,771
                                                                           2015   2.029       2.022        498,303
                                                                           2014   1.911       2.029        515,230
                                                                           2013   1.944       1.911        627,942
                                                                           2012   1.824       1.944        679,886
                                                                           2011   1.727       1.824        772,343
                                                                           2010   1.608       1.727        900,447
                                                                           2009   1.483       1.608        912,569
                                                                           2008   1.549       1.483      1,000,624
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.937       2.571      2,817,983
                                                                           2016   1.953       1.937      3,064,180
                                                                           2015   1.854       1.953      3,364,550
                                                                           2014   1.718       1.854      3,582,275
                                                                           2013   1.292       1.718      3,981,358
                                                                           2012   1.140       1.292      4,508,232
                                                                           2011   1.263       1.140      5,146,188
                                                                           2010   1.064       1.263      6,464,939
                                                                           2009   0.841       1.064      7,499,191
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.145       2.236             --
                                                                           2008   3.304       2.145             --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   1.207       1.207      2,196,852
                                                                           2016   1.213       1.207      2,348,313
                                                                           2015   1.224       1.213      2,347,129
                                                                           2014   1.235       1.224      2,497,209
                                                                           2013   1.247       1.235      2,517,056
                                                                           2012   1.258       1.247      3,052,774
                                                                           2011   1.269       1.258      2,967,102
                                                                           2010   1.281       1.269      3,207,184
                                                                           2009   1.287       1.281      3,477,184
                                                                           2008   1.262       1.287      3,634,201
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.474       1.562        561,609
                                                                           2016   1.423       1.474        751,035
                                                                           2015   1.444       1.423      1,357,849
                                                                           2014   1.395       1.444      1,372,871
                                                                           2013   1.350       1.395      1,388,955
                                                                           2012   1.248       1.350      1,049,240
                                                                           2011   1.219       1.248        808,386
                                                                           2010   1.118       1.219      1,148,773
                                                                           2009   0.936       1.118        916,633
                                                                           2008   1.103       0.936        962,893
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....... 2017   1.528       1.676      1,943,845
                                                                           2016   1.454       1.528      2,173,125
                                                                           2015   1.483       1.454      2,527,232
                                                                           2014   1.426       1.483      2,601,008
                                                                           2013   1.297       1.426      2,797,770
                                                                           2012   1.174       1.297      3,278,148
                                                                           2011   1.173       1.174      3,573,243
                                                                           2010   1.061       1.173      4,431,751
                                                                           2009   0.866       1.061      4,671,160
                                                                           2008   1.114       0.866      5,232,956
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....... 2017   1.554       1.767     18,275,634

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.464
                                                                                           2015   1.496
                                                                                           2014   1.437
                                                                                           2013   1.229
                                                                                           2012   1.095
                                                                                           2011   1.121
                                                                                           2010   0.999
                                                                                           2009   0.797
                                                                                           2008   1.126
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 2017   1.559
                                                                                           2016   1.454
                                                                                           2015   1.493
                                                                                           2014   1.431
                                                                                           2013   1.162
                                                                                           2012   1.016
                                                                                           2011   1.065
                                                                                           2010   0.937
                                                                                           2009   0.733
                                                                                           2008   1.139
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.974
                                                                                           2016   1.856
                                                                                           2015   1.829
                                                                                           2014   1.668
                                                                                           2013   1.259
                                                                                           2012   1.126
                                                                                           2011   1.183
                                                                                           2010   1.066
                                                                                           2009   0.815
                                                                                           2008   1.314
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.650
                                                                                           2008   1.097
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.782
                                                                                           2008   1.431
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.517
                                                                                           2012   1.324
                                                                                           2011   1.424
                                                                                           2010   1.256
                                                                                           2009   1.041
                                                                                           2008   1.722
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.350
                                                                                           2016   2.252
                                                                                           2015   2.211
                                                                                           2014   2.009
                                                                                           2013   1.528
                                                                                           2012   1.391
                                                                                           2011   1.449
                                                                                           2010   1.269
                                                                                           2009   0.858
                                                                                           2008   1.596
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 2017   1.542
                                                                                           2016   1.554
                                                                                           2015   1.415
                                                                                           2014   1.309
                                                                                           2013   0.964
                                                                                           2012   0.990
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2012   0.881
                                                                                           2011   0.887
                                                                                           2010   0.804
                                                                                           2009   0.581
                                                                                           2008   0.873
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2017   2.316



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.554     20,170,795
                                                                                           1.464     20,790,001
                                                                                           1.496     21,842,907
                                                                                           1.437     21,762,218
                                                                                           1.229     23,089,623
                                                                                           1.095     24,760,682
                                                                                           1.121     27,467,809
                                                                                           0.999     31,114,397
                                                                                           0.797     32,812,608
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 1.841     17,420,122
                                                                                           1.559     18,678,800
                                                                                           1.454     19,513,685
                                                                                           1.493     20,151,978
                                                                                           1.431     20,303,201
                                                                                           1.162     20,846,440
                                                                                           1.016     21,734,745
                                                                                           1.065     23,966,160
                                                                                           0.937     27,022,278
                                                                                           0.733     28,061,623
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.330      1,836,801
                                                                                           1.974      2,144,795
                                                                                           1.856      1,843,164
                                                                                           1.829      1,945,425
                                                                                           1.668      2,085,854
                                                                                           1.259      2,093,822
                                                                                           1.126      2,365,898
                                                                                           1.183      2,841,349
                                                                                           1.066      3,252,404
                                                                                           0.815      3,790,112
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.644             --
                                                                                           0.650        125,917
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.818             --
                                                                                           0.782      7,966,193
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.673             --
                                                                                           1.517      1,956,856
                                                                                           1.324      2,171,857
                                                                                           1.424      2,869,826
                                                                                           1.256      3,669,342
                                                                                           1.041      3,974,832
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.915        575,610
                                                                                           2.350        588,814
                                                                                           2.252        677,339
                                                                                           2.211        728,245
                                                                                           2.009        744,769
                                                                                           1.528        831,638
                                                                                           1.391        989,711
                                                                                           1.449      1,092,364
                                                                                           1.269      1,225,533
                                                                                           0.858      1,366,311
 BHFTII Jennison Growth Subaccount (Class A) (4/12)....................................... 2.099        231,408
                                                                                           1.542        255,353
                                                                                           1.554        408,684
                                                                                           1.415        358,434
                                                                                           1.309        385,825
                                                                                           0.964        437,865
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 1.008             --
                                                                                           0.881        216,065
                                                                                           0.887        206,439
                                                                                           0.804        224,949
                                                                                           0.581        222,609
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2.370      1,252,247

                          GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016    2.283       2.316    1,489,060
                                                                                2015    2.298       2.283    1,597,957
                                                                                2014    2.192       2.298    1,792,776
                                                                                2013    2.264       2.192    1,925,375
                                                                                2012    2.199       2.264    2,353,658
                                                                                2011    2.064       2.199    2,549,186
                                                                                2010    1.964       2.064    3,114,711
                                                                                2009    1.884       1.964    3,691,501
                                                                                2008    1.794       1.884    4,341,691
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06).............. 2011    0.993       1.079           --
                                                                                2010    0.866       0.993    2,517,023
                                                                                2009    0.665       0.866    2,972,060
                                                                                2008    1.127       0.665    2,988,634
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)................ 2017   33.262      38.108        6,166
                                                                                2016   27.950      33.262        7,485
                                                                                2015   28.978      27.950        6,190
                                                                                2014   26.774      28.978        6,248
                                                                                2013   22.917      26.774          990
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017    1.821       2.254    1,316,056
                                                                                2016    1.813       1.821    1,580,192
                                                                                2015    1.849       1.813    1,659,341
                                                                                2014    1.985       1.849    1,777,718
                                                                                2013    1.644       1.985    1,868,501
                                                                                2012    1.402       1.644    1,989,912
                                                                                2011    1.617       1.402    2,212,255
                                                                                2010    1.508       1.617    2,611,723
                                                                                2009    1.182       1.508    3,167,638
                                                                                2008    2.060       1.182    3,556,252
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017    3.404       3.868      942,049
                                                                                2016    2.832       3.404    1,145,659
                                                                                2015    2.985       2.832    1,259,235
                                                                                2014    2.867       2.985    1,353,093
                                                                                2013    2.088       2.867    1,492,669
                                                                                2012    1.811       2.088    1,528,585
                                                                                2011    1.905       1.811    1,714,791
                                                                                2010    1.515       1.905    2,086,172
                                                                                2009    1.213       1.515    2,407,802
                                                                                2008    1.841       1.213    2,591,531
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07)........................ 2017    3.764       4.535    2,190,884
                                                                                2016    3.401       3.764    2,578,103
                                                                                2015    3.391       3.401    2,780,836
                                                                                2014    3.018       3.391    2,976,068
                                                                                2013    2.306       3.018    3,189,092
                                                                                2012    2.010       2.306    3,433,938
                                                                                2011    1.991       2.010    3,988,354
                                                                                2010    1.749       1.991    4,743,551
                                                                                2009    1.398       1.749    5,439,772
                                                                                2008    2.242       1.398    3,700,377
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)..................... 2017    2.034       2.164       78,424
                                                                                2016    1.738       2.034      135,972
                                                                                2015    1.869       1.738      132,386
                                                                                2014    1.719       1.869      128,487
                                                                                2013    1.317       1.719      168,986
                                                                                2012    1.166       1.317       54,875
                                                                                2011    1.153       1.166       65,224
                                                                                2010    1.068       1.153      296,537
                                                                                2009    0.970       1.068       52,151
                                                                                2008    1.417       0.970          655
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06).................. 2017    3.366       3.744    1,785,416
                                                                                2016    3.117       3.366    2,433,266
                                                                                2015    3.156       3.117    2,582,988
                                                                                2014    2.937       3.156    2,762,844
                                                                                2013    2.496       2.937    2,948,137
                                                                                2012    2.261       2.496    3,119,886
                                                                                2011    2.233       2.261    3,347,942
                                                                                2010    2.050       2.233    3,492,519
                                                                                2009    1.748       2.050    3,949,785
                                                                                2008    2.270       1.748    3,973,527

                            GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.579       3.016     1,270,607
                                                                                    2016   2.275       2.579     1,501,981
                                                                                    2015   2.299       2.275     1,648,746
                                                                                    2014   2.094       2.299     1,815,635
                                                                                    2013   1.556       2.094     2,029,200
                                                                                    2012   1.346       1.556       520,023
                                                                                    2011   1.347       1.346       575,454
                                                                                    2010   1.220       1.347       650,422
                                                                                    2009   1.019       1.220       468,846
                                                                                    2008   1.524       1.019       350,100
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   4.049       4.645       203,080
                                                                                    2016   3.442       4.049       251,414
                                                                                    2015   3.453       3.442       292,707
                                                                                    2014   3.484       3.453       329,486
                                                                                    2013   2.777       3.484       375,444
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2017   2.820       3.730       145,656
                                                                                    2016   2.802       2.820       115,225
                                                                                    2015   2.559       2.802       132,083
                                                                                    2014   2.372       2.559       120,031
                                                                                    2013   1.725       2.372        90,201
                                                                                    2012   1.467       1.725        72,611
                                                                                    2011   1.500       1.467        33,576
                                                                                    2010   1.297       1.500       301,308
                                                                                    2009   0.915       1.297        30,679
                                                                                    2008   1.492       0.915        17,254
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   3.764       4.571       780,689
                                                                                    2016   3.407       3.764       876,767
                                                                                    2015   3.355       3.407     1,020,597
                                                                                    2014   3.174       3.355     1,150,397
                                                                                    2013   2.222       3.174     1,180,722
                                                                                    2012   1.934       2.222     1,344,845
                                                                                    2011   1.924       1.934     1,668,698
                                                                                    2010   1.441       1.924     1,715,278
                                                                                    2009   1.049       1.441     1,916,260
                                                                                    2008   1.589       1.049     1,990,998
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   2.137       2.162       364,495
                                                                                    2016   2.125       2.137       418,480
                                                                                    2015   2.129       2.125       548,182
                                                                                    2014   2.087       2.129       594,432
                                                                                    2013   2.118       2.087       593,463
                                                                                    2012   2.064       2.118       824,855
                                                                                    2011   1.971       2.064       723,323
                                                                                    2010   1.877       1.971       967,428
                                                                                    2009   1.813       1.877     1,011,639
                                                                                    2008   1.833       1.813     1,138,538
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98).......... 2017   5.541       6.154       303,154
                                                                                    2016   4.255       5.541       357,698
                                                                                    2015   4.578       4.255       381,757
                                                                                    2014   4.364       4.578       450,159
                                                                                    2013   3.298       4.364       463,863
                                                                                    2012   2.922       3.298       481,870
                                                                                    2011   2.988       2.922       609,131
                                                                                    2010   2.280       2.988       675,885
                                                                                    2009   1.745       2.280       791,059
                                                                                    2008   2.511       1.745       882,414
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)....................... 2008   1.375       1.319            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................. 2008   1.676       1.585            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03).............. 2017   2.736       3.297       997,199

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.563       2.736     1,157,685
                                                                                      2015   2.575       2.563     1,255,866
                                                                                      2014   2.327       2.575     1,302,026
                                                                                      2013   1.793       2.327     1,391,576
                                                                                      2012   1.558       1.793     1,438,344
                                                                                      2011   1.617       1.558     1,664,345
                                                                                      2010   1.396       1.617     1,792,218
                                                                                      2009   1.040       1.396     1,814,288
                                                                                      2008   1.830       1.040     1,659,047
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2017   2.247       2.750       147,195
                                                                                      2016   2.208       2.247       142,323
                                                                                      2015   2.206       2.208       144,309
                                                                                      2014   2.011       2.206        32,286
                                                                                      2013   1.468       2.011        47,890
                                                                                      2012   1.212       1.468        57,498
                                                                                      2011   1.257       1.212        41,705
                                                                                      2010   1.075       1.257        28,938
                                                                                      2009   0.799       1.075        30,695
                                                                                      2008   1.375       0.799        63,966
 Fidelity VIP Freedom 2020 Subaccount (5/15)......................................... 2017   1.729       1.992       136,076
                                                                                      2016   1.649       1.729       109,877
                                                                                      2015   1.735       1.649        41,806
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.151       1.978            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2017   3.759       4.490       597,336
                                                                                      2016   3.389       3.759       690,129
                                                                                      2015   3.476       3.389       923,167
                                                                                      2014   3.308       3.476       943,849
                                                                                      2013   2.457       3.308       919,982
                                                                                      2012   2.164       2.457       998,630
                                                                                      2011   2.449       2.164       976,423
                                                                                      2010   1.922       2.449       984,738
                                                                                      2009   1.388       1.922     1,106,255
                                                                                      2008   2.319       1.388     1,004,348
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2017   1.822       2.535       232,395
                                                                                      2016   1.565       1.822       277,189
                                                                                      2015   1.965       1.565       372,702
                                                                                      2014   2.164       1.965       422,334
                                                                                      2013   2.204       2.164       450,003
                                                                                      2012   1.965       2.204       481,007
                                                                                      2011   2.356       1.965       497,715
                                                                                      2010   2.022       2.356       520,987
                                                                                      2009   1.182       2.022       525,432
                                                                                      2008   2.522       1.182       421,787
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................ 2017   1.642       1.899       451,019
                                                                                      2016   1.546       1.642       526,944
                                                                                      2015   1.669       1.546       654,422
                                                                                      2014   1.895       1.669       774,885
                                                                                      2013   1.555       1.895       798,738
                                                                                      2012   1.327       1.555       771,267
                                                                                      2011   1.498       1.327       751,088
                                                                                      2010   1.394       1.498       644,714
                                                                                      2009   1.027       1.394       610,763
                                                                                      2008   1.738       1.027       426,539
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (7/01)....................... 2017   2.456       3.093       172,133
                                                                                      2016   2.210       2.456       255,138
                                                                                      2015   2.149       2.210       287,434
                                                                                      2014   1.932       2.149       216,327
                                                                                      2013   1.477       1.932       222,427
                                                                                      2012   1.274       1.477       249,837
                                                                                      2011   1.307       1.274       346,001
                                                                                      2010   1.051       1.307       330,900
                                                                                      2009   0.734       1.051       325,836
                                                                                      2008   1.319       0.734       349,625
 Janus Henderson Global Research Subaccount (Service Shares) (7/01).................. 2017   1.179       1.481        71,599

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   1.169       1.179        97,560
                                                                                  2015   1.210       1.169       162,514
                                                                                  2014   1.139       1.210       181,145
                                                                                  2013   0.897       1.139       183,384
                                                                                  2012   0.756       0.897       192,931
                                                                                  2011   0.886       0.756       228,377
                                                                                  2010   0.774       0.886       269,177
                                                                                  2009   0.569       0.774       342,998
                                                                                  2008   1.039       0.569       340,795
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.195       2.530       382,856
                                                                                  2016   2.189       2.195       485,589
                                                                                  2015   2.248       2.189       573,411
                                                                                  2014   1.884       2.248       676,944
                                                                                  2013   1.286       1.884       756,629
                                                                                  2012   1.093       1.286       797,667
                                                                                  2011   1.077       1.093       878,280
                                                                                  2010   0.869       1.077     1,013,709
                                                                                  2009   0.652       0.869     1,189,150
                                                                                  2008   1.103       0.652     1,293,198
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.654       1.667            --
                                                                                  2013   1.263       1.654     1,324,178
                                                                                  2012   1.108       1.263     1,552,864
                                                                                  2011   1.192       1.108     1,872,566
                                                                                  2010   1.032       1.192     2,437,317
                                                                                  2009   0.805       1.032     2,638,781
                                                                                  2008   1.280       0.805     2,867,836
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2017   2.224       2.635       455,780
                                                                                  2016   2.045       2.224       525,230
                                                                                  2015   2.031       2.045       588,877
                                                                                  2014   1.846       2.031       700,508
                                                                                  2013   1.433       1.846       779,194
                                                                                  2012   1.247       1.433       735,799
                                                                                  2011   1.226       1.247       681,419
                                                                                  2010   1.099       1.226       599,610
                                                                                  2009   0.908       1.099       637,714
                                                                                  2008   1.296       0.908       587,946
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01)................. 2011   0.955       1.040            --
                                                                                  2010   0.861       0.955        55,429
                                                                                  2009   0.712       0.861        90,849
                                                                                  2008   1.006       0.712        82,436
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2017   2.413       2.850       147,973
                                                                                  2016   2.117       2.413       177,671
                                                                                  2015   2.233       2.117       198,756
                                                                                  2014   1.983       2.233       200,042
                                                                                  2013   1.589       1.983       199,345
                                                                                  2012   1.404       1.589       193,718
                                                                                  2011   1.313       1.404       223,241
                                                                                  2010   1.180       1.313       210,747
                                                                                  2009   0.969       1.180       219,325
                                                                                  2008   1.504       0.969       264,734
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)........ 2017   3.335       4.157       405,700
                                                                                  2016   3.134       3.335       473,418
                                                                                  2015   2.880       3.134       473,429
                                                                                  2014   2.549       2.880       472,694
                                                                                  2013   1.866       2.549       466,174
                                                                                  2012   1.565       1.866       546,737
                                                                                  2011   1.589       1.565       605,267
                                                                                  2010   1.460       1.589       699,769
                                                                                  2009   1.035       1.460       775,937
                                                                                  2008   1.665       1.035       926,375
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2017   3.239       3.687       209,937

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   2.893
                                                                                           2015   3.005
                                                                                           2014   2.714
                                                                                           2013   2.069
                                                                                           2012   1.792
                                                                                           2011   1.723
                                                                                           2010   1.588
                                                                                           2009   1.287
                                                                                           2008   2.018
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2017   2.460
                                                                                           2016   2.346
                                                                                           2015   2.475
                                                                                           2014   2.400
                                                                                           2013   1.647
                                                                                           2012   1.391
                                                                                           2011   1.385
                                                                                           2010   1.116
                                                                                           2009   0.789
                                                                                           2008   1.343
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.689
                                                                                           2008   1.112
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.088
                                                                                           2010   1.058
                                                                                           2009   0.830
                                                                                           2008   1.481
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2017   2.555
                                                                                           2016   2.466
                                                                                           2015   2.459
                                                                                           2014   2.489
                                                                                           2013   2.300
                                                                                           2012   1.969
                                                                                           2011   1.940
                                                                                           2010   1.679
                                                                                           2009   1.059
                                                                                           2008   1.526
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.038
                                                                                           2010   0.959
                                                                                           2009   0.824
                                                                                           2008   1.055
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 2010   1.364
                                                                                           2009   1.373
                                                                                           2008   1.350
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 2009   1.445
                                                                                           2008   1.391
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).................................. 2008   1.006
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 2017   2.806
                                                                                           2016   2.665
                                                                                           2015   2.736
                                                                                           2014   2.526
                                                                                           2013   2.147
                                                                                           2012   1.957
                                                                                           2011   1.975
                                                                                           2010   1.777
                                                                                           2009   1.459
                                                                                           2008   1.969
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009   1.068
                                                                                           2008   1.679
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 2009   0.580
                                                                                           2008   1.027
Wells Fargo Funds



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.239       386,119
                                                                                           2.893       398,319
                                                                                           3.005       437,666
                                                                                           2.714       454,702
                                                                                           2.069       493,530
                                                                                           1.792       526,753
                                                                                           1.723       664,736
                                                                                           1.588       845,198
                                                                                           1.287       932,436
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 3.029       143,287
                                                                                           2.460       164,580
                                                                                           2.346       194,078
                                                                                           2.475       253,265
                                                                                           2.400       302,218
                                                                                           1.647       276,585
                                                                                           1.391       255,912
                                                                                           1.385       349,000
                                                                                           1.116       291,395
                                                                                           0.789       263,186
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.672            --
                                                                                           0.689     4,986,742
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.174            --
                                                                                           1.088       721,160
                                                                                           1.058       863,971
                                                                                           0.830       906,462
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.678        88,320
                                                                                           2.555        87,901
                                                                                           2.466        90,717
                                                                                           2.459       108,042
                                                                                           2.489       130,991
                                                                                           2.300       162,029
                                                                                           1.969       153,516
                                                                                           1.940       230,572
                                                                                           1.679       289,387
                                                                                           1.059       352,849
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.028            --
                                                                                           1.038        77,943
                                                                                           0.959        82,471
                                                                                           0.824        92,032
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)............................. 1.360            --
                                                                                           1.364       344,451
                                                                                           1.373       371,205
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).......................... 1.497            --
                                                                                           1.445     1,542,234
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01).................................. 0.936            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)............................ 3.246       460,369
                                                                                           2.806       567,099
                                                                                           2.665       598,507
                                                                                           2.736       701,881
                                                                                           2.526       806,339
                                                                                           2.147       836,648
                                                                                           1.957       912,164
                                                                                           1.975     1,295,007
                                                                                           1.777     1,453,130
                                                                                           1.459     1,652,425
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 1.038            --
                                                                                           1.068       500,540
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 0.595            --
                                                                                           0.580         8,840
Wells Fargo Funds

               GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 0.90% (CONTINUED)
                                                                     UNIT      UNIT     NUMBER OF
                                                                    VALUE      VALUE      UNITS
                                                                      AT        AT     OUTSTANDING
                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                             YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------- ------ ----------- -------- ------------
 Wells Fargo VT Small Cap Value Subaccount (9/98)........ 2017   2.536       2.536            --
                                                          2016   2.368       2.536            --
                                                          2015   2.674       2.368        77,374
                                                          2014   2.583       2.674       114,195
                                                          2013   2.271       2.583       134,506
                                                          2012   2.010       2.271       153,670
                                                          2011   2.187       2.010       230,633
                                                          2010   1.882       2.187       255,962
                                                          2009   1.186       1.882       244,168
                                                          2008   2.158       1.186       234,210





                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15%
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (7/03)............ 2008   0.896       0.856            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2017   2.365       3.074       223,805
                                                                           2016   2.378       2.365       255,435
                                                                           2015   2.249       2.378       307,639
                                                                           2014   2.224       2.249       290,167
                                                                           2013   1.741       2.224       323,600
                                                                           2012   1.437       1.741       337,993
                                                                           2011   1.596       1.437       383,744
                                                                           2010   1.444       1.596       425,037
                                                                           2009   1.027       1.444       438,603
                                                                           2008   1.686       1.027       435,468
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2017   2.357       2.989       523,076
                                                                           2016   2.178       2.357       669,670
                                                                           2015   2.062       2.178       781,717
                                                                           2014   1.922       2.062       761,871
                                                                           2013   1.494       1.922       828,979
                                                                           2012   1.282       1.494       901,938
                                                                           2011   1.355       1.282     1,046,208
                                                                           2010   1.155       1.355     1,070,611
                                                                           2009   0.838       1.155       979,478
                                                                           2008   1.513       0.838       780,124
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2017   2.110       2.553       253,504
                                                                           2016   1.914       2.110       541,459
                                                                           2015   1.909       1.914       566,615
                                                                           2014   1.745       1.909       530,709
                                                                           2013   1.322       1.745       622,325
                                                                           2012   1.139       1.322       736,990
                                                                           2011   1.173       1.139       910,550
                                                                           2010   1.065       1.173       951,371
                                                                           2009   0.821       1.065       948,808
                                                                           2008   1.336       0.821     1,334,238
Brighthouse Funds Trust I
 BHFTI Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.479       2.393            --
 BHFTI BlackRock High Yield Subaccount (Class A) (4/06)................... 2017   2.603       2.784        74,490
                                                                           2016   2.302       2.603       119,642
                                                                           2015   2.416       2.302       143,454
                                                                           2014   2.361       2.416       153,102
                                                                           2013   2.173       2.361       153,193
                                                                           2012   1.880       2.173       175,421
                                                                           2011   1.854       1.880       189,908
                                                                           2010   1.613       1.854       228,281
                                                                           2009   1.107       1.613       382,881
                                                                           2008   1.476       1.107       452,850
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2017   1.459       1.773       119,888

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2016   1.354       1.459       398,905
                                                                                       2015   1.398       1.354       897,231
                                                                                       2014   1.346       1.398       862,106
                                                                                       2013   1.051       1.346       771,658
                                                                                       2012   0.911       1.051       752,907
                                                                                       2011   1.062       0.911       670,237
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)....................... 2017   2.198       2.427        25,616
                                                                                       2016   1.694       2.198        47,854
                                                                                       2015   1.812       1.694       128,705
                                                                                       2014   1.802       1.812       135,113
                                                                                       2013   1.376       1.802       216,717
                                                                                       2012   1.180       1.376       249,324
                                                                                       2011   1.311       1.180       234,467
                                                                                       2010   1.106       1.311       322,476
                                                                                       2009   0.885       1.106       355,916
                                                                                       2008   1.276       0.885       433,632
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2017   2.751       3.497        12,408
                                                                                       2016   2.488       2.751        23,694
                                                                                       2015   2.915       2.488        23,648
                                                                                       2014   3.145       2.915        33,217
                                                                                       2013   3.342       3.145        34,300
                                                                                       2012   2.839       3.342        36,314
                                                                                       2011   3.520       2.839        30,678
                                                                                       2010   2.871       3.520        41,359
                                                                                       2009   1.717       2.871        59,930
                                                                                       2008   3.893       1.717        57,856
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.624       0.594            --
                                                                                       2008   1.101       0.624        50,499
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2017   2.165       2.609         2,008
                                                                                       2016   2.022       2.165         1,677
                                                                                       2015   1.958       2.022         1,062
                                                                                       2014   1.743       1.958           295
                                                                                       2013   1.314       1.743        76,800
                                                                                       2012   1.171       1.314        71,598
                                                                                       2011   1.182       1.171        55,400
                                                                                       2010   1.063       1.182       100,710
                                                                                       2009   0.902       1.063       108,152
                                                                                       2008   1.455       0.902        92,630
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)......................... 2017   1.203       1.320       260,190
                                                                                       2016   1.203       1.203       511,256
                                                                                       2015   1.232       1.203       496,516
                                                                                       2014   1.097       1.232       496,847
                                                                                       2013   1.069       1.097       571,386
                                                                                       2012   0.856       1.069       580,431
                                                                                       2011   0.914       0.856       576,141
                                                                                       2010   0.795       0.914       582,009
                                                                                       2009   0.596       0.795       664,240
                                                                                       2008   1.031       0.596       754,036
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)................... 2014   3.645       3.801            --
                                                                                       2013   2.855       3.645       916,963
                                                                                       2012   2.352       2.855     1,059,779
                                                                                       2011   2.567       2.352     1,162,410
                                                                                       2010   2.367       2.567     1,309,700
                                                                                       2009   1.672       2.367     1,633,919
                                                                                       2008   2.909       1.672     2,021,781
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2017   4.141       4.859       393,439
                                                                                       2016   4.067       4.141       707,135
                                                                                       2015   4.277       4.067       775,627
                                                                                       2014   3.790       4.277       811,646
 BHFTI ClearBridge Aggressive Growth Subaccount (Class B) (4/08)...................... 2017   1.516       1.774        51,223

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.493
                                                                                           2015   1.573
                                                                                           2014   1.337
                                                                                           2013   0.928
                                                                                           2012   0.791
                                                                                           2011   0.775
                                                                                           2010   0.633
                                                                                           2009   0.482
                                                                                           2008   0.763
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 2017   1.390
                                                                                           2016   1.304
                                                                                           2015   1.329
                                                                                           2014   1.268
                                                                                           2013   1.082
                                                                                           2012   0.964
                                                                                           2011   0.996
                                                                                           2010   0.898
                                                                                           2009   0.703
                                                                                           2008   1.001
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 2017   1.409
                                                                                           2016   1.308
                                                                                           2015   1.333
                                                                                           2014   1.267
                                                                                           2013   1.025
                                                                                           2012   0.892
                                                                                           2011   0.948
                                                                                           2010   0.845
                                                                                           2009   0.637
                                                                                           2008   1.000
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 2017   1.354
                                                                                           2016   1.280
                                                                                           2015   1.304
                                                                                           2014   1.243
                                                                                           2013   1.108
                                                                                           2012   1.011
                                                                                           2011   1.021
                                                                                           2010   0.940
                                                                                           2009   0.770
                                                                                           2008   1.002
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2017   1.957
                                                                                           2016   1.826
                                                                                           2015   1.930
                                                                                           2014   2.067
                                                                                           2013   1.598
                                                                                           2012   1.249
                                                                                           2011   1.469
                                                                                           2010   1.273
                                                                                           2009   0.829
                                                                                           2008   1.414
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2017   2.674
                                                                                           2016   2.306
                                                                                           2015   2.481
                                                                                           2014   2.296
                                                                                           2013   1.715
                                                                                           2012   1.464
                                                                                           2011   1.503
                                                                                           2010   1.324
                                                                                           2009   1.058
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2017   2.401
                                                                                           2016   2.174
                                                                                           2015   2.231
                                                                                           2014   2.086
                                                                                           2013   1.502
                                                                                           2012   1.282
                                                                                           2011   1.308
                                                                                           2010   1.046
                                                                                           2009   0.788
                                                                                           2008   1.299
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2017   1.983



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.516        70,483
                                                                                           1.493        62,364
                                                                                           1.573        57,605
                                                                                           1.337        40,045
                                                                                           0.928        40,815
                                                                                           0.791        22,620
                                                                                           0.775        17,201
                                                                                           0.633           458
                                                                                           0.482            --
 BHFTI FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)...... 1.606       257,684
                                                                                           1.390       332,956
                                                                                           1.304       343,078
                                                                                           1.329       301,402
                                                                                           1.268       281,582
                                                                                           1.082       167,327
                                                                                           0.964       159,420
                                                                                           0.996       136,063
                                                                                           0.898       114,317
                                                                                           0.703        35,164
 BHFTI FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)........ 1.690       139,501
                                                                                           1.409       160,107
                                                                                           1.308       104,385
                                                                                           1.333        52,262
                                                                                           1.267       141,843
                                                                                           1.025       100,351
                                                                                           0.892        78,944
                                                                                           0.948       101,434
                                                                                           0.845        68,849
                                                                                           0.637        38,987
 BHFTI FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)...... 1.512       116,535
                                                                                           1.354       142,259
                                                                                           1.280       105,367
                                                                                           1.304        96,027
                                                                                           1.243        85,108
                                                                                           1.108        72,323
                                                                                           1.011        70,104
                                                                                           1.021        82,074
                                                                                           0.940       146,535
                                                                                           0.770           530
 BHFTI Harris Oakmark International Subaccount (Class A) (4/06)........................... 2.531        58,394
                                                                                           1.957       115,504
                                                                                           1.826       129,348
                                                                                           1.930       157,463
                                                                                           2.067       133,937
                                                                                           1.598       156,743
                                                                                           1.249       126,119
                                                                                           1.469       124,339
                                                                                           1.273       152,308
                                                                                           0.829       100,100
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 3.120         6,079
                                                                                           2.674        53,171
                                                                                           2.306        63,326
                                                                                           2.481        66,057
                                                                                           2.296        65,661
                                                                                           1.715        93,924
                                                                                           1.464       133,958
                                                                                           1.503       155,897
                                                                                           1.324       147,107
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)............................... 2.982         6,550
                                                                                           2.401        23,027
                                                                                           2.174        19,842
                                                                                           2.231        18,424
                                                                                           2.086        32,585
                                                                                           1.502        30,711
                                                                                           1.282        27,593
                                                                                           1.308        25,189
                                                                                           1.046        22,489
                                                                                           0.788        43,918
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)............................... 2.031         2,590

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2016    1.533       1.983        3,764
                                                                              2015    1.672       1.533        3,848
                                                                              2014    1.616       1.672       52,274
                                                                              2013    1.227       1.616       61,780
                                                                              2012    1.073       1.227       58,156
                                                                              2011    1.208       1.073       44,246
                                                                              2010    1.022       1.208       41,582
                                                                              2009    0.801       1.022       36,841
                                                                              2008    1.083       0.801       30,583
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)........ 2009    1.592       1.577           --
                                                                              2008    2.154       1.592      543,843
 BHFTI Legg Mason Value Equity Subaccount (Class B) (4/08)................... 2011    0.676       0.720           --
                                                                              2010    0.638       0.676        2,108
                                                                              2009    0.467       0.638          143
                                                                              2008    0.894       0.467           --
 BHFTI Loomis Sayles Global Markets Subaccount (Class A) (4/07).............. 2017    4.353       5.308        1,299
                                                                              2016    4.193       4.353        1,742
                                                                              2015    4.180       4.193        1,582
                                                                              2014    4.075       4.180        1,594
                                                                              2013    3.513       4.075        1,605
                                                                              2012    3.031       3.513        1,617
                                                                              2011    3.105       3.031       12,144
                                                                              2010    2.566       3.105       11,826
                                                                              2009    1.841       2.566       11,841
                                                                              2008    3.058       1.841       41,098
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................ 2017    2.677       2.677           --
                                                                              2016    2.594       2.677           --
                                                                              2015    2.675       2.594       39,692
                                                                              2014    2.574       2.675       35,201
                                                                              2013    2.407       2.574       47,102
                                                                              2012    2.151       2.407       34,473
                                                                              2011    2.076       2.151       34,933
                                                                              2010    1.855       2.076       39,173
                                                                              2009    1.369       1.855       34,059
                                                                              2008    1.697       1.369       30,128
 BHFTI MetLife Multi-Index Targeted Risk Subaccount (Class B) (4/13)......... 2017   12.322      14.075          138
                                                                              2016   11.944      12.322           67
                                                                              2015   12.230      11.944           21
                                                                              2014   11.323      12.230           10
                                                                              2013   10.811      11.323           --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2017    1.392       1.764       24,571
                                                                              2016    1.421       1.392       44,184
                                                                              2015    1.463       1.421       58,548
                                                                              2014    1.590       1.463       66,568
                                                                              2013    1.349       1.590      122,906
                                                                              2012    1.169       1.349      119,081
                                                                              2011    1.325       1.169      110,476
                                                                              2010    1.203       1.325       64,304
                                                                              2009    0.925       1.203       62,342
                                                                              2008    1.623       0.925       73,269
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013    2.450       2.659           --
                                                                              2012    2.347       2.450      192,496
                                                                              2011    2.503       2.347      210,836
                                                                              2010    2.054       2.503      276,944
                                                                              2009    1.515       2.054      318,840
                                                                              2008    1.089       1.515      358,519
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2017    1.201       1.661        1,137
                                                                              2016    1.327       1.201        1,137
                                                                              2015    1.413       1.327        3,772
                                                                              2014    1.415       1.413        3,723
                                                                              2013    1.030       1.415       27,973
                                                                              2012    0.953       1.030       23,545
                                                                              2011    1.036       0.953       19,936
                                                                              2010    0.793       1.036       17,715
                                                                              2009    0.510       0.793       15,868
                                                                              2008    0.917       0.510        2,745
 BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012    0.864       0.972           --

                            GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2011    0.883       0.864       84,132
                                                                                    2010    0.814       0.883       79,814
                                                                                    2009    0.572       0.814      137,194
                                                                                    2008    1.018       0.572      478,919
 BHFTI Oppenheimer Global Equity Subaccount (Class A) (4/06)....................... 2017    1.484       2.012       26,918
                                                                                    2016    1.494       1.484       33,757
                                                                                    2015    1.451       1.494       33,870
                                                                                    2014    1.433       1.451       33,968
                                                                                    2013    1.138       1.433       81,447
                                                                                    2012    0.947       1.138       80,866
                                                                                    2011    1.044       0.947      103,855
                                                                                    2010    0.909       1.044      116,468
                                                                                    2009    0.655       0.909      166,216
                                                                                    2008    1.111       0.655      380,955
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (4/06)....................... 2017    1.443       1.951      241,703
                                                                                    2016    1.457       1.443      638,277
                                                                                    2015    1.418       1.457      728,244
                                                                                    2014    1.404       1.418      758,613
                                                                                    2013    1.117       1.404      824,624
                                                                                    2012    0.933       1.117      830,232
                                                                                    2011    1.030       0.933      809,087
                                                                                    2010    0.899       1.030      912,693
                                                                                    2009    0.651       0.899    1,028,396
                                                                                    2008    1.107       0.651    1,222,749
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07).................. 2017    1.363       1.399       15,264
                                                                                    2016    1.311       1.363      169,045
                                                                                    2015    1.366       1.311      205,926
                                                                                    2014    1.339       1.366      191,982
                                                                                    2013    1.488       1.339      232,880
                                                                                    2012    1.377       1.488      284,516
                                                                                    2011    1.249       1.377      233,791
                                                                                    2010    1.170       1.249      233,097
                                                                                    2009    1.000       1.170      259,025
                                                                                    2008    1.083       1.000      201,107
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).............................. 2017    1.940       2.004      171,943
                                                                                    2016    1.912       1.940      498,370
                                                                                    2015    1.934       1.912      527,920
                                                                                    2014    1.878       1.934      512,148
                                                                                    2013    1.937       1.878      610,215
                                                                                    2012    1.793       1.937      524,687
                                                                                    2011    1.758       1.793      508,642
                                                                                    2010    1.644       1.758      578,756
                                                                                    2009    1.471       1.644      532,062
 BHFTI Pioneer Fund Subaccount (Class A) (4/06).................................... 2017    2.216       2.216           --
                                                                                    2016    2.200       2.216           --
                                                                                    2015    2.224       2.200       60,321
                                                                                    2014    2.024       2.224       67,850
                                                                                    2013    1.539       2.024       81,633
                                                                                    2012    1.407       1.539       83,672
                                                                                    2011    1.491       1.407       92,595
                                                                                    2010    1.298       1.491       97,643
                                                                                    2009    1.060       1.298      103,948
                                                                                    2008    1.596       1.060      147,414
 BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)........................ 2017    2.552       2.552           --
                                                                                    2016    2.486       2.552           --
                                                                                    2015    2.547       2.486       65,530
                                                                                    2014    2.464       2.547       74,500
                                                                                    2013    2.454       2.464       75,505
                                                                                    2012    2.224       2.454      178,042
                                                                                    2011    2.171       2.224      162,513
                                                                                    2010    1.958       2.171      165,254
                                                                                    2009    1.488       1.958      180,217
                                                                                    2008    1.687       1.488      365,236
 BHFTI Schroders Global Multi-Asset Portfolio II Subaccount (Class B) (4/13)....... 2017   11.674      13.442           73
                                                                                    2016   11.294      11.674          113
                                                                                    2015   11.569      11.294           22
                                                                                    2014   10.772      11.569           --
                                                                                    2013   10.217      10.772           --

                       GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06).......... 2017   1.697       1.962       123,063
                                                                           2016   1.480       1.697       156,818
                                                                           2015   1.553       1.480       186,581
                                                                           2014   1.387       1.553       231,421
                                                                           2013   1.049       1.387       224,383
                                                                           2012   0.899       1.049       218,266
                                                                           2011   0.948       0.899       272,633
                                                                           2010   0.819       0.948       335,717
                                                                           2009   0.700       0.819       383,584
                                                                           2008   1.111       0.700       344,914
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2017   1.935       2.240       102,669
                                                                           2016   1.687       1.935       102,141
                                                                           2015   1.768       1.687       105,609
                                                                           2014   1.616       1.768       121,758
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)......... 2017   1.997       2.161        33,612
                                                                           2016   1.749       1.997        46,494
                                                                           2015   1.944       1.749        46,744
                                                                           2014   1.793       1.944        44,985
                                                                           2013   1.392       1.793        62,332
                                                                           2012   1.228       1.392        69,361
                                                                           2011   1.290       1.228        54,327
                                                                           2010   1.039       1.290        54,704
                                                                           2009   0.831       1.039        41,692
                                                                           2008   1.373       0.831        21,959
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)................. 2017   1.970       2.027        77,000
                                                                           2016   1.932       1.970       208,329
                                                                           2015   1.943       1.932       234,730
                                                                           2014   1.835       1.943       222,669
                                                                           2013   1.871       1.835       271,021
                                                                           2012   1.760       1.871       314,653
                                                                           2011   1.671       1.760       345,369
                                                                           2010   1.560       1.671       315,228
                                                                           2009   1.441       1.560       351,895
                                                                           2008   1.510       1.441       379,320
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2017   1.845       2.443       215,442
                                                                           2016   1.865       1.845       290,520
                                                                           2015   1.775       1.865       342,472
                                                                           2014   1.649       1.775       347,449
                                                                           2013   1.243       1.649       458,293
                                                                           2012   1.099       1.243       477,138
                                                                           2011   1.221       1.099       502,741
                                                                           2010   1.031       1.221       595,483
                                                                           2009   0.816       1.031       916,928
 BHFTII BlackRock Capital Appreciation Subaccount (Class B) (4/08)........ 2009   2.070       2.794            --
                                                                           2008   3.194       2.070            --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)....... 2017   1.153       1.150       369,584
                                                                           2016   1.162       1.153       569,462
                                                                           2015   1.175       1.162       624,442
                                                                           2014   1.189       1.175       658,118
                                                                           2013   1.203       1.189     2,505,635
                                                                           2012   1.217       1.203     2,597,547
                                                                           2011   1.231       1.217     2,588,171
                                                                           2010   1.245       1.231     2,791,932
                                                                           2009   1.254       1.245     2,805,600
                                                                           2008   1.233       1.254     3,192,687
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)....... 2017   1.435       1.517       108,103
                                                                           2016   1.388       1.435       139,490
                                                                           2015   1.413       1.388       142,531
                                                                           2014   1.368       1.413       167,916
                                                                           2013   1.327       1.368       440,115
                                                                           2012   1.229       1.327       347,794
                                                                           2011   1.204       1.229       332,770
                                                                           2010   1.107       1.204       368,759
                                                                           2009   0.929       1.107       447,744
                                                                           2008   1.098       0.929       200,478
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (2/06)....... 2017   1.487       1.627       725,618

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2016   1.418
                                                                                           2015   1.450
                                                                                           2014   1.398
                                                                                           2013   1.275
                                                                                           2012   1.157
                                                                                           2011   1.158
                                                                                           2010   1.051
                                                                                           2009   0.859
                                                                                           2008   1.109
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....................... 2017   1.512
                                                                                           2016   1.428
                                                                                           2015   1.463
                                                                                           2014   1.409
                                                                                           2013   1.208
                                                                                           2012   1.079
                                                                                           2011   1.107
                                                                                           2010   0.989
                                                                                           2009   0.791
                                                                                           2008   1.121
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 2017   1.517
                                                                                           2016   1.419
                                                                                           2015   1.460
                                                                                           2014   1.403
                                                                                           2013   1.142
                                                                                           2012   1.001
                                                                                           2011   1.052
                                                                                           2010   0.928
                                                                                           2009   0.727
                                                                                           2008   1.134
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 2017   2.643
                                                                                           2016   2.499
                                                                                           2015   2.465
                                                                                           2014   2.255
                                                                                           2013   1.892
                                                                                           2012   1.703
                                                                                           2011   1.659
                                                                                           2010   1.531
                                                                                           2009   1.320
                                                                                           2008   1.776
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2017   1.885
                                                                                           2016   1.777
                                                                                           2015   1.755
                                                                                           2014   1.605
                                                                                           2013   1.214
                                                                                           2012   1.088
                                                                                           2011   1.147
                                                                                           2010   1.036
                                                                                           2009   0.794
                                                                                           2008   1.282
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.645
                                                                                           2008   1.092
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 2009   0.760
                                                                                           2008   1.394
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 2013   1.459
                                                                                           2012   1.277
                                                                                           2011   1.377
                                                                                           2010   1.217
                                                                                           2009   1.012
                                                                                           2008   1.678
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2017   2.245



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.487     1,279,607
                                                                                           1.418     1,311,076
                                                                                           1.450     1,255,698
                                                                                           1.398     1,357,838
                                                                                           1.275     1,346,351
                                                                                           1.157     1,487,486
                                                                                           1.158     1,494,445
                                                                                           1.051     1,374,926
                                                                                           0.859     1,572,585
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (2/06)....................... 1.715     2,130,948
                                                                                           1.512     3,837,085
                                                                                           1.428     4,180,849
                                                                                           1.463     4,086,334
                                                                                           1.409     4,848,741
                                                                                           1.208     4,921,137
                                                                                           1.079     4,808,567
                                                                                           1.107     4,765,998
                                                                                           0.989     4,738,265
                                                                                           0.791     5,929,292
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (2/06)....................... 1.787     1,565,090
                                                                                           1.517     2,501,333
                                                                                           1.419     2,730,230
                                                                                           1.460     2,845,003
                                                                                           1.403     2,856,847
                                                                                           1.142     3,128,957
                                                                                           1.001     2,991,247
                                                                                           1.052     3,104,348
                                                                                           0.928     3,568,201
                                                                                           0.727     4,543,502
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)....................... 3.009       161,765
                                                                                           2.643       227,118
                                                                                           2.499       235,071
                                                                                           2.465       239,913
                                                                                           2.255       246,649
                                                                                           1.892       308,424
                                                                                           1.703       307,575
                                                                                           1.659       354,602
                                                                                           1.531       475,581
                                                                                           1.320        80,729
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.219       192,970
                                                                                           1.885       228,161
                                                                                           1.777       220,720
                                                                                           1.755       242,663
                                                                                           1.605       270,717
                                                                                           1.214       309,571
                                                                                           1.088       303,370
                                                                                           1.147       332,691
                                                                                           1.036       379,785
                                                                                           0.794       466,832
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.639            --
                                                                                           0.645         1,731
 BHFTII FI Large Cap Subaccount (Class A) (4/06).......................................... 0.795            --
                                                                                           0.760     1,168,891
 BHFTII FI Value Leaders Subaccount (Class D) (4/06)...................................... 1.609            --
                                                                                           1.459       125,105
                                                                                           1.277       152,347
                                                                                           1.377       164,483
                                                                                           1.217       269,013
                                                                                           1.012       274,630
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)............................... 2.777        90,250

                          GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                2016    2.157       2.245      103,830
                                                                                2015    2.123       2.157      161,825
                                                                                2014    1.934       2.123      155,329
                                                                                2013    1.475       1.934      161,467
                                                                                2012    1.346       1.475      173,731
                                                                                2011    1.405       1.346      177,509
                                                                                2010    1.234       1.405      218,821
                                                                                2009    0.837       1.234      316,288
                                                                                2008    1.560       0.837      356,043
 BHFTII Jennison Growth Subaccount (Class A) (4/12)............................ 2017    1.482       2.012       37,008
                                                                                2016    1.497       1.482       84,164
                                                                                2015    1.367       1.497      102,375
                                                                                2014    1.268       1.367      111,795
                                                                                2013    0.936       1.268      104,348
                                                                                2012    0.970       0.936      177,690
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................ 2012    0.857       0.979           --
                                                                                2011    0.865       0.857       31,904
                                                                                2010    0.786       0.865       34,134
                                                                                2009    0.570       0.786       30,990
                                                                                2008    0.858       0.570       45,078
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07).............. 2017    2.202       2.248      152,103
                                                                                2016    2.176       2.202      205,322
                                                                                2015    2.196       2.176      196,336
                                                                                2014    2.099       2.196      217,718
                                                                                2013    2.174       2.099      243,589
                                                                                2012    2.117       2.174      254,615
                                                                                2011    1.992       2.117      287,632
                                                                                2010    1.900       1.992      304,159
                                                                                2009    1.827       1.900      328,897
                                                                                2008    1.744       1.827      426,703
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06).............. 2011    0.981       1.065           --
                                                                                2010    0.858       0.981      376,649
                                                                                2009    0.660       0.858      385,597
                                                                                2008    1.121       0.660      417,149
 BHFTII MetLife Mid Cap Stock Index Subaccount (Class G) (4/13)................ 2017   31.918      36.477        3,311
                                                                                2016   26.887      31.918        2,814
                                                                                2015   27.947      26.887        1,083
                                                                                2014   25.885      27.947          476
                                                                                2013   22.194      25.885          304
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2017    1.731       2.137       98,918
                                                                                2016    1.728       1.731      276,284
                                                                                2015    1.767       1.728      304,681
                                                                                2014    1.902       1.767      329,597
                                                                                2013    1.578       1.902      421,639
                                                                                2012    1.349       1.578      419,177
                                                                                2011    1.560       1.349      409,104
                                                                                2010    1.459       1.560      405,607
                                                                                2009    1.147       1.459      426,910
                                                                                2008    2.003       1.147      446,421
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2017    3.236       3.668       96,808
                                                                                2016    2.699       3.236      209,189
                                                                                2015    2.852       2.699      219,212
                                                                                2014    2.746       2.852      241,869
                                                                                2013    2.005       2.746      283,372
                                                                                2012    1.743       2.005      302,245
                                                                                2011    1.839       1.743      306,203
                                                                                2010    1.466       1.839      342,008
                                                                                2009    1.176       1.466      354,741
                                                                                2008    1.790       1.176      514,574
 BHFTII MetLife Stock Index Subaccount (Class A) (4/07)........................ 2017    3.579       4.301      218,122

                            GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2016   3.241       3.579       567,694
                                                                                    2015   3.240       3.241       561,226
                                                                                    2014   2.891       3.240       619,430
                                                                                    2013   2.214       2.891       701,377
                                                                                    2012   1.935       2.214       698,925
                                                                                    2011   1.921       1.935       715,941
                                                                                    2010   1.692       1.921       697,013
                                                                                    2009   1.356       1.692     1,021,123
                                                                                    2008   2.180       1.356       824,665
 BHFTII MFS Value Portfolio II Subaccount (Class B) (4/08)......................... 2017   1.961       2.081         4,798
                                                                                    2016   1.680       1.961        14,437
                                                                                    2015   1.811       1.680        19,296
                                                                                    2014   1.670       1.811        16,096
                                                                                    2013   1.282       1.670        24,187
                                                                                    2012   1.138       1.282        29,043
                                                                                    2011   1.128       1.138         9,497
                                                                                    2010   1.048       1.128         6,667
                                                                                    2009   0.954       1.048         5,411
                                                                                    2008   1.396       0.954            --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2017   3.200       3.550       359,313
                                                                                    2016   2.970       3.200     1,009,565
                                                                                    2015   3.015       2.970     1,129,927
                                                                                    2014   2.813       3.015     1,175,069
                                                                                    2013   2.396       2.813     1,340,382
                                                                                    2012   2.177       2.396     1,512,010
                                                                                    2011   2.154       2.177     1,626,988
                                                                                    2010   1.984       2.154     1,746,941
                                                                                    2009   1.695       1.984     2,269,079
                                                                                    2008   2.207       1.695     2,484,195
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................. 2017   2.499       2.915       515,002
                                                                                    2016   2.210       2.499     1,030,883
                                                                                    2015   2.239       2.210     1,171,097
                                                                                    2014   2.044       2.239     1,233,695
                                                                                    2013   1.523       2.044     1,410,861
                                                                                    2012   1.321       1.523     1,541,857
                                                                                    2011   1.325       1.321     1,632,316
                                                                                    2010   1.203       1.325     1,772,834
                                                                                    2009   1.007       1.203     1,913,290
                                                                                    2008   1.510       1.007     2,054,169
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2017   3.868       4.426        44,136
                                                                                    2016   3.297       3.868       126,430
                                                                                    2015   3.316       3.297       127,741
                                                                                    2014   3.354       3.316       127,267
                                                                                    2013   2.677       3.354       139,118
 BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/08)................. 2017   2.695       3.556        38,784
                                                                                    2016   2.685       2.695        34,306
                                                                                    2015   2.457       2.685        27,939
                                                                                    2014   2.284       2.457        31,532
                                                                                    2013   1.665       2.284        13,875
                                                                                    2012   1.419       1.665         9,522
                                                                                    2011   1.455       1.419        23,928
                                                                                    2010   1.261       1.455        25,576
                                                                                    2009   0.892       1.261        13,023
                                                                                    2008   1.457       0.892        13,043
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2017   3.596       4.356       198,461
                                                                                    2016   3.263       3.596       294,465
                                                                                    2015   3.221       3.263       337,730
                                                                                    2014   3.055       3.221       344,412
                                                                                    2013   2.144       3.055       334,477
                                                                                    2012   1.871       2.144       388,949
                                                                                    2011   1.866       1.871       401,193
                                                                                    2010   1.401       1.866       444,326
                                                                                    2009   1.023       1.401       539,837
                                                                                    2008   1.551       1.023       646,804
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)....... 2017   2.031       2.050        77,092

                             GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                      2016   2.026       2.031       104,556
                                                                                      2015   2.034       2.026       143,722
                                                                                      2014   1.999       2.034       175,057
                                                                                      2013   2.034       1.999       270,128
                                                                                      2012   1.987       2.034       336,737
                                                                                      2011   1.902       1.987       339,470
                                                                                      2010   1.816       1.902       349,233
                                                                                      2009   1.758       1.816       408,689
                                                                                      2008   1.782       1.758       484,798
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (9/98)............ 2017   5.294       5.864        25,827
                                                                                      2016   4.075       5.294        41,998
                                                                                      2015   4.396       4.075        47,117
                                                                                      2014   4.200       4.396        70,674
                                                                                      2013   3.183       4.200        70,858
                                                                                      2012   2.827       3.183        99,897
                                                                                      2011   2.898       2.827       115,261
                                                                                      2010   2.216       2.898       124,504
                                                                                      2009   1.701       2.216       154,862
                                                                                      2008   2.453       1.701       175,238
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)......................... 2008   1.343       1.287            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (9/98)................... 2008   1.637       1.548            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (4/03)................ 2017   2.631       3.162       163,645
                                                                                      2016   2.470       2.631       262,523
                                                                                      2015   2.489       2.470       311,291
                                                                                      2014   2.255       2.489       306,914
                                                                                      2013   1.742       2.255       393,908
                                                                                      2012   1.517       1.742       403,371
                                                                                      2011   1.579       1.517       539,439
                                                                                      2010   1.366       1.579       598,468
                                                                                      2009   1.020       1.366       607,143
                                                                                      2008   1.800       1.020       679,759
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (9/01)....... 2017   2.160       2.638            --
                                                                                      2016   2.129       2.160            --
                                                                                      2015   2.132       2.129            --
                                                                                      2014   1.949       2.132            --
                                                                                      2013   1.426       1.949            --
                                                                                      2012   1.180       1.426            --
                                                                                      2011   1.227       1.180            --
                                                                                      2010   1.052       1.227            --
                                                                                      2009   0.784       1.052            --
                                                                                      2008   1.352       0.784           618
 Fidelity VIP Equity-Income Subaccount (Initial Class) (11/97)....................... 2017   3.256       3.634         5,652
                                                                                      2016   2.791       3.256         9,572
                                                                                      2015   2.939       2.791        13,167
                                                                                      2014   2.735       2.939        15,489
                                                                                      2013   2.159       2.735        36,180
                                                                                      2012   1.862       2.159        35,802
                                                                                      2011   1.865       1.862        54,453
                                                                                      2010   1.638       1.865        61,084
                                                                                      2009   1.273       1.638        82,258
 Fidelity VIP Growth Subaccount (Initial Class) (11/97).............................. 2008   2.091       1.922            --
 Fidelity VIP High Income Subaccount (Initial Class) (11/97)......................... 2017   1.963       2.075         2,337
                                                                                      2016   1.733       1.963         2,337
                                                                                      2015   1.819       1.733         2,337
                                                                                      2014   1.819       1.819         2,337
                                                                                      2013   1.736       1.819         2,337
                                                                                      2012   1.538       1.736         2,337
                                                                                      2011   1.495       1.538         2,337
                                                                                      2010   1.329       1.495         2,480
                                                                                      2009   0.934       1.329        28,085
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (7/01)............................ 2017   3.615       4.307       450,260

                           GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2016   3.267       3.615       730,570
                                                                                  2015   3.359       3.267       902,592
                                                                                  2014   3.205       3.359       909,191
                                                                                  2013   2.386       3.205       978,123
                                                                                  2012   2.107       2.386     1,091,756
                                                                                  2011   2.391       2.107     1,156,428
                                                                                  2010   1.881       2.391     1,328,863
                                                                                  2009   1.362       1.881     1,471,651
                                                                                  2008   2.281       1.362     1,777,391
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2017   1.765       2.450        53,761
                                                                                  2016   1.520       1.765        61,902
                                                                                  2015   1.913       1.520        55,702
                                                                                  2014   2.112       1.913        49,774
                                                                                  2013   2.156       2.112        66,829
                                                                                  2012   1.928       2.156        85,572
                                                                                  2011   2.318       1.928       175,694
                                                                                  2010   1.994       2.318       179,555
                                                                                  2009   1.169       1.994       165,409
                                                                                  2008   2.499       1.169       186,090
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2017   1.591       1.836        18,367
                                                                                  2016   1.502       1.591       122,857
                                                                                  2015   1.625       1.502       258,040
                                                                                  2014   1.849       1.625       237,084
                                                                                  2013   1.521       1.849       318,412
                                                                                  2012   1.302       1.521       294,402
                                                                                  2011   1.473       1.302       308,682
                                                                                  2010   1.375       1.473       363,643
                                                                                  2009   1.015       1.375       331,192
                                                                                  2008   1.722       1.015       363,195
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (7/01)................... 2017   2.361       2.967        26,012
                                                                                  2016   2.131       2.361        41,224
                                                                                  2015   2.077       2.131        52,134
                                                                                  2014   1.872       2.077        49,774
                                                                                  2013   1.434       1.872        65,996
                                                                                  2012   1.240       1.434       103,439
                                                                                  2011   1.276       1.240        48,843
                                                                                  2010   1.028       1.276        45,118
                                                                                  2009   0.720       1.028        53,522
                                                                                  2008   1.297       0.720        84,929
 Janus Henderson Global Research Subaccount (Service Shares) (7/01).............. 2017   1.134       1.420        23,738
                                                                                  2016   1.127       1.134        23,481
                                                                                  2015   1.169       1.127        11,757
                                                                                  2014   1.104       1.169        12,063
                                                                                  2013   0.872       1.104        18,154
                                                                                  2012   0.736       0.872        18,430
                                                                                  2011   0.865       0.736        18,713
                                                                                  2010   0.758       0.865        18,713
                                                                                  2009   0.558       0.758        23,849
                                                                                  2008   1.022       0.558        29,758
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2017   2.111       2.427        51,345
                                                                                  2016   2.110       2.111       126,973
                                                                                  2015   2.172       2.110       151,738
                                                                                  2014   1.825       2.172       165,484
                                                                                  2013   1.249       1.825       179,240
                                                                                  2012   1.064       1.249       193,706
                                                                                  2011   1.051       1.064       205,748
                                                                                  2010   0.850       1.051       242,292
                                                                                  2009   0.639       0.850       413,265
                                                                                  2008   1.085       0.639       457,745
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.603       1.613            --
                                                                                  2013   1.227       1.603       178,951
                                                                                  2012   1.079       1.227       181,388
                                                                                  2011   1.164       1.079       181,822
                                                                                  2010   1.010       1.164       267,353
                                                                                  2009   0.790       1.010       431,207
                                                                                  2008   1.259       0.790       388,104

                    GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)..................... 2017   2.139
                                                                                           2016   1.971
                                                                                           2015   1.963
                                                                                           2014   1.789
                                                                                           2013   1.392
                                                                                           2012   1.214
                                                                                           2011   1.197
                                                                                           2010   1.075
                                                                                           2009   0.891
                                                                                           2008   1.275
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 2011   0.932
                                                                                           2010   0.843
                                                                                           2009   0.698
                                                                                           2008   0.989
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)................ 2017   2.305
                                                                                           2016   2.028
                                                                                           2015   2.144
                                                                                           2014   1.909
                                                                                           2013   1.533
                                                                                           2012   1.358
                                                                                           2011   1.273
                                                                                           2010   1.147
                                                                                           2009   0.944
                                                                                           2008   1.470
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 2017   3.186
                                                                                           2016   3.001
                                                                                           2015   2.765
                                                                                           2014   2.453
                                                                                           2013   1.800
                                                                                           2012   1.513
                                                                                           2011   1.541
                                                                                           2010   1.419
                                                                                           2009   1.008
                                                                                           2008   1.626
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 2017   3.095
                                                                                           2016   2.770
                                                                                           2015   2.885
                                                                                           2014   2.613
                                                                                           2013   1.997
                                                                                           2012   1.734
                                                                                           2011   1.671
                                                                                           2010   1.544
                                                                                           2009   1.255
                                                                                           2008   1.971
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2017   2.365
                                                                                           2016   2.261
                                                                                           2015   2.392
                                                                                           2014   2.325
                                                                                           2013   1.599
                                                                                           2012   1.355
                                                                                           2011   1.352
                                                                                           2010   1.092
                                                                                           2009   0.774
                                                                                           2008   1.320
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 2009   0.672
                                                                                           2008   1.088
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 2011   1.050
                                                                                           2010   1.024
                                                                                           2009   0.805
                                                                                           2008   1.440
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2017   2.429



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)..................... 2.528           653
                                                                                           2.139        67,689
                                                                                           1.971        62,211
                                                                                           1.963        56,043
                                                                                           1.789        49,608
                                                                                           1.392        50,522
                                                                                           1.214        43,752
                                                                                           1.197        36,540
                                                                                           1.075        66,166
                                                                                           0.891        63,516
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (7/01).......................... 1.014            --
                                                                                           0.932         3,212
                                                                                           0.843        25,106
                                                                                           0.698        21,763
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)................ 2.716         5,619
                                                                                           2.305        29,073
                                                                                           2.028        12,953
                                                                                           2.144        11,431
                                                                                           1.909        12,415
                                                                                           1.533        11,384
                                                                                           1.358         4,058
                                                                                           1.273         1,506
                                                                                           1.147         9,035
                                                                                           0.944        11,216
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (8/98)................. 3.961       138,909
                                                                                           3.186       220,603
                                                                                           3.001       254,572
                                                                                           2.765       286,536
                                                                                           2.453       323,922
                                                                                           1.800       382,153
                                                                                           1.513       412,388
                                                                                           1.541       456,686
                                                                                           1.419       507,985
                                                                                           1.008       529,873
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................. 3.513        17,010
                                                                                           3.095        30,324
                                                                                           2.770        46,878
                                                                                           2.885        67,320
                                                                                           2.613        67,510
                                                                                           1.997        70,924
                                                                                           1.734        88,492
                                                                                           1.671        95,707
                                                                                           1.544       219,616
                                                                                           1.255       282,522
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.906        16,981
                                                                                           2.365        28,149
                                                                                           2.261        25,875
                                                                                           2.392        24,717
                                                                                           2.325        64,137
                                                                                           1.599       103,146
                                                                                           1.355        98,991
                                                                                           1.352       103,546
                                                                                           1.092       144,323
                                                                                           0.774       135,319
 LMPVET Equity Index Subaccount (Class II) (5/99)......................................... 0.656            --
                                                                                           0.672       850,955
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/97)...... 1.132            --
                                                                                           1.050        96,385
                                                                                           1.024       170,445
                                                                                           0.805       216,559
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (10/96).................................... 2.540        26,842

                         GOLD TRACK SELECT BLIC -- SEPARATE ACCOUNT CHARGES 1.15% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2016   2.351       2.429        19,967
                                                                               2015   2.350       2.351        14,586
                                                                               2014   2.385       2.350        14,245
                                                                               2013   2.209       2.385        21,704
                                                                               2012   1.896       2.209        21,190
                                                                               2011   1.873       1.896        22,363
                                                                               2010   1.624       1.873        36,615
                                                                               2009   1.027       1.624        53,049
                                                                               2008   1.484       1.027        62,411
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)....... 2011   1.019       1.008            --
                                                                               2010   0.944       1.019            --
                                                                               2009   0.813       0.944            --
                                                                               2008   1.044       0.813         7,553
 LMPVIT Western Asset Variable Money Market Subaccount (3/97)................. 2010   1.319       1.314            --
                                                                               2009   1.332       1.319        77,076
                                                                               2008   1.313       1.332       680,677
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (7/01).............. 2009   1.418       1.467            --
                                                                               2008   1.368       1.418       315,874
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (7/01)...................... 2008   0.990       0.920            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (10/96)................ 2017   2.667       3.078       129,110
                                                                               2016   2.540       2.667       146,160
                                                                               2015   2.614       2.540       156,991
                                                                               2014   2.419       2.614       150,155
                                                                               2013   2.061       2.419       152,619
                                                                               2012   1.884       2.061       185,737
                                                                               2011   1.906       1.884       151,574
                                                                               2010   1.719       1.906       163,185
                                                                               2009   1.415       1.719       186,027
                                                                               2008   1.914       1.415       257,988
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)........................... 2009   1.053       1.023            --
                                                                               2008   1.659       1.053       145,603
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)....................... 2009   0.569       0.584            --
                                                                               2008   1.010       0.569         8,318
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (9/98)............................. 2017   2.427       2.427            --
                                                                               2016   2.268       2.427            --
                                                                               2015   2.567       2.268         3,475
                                                                               2014   2.486       2.567        23,110
                                                                               2013   2.191       2.486        32,955
                                                                               2012   1.945       2.191        32,858
                                                                               2011   2.121       1.945        31,033
                                                                               2010   1.830       2.121        33,357
                                                                               2009   1.156       1.830        36,194
                                                                               2008   2.108       1.156        32,671



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2017.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 2/25/05 The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mutual Shares Securities Fund merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/Aim Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds, Inc.-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds, Inc.-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust-MFS(Reg. TM) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust -Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.

Effective on or about 4/30/2007, Fidelity(Reg. TM) Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Fidelity(Reg. TM) Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.


                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.


The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account Eleven for Variable Annuities and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                   AB GLOBAL           ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                THEMATIC GROWTH        APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             --------------------   -------------------   -------------------   --------------------
ASSETS:
   Investments at fair value...............  $            442,332   $         2,608,577   $         3,930,823   $        105,349,098
   Due from Brighthouse Life Insurance
     Company...............................                    --                    --                    --                     --
                                             --------------------   -------------------   -------------------   --------------------
       Total Assets........................               442,332             2,608,577             3,930,823            105,349,098
                                             --------------------   -------------------   -------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company...............................                    --                    --                    --                      4
                                             --------------------   -------------------   -------------------   --------------------
       Total Liabilities...................                    --                    --                    --                      4
                                             --------------------   -------------------   -------------------   --------------------

NET ASSETS.................................  $            442,332   $         2,608,577   $         3,930,823   $        105,349,094
                                             ====================   ===================   ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $            442,332   $         2,608,577   $         3,930,823   $        105,073,420
   Net assets from contracts in payout.....                    --                    --                    --                275,674
                                             --------------------   -------------------   -------------------   --------------------
       Total Net Assets....................  $            442,332   $         2,608,577   $         3,930,823   $        105,349,094
                                             ====================   ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                             AMERICAN FUNDS                                                      BHFTI
                                              GLOBAL SMALL       AMERICAN FUNDS        AMERICAN FUNDS       AMERICAN FUNDS
                                             CAPITALIZATION          GROWTH             GROWTH-INCOME     BALANCED ALLOCATION
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,857,993  $       249,883,944  $       201,327,960  $          5,335,264
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            1,857,993          249,883,944          201,327,960             5,335,264
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    9                   11                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                    9                   11                    --
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         1,857,993  $       249,883,935  $       201,327,949  $          5,335,264
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,853,955  $       249,181,029  $       200,569,160  $          5,335,264
   Net assets from contracts in payout..                4,038              702,906              758,789                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         1,857,993  $       249,883,935  $       201,327,949  $          5,335,264
                                          ===================  ===================  ===================  ====================


                                                  BHFTI               BHFTI                BHFTI                 BHFTI
                                             AMERICAN FUNDS      AMERICAN FUNDS          BLACKROCK            BRIGHTHOUSE
                                            GROWTH ALLOCATION  MODERATE ALLOCATION      HIGH YIELD       ASSET ALLOCATION 100
                                               SUBACCOUNT          SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         4,033,009  $         2,810,362  $        76,481,656  $         66,232,310
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            4,033,009            2,810,362           76,481,656            66,232,310
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   11                     5
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   11                     5
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         4,033,009  $         2,810,362  $        76,481,645  $         66,232,305
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,033,009  $         2,810,362  $        76,414,283  $         66,232,305
   Net assets from contracts in payout..                   --                   --               67,362                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         4,033,009  $         2,810,362  $        76,481,645  $         66,232,305
                                          ===================  ===================  ===================  ====================

                                                                       BHFTI
                                                 BHFTI             BRIGHTHOUSE/
                                              BRIGHTHOUSE        ABERDEEN EMERGING
                                            SMALL CAP VALUE       MARKETS EQUITY
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       107,003,107  $        41,689,527
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          107,003,107           41,689,527
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    7                   11
                                          -------------------  -------------------
       Total Liabilities................                    7                   11
                                          -------------------  -------------------

NET ASSETS..............................  $       107,003,100  $        41,689,516
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       106,793,091  $        41,596,279
   Net assets from contracts in payout..              210,009               93,237
                                          -------------------  -------------------
       Total Net Assets.................  $       107,003,100  $        41,689,516
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                  BHFTI                BHFTI
                                              BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI                BHFTI
                                               EATON VANCE          WELLINGTON         CLARION GLOBAL         CLEARBRIDGE
                                              FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE       AGGRESSIVE GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         2,892,039  $         39,712,655  $        58,000,550  $       501,767,726
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................            2,892,039            39,712,655           58,000,550          501,767,726
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                     7                    6                   17
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                     7                    6                   17
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         2,892,037  $         39,712,648  $        58,000,544  $       501,767,709
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         2,879,458  $         39,591,469  $        57,844,107  $       500,417,162
   Net assets from contracts in payout..               12,579               121,179              156,437            1,350,547
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $         2,892,037  $         39,712,648  $        58,000,544  $       501,767,709
                                          ===================  ====================  ===================  ===================


                                                 BHFTI                                      BHFTI                BHFTI
                                            HARRIS OAKMARK             BHFTI               INVESCO             JPMORGAN
                                             INTERNATIONAL       INVESCO COMSTOCK     SMALL CAP GROWTH      SMALL CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        64,343,040  $       182,616,269  $         14,475,763  $        11,367,611
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           64,343,040          182,616,269            14,475,763           11,367,611
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   11                   13                    10                  242
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   11                   13                    10                  242
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        64,343,029  $       182,616,256  $         14,475,753  $        11,367,369
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        64,222,936  $       181,698,368  $         14,416,236  $        11,349,350
   Net assets from contracts in payout..              120,093              917,888                59,517               18,019
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        64,343,029  $       182,616,256  $         14,475,753  $        11,367,369
                                          ===================  ===================  ====================  ===================


                                                  BHFTI                BHFTI
                                              LOOMIS SAYLES     METLIFE MULTI-INDEX
                                             GLOBAL MARKETS        TARGETED RISK
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       137,653,582  $            96,752
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          137,653,582               96,752
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    4                   --
                                          -------------------  --------------------
       Total Liabilities................                    4                   --
                                          -------------------  --------------------

NET ASSETS..............................  $       137,653,578  $            96,752
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       137,323,319  $            96,752
   Net assets from contracts in payout..              330,259                   --
                                          -------------------  --------------------
       Total Net Assets.................  $       137,653,578  $            96,752
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                   BHFTI                BHFTI                BHFTI                BHFTI
                                               MFS RESEARCH        MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $        59,333,844  $         9,509,069  $      345,629,140  $        44,339,892
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................           59,333,844            9,509,069         345,629,140           44,339,892
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   10                    4                  35                    6
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                   10                    4                  35                    6
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $        59,333,834  $         9,509,065  $      345,629,105  $        44,339,886
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        59,039,444  $         9,459,363  $      345,179,784  $        44,151,769
   Net assets from contracts in payout....              294,390               49,702             449,321              188,117
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $        59,333,834  $         9,509,065  $      345,629,105  $        44,339,886
                                            ===================  ===================  ==================  ===================

                                                   BHFTI                BHFTI                BHFTI
                                                   PIMCO          SCHRODERS GLOBAL        SSGA GROWTH             BHFTI
                                               TOTAL RETURN        MULTI-ASSET II       AND INCOME ETF       SSGA GROWTH ETF
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       163,277,029  $           39,912  $       110,308,883  $       148,452,973
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          163,277,029              39,912          110,308,883          148,452,973
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    6                  --                   --                    1
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                    6                  --                   --                    1
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       163,277,023  $           39,912  $       110,308,883  $       148,452,972
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       162,464,755  $           39,912  $       110,308,883  $       148,452,972
   Net assets from contracts in payout....              812,268                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       163,277,023  $           39,912  $       110,308,883  $       148,452,972
                                            ===================  ==================  ===================  ===================

                                                    BHFTI               BHFTI
                                                T. ROWE PRICE       T. ROWE PRICE
                                               LARGE CAP VALUE     MID CAP GROWTH
                                                 SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       375,859,449  $         1,483,224
   Due from Brighthouse Life Insurance
     Company..............................                1,408                   --
                                            -------------------  -------------------
       Total Assets.......................          375,860,857            1,483,224
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                   --                    2
                                            -------------------  -------------------

NET ASSETS................................  $       375,860,857  $         1,483,222
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       374,475,441  $         1,483,222
   Net assets from contracts in payout....            1,385,416                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       375,860,857  $         1,483,222
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                  BHFTI              BHFTII                BHFTII               BHFTII
                                            VICTORY SYCAMORE        BLACKROCK             BLACKROCK        BLACKROCK ULTRA-
                                              MID CAP VALUE        BOND INCOME      CAPITAL APPRECIATION    SHORT TERM BOND
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        37,197,602  $       121,551,865  $        191,718,120  $       181,229,946
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           37,197,602          121,551,865           191,718,120          181,229,946
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    8                   19                    15                   21
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                    8                   19                    15                   21
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        37,197,594  $       121,551,846  $        191,718,105  $       181,229,925
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        37,000,318  $       120,886,852  $        190,267,033  $       180,423,282
   Net assets from contracts in payout..              197,276              664,994             1,451,072              806,643
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        37,197,594  $       121,551,846  $        191,718,105  $       181,229,925
                                          ===================  ===================  ====================  ===================


                                                 BHFTII               BHFTII                BHFTII                BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                           ASSET ALLOCATION 20  ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         18,176,796  $        63,546,576  $        453,115,640  $        622,556,301
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................            18,176,796           63,546,576           453,115,640           622,556,301
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     9                    8                     8                     6
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     9                    8                     8                     6
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         18,176,787  $        63,546,568  $        453,115,632  $        622,556,295
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         17,955,585  $        63,518,702  $        453,037,211  $        622,505,415
   Net assets from contracts in payout..               221,202               27,866                78,421                50,880
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         18,176,787  $        63,546,568  $        453,115,632  $        622,556,295
                                          ====================  ===================  ====================  ====================

                                                                 BHFTII BRIGHTHOUSE/
                                                 BHFTII              DIMENSIONAL
                                           BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,833,989   $            802,656
   Due from Brighthouse Life Insurance
     Company............................                   --                     --
                                          --------------------  --------------------
        Total Assets....................            1,833,989                802,656
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                      1
                                          --------------------  --------------------
        Total Liabilities...............                   --                      1
                                          --------------------  --------------------

NET ASSETS..............................  $         1,833,989   $            802,655
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,789,155   $            802,655
   Net assets from contracts in payout..               44,834                     --
                                          --------------------  --------------------
        Total Net Assets................  $         1,833,989   $            802,655
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                BHFTII                BHFTII
                                             BRIGHTHOUSE/          BRIGHTHOUSE/            BHFTII
                                              WELLINGTON          WELLINGTON CORE         FRONTIER              BHFTII
                                               BALANCED        EQUITY OPPORTUNITIES    MID CAP GROWTH       JENNISON GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       239,161,039  $       120,932,400   $        77,610,269  $       405,643,367
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          239,161,039          120,932,400            77,610,269          405,643,367
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                   17                    12                    8
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                   17                    12                    8
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       239,161,037  $       120,932,383   $        77,610,257  $       405,643,359
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       238,548,389  $       120,331,133   $        77,216,726  $       405,193,101
   Net assets from contracts in payout..              612,648              601,250               393,531              450,258
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       239,161,037  $       120,932,383   $        77,610,257  $       405,643,359
                                          ===================  ====================  ===================  ===================


                                                BHFTII               BHFTII                BHFTII               BHFTII
                                             LOOMIS SAYLES      METLIFE AGGREGATE      METLIFE MID CAP          METLIFE
                                            SMALL CAP CORE         BOND INDEX            STOCK INDEX        MSCI EAFE INDEX
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Assets.....................            1,468,973           57,551,248           19,314,230            52,579,273
                                          -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------
       Total Liabilities................                   --                   --                   --                    --
                                          -------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
                                          ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,468,973  $        57,483,465  $        19,314,230  $         52,545,107
   Net assets from contracts in payout..                   --               67,783                   --                34,166
                                          -------------------  -------------------  -------------------  --------------------
       Total Net Assets.................  $         1,468,973  $        57,551,248  $        19,314,230  $         52,579,273
                                          ===================  ===================  ===================  ====================


                                                BHFTII                BHFTII
                                                METLIFE               METLIFE
                                          RUSSELL 2000 INDEX        STOCK INDEX
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $       112,322,155  $       884,599,204
   Due from Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................          112,322,155          884,599,204
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                   40
                                          -------------------  -------------------
       Total Liabilities................                    1                   40
                                          -------------------  -------------------

NET ASSETS..............................  $       112,322,154  $       884,599,164
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       112,281,738  $       880,916,082
   Net assets from contracts in payout..               40,416            3,683,082
                                          -------------------  -------------------
       Total Net Assets.................  $       112,322,154  $       884,599,164
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017




                                                                                                                BHFTII
                                                 BHFTII               BHFTII               BHFTII          NEUBERGER BERMAN
                                            MFS TOTAL RETURN       MFS VALUE II           MFS VALUE             GENESIS
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       336,697,109  $          8,599,273  $       128,018,055  $        59,769,326
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                  130
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................          336,697,109             8,599,273          128,018,055           59,769,456
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   27                     5                   30                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   27                     5                   30                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       336,697,082  $          8,599,268  $       128,018,025  $        59,769,456
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       334,700,452  $          8,599,268  $       127,549,491  $        59,706,481
   Net assets from contracts in payout..            1,996,630                    --              468,534               62,975
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $       336,697,082  $          8,599,268  $       128,018,025  $        59,769,456
                                          ===================  ====================  ===================  ===================

                                                                                           BHFTII
                                                                                        WESTERN ASSET           BHFTII
                                                BHFTII                BHFTII             MANAGEMENT          WESTERN ASSET
                                             T. ROWE PRICE         T. ROWE PRICE       STRATEGIC BOND         MANAGEMENT
                                           LARGE CAP GROWTH      SMALL CAP GROWTH       OPPORTUNITIES       U.S. GOVERNMENT
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        63,630,995  $       118,103,926  $        161,437,615  $        68,510,033
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           63,630,995          118,103,926           161,437,615           68,510,033
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   17                    8                    24                    5
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   17                    8                    24                    5
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        63,630,978  $       118,103,918  $        161,437,591  $        68,510,028
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        62,862,339  $       118,037,394  $        160,698,509  $        68,291,591
   Net assets from contracts in payout..              768,639               66,524               739,082              218,437
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        63,630,978  $       118,103,918  $        161,437,591  $        68,510,028
                                          ===================  ===================  ====================  ===================



                                                                     DEUTSCHE II
                                                DELAWARE            GOVERNMENT &
                                           VIP SMALL CAP VALUE    AGENCY SECURITIES
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        11,407,244   $         1,729,538
   Due from Brighthouse Life Insurance
     Company............................                    1                    --
                                          --------------------  -------------------
       Total Assets.....................           11,407,245             1,729,538
                                          --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                     2
                                          --------------------  -------------------
       Total Liabilities................                   --                     2
                                          --------------------  -------------------

NET ASSETS..............................  $        11,407,245   $         1,729,536
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        11,407,245   $         1,729,536
   Net assets from contracts in payout..                   --                    --
                                          --------------------  -------------------
       Total Net Assets.................  $        11,407,245   $         1,729,536
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                                   FIDELITY
                                               DEUTSCHE II       DREYFUS SUSTAINABLE         FIDELITY             VIP DYNAMIC
                                           SMALL MID CAP VALUE       U.S. EQUITY          VIP CONTRAFUND     CAPITAL APPRECIATION
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          4,107,173  $             553,728  $        212,284,348  $          1,870,224
   Due from Brighthouse Life Insurance
     Company............................                    --                     --                    --                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................             4,107,173                553,728           212,284,348             1,870,224
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     7                     --                    10                     2
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                     7                     --                    10                     2
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $          4,107,166  $             553,728  $        212,284,338  $          1,870,222
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          4,107,166  $             553,728  $        211,893,580  $          1,870,222
   Net assets from contracts in payout..                    --                     --               390,758                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $          4,107,166  $             553,728  $        212,284,338  $          1,870,222
                                          ====================  =====================  ====================  ====================


                                                FIDELITY              FIDELITY             FIDELITY               FIDELITY
                                            VIP EQUITY-INCOME     VIP FREEDOM 2020     VIP FREEDOM 2025       VIP FREEDOM 2030
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        235,072,081  $            321,970  $            339,960  $            540,637
   Due from Brighthouse Life Insurance
     Company............................                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           235,072,085               321,970               339,960               540,637
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        235,072,085  $            321,970  $            339,959  $            540,637
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        234,701,886  $            321,970  $            339,959  $            540,637
   Net assets from contracts in payout..               370,199                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        235,072,085  $            321,970  $            339,959  $            540,637
                                          ====================  ====================  ====================  ====================


                                                FIDELITY               FIDELITY
                                            VIP FREEDOM 2040       VIP FREEDOM 2050
                                               SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $            126,195  $             114,743
   Due from Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................               126,195                114,743
                                          --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Liabilities...............                    --                     --
                                          --------------------  ---------------------

NET ASSETS..............................  $            126,195  $             114,743
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            126,195  $             114,743
   Net assets from contracts in payout..                    --                     --
                                          --------------------  ---------------------
        Total Net Assets................  $            126,195  $             114,743
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                FIDELITY
                                                   VIP               FIDELITY              FIDELITY          FTVIPT FRANKLIN
                                            FUNDSMANAGER 60%      VIP HIGH INCOME         VIP MID CAP          INCOME VIP
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        651,221,431  $        18,374,733  $        263,863,760  $        19,075,863
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           651,221,431           18,374,733           263,863,760           19,075,863
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    20                    3                    10                    5
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    20                    3                    10                    5
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        651,221,411  $        18,374,730  $        263,863,750  $        19,075,858
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        651,221,411  $        18,347,339  $        263,159,214  $        19,060,621
   Net assets from contracts in payout..                    --               27,391               704,536               15,237
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        651,221,411  $        18,374,730  $        263,863,750  $        19,075,858
                                          ====================  ===================  ====================  ===================

                                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                            FTVIPT FRANKLIN       FTVIPT FRANKLIN       SMALL-MID CAP          DEVELOPING
                                           MUTUAL SHARES VIP   RISING DIVIDENDS VIP      GROWTH VIP            MARKETS VIP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        14,138,170  $         14,883,767  $        24,229,250  $         19,036,972
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                    27
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           14,138,170            14,883,767           24,229,250            19,036,999
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                   146                    8                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    1                   146                    8                    --
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        14,138,169  $         14,883,621  $        24,229,242  $         19,036,999
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,121,831  $         14,883,621  $        24,162,282  $         19,035,915
   Net assets from contracts in payout..               16,338                    --               66,960                 1,084
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        14,138,169  $         14,883,621  $        24,229,242  $         19,036,999
                                          ===================  ====================  ===================  ====================


                                           FTVIPT TEMPLETON        INVESCO V.I.
                                              FOREIGN VIP            COMSTOCK
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        55,918,441  $         4,984,347
   Due from Brighthouse Life Insurance
     Company............................                   --                   42
                                          -------------------  -------------------
       Total Assets.....................           55,918,441            4,984,389
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    5                   --
                                          -------------------  -------------------
       Total Liabilities................                    5                   --
                                          -------------------  -------------------

NET ASSETS..............................  $        55,918,436  $         4,984,389
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        55,793,674  $         4,851,666
   Net assets from contracts in payout..              124,762              132,723
                                          -------------------  -------------------
       Total Net Assets.................  $        55,918,436  $         4,984,389
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                            INVESCO V.I.
                                              INVESCO V.I.           INVESCO V.I.            GOVERNMENT           INVESCO V.I.
                                          DIVERSIFIED DIVIDEND     EQUITY AND INCOME         SECURITIES        MANAGED VOLATILITY
                                               SUBACCOUNT             SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value............  $           1,111,693  $         49,006,572  $           6,969,661  $          1,387,714
   Due from Brighthouse Life Insurance
     Company............................                     --                    --                     --                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Assets....................              1,111,693            49,006,572              6,969,661             1,387,714
                                          ---------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                      3                    --                      2                     3
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Liabilities...............                      3                    --                      2                     3
                                          ---------------------  --------------------  ---------------------  --------------------

NET ASSETS..............................  $           1,111,690  $         49,006,572  $           6,969,659  $          1,387,711
                                          =====================  ====================  =====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           1,081,964  $         48,947,922  $           6,852,685  $          1,387,711
   Net assets from contracts in payout..                 29,726                58,650                116,974                    --
                                          ---------------------  --------------------  ---------------------  --------------------
        Total Net Assets................  $           1,111,690  $         49,006,572  $           6,969,659  $          1,387,711
                                          =====================  ====================  =====================  ====================


                                              INVESCO V.I.         JANUS HENDERSON        JANUS HENDERSON        JANUS HENDERSON
                                              S&P 500 INDEX          ENTERPRISE           GLOBAL RESEARCH           OVERSEAS
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,832,641  $          13,908,208  $            578,062  $          33,244,470
   Due from Brighthouse Life Insurance
     Company............................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................             1,832,641             13,908,208               578,062             33,244,470
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                      6                    30                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                    --                      6                    30                     --
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $          1,832,641  $          13,908,202  $            578,032  $          33,244,470
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,797,035  $          13,832,258  $            578,032  $          33,175,856
   Net assets from contracts in payout..                35,606                 75,944                    --                 68,614
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $          1,832,641  $          13,908,202  $            578,032  $          33,244,470
                                          ====================  =====================  ====================  =====================

                                                 LMPVET                 LMPVET
                                          CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH        APPRECIATION
                                               SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $        336,447,652  $         257,501,926
   Due from Brighthouse Life Insurance
     Company............................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................           336,447,652            257,501,926
                                          --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     6                      6
                                          --------------------  ---------------------
        Total Liabilities...............                     6                      6
                                          --------------------  ---------------------

NET ASSETS..............................  $        336,447,646  $         257,501,920
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        335,372,328  $         256,863,291
   Net assets from contracts in payout..             1,075,318                638,629
                                          --------------------  ---------------------
        Total Net Assets................  $        336,447,646  $         257,501,920
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $        92,746,221   $        98,400,595   $       113,614,597   $        32,116,053
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................            92,746,221            98,400,595           113,614,597            32,116,053
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    13                    14                    13                     6
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    13                    14                    13                     6
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $        92,746,208   $        98,400,581   $       113,614,584   $        32,116,047
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        92,185,793   $        97,826,272   $       112,602,776   $        31,918,950
   Net assets from contracts in payout....               560,415               574,309             1,011,808               197,097
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $        92,746,208   $        98,400,581   $       113,614,584   $        32,116,047
                                            ====================  ====================  ====================  ====================


                                                   LMPVET                LMPVET                LMPVET               LMPVET
                                            CLEARBRIDGE VARIABLE       QS VARIABLE           QS VARIABLE          QS VARIABLE
                                              SMALL CAP GROWTH     CONSERVATIVE GROWTH         GROWTH           MODERATE GROWTH
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                            --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        47,414,507   $        43,196,195   $        21,581,386  $        29,571,019
   Due from Brighthouse Life Insurance
     Company..............................                   --                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Assets.......................           47,414,507            43,196,195            21,581,386           29,571,019
                                            --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    7                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    7                    --                    --                   --
                                            --------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $        47,414,500   $        43,196,195   $        21,581,386  $        29,571,019
                                            ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        47,211,450   $        42,802,048   $        21,575,192  $        29,552,573
   Net assets from contracts in payout....              203,050               394,147                 6,194               18,446
                                            --------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $        47,414,500   $        43,196,195   $        21,581,386  $        29,571,019
                                            ====================  ====================  ===================  ===================

                                                                       LMPVIT
                                                  LMPVIT            WESTERN ASSET
                                               WESTERN ASSET       VARIABLE GLOBAL
                                                 CORE PLUS         HIGH YIELD BOND
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        56,825,313  $         5,506,598
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           56,825,313            5,506,598
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    7                    3
                                            -------------------  -------------------
       Total Liabilities..................                    7                    3
                                            -------------------  -------------------

NET ASSETS................................  $        56,825,306  $         5,506,595
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        56,501,544  $         5,396,043
   Net assets from contracts in payout....              323,762              110,552
                                            -------------------  -------------------
       Total Net Assets...................  $        56,825,306  $         5,506,595
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                                                                                            TAP 1919 VARIABLE
                                             MORGAN STANLEY          PIONEER VCT           PIONEER VCT     SOCIALLY RESPONSIVE
                                            MULTI CAP GROWTH        MID CAP VALUE      REAL ESTATE SHARES       BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $            843,506  $         19,106,039  $         6,348,580  $        35,135,410
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................               843,506            19,106,039            6,348,580           35,135,410
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     3                     3                    3                    5
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     3                     3                    3                    5
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $            843,503  $         19,106,036  $         6,348,577  $        35,135,405
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            843,503  $         19,106,036  $         6,348,577  $        35,115,726
   Net assets from contracts in payout..                    --                    --                   --               19,679
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $            843,503  $         19,106,036  $         6,348,577  $        35,135,405
                                          ====================  ====================  ===================  ===================



                                              VIF GROWTH
                                              SUBACCOUNT
                                          -------------------
ASSETS:
   Investments at fair value............  $         7,108,203
   Due from Brighthouse Life Insurance
     Company............................                   --
                                          -------------------
        Total Assets....................            7,108,203
                                          -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    3
                                          -------------------
        Total Liabilities...............                    3
                                          -------------------

NET ASSETS..............................  $         7,108,200
                                          ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         6,999,825
   Net assets from contracts in payout..              108,375
                                          -------------------
        Total Net Assets................  $         7,108,200
                                          ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   AB GLOBAL          ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                THEMATIC GROWTH       APPRECIATION              BOND            GLOBAL GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              1,175  $                --  $            76,946  $           652,975
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,453               45,729               60,995            1,537,434
      Administrative charges...............                   631                3,880                6,408              134,455
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................                 7,084               49,609               67,403            1,671,889
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               (5,909)             (49,609)                9,543          (1,018,914)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              161,772               60,846            3,048,556
      Realized gains (losses) on sale of
        investments........................                32,263              143,577                1,587            3,978,177
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....                32,263              305,349               62,433            7,026,733
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                97,342              392,106               17,957           19,995,813
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               129,605              697,455               80,390           27,022,546
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            123,696  $           647,846  $            89,933  $        26,003,632
                                             ====================  ===================  ===================  ===================

                                               AMERICAN FUNDS                                                        BHFTI
                                                GLOBAL SMALL        AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                               CAPITALIZATION           GROWTH             GROWTH-INCOME      BALANCED ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             7,777  $         1,185,937  $          2,672,607  $            85,982
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,510            3,860,343             3,257,801               39,313
      Administrative charges...............                2,694              328,041               281,051                  385
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................               29,204            4,188,384             3,538,852               39,698
                                             -------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....             (21,427)          (3,002,447)             (866,245)               46,284
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           23,081,661            12,683,184              288,811
      Realized gains (losses) on sale of
        investments........................               38,992            7,887,926             5,881,699               27,081
                                             -------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....               38,992           30,969,587            18,564,883              315,892
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              368,317           27,794,157            18,662,227              426,208
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              407,309           58,763,744            37,227,110              742,100
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           385,882  $        55,761,297  $         36,360,865  $           788,384
                                             ===================  ===================  ====================  ====================

                                                     BHFTI               BHFTI
                                                AMERICAN FUNDS      AMERICAN FUNDS
                                               GROWTH ALLOCATION  MODERATE ALLOCATION
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            54,694  $            61,019
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               31,011               28,053
      Administrative charges...............                  878                  756
                                             -------------------  -------------------
        Total expenses.....................               31,889               28,809
                                             -------------------  -------------------
           Net investment income (loss)....               22,805               32,210
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              280,032              149,529
      Realized gains (losses) on sale of
        investments........................              (6,177)              (4,312)
                                             -------------------  -------------------
           Net realized gains (losses).....              273,855              145,217
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              438,985              173,715
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              712,840              318,932
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           735,645  $           351,142
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                     BHFTI
                                                     BHFTI                BHFTI                BHFTI             BRIGHTHOUSE/
                                                   BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE        ABERDEEN EMERGING
                                                  HIGH YIELD      ASSET ALLOCATION 100    SMALL CAP VALUE       MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         4,475,049   $           765,897  $           982,683  $           472,433
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,090,856               741,815            1,487,552              706,117
      Administrative charges...............               60,934                 3,442               65,460               58,108
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            1,151,790               745,257            1,553,012              764,225
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            3,323,259                20,640            (570,329)            (291,792)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             3,405,590            3,850,430                   --
      Realized gains (losses) on sale of
        investments........................            (506,659)               698,508              640,168              305,206
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            (506,659)             4,104,098            4,490,598              305,206
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,277,873             7,919,778            6,292,071            9,301,961
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,771,214            12,023,876           10,782,669            9,607,167
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,094,473   $        12,044,516  $        10,212,340  $         9,315,375
                                             ===================  ====================  ===================  ===================

                                                     BHFTI                BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI                 BHFTI
                                                  EATON VANCE          WELLINGTON         CLARION GLOBAL          CLEARBRIDGE
                                                 FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           103,791  $            368,156  $         2,122,261  $         4,692,243
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               47,296               541,248              809,777            6,166,197
      Administrative charges...............                4,174                50,747               46,824               76,243
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               51,470               591,995              856,601            6,242,440
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....               52,321             (223,839)            1,265,660          (1,550,197)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             1,421,844                   --                   --
      Realized gains (losses) on sale of
        investments........................              (3,783)             1,321,143            (324,910)           12,065,172
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              (3,783)             2,742,987            (324,910)           12,065,172
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                1,136             4,513,904            4,214,712           68,627,956
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (2,647)             7,256,891            3,889,802           80,693,128
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            49,674  $          7,033,052  $         5,155,462  $        79,142,931
                                             ===================  ====================  ===================  ===================


                                                     BHFTI
                                                HARRIS OAKMARK             BHFTI
                                                 INTERNATIONAL       INVESCO COMSTOCK
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,068,207  $         4,006,838
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               876,658            2,719,238
      Administrative charges...............                58,997              250,451
                                             --------------------  -------------------
        Total expenses.....................               935,655            2,969,689
                                             --------------------  -------------------
           Net investment income (loss)....               132,552            1,037,149
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            5,253,534
      Realized gains (losses) on sale of
        investments........................               566,818            8,701,205
                                             --------------------  -------------------
           Net realized gains (losses).....               566,818           13,954,739
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            14,199,306           11,464,316
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            14,766,124           25,419,055
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         14,898,676  $        26,456,204
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                BHFTI                BHFTI                BHFTI
                                                   INVESCO             JPMORGAN           LOOMIS SAYLES     METLIFE MULTI-INDEX
                                              SMALL CAP GROWTH      SMALL CAP VALUE      GLOBAL MARKETS        TARGETED RISK
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           151,393  $         2,149,955  $             1,275
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              212,260              171,426            1,664,449                  690
      Administrative charges...............               11,825                7,991                  974                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              224,085              179,417            1,665,423                  690
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (224,085)             (28,024)              484,532                  585
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,362,025              544,506              573,321                2,322
      Realized gains (losses) on sale of
        investments........................            (153,612)              267,100            5,168,812                1,190
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,208,413              811,606            5,742,133                3,512
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,862,628            (575,087)           19,997,440                7,893
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,071,041              236,519           25,739,573               11,405
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,956  $           208,495  $        26,224,105  $            11,990
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                BHFTI                BHFTI                BHFTI
                                                 MFS RESEARCH        MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                                 INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,011,694  $            23,615  $         3,388,680  $           821,719
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              805,366              150,557            4,334,852              703,459
      Administrative charges...............               64,867               12,758              134,017               44,514
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              870,233              163,315            4,468,869              747,973
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              141,461            (139,700)          (1,080,189)               73,746
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --                   --                   --
      Realized gains (losses) on sale of
        investments........................              242,363              583,289           12,637,365            (817,526)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              242,363              583,289           12,637,365            (817,526)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,995,965            2,285,873           84,057,197            1,722,271
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,238,328            2,869,162           96,694,562              904,745
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        13,379,789  $         2,729,462  $        95,614,373  $           978,491
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                     PIMCO          SCHRODERS GLOBAL
                                                 TOTAL RETURN        MULTI-ASSET II
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,988,305  $               365
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,628,699                  273
      Administrative charges...............              185,379                   --
                                             -------------------  -------------------
        Total expenses.....................            2,814,078                  273
                                             -------------------  -------------------
          Net investment income (loss).....              174,227                   92
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              851,667                    3
      Realized gains (losses) on sale of
        investments........................               35,407                  310
                                             -------------------  -------------------
          Net realized gains (losses)......              887,074                  313
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,696,672                4,549
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,583,746                4,862
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,757,973  $             4,954
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTI                                     BHFTI                BHFTI
                                                 SSGA GROWTH             BHFTI            T. ROWE PRICE        T. ROWE PRICE
                                               AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE      MID CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,621,379  $         2,989,902  $         7,598,777  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,344,106            1,778,307            5,268,843               24,576
      Administrative charges...............                   --                   --              410,603                2,114
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,344,106            1,778,307            5,679,446               26,690
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,277,273            1,211,595            1,919,331             (26,690)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              328,814            1,506,816           31,013,995              129,004
      Realized gains (losses) on sale of
        investments........................              891,638            1,501,601            5,152,935               17,316
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,220,452            3,008,417           36,166,930              146,320
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           12,013,625           19,535,037           14,331,993              169,543
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           13,234,077           22,543,454           50,498,923              315,863
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        14,511,350  $        23,755,049  $        52,418,254  $           289,173
                                             ===================  ===================  ===================  ===================

                                                    BHFTI               BHFTII                BHFTII                BHFTII
                                              VICTORY SYCAMORE         BLACKROCK             BLACKROCK         BLACKROCK ULTRA-
                                                MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION     SHORT TERM BOND
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           367,033  $         3,903,821   $           183,055  $           584,085
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              649,625            1,810,422             2,292,938            2,712,121
      Administrative charges...............               53,912              122,383               178,966              205,515
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              703,537            1,932,805             2,471,904            2,917,636
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (336,504)            1,971,016           (2,288,849)          (2,333,551)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --             4,194,964                3,980
      Realized gains (losses) on sale of
        investments........................              463,002              202,500            10,047,202              265,984
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              463,002              202,500            14,242,166              269,964
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            2,612,884              988,543            37,826,058              784,408
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,075,886            1,191,043            52,068,224            1,054,372
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,739,382  $         3,162,059   $        49,779,375  $       (1,279,179)
                                             ===================  ===================  ====================  ===================

                                                    BHFTII                BHFTII
                                                  BRIGHTHOUSE           BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           411,506   $         1,344,080
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              281,404               879,780
      Administrative charges...............               14,024                26,309
                                             --------------------  --------------------
        Total expenses.....................              295,428               906,089
                                             --------------------  --------------------
          Net investment income (loss).....              116,078               437,991
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              319,053             2,105,534
      Realized gains (losses) on sale of
        investments........................            (158,221)                97,494
                                             --------------------  --------------------
          Net realized gains (losses)......              160,832             2,203,028
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              750,335             3,214,245
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              911,167             5,417,273
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,027,245   $         5,855,264
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                              BHFTII BRIGHTHOUSE/
                                                   BHFTII                BHFTII                BHFTII             DIMENSIONAL
                                                 BRIGHTHOUSE           BRIGHTHOUSE       BRIGHTHOUSE/ARTISAN     INTERNATIONAL
                                             ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE        SMALL COMPANY
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         7,937,616  $          9,229,792  $              8,695  $            10,987
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,350,453             9,397,946                27,869               12,052
      Administrative charges...............              182,477               382,859                 2,631                  966
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................            6,532,930             9,780,805                30,500               13,018
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....            1,404,686             (551,013)              (21,805)              (2,031)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           18,227,118            32,688,848                    --               25,308
      Realized gains (losses) on sale of
        investments........................            1,670,586             3,296,333                46,528                  668
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....           19,897,704            35,985,181                46,528               25,976
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           34,951,811            59,654,478               153,258              131,765
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           54,849,515            95,639,659               199,786              157,741
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        56,254,201  $         95,088,646  $            177,981  $           155,710
                                             ===================  ====================  ====================  ===================

                                                    BHFTII                BHFTII
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                                  WELLINGTON          WELLINGTON CORE          FRONTIER               BHFTII
                                                   BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH        JENNISON GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,542,741   $         1,743,053  $                 --  $         1,074,228
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,972,517             1,862,680             1,007,248            4,809,878
      Administrative charges...............                13,031               146,565                92,032               79,810
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................             2,985,548             2,009,245             1,099,280            4,889,688
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....             1,557,193             (266,192)           (1,099,280)          (3,815,460)
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             5,708,193             4,471,868             1,842,448           26,403,740
      Realized gains (losses) on sale of
        investments........................             4,772,932             (175,963)             2,540,585            7,348,183
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            10,481,125             4,295,905             4,383,033           33,751,923
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            18,461,311            14,781,315            12,629,914           82,465,289
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            28,942,436            19,077,220            17,012,947          116,217,212
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         30,499,629   $        18,811,028  $         15,913,667  $       112,401,752
                                             ====================  ====================  ====================  ===================


                                                   BHFTII                BHFTII
                                                LOOMIS SAYLES       METLIFE AGGREGATE
                                               SMALL CAP CORE          BOND INDEX
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               497  $          1,763,608
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               19,180               712,650
      Administrative charges...............                1,524                     5
                                             -------------------  --------------------
        Total expenses.....................               20,704               712,655
                                             -------------------  --------------------
           Net investment income (loss)....             (20,207)             1,050,953
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               48,381                    --
      Realized gains (losses) on sale of
        investments........................                7,394                18,525
                                             -------------------  --------------------
           Net realized gains (losses).....               55,775                18,525
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              108,713               177,405
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              164,488               195,930
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           144,281  $          1,246,883
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTII               BHFTII               BHFTII               BHFTII
                                                METLIFE MID CAP          METLIFE              METLIFE              METLIFE
                                                  STOCK INDEX        MSCI EAFE INDEX    RUSSELL 2000 INDEX       STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           249,064  $         1,359,114  $         1,337,516  $        14,945,550
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              223,836              583,888            1,310,418           10,372,157
      Administrative charges...............                   --                1,058                3,779              125,578
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              223,836              584,946            1,314,197           10,497,735
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               25,228              774,168               23,319            4,447,815
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,152,316                   --            4,387,261           23,740,960
      Realized gains (losses) on sale of
        investments........................              523,891            (765,699)            4,362,850           30,518,263
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,676,207            (765,699)            8,750,111           54,259,223
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              811,175           10,532,464            5,073,819           96,971,350
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,487,382            9,766,765           13,823,930          151,230,573
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,512,610  $        10,540,933  $        13,847,249  $       155,678,388
                                             ===================  ===================  ===================  ===================

                                                                                                                   BHFTII
                                                   BHFTII               BHFTII               BHFTII           NEUBERGER BERMAN
                                              MFS TOTAL RETURN       MFS VALUE II           MFS VALUE              GENESIS
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         8,055,104  $           247,741  $         2,566,512  $           224,420
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,682,986              147,428            1,844,873              792,967
      Administrative charges...............              331,077               11,593              118,134               37,529
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,014,063              159,021            1,963,007              830,496
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            3,041,041               88,720              603,505            (606,076)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,978,351                   --            7,694,981            4,906,857
      Realized gains (losses) on sale of
        investments........................            8,514,263            (282,681)            1,661,129            3,496,141
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           26,492,614            (282,681)            9,356,110            8,402,998
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            4,916,760              633,774            9,110,481               76,687
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           31,409,374              351,093           18,466,591            8,479,685
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        34,450,415  $           439,813  $        19,070,096  $         7,873,609
                                             ===================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                 T. ROWE PRICE        T. ROWE PRICE
                                               LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            60,009  $            81,199
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              864,273            1,414,340
      Administrative charges...............               65,937               38,916
                                             -------------------  -------------------
        Total expenses.....................              930,210            1,453,256
                                             -------------------  -------------------
          Net investment income (loss).....            (870,201)          (1,372,057)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            3,579,388            7,028,791
      Realized gains (losses) on sale of
        investments........................            1,777,216            3,744,610
                                             -------------------  -------------------
          Net realized gains (losses)......            5,356,604           10,773,401
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,491,916           12,095,603
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           16,848,520           22,869,004
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        15,978,319  $        21,496,947
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    BHFTII
                                                 WESTERN ASSET           BHFTII
                                                  MANAGEMENT          WESTERN ASSET                                 DEUTSCHE II
                                                STRATEGIC BOND         MANAGEMENT              DELAWARE            GOVERNMENT &
                                                 OPPORTUNITIES       U.S. GOVERNMENT      VIP SMALL CAP VALUE    AGENCY SECURITIES
                                                  SUBACCOUNT           SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         6,460,903  $          1,907,958  $             95,974  $             44,066
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,532,477               887,646                72,352                36,697
      Administrative charges................              214,152                58,134                    27                 2,987
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            2,746,629               945,780                72,379                39,684
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            3,714,274               962,178                23,595                 4,382
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --                    --               386,107                    --
      Realized gains (losses) on sale of
        investments.........................            1,676,804             (237,206)               300,922              (54,999)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            1,676,804             (237,206)               687,029              (54,999)
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            5,056,568             (274,918)               472,927                38,670
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            6,733,372             (512,124)             1,159,956              (16,329)
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        10,447,646  $            450,054  $          1,183,551  $           (11,947)
                                              ===================  ====================  ====================  ====================




                                                   DEUTSCHE II       DREYFUS SUSTAINABLE        FIDELITY
                                               SMALL MID CAP VALUE       U.S. EQUITY         VIP CONTRAFUND
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             15,570  $              4,859  $          1,629,991
                                              --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                75,598                10,116             2,823,529
      Administrative charges................                 6,159                   774               123,951
                                              --------------------  --------------------  --------------------
        Total expenses......................                81,757                10,890             2,947,480
                                              --------------------  --------------------  --------------------
           Net investment income (loss).....              (66,187)               (6,031)           (1,317,489)
                                              --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                93,091                34,440            11,358,304
      Realized gains (losses) on sale of
        investments.........................               111,839                 7,495             6,846,016
                                              --------------------  --------------------  --------------------
           Net realized gains (losses)......               204,930                41,935            18,204,320
                                              --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               176,609                26,576            21,049,279
                                              --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               381,539                68,511            39,253,599
                                              --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            315,352  $             62,480  $         37,936,110
                                              ====================  ====================  ====================



                                                     FIDELITY
                                                    VIP DYNAMIC            FIDELITY             FIDELITY
                                               CAPITAL APPRECIATION    VIP EQUITY-INCOME    VIP FREEDOM 2020
                                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              ---------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             11,260   $         3,885,316  $             3,906
                                              ---------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                23,638             2,909,404                2,298
      Administrative charges................                 1,475                 7,901                   --
                                              ---------------------  -------------------  -------------------
        Total expenses......................                25,113             2,917,305                2,298
                                              ---------------------  -------------------  -------------------
           Net investment income (loss).....              (13,853)               968,011                1,608
                                              ---------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               121,385             4,837,881                8,739
      Realized gains (losses) on sale of
        investments.........................               116,840             2,274,502               23,103
                                              ---------------------  -------------------  -------------------
           Net realized gains (losses)......               238,225             7,112,383               31,842
                                              ---------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               133,019            17,246,984                6,909
                                              ---------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               371,244            24,359,367               38,751
                                              ---------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            357,391   $        25,327,378  $            40,359
                                              =====================  ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                    FIDELITY             FIDELITY              FIDELITY              FIDELITY
                                                VIP FREEDOM 2025     VIP FREEDOM 2030      VIP FREEDOM 2040      VIP FREEDOM 2050
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              3,983  $             5,849  $              1,105  $                846
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 2,916                3,195                   936                   494
      Administrative charges................                    --                   --                    --                    --
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................                 2,916                3,195                   936                   494
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                 1,067                2,654                   169                   352
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 9,508               20,767                 2,808                 1,813
      Realized gains (losses) on sale of
        investments.........................                16,722               10,556                   283                   817
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                26,230               31,323                 3,091                 2,630
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                28,142               42,316                15,100                 7,705
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                54,372               73,639                18,191                10,335
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             55,439  $            76,293  $             18,360  $             10,687
                                              ====================  ===================  ====================  ====================

                                                    FIDELITY
                                                       VIP                FIDELITY              FIDELITY          FTVIPT FRANKLIN
                                                FUNDSMANAGER 60%       VIP HIGH INCOME         VIP MID CAP          INCOME VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $          6,855,798  $            985,357  $         1,229,036  $           805,438
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            12,341,015               237,409            3,267,667              319,523
      Administrative charges................                    --                     9              126,554               29,034
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................            12,341,015               237,418            3,394,221              348,557
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....           (5,485,217)               747,939          (2,165,185)              456,881
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            13,139,390                    --           11,871,176                   --
      Realized gains (losses) on sale of
        investments.........................             1,648,393             (214,451)            4,653,005              182,658
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......            14,787,783             (214,451)           16,524,181              182,658
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            76,161,580               517,750           29,690,294              810,184
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            90,949,363               303,299           46,214,475              992,842
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         85,464,146  $          1,051,238  $        44,049,290  $         1,449,723
                                              ====================  ====================  ===================  ===================


                                                 FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                MUTUAL SHARES VIP   RISING DIVIDENDS VIP
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            326,675  $            221,471
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               214,409               256,221
      Administrative charges................                21,878                21,549
                                              --------------------  --------------------
        Total expenses......................               236,287               277,770
                                              --------------------  --------------------
           Net investment income (loss).....                90,388              (56,299)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               592,419               527,521
      Realized gains (losses) on sale of
        investments.........................               292,934               510,095
                                              --------------------  --------------------
           Net realized gains (losses)......               885,353             1,037,616
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (38,333)             1,443,211
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               847,020             2,480,827
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            937,408  $          2,424,528
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                  FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                                   SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                                    GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                                    SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $                  --  $            170,670  $           1,459,472
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                393,512               206,088                929,085
      Administrative charges.................                 27,311                   318                 66,560
                                               ---------------------  --------------------  ---------------------
         Total expenses......................                420,823               206,406                995,645
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......              (420,823)              (35,736)                463,827
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............              2,370,815                    --                     --
      Realized gains (losses) on sale of
         investments.........................              (581,380)             (197,414)                447,603
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......              1,789,435             (197,414)                447,603
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,887,297             5,762,682              6,818,738
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              4,676,732             5,565,268              7,266,341
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           4,255,909  $          5,529,532  $           7,730,168
                                               =====================  ====================  =====================


                                                   INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                     COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $            102,288  $             16,366  $             704,021
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                76,634                23,342                727,437
      Administrative charges.................                 7,541                 1,743                 73,289
                                               --------------------  --------------------  ---------------------
         Total expenses......................                84,175                25,085                800,726
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......                18,113               (8,719)               (96,705)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............               199,213                37,658                879,313
      Realized gains (losses) on sale of
         investments.........................               389,391               104,985              1,683,936
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......               588,604               142,643              2,563,249
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................               115,406              (65,659)              1,753,109
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               704,010                76,984              4,316,358
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            722,123  $             68,265  $           4,219,653
                                               ====================  ====================  =====================

                                                   INVESCO V.I.
                                                    GOVERNMENT            INVESCO V.I.          INVESCO V.I.
                                                    SECURITIES         MANAGED VOLATILITY       S&P 500 INDEX
                                                    SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                               --------------------  ---------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $            130,168  $              17,961  $             27,001
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               113,984                 24,786                38,367
      Administrative charges.................                10,545                  1,961                 2,827
                                               --------------------  ---------------------  --------------------
         Total expenses......................               124,529                 26,747                41,194
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                 5,639                (8,786)              (14,193)
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --                     --               141,614
      Realized gains (losses) on sale of
         investments.........................              (22,740)               (24,201)               132,582
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......              (22,740)               (24,201)               274,196
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                16,966                142,731                62,578
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               (5,774)                118,530               336,774
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              (135)  $             109,744  $            322,581
                                               ====================  =====================  ====================


                                                   JANUS HENDERSON
                                                     ENTERPRISE
                                                     SUBACCOUNT
                                               ---------------------
INVESTMENT INCOME:
      Dividends..............................  $              18,986
                                               ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                172,262
      Administrative charges.................                 13,440
                                               ---------------------
         Total expenses......................                185,702
                                               ---------------------
           Net investment income (loss)......              (166,716)
                                               ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                867,878
      Realized gains (losses) on sale of
         investments.........................                660,225
                                               ---------------------
           Net realized gains (losses).......              1,528,103
                                               ---------------------
      Change in unrealized gains (losses)
         on investments......................              1,588,789
                                               ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              3,116,892
                                               ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           2,950,176
                                               =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                              LMPVET                LMPVET
                                               JANUS HENDERSON       JANUS HENDERSON   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               GLOBAL RESEARCH          OVERSEAS         AGGRESSIVE GROWTH       APPRECIATION
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             3,833  $           504,831  $          1,637,831   $         2,900,046
                                             -------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                3,069              412,084             4,850,459             3,543,746
      Administrative charges...............                   14                4,818               393,557               346,105
                                             -------------------  -------------------  --------------------  --------------------
        Total expenses.....................                3,083              416,902             5,244,016             3,889,851
                                             -------------------  -------------------  --------------------  --------------------
          Net investment income (loss).....                  750               87,929           (3,606,185)             (989,805)
                                             -------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --            21,372,269             8,389,105
      Realized gains (losses) on sale of
        investments........................               84,097          (1,770,256)            15,825,061            12,475,088
                                             -------------------  -------------------  --------------------  --------------------
          Net realized gains (losses)......               84,097          (1,770,256)            37,197,330            20,864,193
                                             -------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               53,975            9,707,005            12,126,476            20,977,054
                                             -------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              138,072            7,936,749            49,323,806            41,841,247
                                             -------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           138,822  $         8,024,678  $         45,717,621   $        40,851,442
                                             ===================  ===================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          1,228,722   $           208,909   $         1,510,882  $           134,096
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,526,591             1,374,005             1,465,681              506,832
      Administrative charges...............               133,496               107,509               132,786               48,008
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,660,087             1,481,514             1,598,467              554,840
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             (431,365)           (1,272,605)              (87,585)            (420,744)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --             5,404,679             3,247,574            1,770,866
      Realized gains (losses) on sale of
        investments........................             4,536,580             3,424,081             3,818,412            1,297,462
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             4,536,580             8,828,760             7,065,986            3,068,328
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            10,069,742            12,595,464             7,056,276              665,332
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            14,606,322            21,424,224            14,122,262            3,733,660
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         14,174,957   $        20,151,619   $        14,034,677  $         3,312,916
                                             ====================  ====================  ====================  ====================

                                                    LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE      QS VARIABLE
                                               SMALL CAP GROWTH    CONSERVATIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         1,005,685
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               664,828              575,644
      Administrative charges...............                48,865               65,529
                                             --------------------  -------------------
        Total expenses.....................               713,693              641,173
                                             --------------------  -------------------
          Net investment income (loss).....             (713,693)              364,512
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               963,589            4,485,341
      Realized gains (losses) on sale of
        investments........................             2,197,441            1,675,225
                                             --------------------  -------------------
          Net realized gains (losses)......             3,161,030            6,160,566
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             6,767,882          (1,590,209)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             9,928,912            4,570,357
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          9,215,219  $         4,934,869
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                                    LMPVIT
                                                    LMPVET               LMPVET                LMPVIT            WESTERN ASSET
                                                  QS VARIABLE          QS VARIABLE          WESTERN ASSET       VARIABLE GLOBAL
                                                    GROWTH           MODERATE GROWTH          CORE PLUS         HIGH YIELD BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            373,563  $           608,346  $         2,469,304  $            287,425
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               260,505              379,922              872,257                92,131
      Administrative charges...............                31,211               44,922               85,793                 8,298
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               291,716              424,844              958,050               100,429
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                81,847              183,502            1,511,254               186,996
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             3,309,645            4,889,349                   --                    --
      Realized gains (losses) on sale of
        investments........................               341,551            1,340,278            (855,207)              (51,819)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             3,651,196            6,229,627            (855,207)              (51,819)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (332,514)          (2,201,044)            1,682,695               225,619
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,318,682            4,028,583              827,488               173,800
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,400,529  $         4,212,085  $         2,338,742  $            360,796
                                             ====================  ===================  ===================  ====================


                                                                                                               TAP 1919 VARIABLE
                                                MORGAN STANLEY         PIONEER VCT           PIONEER VCT      SOCIALLY RESPONSIVE
                                               MULTI CAP GROWTH       MID CAP VALUE      REAL ESTATE SHARES        BALANCED
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           117,260  $           155,385  $            355,156
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                16,586              308,691              123,756               429,950
      Administrative charges...............                 1,159               28,350               10,204                11,233
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                17,745              337,041              133,960               441,183
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (17,745)            (219,781)               21,425              (86,027)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                79,223            1,520,782              455,785             2,419,908
      Realized gains (losses) on sale of
        investments........................                35,700               81,988            (261,707)               483,376
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               114,923            1,602,770              194,078             2,903,284
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               191,890              578,236            (136,373)             2,105,323
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               306,813            2,181,006               57,705             5,008,607
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            289,068  $         1,961,225  $            79,130  $          4,922,580
                                             ====================  ===================  ===================  ====================




                                                  VIF GROWTH
                                                  SUBACCOUNT
                                             -------------------
INVESTMENT INCOME:
      Dividends............................  $                --
                                             -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              108,427
      Administrative charges...............               10,020
                                             -------------------
        Total expenses.....................              118,447
                                             -------------------
           Net investment income (loss)....            (118,447)
                                             -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              549,952
      Realized gains (losses) on sale of
        investments........................              352,131
                                             -------------------
           Net realized gains (losses).....              902,083
                                             -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,430,835
                                             -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,332,918
                                             -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,214,471
                                             ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                            AB GLOBAL THEMATIC GROWTH        ALGER CAPITAL APPRECIATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2017            2016              2017             2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (5,909)  $       (6,875)  $      (49,609)  $      (49,527)
   Net realized gains (losses)........           32,263           13,664          305,349           69,555
   Change in unrealized gains
     (losses) on investments..........           97,342         (16,584)          392,106         (81,229)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          123,696          (9,795)          647,846         (61,201)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --            2,250           22,393
   Net transfers (including fixed
     account).........................         (48,835)           12,850           11,374        (152,392)
   Contract charges...................            (181)            (189)            (435)            (567)
   Transfers for contract benefits
     and terminations.................         (27,571)         (44,750)        (445,812)        (399,674)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (76,587)         (32,089)        (432,623)        (530,240)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           47,109         (41,884)          215,223        (591,441)
NET ASSETS:
   Beginning of year..................          395,223          437,107        2,393,354        2,984,795
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       442,332  $       395,223  $     2,608,577  $     2,393,354
                                        ===============  ===============  ===============  ===============


                                               AMERICAN FUNDS BOND           AMERICAN FUNDS GLOBAL GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2017              2016             2017             2016
                                        ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $          9,543  $           587  $   (1,018,914)  $     (774,162)
   Net realized gains (losses)........            62,433           38,256        7,026,733       11,195,063
   Change in unrealized gains
     (losses) on investments..........            17,957           32,331       19,995,813     (11,775,058)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            89,933           71,174       26,003,632      (1,354,157)
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             8,936           32,769          455,285          447,176
   Net transfers (including fixed
     account).........................           135,979        1,086,356      (2,090,670)      (3,847,929)
   Contract charges...................           (1,806)          (2,269)         (14,818)         (16,804)
   Transfers for contract benefits
     and terminations.................       (1,174,683)      (1,340,007)     (13,483,821)     (12,967,239)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,031,574)        (223,151)     (15,134,024)     (16,384,796)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (941,641)        (151,977)       10,869,608     (17,738,953)
NET ASSETS:
   Beginning of year..................         4,872,464        5,024,441       94,479,486      112,218,439
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $      3,930,823  $     4,872,464  $   105,349,094  $    94,479,486
                                        ================  ===============  ===============  ===============

                                              AMERICAN FUNDS GLOBAL
                                              SMALL CAPITALIZATION              AMERICAN FUNDS GROWTH
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                             2017              2016            2017              2016
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (21,427)  $      (25,838)  $   (3,002,447)  $   (2,256,033)
   Net realized gains (losses)........           38,992          389,077       30,969,587       25,060,587
   Change in unrealized gains
     (losses) on investments..........          368,317        (368,768)       27,794,157      (6,491,721)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          385,882          (5,529)       55,761,297       16,312,833
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            5,300            9,540        1,079,365          974,927
   Net transfers (including fixed
     account).........................         (89,903)        (204,149)      (4,581,340)      (4,169,845)
   Contract charges...................            (685)            (818)         (34,350)         (38,673)
   Transfers for contract benefits
     and terminations.................        (187,405)        (227,682)     (29,866,868)     (29,570,106)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (272,693)        (423,109)     (33,403,193)     (32,803,697)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          113,189        (428,638)       22,358,104     (16,490,864)
NET ASSETS:
   Beginning of year..................        1,744,804        2,173,442      227,525,831      244,016,695
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     1,857,993  $     1,744,804  $   249,883,935  $   227,525,831
                                        ===============  ===============  ===============  ===============


                                           AMERICAN FUNDS GROWTH-INCOME
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2017             2016
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (866,245)  $     (723,648)
   Net realized gains (losses)........        18,564,883       26,114,432
   Change in unrealized gains
     (losses) on investments..........        18,662,227      (7,878,308)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        36,360,865       17,512,476
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           583,489          578,798
   Net transfers (including fixed
     account).........................       (2,358,943)      (3,955,067)
   Contract charges...................          (28,838)         (33,208)
   Transfers for contract benefits
     and terminations.................      (26,413,827)     (26,166,911)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (28,218,119)     (29,576,388)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................         8,142,746     (12,063,912)
NET ASSETS:
   Beginning of year..................       193,185,203      205,249,115
                                        ----------------  ---------------
   End of year........................  $    201,327,949  $   193,185,203
                                        ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTI AMERICAN FUNDS               BHFTI AMERICAN FUNDS
                                               BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         46,284  $        52,929  $         22,805  $        18,766
   Net realized gains (losses)........           315,892          293,094           273,855          325,098
   Change in unrealized gains
     (losses) on investments..........           426,208          (5,926)           438,985         (73,852)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           788,384          340,097           735,645          270,012
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           315,863          405,038           411,074          413,223
   Net transfers (including fixed
     account).........................           190,268          608,482           305,551          (5,154)
   Contract charges...................              (78)             (26)              (19)             (28)
   Transfers for contract benefits
     and terminations.................       (1,352,806)        (788,300)       (1,220,409)        (426,670)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (846,753)          225,194         (503,803)         (18,629)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          (58,369)          565,291           231,842          251,383
NET ASSETS:
   Beginning of year..................         5,393,633        4,828,342         3,801,167        3,549,784
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      5,335,264  $     5,393,633  $      4,033,009  $     3,801,167
                                        ================  ===============  ================  ===============

                                              BHFTI AMERICAN FUNDS
                                               MODERATE ALLOCATION             BHFTI BLACKROCK HIGH YIELD
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2017              2016              2017             2016
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        32,210  $         28,813  $     3,323,259   $     4,351,824
   Net realized gains (losses)........          145,217           154,267        (506,659)       (1,836,768)
   Change in unrealized gains
     (losses) on investments..........          173,715          (29,232)        2,277,873         7,257,359
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          351,142           153,848        5,094,473         9,772,415
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          249,413           301,249        1,308,742         1,729,246
   Net transfers (including fixed
     account).........................          317,270          (22,416)          175,650       (1,853,425)
   Contract charges...................            (144)             (166)         (26,655)          (30,499)
   Transfers for contract benefits
     and terminations.................        (993,520)         (537,384)     (12,615,153)       (9,716,679)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (426,981)         (258,717)     (11,157,416)       (9,871,357)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................         (75,839)         (104,869)      (6,062,943)          (98,942)
NET ASSETS:
   Beginning of year..................        2,886,201         2,991,070       82,544,588        82,643,530
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $     2,810,362  $      2,886,201  $    76,481,645   $    82,544,588
                                        ===============  ================  ===============   ===============

                                                BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                              ASSET ALLOCATION 100                  SMALL CAP VALUE
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017             2016              2017             2016
                                        ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        20,640   $       587,856  $     (570,329)  $      (399,086)
   Net realized gains (losses)........        4,104,098         7,797,366        4,490,598           543,579
   Change in unrealized gains
     (losses) on investments..........        7,919,778       (4,254,460)        6,292,071        26,380,882
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       12,044,516         4,130,762       10,212,340        26,525,375
                                        ---------------   ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        2,329,052         2,393,098        1,360,821         1,541,331
   Net transfers (including fixed
     account).........................         (82,277)       (2,033,832)      (3,021,976)       (3,377,865)
   Contract charges...................         (49,750)          (52,246)         (39,061)          (43,727)
   Transfers for contract benefits
     and terminations.................      (6,018,776)       (5,536,633)     (13,721,021)      (10,244,889)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (3,821,751)       (5,229,613)     (15,421,237)      (12,125,150)
                                        ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................        8,222,765       (1,098,851)      (5,208,897)        14,400,225
NET ASSETS:
   Beginning of year..................       58,009,540        59,108,391      112,211,997        97,811,772
                                        ---------------   ---------------  ---------------  ----------------
   End of year........................  $    66,232,305   $    58,009,540  $   107,003,100  $    112,211,997
                                        ===============   ===============  ===============  ================

                                           BHFTI BRIGHTHOUSE/ABERDEEN
                                             EMERGING MARKETS EQUITY
                                                   SUBACCOUNT
                                        ---------------------------------
                                             2017              2016
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (291,792)  $      (329,901)
   Net realized gains (losses)........          305,206       (1,105,970)
   Change in unrealized gains
     (losses) on investments..........        9,301,961         5,198,875
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        9,315,375         3,763,004
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           80,895           160,473
   Net transfers (including fixed
     account).........................          561,350       (1,781,990)
   Contract charges...................          (7,951)           (9,017)
   Transfers for contract benefits
     and terminations.................      (5,463,815)       (5,032,124)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (4,829,521)       (6,662,658)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................        4,485,854       (2,899,654)
NET ASSETS:
   Beginning of year..................       37,203,662        40,103,316
                                        ---------------  ----------------
   End of year........................  $    41,689,516  $     37,203,662
                                        ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTI BRIGHTHOUSE/EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON
                                                  FLOATING RATE                   LARGE CAP RESEARCH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016            2017              2016
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         52,321  $        77,084  $     (223,839)  $        279,130
   Net realized gains (losses)........           (3,783)         (73,348)        2,742,987         3,890,674
   Change in unrealized gains
     (losses) on investments..........             1,136          209,981        4,513,904       (1,821,494)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............            49,674          213,717        7,033,052         2,348,310
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --              203          151,700           137,931
   Net transfers (including fixed
     account).........................           207,428        (791,797)        (260,718)       (1,362,827)
   Contract charges...................              (98)             (69)         (23,176)          (25,000)
   Transfers for contract benefits
     and terminations.................         (119,450)        (304,901)      (3,997,181)       (5,036,315)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            87,880      (1,096,564)      (4,129,375)       (6,286,211)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           137,554        (882,847)        2,903,677       (3,937,901)
NET ASSETS:
   Beginning of year..................         2,754,483        3,637,330       36,808,971        40,746,872
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      2,892,037  $     2,754,483  $    39,712,648  $     36,808,971
                                        ================  ===============  ===============  ================

                                                                             BHFTI CLEARBRIDGE AGGRESSIVE
                                        BHFTI CLARION GLOBAL REAL ESTATE                GROWTH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                              2017            2016              2017              2016
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     1,265,660  $       509,492  $    (1,550,197)  $   (2,852,113)
   Net realized gains (losses)........        (324,910)        (421,289)        12,065,172        3,694,060
   Change in unrealized gains
     (losses) on investments..........        4,214,712        (223,617)        68,627,956        5,754,234
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        5,155,462        (135,414)        79,142,931        6,596,181
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,341,461        1,595,808         7,234,400        8,404,380
   Net transfers (including fixed
     account).........................          481,574      (1,091,467)      (10,104,350)     (15,879,521)
   Contract charges...................         (18,438)         (22,098)         (266,188)        (291,976)
   Transfers for contract benefits
     and terminations.................      (7,467,932)      (7,395,551)      (52,363,026)     (47,382,577)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (5,663,335)      (6,913,308)      (55,499,164)     (55,149,694)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        (507,873)      (7,048,722)        23,643,767     (48,553,513)
NET ASSETS:
   Beginning of year..................       58,508,417       65,557,139       478,123,942      526,677,455
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $    58,000,544  $    58,508,417  $    501,767,709  $   478,123,942
                                        ===============  ===============  ================  ===============

                                               BHFTI HARRIS OAKMARK
                                                   INTERNATIONAL                 BHFTI INVESCO COMSTOCK
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2017              2016             2017              2016
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        132,552  $       442,792  $      1,037,149  $     1,503,075
   Net realized gains (losses)........           566,818        1,051,568        13,954,739       19,988,296
   Change in unrealized gains
     (losses) on investments..........        14,199,306        1,714,616        11,464,316        3,303,101
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        14,898,676        3,208,976        26,456,204       24,794,472
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           863,783          967,832           706,575          582,046
   Net transfers (including fixed
     account).........................         2,699,649      (2,855,212)       (3,080,572)      (3,828,116)
   Contract charges...................          (11,701)         (11,699)          (61,446)         (69,295)
   Transfers for contract benefits
     and terminations.................       (7,870,475)      (5,869,209)      (24,119,024)     (23,515,849)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (4,318,744)      (7,768,288)      (26,554,467)     (26,831,214)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        10,579,932      (4,559,312)          (98,263)      (2,036,742)
NET ASSETS:
   Beginning of year..................        53,763,097       58,322,409       182,714,519      184,751,261
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     64,343,029  $    53,763,097  $    182,616,256  $   182,714,519
                                        ================  ===============  ================  ===============


                                          BHFTI INVESCO SMALL CAP GROWTH
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2017              2016
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (224,085)  $     (214,666)
   Net realized gains (losses)........         1,208,413        1,750,076
   Change in unrealized gains
     (losses) on investments..........         1,862,628        (350,031)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,846,956        1,185,379
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           254,052          253,403
   Net transfers (including fixed
     account).........................         (181,462)        (741,665)
   Contract charges...................           (2,777)          (2,972)
   Transfers for contract benefits
     and terminations.................       (1,400,930)      (1,281,619)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,331,117)      (1,772,853)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................         1,515,839        (587,474)
NET ASSETS:
   Beginning of year..................        12,959,914       13,547,388
                                        ----------------  ---------------
   End of year........................  $     14,475,753  $    12,959,914
                                        ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                               BHFTI LOOMIS SAYLES
                                     BHFTI JPMORGAN SMALL CAP VALUE              GLOBAL MARKETS
                                               SUBACCOUNT                          SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2017              2016              2017            2016
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (28,024)  $        27,672   $       484,532  $       885,350
   Net realized gains (losses).....          811,606          813,509         5,742,133        7,975,121
   Change in unrealized gains
     (losses) on investments.......        (575,087)        1,860,272        19,997,440      (4,101,375)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          208,495        2,701,453        26,224,105        4,759,096
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          237,372          261,716         1,967,835        2,339,059
   Net transfers (including fixed
     account)......................          336,572        (129,002)       (1,870,180)      (2,373,591)
   Contract charges................          (2,622)          (2,866)          (69,661)         (75,385)
   Transfers for contract benefits
     and terminations..............      (1,180,999)      (1,026,639)      (14,525,779)     (13,837,533)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (609,677)        (896,791)      (14,497,785)     (13,947,450)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (401,182)        1,804,662        11,726,320      (9,188,354)
NET ASSETS:
   Beginning of year...............       11,768,551        9,963,889       125,927,258      135,115,612
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $    11,367,369  $    11,768,551   $   137,653,578  $   125,927,258
                                     ===============  ===============   ===============  ===============

                                         BHFTI METLIFE MULTI-INDEX
                                               TARGETED RISK           BHFTI MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017             2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $           585  $           178  $       141,461  $       273,784
   Net realized gains (losses).....            3,512            (112)          242,363      (1,291,342)
   Change in unrealized gains
     (losses) on investments.......            7,893            1,773       12,995,965        (539,602)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           11,990            1,839       13,379,789      (1,557,160)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           21,250           23,270          388,116          524,920
   Net transfers (including fixed
     account)......................         (23,544)           68,506      (1,198,641)        (871,478)
   Contract charges................             (15)             (45)         (25,230)         (27,528)
   Transfers for contract benefits
     and terminations..............         (30,195)          (8,209)      (7,188,894)      (7,095,512)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (32,504)           83,522      (8,024,649)      (7,469,598)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (20,514)           85,361        5,355,140      (9,026,758)
NET ASSETS:
   Beginning of year...............          117,266           31,905       53,978,694       63,005,452
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $        96,752  $       117,266  $    59,333,834  $    53,978,694
                                     ===============  ===============  ===============  ===============

                                        BHFTI MORGAN STANLEY MID CAP
                                                   GROWTH                BHFTI OPPENHEIMER GLOBAL EQUITY
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016             2017              2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (139,700)   $     (153,222)  $   (1,080,189)  $     (791,378)
   Net realized gains (losses).....          583,289           403,405       12,637,365       19,925,223
   Change in unrealized gains
     (losses) on investments.......        2,285,873       (1,164,910)       84,057,197     (23,598,695)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,729,462         (914,727)       95,614,373      (4,464,850)
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            5,906            12,252        4,672,517        5,074,197
   Net transfers (including fixed
     account)......................          234,744         (341,992)      (5,142,199)      (6,419,462)
   Contract charges................            (843)           (1,091)        (115,141)        (117,721)
   Transfers for contract benefits
     and terminations..............        (976,258)         (883,834)     (35,398,255)     (31,683,831)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (736,451)       (1,214,665)     (35,983,078)     (33,146,817)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,993,011       (2,129,392)       59,631,295     (37,611,667)
NET ASSETS:
   Beginning of year...............        7,516,054         9,645,446      285,997,810      323,609,477
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $     9,509,065   $     7,516,054  $   345,629,105  $   285,997,810
                                     ===============   ===============  ===============  ===============

                                           BHFTI PIMCO INFLATION
                                              PROTECTED BOND
                                                SUBACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        73,746  $     (812,709)
   Net realized gains (losses).....        (817,526)      (1,067,016)
   Change in unrealized gains
     (losses) on investments.......        1,722,271        3,655,250
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          978,491        1,775,525
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,344,148        1,330,903
   Net transfers (including fixed
     account)......................          637,111      (1,733,357)
   Contract charges................         (10,221)         (12,414)
   Transfers for contract benefits
     and terminations..............      (6,673,502)      (5,181,312)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,702,464)      (5,596,180)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,723,973)      (3,820,655)
NET ASSETS:
   Beginning of year...............       48,063,859       51,884,514
                                     ---------------  ---------------
   End of year.....................  $    44,339,886  $    48,063,859
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                BHFTI SCHRODERS
                                           BHFTI PIMCO TOTAL RETURN          GLOBAL MULTI-ASSET II
                                                  SUBACCOUNT                      SUBACCOUNT
                                       -------------------------------  --------------------------------
                                             2017            2016            2017             2016
                                       ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $       174,227  $    1,741,688  $            92  $           (3)
   Net realized gains (losses).......          887,074        (64,987)              313               60
   Change in unrealized gains
     (losses) on investments.........        3,696,672         398,523            4,549              858
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        4,757,973       2,075,224            4,954              915
                                       ---------------  --------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        2,097,228       2,543,989            9,065            9,497
   Net transfers (including fixed
     account)........................        5,470,620     (3,631,126)            (465)              113
   Contract charges..................         (40,403)        (47,717)              (6)              (2)
   Transfers for contract benefits
     and terminations................     (24,873,397)    (25,744,712)          (2,007)              (9)
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (17,345,952)    (26,879,566)            6,587            9,599
                                       ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................     (12,587,979)    (24,804,342)           11,541           10,514
NET ASSETS:
   Beginning of year.................      175,865,002     200,669,344           28,371           17,857
                                       ---------------  --------------  ---------------  ---------------
   End of year.......................  $   163,277,023  $  175,865,002  $        39,912  $        28,371
                                       ===============  ==============  ===============  ===============

                                             BHFTI SSGA GROWTH AND
                                                  INCOME ETF                   BHFTI SSGA GROWTH ETF
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                             2017             2016            2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,277,273  $     1,164,091  $     1,211,595  $     1,225,761
   Net realized gains (losses).......        1,220,452        6,475,517        3,008,417        9,159,575
   Change in unrealized gains
     (losses) on investments.........       12,013,625      (3,010,974)       19,535,037      (3,023,203)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       14,511,350        4,628,634       23,755,049        7,362,133
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        1,817,556        2,333,975        3,279,977        3,643,729
   Net transfers (including fixed
     account)........................        (651,094)      (2,271,885)      (1,833,077)      (2,491,144)
   Contract charges..................        (106,557)        (115,566)        (133,017)        (142,588)
   Transfers for contract benefits
     and terminations................      (9,695,606)      (9,495,937)     (12,692,531)     (11,662,235)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (8,635,701)      (9,549,413)     (11,378,648)     (10,652,238)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        5,875,649      (4,920,779)       12,376,401      (3,290,105)
NET ASSETS:
   Beginning of year.................      104,433,234      109,354,013      136,076,571      139,366,676
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   110,308,883  $   104,433,234  $   148,452,972  $   136,076,571
                                       ===============  ===============  ===============  ===============

                                              BHFTI T. ROWE PRICE               BHFTI T. ROWE PRICE
                                                LARGE CAP VALUE                   MID CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                       --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                       ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     1,919,331  $     4,636,452  $      (26,690)  $      (25,707)
   Net realized gains (losses).......       36,166,930       44,967,999          146,320          235,808
   Change in unrealized gains
     (losses) on investments.........       14,331,993      (1,729,389)          169,543        (182,386)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............       52,418,254       47,875,062          289,173           27,715
                                       ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............        3,582,452        3,866,783            1,097               --
   Net transfers (including fixed
     account)........................      (3,684,112)      (9,566,265)           45,094        (310,290)
   Contract charges..................        (119,973)        (134,324)            (287)            (320)
   Transfers for contract benefits
     and terminations................     (43,330,022)     (42,029,707)        (162,304)        (276,847)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....     (43,551,655)     (47,863,513)        (116,400)        (587,457)
                                       ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets.................        8,866,599           11,549          172,773        (559,742)
NET ASSETS:
   Beginning of year.................      366,994,258      366,982,709        1,310,449        1,870,191
                                       ---------------  ---------------  ---------------  ---------------
   End of year.......................  $   375,860,857  $   366,994,258  $     1,483,222  $     1,310,449
                                       ===============  ===============  ===============  ===============

                                            BHFTI VICTORY SYCAMORE
                                                 MID CAP VALUE
                                                  SUBACCOUNT
                                       --------------------------------
                                            2017              2016
                                       ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)......  $     (336,504)  $     (451,796)
   Net realized gains (losses).......          463,002        1,467,270
   Change in unrealized gains
     (losses) on investments.........        2,612,884        3,924,305
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations...............        2,739,382        4,939,779
                                       ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners............          184,353          133,519
   Net transfers (including fixed
     account)........................        (390,003)         (91,063)
   Contract charges..................          (4,844)          (6,079)
   Transfers for contract benefits
     and terminations................      (6,049,742)      (3,859,081)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions....      (6,260,236)      (3,822,704)
                                       ---------------  ---------------
     Net increase (decrease)
       in net assets.................      (3,520,854)        1,117,075
NET ASSETS:
   Beginning of year.................       40,718,448       39,601,373
                                       ---------------  ---------------
   End of year.......................  $    37,197,594  $    40,718,448
                                       ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                 BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2017              2016             2017             2016
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      1,971,016  $     2,285,326  $   (2,288,849)  $   (2,334,145)
   Net realized gains (losses)......           202,500          536,025       14,242,166       23,140,875
   Change in unrealized gains
     (losses) on investments........           988,543        (470,344)       37,826,058     (23,625,455)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,162,059        2,351,007       49,779,375      (2,818,725)
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           993,433          995,994          927,354        1,024,030
   Net transfers (including fixed
     account).......................         1,940,577        1,853,235      (2,044,679)      (3,625,731)
   Contract charges.................          (36,495)         (42,928)         (56,866)         (62,020)
   Transfers for contract benefits
     and terminations...............      (16,942,269)     (20,076,684)     (19,469,196)     (18,351,782)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (14,044,754)     (17,270,383)     (20,643,387)     (21,015,503)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (10,882,695)     (14,919,376)       29,135,988     (23,834,228)
NET ASSETS:
   Beginning of year................       132,434,541      147,353,917      162,582,117      186,416,345
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $    121,551,846  $   132,434,541  $   191,718,105  $   162,582,117
                                      ================  ===============  ===============  ===============

                                              BHFTII BLACKROCK                 BHFTII BRIGHTHOUSE
                                            ULTRA-SHORT TERM BOND              ASSET ALLOCATION 20
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,333,551)  $   (3,299,227)  $       116,078  $        368,998
   Net realized gains (losses)......          269,964           52,672          160,832           513,075
   Change in unrealized gains
     (losses) on investments........          784,408          500,725          750,335         (218,711)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,279,179)      (2,745,830)        1,027,245           663,362
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        7,792,965        6,640,942          305,258           503,438
   Net transfers (including fixed
     account).......................        (569,613)       39,666,696        (274,019)          (21,301)
   Contract charges.................         (94,816)        (108,280)          (6,716)           (7,653)
   Transfers for contract benefits
     and terminations...............     (38,541,766)     (64,130,165)      (3,093,966)       (4,562,662)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (31,413,230)     (17,930,807)      (3,069,443)       (4,088,178)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (32,692,409)     (20,676,637)      (2,042,198)       (3,424,816)
NET ASSETS:
   Beginning of year................      213,922,334      234,598,971       20,218,985        23,643,801
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   181,229,925  $   213,922,334  $    18,176,787  $     20,218,985
                                      ===============  ===============  ===============  ================

                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40                 ASSET ALLOCATION 60
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2017              2016              2017             2016
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        437,991  $      1,563,013  $     1,404,686   $     7,827,754
   Net realized gains (losses)......         2,203,028         4,556,831       19,897,704        41,062,276
   Change in unrealized gains
     (losses) on investments........         3,214,245       (2,950,638)       34,951,811      (24,270,212)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,855,264         3,169,206       56,254,201        24,619,818
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,412,389         1,646,111        9,625,180        10,614,246
   Net transfers (including fixed
     account).......................       (1,421,681)       (1,050,062)      (2,747,304)       (8,214,538)
   Contract charges.................          (30,646)          (34,268)        (265,907)         (290,555)
   Transfers for contract benefits
     and terminations...............      (10,777,891)      (10,100,352)     (61,960,015)      (54,521,198)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (10,817,829)       (9,538,571)     (55,348,046)      (52,412,045)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       (4,962,565)       (6,369,365)          906,155      (27,792,227)
NET ASSETS:
   Beginning of year................        68,509,133        74,878,498      452,209,477       480,001,704
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     63,546,568  $     68,509,133  $   453,115,632   $   452,209,477
                                      ================  ================  ===============   ===============

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 80
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (551,013)  $      7,375,335
   Net realized gains (losses)......        35,985,181        67,473,109
   Change in unrealized gains
     (losses) on investments........        59,654,478      (40,103,390)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        95,088,646        34,745,054
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        14,735,267        15,043,435
   Net transfers (including fixed
     account).......................       (3,798,439)       (8,127,733)
   Contract charges.................         (363,069)         (391,318)
   Transfers for contract benefits
     and terminations...............      (57,391,929)      (49,523,112)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (46,818,170)      (42,998,728)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............        48,270,476       (8,253,674)
NET ASSETS:
   Beginning of year................       574,285,819       582,539,493
                                      ----------------  ----------------
   End of year......................  $    622,556,295  $    574,285,819
                                      ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                          BHFTII BRIGHTHOUSE/ARTISAN      BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                 MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016            2017              2016
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (21,805)  $      (14,129)  $       (2,031)  $          5,427
   Net realized gains (losses)......            46,528          228,633           25,976         (111,449)
   Change in unrealized gains
     (losses) on investments........           153,258           92,465          131,765           112,177
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           177,981          306,969          155,710             6,155
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --               --             7,162
   Net transfers (including fixed
     account).......................            25,250          114,178          158,624         (795,841)
   Contract charges.................             (130)            (149)             (34)              (24)
   Transfers for contract benefits
     and terminations...............          (78,074)        (210,319)         (55,447)         (108,204)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (52,954)         (96,290)          103,143         (896,907)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           125,027          210,679          258,853         (890,752)
NET ASSETS:
   Beginning of year................         1,708,962        1,498,283          543,802         1,434,554
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      1,833,989  $     1,708,962  $       802,655  $        543,802
                                      ================  ===============  ===============  ================

                                        BHFTII BRIGHTHOUSE/WELLINGTON     BHFTII BRIGHTHOUSE/WELLINGTON
                                                  BALANCED                  CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2017             2016            2017              2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,557,193  $     3,505,439  $     (266,192)  $         15,102
   Net realized gains (losses)......       10,481,125       15,252,242        4,295,905         3,793,458
   Change in unrealized gains
     (losses) on investments........       18,461,311      (5,961,390)       14,781,315         1,354,198
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       30,499,629       12,796,291       18,811,028         5,162,758
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,411,199        2,995,304          430,622           415,645
   Net transfers (including fixed
     account).......................      (1,767,654)      (2,789,477)      (1,639,947)        46,174,713
   Contract charges.................        (125,296)        (137,127)         (28,720)          (69,436)
   Transfers for contract benefits
     and terminations...............     (22,822,426)     (26,759,940)     (15,387,002)      (13,737,985)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (22,304,177)     (26,691,240)     (16,625,047)        32,782,937
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        8,195,452     (13,894,949)        2,185,981        37,945,695
NET ASSETS:
   Beginning of year................      230,965,585      244,860,534      118,746,402        80,800,707
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   239,161,037  $   230,965,585  $   120,932,383  $    118,746,402
                                      ===============  ===============  ===============  ================


                                       BHFTII FRONTIER MID CAP GROWTH         BHFTII JENNISON GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2017              2016              2017             2016
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,099,280)  $    (1,062,938)  $   (3,815,460)  $    (3,534,951)
   Net realized gains (losses)......        4,383,033        10,153,360       33,751,923        46,718,088
   Change in unrealized gains
     (losses) on investments........       12,629,914       (6,486,884)       82,465,289      (48,467,290)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       15,913,667         2,603,538      112,401,752       (5,284,153)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          441,376           497,508        3,890,806         4,518,932
   Net transfers (including fixed
     account).......................        (324,181)       (2,125,269)      (6,103,469)       (7,572,104)
   Contract charges.................         (39,378)          (43,317)        (202,722)         (210,030)
   Transfers for contract benefits
     and terminations...............      (9,940,163)       (8,226,899)     (35,186,374)      (31,594,437)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (9,862,346)       (9,897,977)     (37,601,759)      (34,857,639)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        6,051,321       (7,294,439)       74,799,993      (40,141,792)
NET ASSETS:
   Beginning of year................       71,558,936        78,853,375      330,843,366       370,985,158
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $    77,610,257  $     71,558,936  $   405,643,359  $    330,843,366
                                      ===============  ================  ===============  ================

                                            BHFTII LOOMIS SAYLES
                                               SMALL CAP CORE
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2017             2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (20,207)  $       (11,818)
   Net realized gains (losses)......           55,775            39,018
   Change in unrealized gains
     (losses) on investments........          108,713            64,978
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          144,281            92,178
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........              765               340
   Net transfers (including fixed
     account).......................          681,997           109,059
   Contract charges.................             (56)              (31)
   Transfers for contract benefits
     and terminations...............         (53,476)         (143,370)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          629,230          (34,002)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          773,511            58,176
NET ASSETS:
   Beginning of year................          695,462           637,286
                                      ---------------  ----------------
   End of year......................  $     1,468,973  $        695,462
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                              BHFTII METLIFE                    BHFTII METLIFE
                                           AGGREGATE BOND INDEX               MID CAP STOCK INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016             2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,050,953  $     1,054,278  $        25,228  $         6,793
   Net realized gains (losses).....           18,525          233,281        1,676,207        1,489,450
   Change in unrealized gains
     (losses) on investments.......          177,405        (406,120)          811,175        1,349,924
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,246,883          881,439        2,512,610        2,846,167
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,063,895        1,497,373          953,402        1,053,483
   Net transfers (including fixed
     account)......................      (1,059,289)        (704,216)          596,931         (30,049)
   Contract charges................         (32,999)         (39,779)          (7,816)          (8,013)
   Transfers for contract benefits
     and terminations..............      (6,126,723)      (7,193,321)      (2,562,906)      (1,309,033)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,155,116)      (6,439,943)      (1,020,389)        (293,612)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,908,233)      (5,558,504)        1,492,221        2,552,555
NET ASSETS:
   Beginning of year...............       62,459,481       68,017,985       17,822,009       15,269,454
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    57,551,248  $    62,459,481  $    19,314,230  $    17,822,009
                                     ===============  ===============  ===============  ===============

                                              BHFTII METLIFE
                                              MSCI EAFE INDEX          BHFTII METLIFE RUSSELL 2000 INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       774,168  $       691,710  $        23,319   $       181,485
   Net realized gains (losses).....        (765,699)      (1,605,838)        8,750,111         8,196,855
   Change in unrealized gains
     (losses) on investments.......       10,532,464          932,437        5,073,819        10,191,577
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       10,540,933           18,309       13,847,249        18,569,917
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,288,022        1,471,232        1,707,460         1,972,621
   Net transfers (including fixed
     account)......................        (593,910)        (537,856)      (2,499,306)       (1,589,531)
   Contract charges................         (24,349)         (25,078)         (52,956)          (56,904)
   Transfers for contract benefits
     and terminations..............      (5,178,536)      (4,511,503)     (11,299,470)       (9,385,346)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,508,773)      (3,603,205)     (12,144,272)       (9,059,160)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        6,032,160      (3,584,896)        1,702,977         9,510,757
NET ASSETS:
   Beginning of year...............       46,547,113       50,132,009      110,619,177       101,108,420
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    52,579,273  $    46,547,113  $   112,322,154   $   110,619,177
                                     ===============  ===============  ===============   ===============


                                        BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016             2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     4,447,815  $     5,950,607  $     3,041,041  $     4,508,514
   Net realized gains (losses).....       54,259,223       61,017,384       26,492,614       23,596,638
   Change in unrealized gains
     (losses) on investments.......       96,971,350       11,351,356        4,916,760      (2,527,085)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      155,678,388       78,319,347       34,450,415       25,578,067
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........       10,949,922       12,498,041        3,034,275        4,117,633
   Net transfers (including fixed
     account)......................      (7,931,241)     (20,415,166)      (1,698,620)      (5,826,167)
   Contract charges................        (413,392)        (447,756)        (122,275)        (138,148)
   Transfers for contract benefits
     and terminations..............     (92,174,867)     (77,423,014)     (46,082,928)     (43,812,952)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (89,569,578)     (85,787,895)     (44,869,548)     (45,659,634)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       66,108,810      (7,468,548)     (10,419,133)     (20,081,567)
NET ASSETS:
   Beginning of year...............      818,490,354      825,958,902      347,116,215      367,197,782
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   884,599,164  $   818,490,354  $   336,697,082  $   347,116,215
                                     ===============  ===============  ===============  ===============


                                            BHFTII MFS VALUE II
                                                SUBACCOUNT
                                     --------------------------------
                                          2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        88,720  $      (26,196)
   Net realized gains (losses).....        (282,681)          279,823
   Change in unrealized gains
     (losses) on investments.......          633,774        1,260,670
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          439,813        1,514,297
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          222,744          319,543
   Net transfers (including fixed
     account)......................          108,766         (92,928)
   Contract charges................          (1,929)          (2,355)
   Transfers for contract benefits
     and terminations..............      (2,777,030)      (1,460,780)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,447,449)      (1,236,520)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,007,636)          277,777
NET ASSETS:
   Beginning of year...............       10,606,904       10,329,127
                                     ---------------  ---------------
   End of year.....................  $     8,599,268  $    10,606,904
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                               BHFTII NEUBERGER
                                             BHFTII MFS VALUE                   BERMAN GENESIS
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       603,505  $       861,040  $     (606,076)  $     (561,624)
   Net realized gains (losses).....        9,356,110       11,708,015        8,402,998        2,172,141
   Change in unrealized gains
     (losses) on investments.......        9,110,481        2,304,669           76,687        7,579,184
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       19,070,096       14,873,724        7,873,609        9,189,701
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,112,289        1,288,553          591,515          680,563
   Net transfers (including fixed
     account)......................      (1,351,109)      (1,320,315)        (854,012)      (2,445,840)
   Contract charges................         (33,296)         (36,211)         (24,396)         (27,399)
   Transfers for contract benefits
     and terminations..............     (17,765,705)     (14,678,360)      (8,914,561)      (6,014,590)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (18,037,821)     (14,746,333)      (9,201,454)      (7,807,266)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,032,275          127,391      (1,327,845)        1,382,435
NET ASSETS:
   Beginning of year...............      126,985,750      126,858,359       61,097,301       59,714,866
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   128,018,025  $   126,985,750  $    59,769,456  $    61,097,301
                                     ===============  ===============  ===============  ===============

                                           BHFTII T. ROWE PRICE               BHFTII T. ROWE PRICE
                                             LARGE CAP GROWTH                   SMALL CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (870,201)  $     (834,484)  $    (1,372,057)  $   (1,326,583)
   Net realized gains (losses).....        5,356,604        7,199,316        10,773,401       16,674,139
   Change in unrealized gains
     (losses) on investments.......       11,491,916      (6,641,279)        12,095,603      (5,240,914)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       15,978,319        (276,447)        21,496,947       10,106,642
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          842,068          889,130         2,086,827        2,617,681
   Net transfers (including fixed
     account)......................        1,053,592        (968,588)         (482,076)      (3,400,052)
   Contract charges................         (15,707)         (16,178)          (43,930)         (47,085)
   Transfers for contract benefits
     and terminations..............      (6,901,192)      (5,839,793)      (13,605,017)     (10,165,512)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,021,239)      (5,935,429)      (12,044,196)     (10,994,968)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............       10,957,080      (6,211,876)         9,452,751        (888,326)
NET ASSETS:
   Beginning of year...............       52,673,898       58,885,774       108,651,167      109,539,493
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    63,630,978  $    52,673,898  $    118,103,918  $   108,651,167
                                     ===============  ===============  ================  ===============

                                       BHFTII WESTERN ASSET MANAGEMENT   BHFTII WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES             U.S. GOVERNMENT
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     3,714,274   $       651,395  $       962,178  $     1,033,513
   Net realized gains (losses).....        1,676,804           440,473        (237,206)           30,051
   Change in unrealized gains
     (losses) on investments.......        5,056,568         6,086,821        (274,918)      (1,013,053)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       10,447,646         7,178,689          450,054           50,511
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          863,622           730,921          908,994        1,824,684
   Net transfers (including fixed
     account)......................        3,679,025       149,135,642        1,861,183        3,917,148
   Contract charges................         (40,171)          (61,429)         (36,285)         (41,919)
   Transfers for contract benefits
     and terminations..............     (24,402,903)      (18,409,893)      (9,946,178)     (12,904,520)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (19,900,427)       131,395,241      (7,212,286)      (7,204,607)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (9,452,781)       138,573,930      (6,762,232)      (7,154,096)
NET ASSETS:
   Beginning of year...............      170,890,372        32,316,442       75,272,260       82,426,356
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   161,437,591   $   170,890,372  $    68,510,028  $    75,272,260
                                     ===============   ===============  ===============  ===============


                                       DELAWARE VIP SMALL CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        23,595  $        32,685
   Net realized gains (losses).....          687,029        1,020,712
   Change in unrealized gains
     (losses) on investments.......          472,927        1,640,505
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,183,551        2,693,902
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           97,415          151,565
   Net transfers (including fixed
     account)......................        (120,148)        (130,234)
   Contract charges................             (36)             (20)
   Transfers for contract benefits
     and terminations..............      (1,040,798)        (828,440)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,063,567)        (807,129)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          119,984        1,886,773
NET ASSETS:
   Beginning of year...............       11,287,261        9,400,488
                                     ---------------  ---------------
   End of year.....................  $    11,407,245  $    11,287,261
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           DEUTSCHE II GOVERNMENT &
                                               AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          4,382  $         18,665  $       (66,187)  $       (72,350)
   Net realized gains (losses)......          (54,999)          (28,583)           204,930           489,430
   Change in unrealized gains
     (losses) on investments........            38,670          (16,337)           176,609           135,984
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (11,947)          (26,255)           315,352           553,064
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             2,480                60             7,293            22,063
   Net transfers (including fixed
     account).......................          (44,276)            81,586           109,341          (58,930)
   Contract charges.................             (403)             (493)             (883)           (1,082)
   Transfers for contract benefits
     and terminations...............         (481,708)         (277,276)         (557,377)         (788,966)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (523,907)         (196,123)         (441,626)         (826,915)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (535,854)         (222,378)         (126,274)         (273,851)
NET ASSETS:
   Beginning of year................         2,265,390         2,487,768         4,233,440         4,507,291
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,729,536  $      2,265,390  $      4,107,166  $      4,233,440
                                      ================  ================  ================  ================


                                        DREYFUS SUSTAINABLE U.S. EQUITY         FIDELITY VIP CONTRAFUND
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017               2016
                                      ----------------  ----------------  ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (6,031)  $        (4,997)  $    (1,317,489)   $   (1,617,180)
   Net realized gains (losses)......            41,935            49,954        18,204,320        20,207,111
   Change in unrealized gains
     (losses) on investments........            26,576           (7,556)        21,049,279       (6,717,554)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            62,480            37,401        37,936,110        11,872,377
                                      ----------------  ----------------  ----------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --         3,537,036         4,152,152
   Net transfers (including fixed
     account).......................             3,406             7,965       (4,199,830)       (6,081,375)
   Contract charges.................              (18)              (21)          (65,501)          (71,287)
   Transfers for contract benefits
     and terminations...............          (15,571)           (9,824)      (25,876,638)      (22,009,644)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (12,183)           (1,880)      (26,604,933)      (24,010,154)
                                      ----------------  ----------------  ----------------   ---------------
     Net increase (decrease)
        in net assets...............            50,297            35,521        11,331,177      (12,137,777)
NET ASSETS:
   Beginning of year................           503,431           467,910       200,953,161       213,090,938
                                      ----------------  ----------------  ----------------   ---------------
   End of year......................  $        553,728  $        503,431  $    212,284,338   $   200,953,161
                                      ================  ================  ================   ===============

                                         FIDELITY VIP DYNAMIC CAPITAL
                                                 APPRECIATION                 FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017               2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (13,853)  $       (13,312)  $        968,011  $      2,236,226
   Net realized gains (losses)......           238,225           117,378         7,112,383        13,750,416
   Change in unrealized gains
     (losses) on investments........           133,019          (84,225)        17,246,984        18,349,428
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           357,391            19,841        25,327,378        34,336,070
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            17,212            10,142         2,861,633         3,420,806
   Net transfers (including fixed
     account).......................         (111,970)          (79,970)       (3,883,993)       (4,877,175)
   Contract charges.................             (161)             (195)         (119,990)         (133,912)
   Transfers for contract benefits
     and terminations...............         (193,497)         (163,471)      (22,964,471)      (19,679,138)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (288,416)         (233,494)      (24,106,821)      (21,269,419)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            68,975         (213,653)         1,220,557        13,066,651
NET ASSETS:
   Beginning of year................         1,801,247         2,014,900       233,851,528       220,784,877
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,870,222  $      1,801,247  $    235,072,085  $    233,851,528
                                      ================  ================  ================  ================


                                           FIDELITY VIP FREEDOM 2020
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2017              2016
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,608  $          2,831
   Net realized gains (losses)......            31,842             4,771
   Change in unrealized gains
     (losses) on investments........             6,909             5,657
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            40,359            13,259
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            32,388            31,858
   Net transfers (including fixed
     account).......................               675           317,874
   Contract charges.................             (663)             (368)
   Transfers for contract benefits
     and terminations...............         (176,644)           (6,481)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (144,244)           342,883
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (103,885)           356,142
NET ASSETS:
   Beginning of year................           425,855            69,713
                                      ----------------  ----------------
   End of year......................  $        321,970  $        425,855
                                      ================  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           FIDELITY VIP FREEDOM 2025           FIDELITY VIP FREEDOM 2030
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,067  $          2,083  $          2,654  $          3,960
   Net realized gains (losses)......            26,230             5,286            31,323            17,548
   Change in unrealized gains
     (losses) on investments........            28,142             5,096            42,316             8,465
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            55,439            12,465            76,293            29,973
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            87,507            64,251            51,656            51,862
   Net transfers (including fixed
     account).......................         (137,509)           151,990           214,273            50,533
   Contract charges.................             (669)             (952)             (577)              (12)
   Transfers for contract benefits
     and terminations...............              (90)          (74,756)         (362,348)             (211)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (50,761)           140,533          (96,996)           102,172
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............             4,678           152,998          (20,703)           132,145
NET ASSETS:
   Beginning of year................           335,281           182,283           561,340           429,195
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        339,959  $        335,281  $        540,637  $        561,340
                                      ================  ================  ================  ================

                                           FIDELITY VIP FREEDOM 2040          FIDELITY VIP FREEDOM 2050
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2017             2016              2017              2016
                                      ----------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            169  $           263  $            352  $            368
   Net realized gains (losses)......             3,091            1,282             2,630                60
   Change in unrealized gains
     (losses) on investments........            15,100            2,218             7,705               594
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            18,360            3,763            10,687             1,022
                                      ----------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            47,007           63,305            35,441            28,869
   Net transfers (including fixed
     account).......................                39            2,275            40,546            15,509
   Contract charges.................              (39)            (126)              (85)              (23)
   Transfers for contract benefits
     and terminations...............           (1,324)         (17,193)          (19,649)           (2,571)
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..            45,683           48,261            56,253            41,784
                                      ----------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            64,043           52,024            66,940            42,806
NET ASSETS:
   Beginning of year................            62,152           10,128            47,803             4,997
                                      ----------------  ---------------  ----------------  ----------------
   End of year......................  $        126,195  $        62,152  $        114,743  $         47,803
                                      ================  ===============  ================  ================

                                         FIDELITY VIP FUNDSMANAGER 60%        FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017              2016             2017             2016
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (5,485,217)   $   (4,142,473)  $       747,939   $       766,024
   Net realized gains (losses)......       14,787,783        18,823,599        (214,451)         (314,092)
   Change in unrealized gains
     (losses) on investments........       76,161,580         4,233,070          517,750         1,912,243
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       85,464,146        18,914,196        1,051,238         2,364,175
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --        54,407,292          164,177           227,896
   Net transfers (including fixed
     account).......................          (7,693)           589,491        (146,133)         (217,142)
   Contract charges.................               --                --         (11,021)          (12,996)
   Transfers for contract benefits
     and terminations...............     (27,427,663)      (17,726,786)      (2,153,346)       (1,523,130)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (27,435,356)        37,269,997      (2,146,323)       (1,525,372)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       58,028,790        56,184,193      (1,095,085)           838,803
NET ASSETS:
   Beginning of year................      593,192,621       537,008,428       19,469,815        18,631,012
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $   651,221,411   $   593,192,621  $    18,374,730   $    19,469,815
                                      ===============   ===============  ===============   ===============

                                            FIDELITY VIP MID CAP
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2017              2016
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (2,165,185)  $    (2,481,193)
   Net realized gains (losses)......       16,524,181        16,182,735
   Change in unrealized gains
     (losses) on investments........       29,690,294         9,899,299
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       44,049,290        23,600,841
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        5,485,328         6,166,021
   Net transfers (including fixed
     account).......................      (3,245,261)       (5,707,434)
   Contract charges.................         (70,362)          (76,763)
   Transfers for contract benefits
     and terminations...............     (27,846,003)      (24,692,143)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (25,676,298)      (24,310,319)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............       18,372,992         (709,478)
NET ASSETS:
   Beginning of year................      245,490,758       246,200,236
                                      ---------------  ----------------
   End of year......................  $   263,863,750  $    245,490,758
                                      ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                FTVIPT FRANKLIN
                                        FTVIPT FRANKLIN INCOME VIP             MUTUAL SHARES VIP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017            2016              2017            2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       456,881  $       649,769  $        90,388  $        47,974
   Net realized gains (losses).....          182,658         (88,627)          885,353        1,547,973
   Change in unrealized gains
     (losses) on investments.......          810,184        1,713,083         (38,333)          313,182
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,449,723        2,274,225          937,408        1,909,129
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           38,767            8,102           34,422           13,174
   Net transfers (including fixed
     account)......................          283,708        (716,576)          131,147        (716,816)
   Contract charges................          (3,810)          (4,459)          (5,882)          (6,703)
   Transfers for contract benefits
     and terminations..............      (2,406,815)      (3,108,010)      (1,765,842)      (2,439,539)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,088,150)      (3,820,943)      (1,606,155)      (3,149,884)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (638,427)      (1,546,718)        (668,747)      (1,240,755)
NET ASSETS:
   Beginning of year...............       19,714,285       21,261,003       14,806,916       16,047,671
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    19,075,858  $    19,714,285  $    14,138,169  $    14,806,916
                                     ===============  ===============  ===============  ===============

                                          FTVIPT FRANKLIN RISING                 FTVIPT FRANKLIN
                                               DIVIDENDS VIP                SMALL-MID CAP GROWTH VIP
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2017            2016              2017             2016
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (56,299)  $      (76,320)  $      (420,823)  $     (422,868)
   Net realized gains (losses).....        1,037,616        2,504,309         1,789,435        2,019,116
   Change in unrealized gains
     (losses) on investments.......        1,443,211        (470,433)         2,887,297      (1,038,951)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,424,528        1,957,556         4,255,909          557,297
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           31,654          136,318           170,340          206,530
   Net transfers (including fixed
     account)......................          381,020        (606,606)         (416,615)        (387,266)
   Contract charges................          (4,055)          (4,734)           (6,853)          (7,884)
   Transfers for contract benefits
     and terminations..............      (2,073,673)      (2,431,684)       (3,236,220)      (2,911,027)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,665,054)      (2,906,706)       (3,489,348)      (3,099,647)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............          759,474        (949,150)           766,561      (2,542,350)
NET ASSETS:
   Beginning of year...............       14,124,147       15,073,297        23,462,681       26,005,031
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $    14,883,621  $    14,124,147  $     24,229,242  $    23,462,681
                                     ===============  ===============  ================  ===============

                                         FTVIPT TEMPLETON DEVELOPING
                                                 MARKETS VIP              FTVIPT TEMPLETON FOREIGN VIP
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (35,736)   $      (52,666)  $       463,827  $       104,190
   Net realized gains (losses).....        (197,414)       (1,044,768)          447,603           44,825
   Change in unrealized gains
     (losses) on investments.......        5,762,682         3,249,765        6,818,738        2,708,456
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,529,532         2,152,331        7,730,168        2,857,471
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          661,629           730,271          506,699          662,355
   Net transfers (including fixed
     account)......................          380,931         (625,612)      (1,368,143)            8,619
   Contract charges................          (7,903)           (7,749)         (11,066)         (12,468)
   Transfers for contract benefits
     and terminations..............      (2,165,241)       (1,417,336)      (6,393,937)      (6,797,379)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,130,584)       (1,320,426)      (7,266,447)      (6,138,873)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,398,948           831,905          463,721      (3,281,402)
NET ASSETS:
   Beginning of year...............       14,638,051        13,806,146       55,454,715       58,736,117
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    19,036,999   $    14,638,051  $    55,918,436  $    55,454,715
                                     ===============   ===============  ===============  ===============


                                           INVESCO V.I. COMSTOCK
                                                SUBACCOUNT
                                     --------------------------------
                                          2017              2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        18,113  $       (4,406)
   Net realized gains (losses).....          588,604          659,045
   Change in unrealized gains
     (losses) on investments.......          115,406           90,333
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          722,123          744,972
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................         (50,560)        (364,888)
   Contract charges................            (534)            (675)
   Transfers for contract benefits
     and terminations..............      (1,070,360)        (507,628)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,121,454)        (873,191)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (399,331)        (128,219)
NET ASSETS:
   Beginning of year...............        5,383,720        5,511,939
                                     ---------------  ---------------
   End of year.....................  $     4,984,389  $     5,383,720
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (8,719)  $       (13,169)  $       (96,705)  $        (7,698)
   Net realized gains (losses)......           142,643           123,701         2,563,249         2,958,945
   Change in unrealized gains
      (losses) on investments.......          (65,659)            34,098         1,753,109         2,852,056
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............            68,265           144,630         4,219,653         5,803,303
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             2,574                --           150,295           118,778
   Net transfers (including fixed
      account)......................           (4,447)            61,697         1,518,451       (1,095,723)
   Contract charges.................              (74)              (99)          (17,479)          (19,392)
   Transfers for contract benefits
      and terminations..............         (207,491)         (237,705)       (6,649,182)       (7,146,777)
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (209,438)         (176,107)       (4,997,915)       (8,143,114)
                                      ----------------  ----------------  ----------------  ----------------
      Net increase (decrease)
        in net assets...............         (141,173)          (31,477)         (778,262)       (2,339,811)
NET ASSETS:
   Beginning of year................         1,252,863         1,284,340        49,784,834        52,124,645
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,111,690  $      1,252,863  $     49,006,572  $     49,784,834
                                      ================  ================  ================  ================

                                      INVESCO V.I. GOVERNMENT SECURITIES      INVESCO V.I. MANAGED VOLATILITY
                                                  SUBACCOUNT                            SUBACCOUNT
                                      -----------------------------------  -----------------------------------
                                            2017               2016               2017              2016
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          5,639  $         (2,310)  $         (8,786)  $        (2,050)
   Net realized gains (losses)......          (22,740)            (2,698)           (24,201)          (60,896)
   Change in unrealized gains
      (losses) on investments.......            16,966           (27,188)            142,731           158,819
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............             (135)           (32,196)            109,744            95,873
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........                --              3,750                 --                --
   Net transfers (including fixed
      account)......................           225,240             56,467             97,218            19,622
   Contract charges.................           (1,027)            (1,376)              (408)             (453)
   Transfers for contract benefits
      and terminations..............         (672,249)        (1,391,547)           (52,249)         (231,877)
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (448,036)        (1,332,706)             44,561         (212,708)
                                      ----------------  -----------------  -----------------  ----------------
      Net increase (decrease)
        in net assets...............         (448,171)        (1,364,902)            154,305         (116,835)
NET ASSETS:
   Beginning of year................         7,417,830          8,782,732          1,233,406         1,350,241
                                      ----------------  -----------------  -----------------  ----------------
   End of year......................  $      6,969,659  $       7,417,830  $       1,387,711  $      1,233,406
                                      ================  =================  =================  ================

                                          INVESCO V.I. S&P 500 INDEX           JANUS HENDERSON ENTERPRISE
                                                  SUBACCOUNT                           SUBACCOUNT
                                      -----------------------------------  -----------------------------------
                                            2017              2016               2017               2016
                                      ----------------  -----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (14,193)  $        (15,045)  $      (166,716)   $      (170,680)
   Net realized gains (losses)......           274,196            325,281         1,528,103          1,610,561
   Change in unrealized gains
      (losses) on investments.......            62,578          (136,521)         1,588,789          (213,763)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............           322,581            173,715         2,950,176          1,226,118
                                      ----------------  -----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             1,589              2,415           164,253            258,654
   Net transfers (including fixed
      account)......................         (118,181)            (1,034)          (63,864)             32,434
   Contract charges.................             (330)              (291)           (1,392)            (1,703)
   Transfers for contract benefits
      and terminations..............         (278,694)          (463,922)       (1,429,690)        (1,512,489)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (395,616)          (462,832)       (1,330,693)        (1,223,104)
                                      ----------------  -----------------  ----------------   ----------------
      Net increase (decrease)
        in net assets...............          (73,035)          (289,117)         1,619,483              3,014
NET ASSETS:
   Beginning of year................         1,905,676          2,194,793        12,288,719         12,285,705
                                      ----------------  -----------------  ----------------   ----------------
   End of year......................  $      1,832,641  $       1,905,676  $     13,908,202   $     12,288,719
                                      ================  =================  ================   ================

                                         JANUS HENDERSON GLOBAL RESEARCH
                                                   SUBACCOUNT
                                      -----------------------------------
                                            2017               2016
                                      ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $            750   $          3,066
   Net realized gains (losses)......            84,097             43,500
   Change in unrealized gains
      (losses) on investments.......            53,975           (39,056)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from operations.............           138,822              7,510
                                      ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners..........             9,394             10,983
   Net transfers (including fixed
      account)......................           (5,236)              8,033
   Contract charges.................               (4)                 --
   Transfers for contract benefits
      and terminations..............         (240,708)          (154,576)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets resulting
        from contract transactions..         (236,554)          (135,560)
                                      ----------------   ----------------
      Net increase (decrease)
        in net assets...............          (97,732)          (128,050)
NET ASSETS:
   Beginning of year................           675,764            803,814
                                      ----------------   ----------------
   End of year......................  $        578,032   $        675,764
                                      ================   ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                         LMPVET CLEARBRIDGE VARIABLE
                                         JANUS HENDERSON OVERSEAS             AGGRESSIVE GROWTH
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2017             2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        87,929  $     1,000,357  $   (3,606,185)  $   (3,129,262)
   Net realized gains (losses).....      (1,770,256)      (1,601,072)       37,197,330       31,729,193
   Change in unrealized gains
     (losses) on investments.......        9,707,005      (2,110,590)       12,126,476     (31,339,196)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,024,678      (2,711,305)       45,717,621      (2,739,265)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,312,066        1,571,214        2,238,849        2,524,691
   Net transfers (including fixed
     account)......................      (1,083,731)      (1,661,271)      (3,172,487)      (2,014,873)
   Contract charges................         (15,943)         (16,412)        (152,070)        (168,878)
   Transfers for contract benefits
     and terminations..............      (3,754,885)      (2,361,206)     (36,708,246)     (37,305,304)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,542,493)      (2,467,675)     (37,793,954)     (36,964,364)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        4,482,185      (5,178,980)        7,923,667     (39,703,629)
NET ASSETS:
   Beginning of year...............       28,762,285       33,941,265      328,523,979      368,227,608
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    33,244,470  $    28,762,285  $   336,447,646  $   328,523,979
                                     ===============  ===============  ===============  ===============

                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                              APPRECIATION                     DIVIDEND STRATEGY
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017              2016            2017              2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (989,805)  $     (737,425)  $     (431,365)  $     (371,549)
   Net realized gains (losses).....       20,864,193       17,578,940        4,536,580        3,402,946
   Change in unrealized gains
     (losses) on investments.......       20,977,054        2,307,392       10,069,742        7,801,497
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       40,851,442       19,148,907       14,174,957       10,832,894
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          784,487          952,911          143,736          122,668
   Net transfers (including fixed
     account)......................      (1,989,016)      (3,348,431)        (777,182)        (123,865)
   Contract charges................        (127,214)        (138,920)         (29,479)         (32,619)
   Transfers for contract benefits
     and terminations..............     (27,220,772)     (30,510,890)     (10,884,356)     (11,728,940)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (28,552,515)     (33,045,330)     (11,547,281)     (11,762,756)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       12,298,927     (13,896,423)        2,627,676        (929,862)
NET ASSETS:
   Beginning of year...............      245,202,993      259,099,416       90,118,532       91,048,394
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   257,501,920  $   245,202,993  $    92,746,208  $    90,118,532
                                     ===============  ===============  ===============  ===============

                                         LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP GROWTH                   LARGE CAP VALUE
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (1,272,605)   $     (979,003)  $      (87,585)  $        91,546
   Net realized gains (losses).....        8,828,760        10,151,357        7,065,986        4,217,143
   Change in unrealized gains
     (losses) on investments.......       12,595,464       (4,229,733)        7,056,276        7,747,711
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       20,151,619         4,942,621       14,034,677       12,056,400
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          577,827           664,303          389,897          453,867
   Net transfers (including fixed
     account)......................        (912,985)       (1,163,190)        (788,389)        (933,453)
   Contract charges................         (23,620)          (25,617)         (43,359)         (47,799)
   Transfers for contract benefits
     and terminations..............     (10,492,057)      (10,212,887)     (14,083,203)     (11,476,323)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (10,850,835)      (10,737,391)     (14,525,054)     (12,003,708)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        9,300,784       (5,794,770)        (490,377)           52,692
NET ASSETS:
   Beginning of year...............       89,099,797        94,894,567      114,104,961      114,052,269
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $    98,400,581   $    89,099,797  $   113,614,584  $   114,104,961
                                     ===============   ===============  ===============  ===============

                                         LMPVET CLEARBRIDGE VARIABLE
                                                   MID CAP
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2017             2016
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (420,744)  $     (268,755)
   Net realized gains (losses).....         3,068,328        1,697,903
   Change in unrealized gains
     (losses) on investments.......           665,332          754,862
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         3,312,916        2,184,010
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            32,539           41,711
   Net transfers (including fixed
     account)......................         (223,933)           30,070
   Contract charges................           (9,066)         (10,221)
   Transfers for contract benefits
     and terminations..............       (3,068,197)      (3,541,140)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (3,268,657)      (3,479,580)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............            44,259      (1,295,570)
NET ASSETS:
   Beginning of year...............        32,071,788       33,367,358
                                     ----------------  ---------------
   End of year.....................  $     32,116,047  $    32,071,788
                                     ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                       LMPVET CLEARBRIDGE VARIABLE            LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                  CONSERVATIVE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (713,693)  $     (693,059)  $       364,512  $       373,405
   Net realized gains (losses).....        3,161,030        2,998,553        6,160,566        1,505,502
   Change in unrealized gains
     (losses) on investments.......        6,767,882        (704,843)      (1,590,209)          700,199
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,215,219        1,600,651        4,934,869        2,579,106
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          375,382          402,680          123,612          119,836
   Net transfers (including fixed
     account)......................        (973,765)      (1,034,694)        (274,074)        (942,073)
   Contract charges................         (12,998)         (14,785)         (23,804)         (26,329)
   Transfers for contract benefits
     and terminations..............      (5,573,956)      (5,191,448)      (5,770,737)      (6,385,071)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,185,337)      (5,838,247)      (5,945,003)      (7,233,637)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,029,882      (4,237,596)      (1,010,134)      (4,654,531)
NET ASSETS:
   Beginning of year...............       44,384,618       48,622,214       44,206,329       48,860,860
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    47,414,500  $    44,384,618  $    43,196,195  $    44,206,329
                                     ===============  ===============  ===============  ===============

                                                                              LMPVET QS VARIABLE
                                        LMPVET QS VARIABLE GROWTH               MODERATE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016             2017             2016
                                     ---------------  ---------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        81,847  $         1,690  $      183,502   $       183,355
   Net realized gains (losses).....        3,651,196          873,565       6,229,627         1,023,775
   Change in unrealized gains
     (losses) on investments.......        (332,514)          470,828     (2,201,044)           641,325
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,400,529        1,346,083       4,212,085         1,848,455
                                     ---------------  ---------------  --------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           41,136           65,741          99,489            69,119
   Net transfers (including fixed
     account)......................         (35,295)        (275,082)       (543,314)         (105,196)
   Contract charges................         (19,021)         (20,649)        (23,775)          (25,949)
   Transfers for contract benefits
     and terminations..............      (2,117,197)      (1,931,146)     (4,267,053)       (2,683,965)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,130,377)      (2,161,136)     (4,734,653)       (2,745,991)
                                     ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
       in net assets...............        1,270,152        (815,053)       (522,568)         (897,536)
NET ASSETS:
   Beginning of year...............       20,311,234       21,126,287      30,093,587        30,991,123
                                     ---------------  ---------------  --------------   ---------------
   End of year.....................  $    21,581,386  $    20,311,234  $   29,571,019   $    30,093,587
                                     ===============  ===============  ==============   ===============

                                                                         LMPVIT WESTERN ASSET VARIABLE
                                      LMPVIT WESTERN ASSET CORE PLUS        GLOBAL HIGH YIELD BOND
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,511,254  $       326,679  $       186,996  $       231,523
   Net realized gains (losses).....        (855,207)      (1,254,653)         (51,819)        (216,758)
   Change in unrealized gains
     (losses) on investments.......        1,682,695        2,869,774          225,619          688,455
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,338,742        1,941,800          360,796          703,220
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           99,442          143,116            8,712               --
   Net transfers (including fixed
     account)......................        1,821,509          100,943          486,756        (209,241)
   Contract charges................         (17,275)         (20,301)            (475)            (612)
   Transfers for contract benefits
     and terminations..............      (7,575,067)      (8,312,837)        (787,880)        (859,691)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,671,391)      (8,089,079)        (292,887)      (1,069,544)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,332,649)      (6,147,279)           67,909        (366,324)
NET ASSETS:
   Beginning of year...............       60,157,955       66,305,234        5,438,686        5,805,010
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    56,825,306  $    60,157,955  $     5,506,595  $     5,438,686
                                     ===============  ===============  ===============  ===============

                                              MORGAN STANLEY
                                             MULTI CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                           2017             2016
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (17,745)  $      (16,082)
   Net realized gains (losses).....          114,923          134,755
   Change in unrealized gains
     (losses) on investments.......          191,890        (162,328)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          289,068         (43,655)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --
   Net transfers (including fixed
     account)......................          (8,975)            1,544
   Contract charges................             (85)             (68)
   Transfers for contract benefits
     and terminations..............        (115,025)         (69,948)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (124,085)         (68,472)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............          164,983        (112,127)
NET ASSETS:
   Beginning of year...............          678,520          790,647
                                     ---------------  ---------------
   End of year.....................  $       843,503  $       678,520
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                           PIONEER VCT MID CAP VALUE       PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2017              2016              2017              2016
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (219,781)  $      (250,762)  $         21,425  $        100,563
   Net realized gains (losses)......         1,602,770           921,495           194,078         1,434,517
   Change in unrealized gains
     (losses) on investments........           578,236         1,831,176         (136,373)       (1,221,435)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,961,225         2,501,909            79,130           313,645
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            90,994            89,664            36,411            51,480
   Net transfers (including fixed
     account).......................           188,055         (374,058)         (176,000)            12,822
   Contract charges.................           (6,866)           (7,822)           (2,902)           (3,739)
   Transfers for contract benefits
     and terminations...............       (2,605,860)       (3,245,210)       (1,133,149)       (1,261,343)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,333,677)       (3,537,426)       (1,275,640)       (1,200,780)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (372,452)       (1,035,517)       (1,196,510)         (887,135)
NET ASSETS:
   Beginning of year................        19,478,488        20,514,005         7,545,087         8,432,222
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     19,106,036  $     19,478,488  $      6,348,577  $      7,545,087
                                      ================  ================  ================  ================

                                         TAP 1919 VARIABLE SOCIALLY
                                             RESPONSIVE BALANCED                     VIF GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017             2016
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (86,027)  $      (129,714)  $     (118,447)   $     (106,129)
   Net realized gains (losses)......        2,903,284         2,501,996          902,083         1,241,008
   Change in unrealized gains
     (losses) on investments........        2,105,323         (732,681)        1,430,835       (1,342,478)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,922,580         1,639,601        2,214,471         (207,599)
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          388,972           404,719               --                --
   Net transfers (including fixed
     account).......................        (474,934)         (673,150)         (29,750)         (177,905)
   Contract charges.................         (23,990)          (26,297)            (667)             (856)
   Transfers for contract benefits
     and terminations...............      (3,799,306)       (3,729,158)        (726,350)         (629,924)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (3,909,258)       (4,023,886)        (756,767)         (808,685)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        1,013,322       (2,384,285)        1,457,704       (1,016,284)
NET ASSETS:
   Beginning of year................       34,122,083        36,506,368        5,650,496         6,666,780
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $    35,135,405  $     34,122,083  $     7,108,200   $     5,650,496
                                      ===============  ================  ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife of CT Separate Account Eleven for Variable Annuities to Brighthouse Separate Account Eleven for Variable Annuities.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB")              Legg Mason Partners Variable Equity Trust
AIM Variable Insurance Funds (Invesco Variable               ("LMPVET")
   Insurance Funds) ("Invesco V.I.")                       Legg Mason Partners Variable Income Trust
American Funds Insurance Series ("American Funds")           ("LMPVIT")
Brighthouse Funds Trust I ("BHFTI")*                       Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Brighthouse Funds Trust II ("BHFTII")*                     Morgan Stanley Variable Investment Series
Delaware VIP Trust ("Delaware VIP")                          ("Morgan Stanley")
Deutsche Variable Series II ("Deutsche II")                Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity Variable Insurance Products ("Fidelity VIP")      The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust       The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   ("FTVIPT")                                                ("Dreyfus Sustainable U.S. Equity")
Janus Aspen Series ("Janus Aspen")                         Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.


The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2017:

AB Global Thematic Growth Subaccount                     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount
Alger Capital Appreciation Subaccount                    BHFTII Brighthouse/Dimensional International Small
American Funds Bond Subaccount                              Company Subaccount
American Funds Global Growth Subaccount                  BHFTII Brighthouse/Wellington Balanced Subaccount (a)
American Funds Global Small Capitalization Subaccount    BHFTII Brighthouse/Wellington Core Equity
American Funds Growth Subaccount                            Opportunities Subaccount (a)
American Funds Growth-Income Subaccount                  BHFTII Frontier Mid Cap Growth Subaccount (a)
BHFTI American Funds Balanced Allocation Subaccount      BHFTII Jennison Growth Subaccount (a)
BHFTI American Funds Growth Allocation Subaccount        BHFTII Loomis Sayles Small Cap Core Subaccount
BHFTI American Funds Moderate Allocation Subaccount      BHFTII MetLife Aggregate Bond Index Subaccount
BHFTI BlackRock High Yield Subaccount (a)                BHFTII MetLife Mid Cap Stock Index Subaccount (a)
BHFTI Brighthouse Asset Allocation 100 Subaccount        BHFTII MetLife MSCI EAFE Index Subaccount
BHFTI Brighthouse Small Cap Value Subaccount (a)         BHFTII MetLife Russell 2000 Index Subaccount
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII MetLife Stock Index Subaccount (a)
   Equity Subaccount (a)                                 BHFTII MFS Total Return Subaccount (a)
BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII MFS Value Subaccount (a)
   Subaccount                                            BHFTII MFS Value II Subaccount
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Neuberger Berman Genesis Subaccount (a)
   Subaccount                                            BHFTII T. Rowe Price Large Cap Growth Subaccount (a)
BHFTI Clarion Global Real Estate Subaccount (a)          BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI ClearBridge Aggressive Growth Subaccount (a)       BHFTII Western Asset Management Strategic Bond
BHFTI Harris Oakmark International Subaccount               Opportunities Subaccount (a)
BHFTI Invesco Comstock Subaccount (a)                    BHFTII Western Asset Management U.S. Government
BHFTI Invesco Small Cap Growth Subaccount (a)               Subaccount
BHFTI JPMorgan Small Cap Value Subaccount                Delaware VIP Small Cap Value Subaccount
BHFTI Loomis Sayles Global Markets Subaccount            Deutsche II Government & Agency Securities
BHFTI MetLife Multi-Index Targeted Risk Subaccount          Subaccount
BHFTI MFS Research International Subaccount              Deutsche II Small Mid Cap Value Subaccount
BHFTI Morgan Stanley Mid Cap Growth Subaccount (a)       Dreyfus Sustainable U.S. Equity Subaccount
BHFTI Oppenheimer Global Equity Subaccount (a)           Fidelity VIP Contrafund Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount (a)      Fidelity VIP Dynamic Capital Appreciation Subaccount
BHFTI PIMCO Total Return Subaccount                      Fidelity VIP Equity-Income Subaccount (a)
BHFTI Schroders Global Multi-Asset II Subaccount         Fidelity VIP Freedom 2020 Subaccount
BHFTI SSGA Growth and Income ETF Subaccount              Fidelity VIP Freedom 2025 Subaccount
BHFTI SSGA Growth ETF Subaccount                         Fidelity VIP Freedom 2030 Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)       Fidelity VIP Freedom 2040 Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount            Fidelity VIP Freedom 2050 Subaccount
BHFTI Victory Sycamore Mid Cap Subaccount (a)            Fidelity VIP FundsManager 60% Subaccount
BHFTII BlackRock Bond Income Subaccount (a)              Fidelity VIP High Income Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)     Fidelity VIP Mid Cap Subaccount
BHFTII BlackRock Ultra-Short Term Bond Subaccount (a)    FTVIPT Franklin Income VIP Subaccount
BHFTII Brighthouse Asset Allocation 20 Subaccount        FTVIPT Franklin Mutual Shares VIP Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount        FTVIPT Franklin Rising Dividends VIP Subaccount
BHFTII Brighthouse Asset Allocation 60 Subaccount        FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII Brighthouse Asset Allocation 80 Subaccount           Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


FTVIPT Templeton Developing Markets VIP                  LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
FTVIPT Templeton Foreign VIP Subaccount                  LMPVET ClearBridge Variable Mid Cap Subaccount
Invesco V.I. Comstock Subaccount (a)                     LMPVET ClearBridge Variable Small Cap Growth
Invesco V.I. Diversified Dividend Subaccount               Subaccount
Invesco V.I. Equity and Income Subaccount                LMPVET QS Variable Conservative Growth
Invesco V.I. Government Securities Subaccount (a)          Subaccount
Invesco V.I. Managed Volatility Subaccount               LMPVET QS Variable Growth Subaccount
Invesco V.I. S&P 500 Index Subaccount                    LMPVET QS Variable Moderate Growth Subaccount
Janus Henderson Enterprise Subaccount                    LMPVIT Western Asset Core Plus Subaccount
Janus Henderson Global Research Subaccount               LMPVIT Western Asset Variable Global High Yield
Janus Henderson Overseas Subaccount                        Bond Subaccount
LMPVET ClearBridge Variable Aggressive Growth            Morgan Stanley Multi Cap Growth Subaccount
   Subaccount (a)                                        Pioneer VCT Mid Cap Value Subaccount
LMPVET ClearBridge Variable Appreciation                 Pioneer VCT Real Estate Shares Subaccount
   Subaccount (a)                                        TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Dividend Strategy              Subaccount
   Subaccount (a)                                        VIF Growth Subaccount
LMPVET ClearBridge Variable Large Cap Growth
   Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Subaccount had no net assets as of December 31, 2017:

Fidelity VIP Government Money Market Subaccount


3.  PORTFOLIO CHANGES


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                               New Name

Dreyfus Socially Responsible Growth Portfolio             Dreyfus Sustainable U.S. Equity Portfolio
Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
Janus Aspen Global Research Portfolio                     Janus Henderson Global Research Portfolio
Janus Aspen Overseas Portfolio                            Janus Henderson Overseas Portfolio
(MIST) Invesco Mid Cap Value Portfolio                    (BHFTI) Victory Sycamore Mid Cap Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio            (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                            Portfolio
(MIST) Met/Wellington Large Cap Research Portfolio        (BHFTI) Brighthouse/Wellington Large Cap Research
                                                            Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MIST) Pyramis Managed Risk Portfolio                     (BHFTI) Schroders Global Multi-Asset II Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


Former Name                                              New Name

(MSF) BlackRock Large Cap Value Portfolio                (BHFTII) MFS Value II Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Name                                                New Name

Met Investors Series Trust (MIST)                          Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                             Brighthouse Funds Trust II (BHFTII)
The Dreyfus Socially Responsible Growth Fund, Inc.         The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   (Dreyfus Socially Responsible Growth)                     (Dreyfus Sustainable U.S. Equity)
The Universal Institutional Funds, Inc. (UIF)              Morgan Stanley Variable Insurance Fund, Inc (VIF)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The BHFTI and BHFTII Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------     -------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)    FROM SALES ($)
                                                                  -------------    -------------     -------------    --------------
     AB Global Thematic Growth Subaccount.......................         15,122          240,007             3,431            85,926
     Alger Capital Appreciation Subaccount......................         32,966        1,961,531           256,451           576,912
     American Funds Bond Subaccount.............................        367,710        3,962,648           511,492         1,472,678
     American Funds Global Growth Subaccount....................      3,483,767       75,354,262         5,278,675        18,383,059
     American Funds Global Small Capitalization Subaccount......         75,162        1,474,283            44,596           338,717
     American Funds Growth Subaccount...........................      3,230,562      192,312,387        27,283,180        40,607,160
     American Funds Growth-Income Subaccount....................      4,050,050      158,417,757        17,668,185        34,069,367
     BHFTI American Funds Balanced Allocation Subaccount........        503,802        4,956,931         1,055,068         1,566,726
     BHFTI American Funds Growth Allocation Subaccount..........        393,081        3,754,782         1,146,465         1,347,432
     BHFTI American Funds Moderate Allocation Subaccount........        273,648        2,723,424           812,207         1,057,450
     BHFTI BlackRock High Yield Subaccount......................      9,782,556       78,252,032         9,161,937        16,996,096
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      4,994,895       54,992,823         5,988,388         6,383,923
     BHFTI Brighthouse Small Cap Value Subaccount...............      6,351,066       97,798,215         5,988,332        18,129,470
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................      3,676,870       36,596,895         2,674,215         7,795,532
     BHFTI Brighthouse/Eaton Vance Floating Rate Subaccount.....        281,601        2,918,321           392,440           252,239
     BHFTI Brighthouse/Wellington Large Cap Research Subaccount.      2,499,223       28,060,483         2,319,073         5,250,445
     BHFTI Clarion Global Real Estate Subaccount................      4,662,437       57,594,199         4,606,036         9,003,714
     BHFTI ClearBridge Aggressive Growth Subaccount.............     27,280,001      385,878,375         8,358,238        65,407,599
     BHFTI Harris Oakmark International Subaccount..............      3,802,780       56,400,378        10,285,536        14,471,729
     BHFTI Invesco Comstock Subaccount..........................     11,208,067      121,419,136        11,370,698        31,634,483
     BHFTI Invesco Small Cap Growth Subaccount..................        947,809       14,064,734         2,683,145         2,876,321
     BHFTI JPMorgan Small Cap Value Subaccount..................        645,520        9,898,040         2,059,292         2,152,258
     BHFTI Loomis Sayles Global Markets Subaccount..............      7,584,219       87,802,441         3,083,785        16,523,715
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........          7,297           88,574            27,869            57,467
     BHFTI MFS Research International Subaccount................      4,683,019       52,522,735         2,358,560        10,241,749
     BHFTI Morgan Stanley Mid Cap Growth Subaccount.............        479,899        5,752,904           912,332         1,788,483
     BHFTI Oppenheimer Global Equity Subaccount.................     13,245,243      219,015,379         8,212,434        45,275,700
     BHFTI PIMCO Inflation Protected Bond Subaccount............      4,457,712       47,498,445         4,556,864         9,185,585
     BHFTI PIMCO Total Return Subaccount........................     14,372,978      162,047,341        11,633,822        27,953,883
     BHFTI Schroders Global Multi-Asset II Subaccount...........          3,094           35,249            10,276             3,595
     BHFTI SSGA Growth and Income ETF Subaccount................      8,881,553       95,292,730         3,301,777        10,331,391
     BHFTI SSGA Growth ETF Subaccount...........................     11,616,039      124,153,150         5,898,486        14,558,752
     BHFTI T. Rowe Price Large Cap Value Subaccount.............     10,664,290      332,500,417        45,867,633        56,485,964
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............        134,594        1,318,675           237,526           251,612
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      1,806,782       33,308,831         1,529,748         8,126,491
     BHFTII BlackRock Bond Income Subaccount....................      1,143,024      120,276,421         8,853,903        20,927,644
     BHFTII BlackRock Capital Appreciation Subaccount...........      4,418,056      105,517,523         7,021,963        25,759,235
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........      1,798,007      179,944,515        31,519,221        65,262,022
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      1,664,542       18,475,260         2,806,306         5,440,619
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      5,376,191       61,490,769         6,191,168        14,465,472
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     35,819,418      424,794,596        34,833,952        70,550,195
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     43,903,829      561,746,892        54,690,166        69,370,501
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........          7,331        1,370,759           159,789           234,548
     BHFTII Brighthouse/Dimensional International Small
       Company Subaccount.......................................         52,737          730,742           302,091           175,670
     BHFTII Brighthouse/Wellington Balanced Subaccount..........     11,736,028      190,148,281        11,962,442        27,001,233
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      3,769,736      114,776,108         7,424,554        19,844,005
     BHFTII Frontier Mid Cap Growth Subaccount..................      2,061,960       57,292,189         3,131,566        12,250,744
     BHFTII Jennison Growth Subaccount..........................     24,118,640      308,908,834        29,796,025        44,809,505
     BHFTII Loomis Sayles Small Cap Core Subaccount.............          5,303        1,330,404           779,386           121,983
     BHFTII MetLife Aggregate Bond Index Subaccount.............      5,279,931       57,456,775         2,609,392         7,713,555
     BHFTII MetLife Mid Cap Stock Index Subaccount..............        956,354       15,508,647         3,339,833         3,182,678
     BHFTII MetLife MSCI EAFE Index Subaccount..................      3,613,696       55,001,862         2,324,777         6,059,382
     BHFTII MetLife Russell 2000 Index Subaccount...............      5,110,198       77,234,793         7,836,578        15,570,269

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                        AS OF DECEMBER 31, 2017             DECEMBER 31, 2017
                                                                   -------------------------------  --------------------------------
                                                                                                        COST OF          PROCEEDS
                                                                       SHARES          COST ($)      PURCHASES ($)    FROM SALES ($)
                                                                   --------------    -------------  --------------    --------------
     BHFTII MetLife Stock Index Subaccount.......................      16,603,375      592,766,622     44,431,655       105,812,447
     BHFTII MFS Total Return Subaccount..........................       1,920,361      279,363,980     30,673,335        54,523,499
     BHFTII MFS Value II Subaccount..............................         919,708        9,198,688        893,666         3,252,394
     BHFTII MFS Value Subaccount.................................       7,709,685      113,077,115     13,308,627        23,047,962
     BHFTII Neuberger Berman Genesis Subaccount..................       2,646,473       40,569,831      6,784,313        11,684,997
     BHFTII T. Rowe Price Large Cap Growth Subaccount............       2,554,601       49,563,167      8,565,858        10,877,910
     BHFTII T. Rowe Price Small Cap Growth Subaccount............       5,114,938       84,888,895      9,383,364        15,770,825
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount..................................      11,617,429      150,979,303     14,066,785        30,253,378
     BHFTII Western Asset Management U.S. Government Subaccount..       5,880,689       70,143,000      6,152,405        12,402,514
     Delaware VIP Small Cap Value Subaccount.....................         266,961        8,220,093        674,497         1,328,363
     Deutsche II Government & Agency Securities Subaccount.......         155,255        1,886,094        108,052           627,578
     Deutsche II Small Mid Cap Value Subaccount..................         229,965        3,461,122        570,519           985,240
     Dreyfus Sustainable U.S. Equity Subaccount..................          13,913          430,494         53,652            37,426
     Fidelity VIP Contrafund Subaccount..........................       5,714,415      159,524,534     15,479,956        32,044,076
     Fidelity VIP Dynamic Capital Appreciation Subaccount........         133,112        1,347,389        228,773           409,657
     Fidelity VIP Equity-Income Subaccount.......................       9,844,533      206,476,756      9,551,956        27,852,884
     Fidelity VIP Freedom 2020 Subaccount........................          23,097          311,137        349,636           483,538
     Fidelity VIP Freedom 2025 Subaccount........................          23,381          312,668        212,051           252,241
     Fidelity VIP Freedom 2030 Subaccount........................          37,030          502,459        288,854           362,436
     Fidelity VIP Freedom 2040 Subaccount........................           5,829          109,087         51,096             2,441
     Fidelity VIP Freedom 2050 Subaccount........................           5,908          106,586         77,822            19,407
     Fidelity VIP FundsManager 60% Subaccount....................      52,097,714      594,298,435     20,005,065        39,786,239
     Fidelity VIP High Income Subaccount.........................       3,371,511       19,989,610      1,559,551         2,957,935
     Fidelity VIP Mid Cap Subaccount.............................       6,982,370      208,413,320     16,310,984        32,281,293
     FTVIPT Franklin Income VIP Subaccount.......................       1,179,707       17,522,015      1,427,069         3,058,338
     FTVIPT Franklin Mutual Shares VIP Subaccount................         694,409       12,226,833      1,072,215         1,995,564
     FTVIPT Franklin Rising Dividends VIP Subaccount.............         522,971       11,438,047      1,599,622         2,793,432
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........       1,358,904       26,170,081      2,822,614         4,361,971
     FTVIPT Templeton Developing Markets VIP Subaccount..........       1,860,899       17,811,180      2,643,119         3,809,444
     FTVIPT Templeton Foreign VIP Subaccount.....................       3,614,637       50,932,095      3,201,831        10,004,457
     Invesco V.I. Comstock Subaccount............................         241,726        3,340,862        377,723         1,281,859
     Invesco V.I. Diversified Dividend Subaccount................          41,159          705,341         81,257           261,757
     Invesco V.I. Equity and Income Subaccount...................       2,586,099       36,655,644      2,996,467         7,211,774
     Invesco V.I. Government Securities Subaccount...............         615,449        7,178,309        537,630           980,028
     Invesco V.I. Managed Volatility Subaccount..................         106,257        1,507,751        178,903           143,128
     Invesco V.I. S&P 500 Index Subaccount.......................          99,438        1,355,414        235,113           503,308
     Janus Henderson Enterprise Subaccount.......................         208,613        9,117,364      1,465,742         2,095,273
     Janus Henderson Global Research Subaccount..................          11,521          349,969         25,694           261,497
     Janus Henderson Overseas Subaccount.........................       1,081,473       41,501,194      1,293,843         4,748,407
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....      12,383,947      224,611,511     25,196,187        45,224,061
     LMPVET ClearBridge Variable Appreciation Subaccount.........       6,135,396      157,988,843     12,473,464        33,626,599
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....       4,637,455       59,287,934      2,640,473        14,619,119
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....       3,995,152       72,149,337      7,411,061        14,129,822
     LMPVET ClearBridge Variable Large Cap Value Subaccount......       5,301,661       88,284,870      6,456,493        17,821,558
     LMPVET ClearBridge Variable Mid Cap Subaccount..............       1,587,546       23,177,464      2,438,997         4,357,532
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....       1,827,853       31,527,583      1,782,769         7,718,212
     LMPVET QS Variable Conservative Growth Subaccount...........       2,950,560       35,992,177      5,648,256         6,743,406
     LMPVET QS Variable Growth Subaccount........................       1,492,489       20,349,453      3,768,941         2,507,825
     LMPVET QS Variable Moderate Growth Subaccount...............       2,122,830       25,560,079      5,560,018         5,221,820
     LMPVIT Western Asset Core Plus Subaccount...................       9,848,408       62,933,666      4,730,307         8,890,445
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................         754,328        5,897,835        922,083         1,027,975
     Morgan Stanley Multi Cap Growth Subaccount..................          15,991          620,652        108,121           170,728
     Pioneer VCT Mid Cap Value Subaccount........................         915,479       18,134,839      2,242,534         3,275,211
     Pioneer VCT Real Estate Shares Subaccount...................         411,177        7,477,306        859,185         1,657,616
     TAP 1919 Variable Socially Responsive Balanced Subaccount...       1,260,237       31,532,818      3,020,099         4,595,477
     VIF Growth Subaccount.......................................         219,525        4,659,369        862,677         1,187,938

This page is intentionally left blank.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         402,397          433,718         790,345          973,382       2,795,414        2,919,559
Units issued and transferred
   from other funding options....           3,194           16,714          29,249           17,163         264,126          770,840
Units redeemed and transferred to
   other funding options.........        (69,437)         (48,035)       (149,421)        (200,200)       (847,046)        (894,985)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         336,154          402,397         670,173          790,345       2,212,494        2,795,414
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                           AMERICAN FUNDS GLOBAL
                                     AMERICAN FUNDS GLOBAL GROWTH          SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       37,013,497       43,593,647          495,691          620,815
Units issued and transferred
   from other funding options....          916,610        1,145,866           12,952           39,344
Units redeemed and transferred to
   other funding options.........      (5,985,341)      (7,726,016)         (81,250)        (164,468)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       31,944,766       37,013,497          427,393          495,691
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2017             2016
                                   ---------------  ---------------

Units beginning of year..........       89,755,181      103,574,782
Units issued and transferred
   from other funding options....        2,014,455        2,985,402
Units redeemed and transferred to
   other funding options.........     (13,622,674)     (16,805,003)
                                   ---------------  ---------------
Units end of year................       78,146,962       89,755,181
                                   ===============  ===============

                                                                          BHFTI AMERICAN FUNDS
                                     AMERICAN FUNDS GROWTH-INCOME          BALANCED ALLOCATION
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       83,026,144       96,683,093        3,745,363        3,593,345
Units issued and transferred
   from other funding options....        1,657,087        2,630,261          470,339        2,921,381
Units redeemed and transferred to
   other funding options.........     (12,746,957)     (16,287,210)      (1,017,798)      (2,769,363)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       71,936,274       83,026,144        3,197,904        3,745,363
                                   ===============  ===============  ===============  ===============


                                        BHFTI AMERICAN FUNDS             BHFTI AMERICAN FUNDS
                                          GROWTH ALLOCATION               MODERATE ALLOCATION
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        2,607,699       2,633,410       2,077,029        2,284,599
Units issued and transferred
   from other funding options....          574,637         374,571         460,509          273,378
Units redeemed and transferred to
   other funding options.........        (868,711)       (400,282)       (713,928)        (480,948)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        2,313,625       2,607,699       1,823,610        2,077,029
                                   ===============  ==============  ==============  ===============


                                                                            BHFTI BRIGHTHOUSE
                                      BHFTI BLACKROCK HIGH YIELD          ASSET ALLOCATION 100
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       26,278,741       30,089,681       39,362,500       43,198,777
Units issued and transferred
   from other funding options....        2,161,814        3,818,695        2,057,998        2,417,208
Units redeemed and transferred to
   other funding options.........      (5,855,161)      (7,629,635)      (4,480,277)      (6,253,485)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       22,585,394       26,278,741       36,940,221       39,362,500
                                   ===============  ===============  ===============  ===============

                                          BHFTI BRIGHTHOUSE           BHFTI BRIGHTHOUSE/ABERDEEN      BHFTI BRIGHTHOUSE/EATON VANCE
                                           SMALL CAP VALUE              EMERGING MARKETS EQUITY               FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      47,810,812       54,080,595       17,633,912      20,803,894        2,433,483       3,452,793
Units issued and transferred
   from other funding options....       1,435,924        1,801,393        1,146,692       1,141,915          277,365         252,806
Units redeemed and transferred to
   other funding options.........     (8,189,034)      (8,071,176)      (3,175,506)     (4,311,897)        (200,263)     (1,272,116)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      41,057,702       47,810,812       15,605,098      17,633,912        2,510,585       2,433,483
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                    BHFTI BRIGHTHOUSE/WELLINGTON             BHFTI CLARION           BHFTI CLEARBRIDGE AGGRESSIVE
                                         LARGE CAP RESEARCH               GLOBAL REAL ESTATE                    GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                   -------------------------------  ------------------------------  -------------------------------
                                        2017             2016            2017            2016            2017             2016
                                   --------------  ---------------  --------------  --------------  ---------------  --------------

Units beginning of year..........      20,534,091       24,145,925      45,463,358      50,678,041       64,680,298      74,168,853
Units issued and transferred
   from other funding options....         368,233          369,875       3,262,198       3,930,616        2,774,390       4,331,426
Units redeemed and transferred to
   other funding options.........     (2,407,236)      (3,981,709)     (7,680,152)     (9,145,299)     (10,162,000)    (13,819,981)
                                   --------------  ---------------  --------------  --------------  ---------------  --------------
Units end of year................      18,495,088       20,534,091      41,045,404      45,463,358       57,292,688      64,680,298
                                   ==============  ===============  ==============  ==============  ===============  ==============

                                        BHFTI HARRIS OAKMARK                                                  BHFTI INVESCO
                                            INTERNATIONAL               BHFTI INVESCO COMSTOCK              SMALL CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017            2016             2017             2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       27,159,458      31,636,054      83,913,220       97,875,599        5,001,924       5,777,662
Units issued and transferred
   from other funding options....        4,737,204       3,162,843       2,378,000        2,396,325          546,191         682,133
Units redeemed and transferred to
   other funding options.........      (6,696,712)     (7,639,439)    (13,916,149)     (16,358,704)      (1,043,013)     (1,457,871)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       25,199,950      27,159,458      72,375,071       83,913,220        4,505,102       5,001,924
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                           BHFTI JPMORGAN                 BHFTI LOOMIS SAYLES           BHFTI METLIFE MULTI-INDEX
                                           SMALL CAP VALUE                  GLOBAL MARKETS                    TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2017            2016            2017             2016             2017            2016
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........        5,064,644       5,524,272      17,610,274       19,556,931            9,395           2,641
Units issued and transferred
   from other funding options....          728,694         787,188         484,680          703,919            1,908           7,543
Units redeemed and transferred to
   other funding options.........      (1,003,551)     (1,246,816)     (2,271,437)      (2,650,576)          (4,550)           (789)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................        4,789,787       5,064,644      15,823,517       17,610,274            6,753           9,395
                                   ===============  ==============  ==============  ===============  ===============  ==============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                           BHFTI MFS RESEARCH          BHFTI MORGAN STANLEY MID CAP
                                              INTERNATIONAL                       GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016             2017            2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      36,740,233       41,917,165        4,381,117       5,073,086
Units issued and transferred
   from other funding options......       1,332,147        2,531,592          554,045         424,644
Units redeemed and transferred to
   other funding options...........     (6,171,423)      (7,708,524)        (850,486)     (1,116,613)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      31,900,957       36,740,233        4,084,676       4,381,117
                                     ==============  ===============  ===============  ==============


                                            BHFTI OPPENHEIMER              BHFTI PIMCO INFLATION
                                              GLOBAL EQUITY                   PROTECTED BOND
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017            2016             2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     199,205,510      223,372,532      35,307,807       39,426,607
Units issued and transferred
   from other funding options......       6,428,014        7,725,204       3,852,231        2,833,834
Units redeemed and transferred to
   other funding options...........    (27,729,595)     (31,892,226)     (7,156,671)      (6,952,634)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................     177,903,929      199,205,510      32,003,367       35,307,807
                                     ==============  ===============  ==============  ===============


                                                                              BHFTI SCHRODERS
                                        BHFTI PIMCO TOTAL RETURN           GLOBAL MULTI-ASSET II
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016             2017            2016
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      108,989,879     125,500,853            2,398           1,566
Units issued and transferred
   from other funding options......        9,238,343       6,557,358              792             832
Units redeemed and transferred to
   other funding options...........     (19,504,868)    (23,068,332)            (271)              --
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       98,723,354     108,989,879            2,919           2,398
                                     ===============  ==============  ===============  ==============

                                          BHFTI SSGA GROWTH AND
                                               INCOME ETF                  BHFTI SSGA GROWTH ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      69,381,250       75,897,851      91,144,360       98,530,509
Units issued and transferred
   from other funding options......       1,746,869        2,278,974       3,197,239        3,624,499
Units redeemed and transferred to
   other funding options...........     (7,081,566)      (8,795,575)    (10,185,334)     (11,010,648)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      64,046,553       69,381,250      84,156,265       91,144,360
                                     ==============  ===============  ==============  ===============


                                           BHFTI T. ROWE PRICE             BHFTI T. ROWE PRICE
                                             LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                      SUBACCOUNT
                                     ------------------------------  -------------------------------
                                          2017            2016             2017            2016
                                     --------------  --------------  ---------------  --------------

Units beginning of year............     188,277,959     215,108,437          559,197         890,955
Units issued and transferred
   from other funding options......       6,690,479       6,948,699           40,204          30,563
Units redeemed and transferred to
   other funding options...........    (27,424,288)    (33,779,177)         (84,003)       (362,321)
                                     --------------  --------------  ---------------  --------------
Units end of year..................     167,544,150     188,277,959          515,398         559,197
                                     ==============  ==============  ===============  ==============


                                         BHFTI VICTORY SYCAMORE
                                              MID CAP VALUE            BHFTII BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017            2016
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............      25,100,728       27,773,801      89,821,850      101,411,127
Units issued and transferred
   from other funding options......       1,281,124        1,459,759       5,741,324        7,043,616
Units redeemed and transferred to
   other funding options...........     (4,966,579)      (4,132,832)    (15,022,940)     (18,632,893)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      21,415,273       25,100,728      80,540,234       89,821,850
                                     ==============  ===============  ==============  ===============

                                           BHFTII BLACKROCK                   BHFTII BLACKROCK
                                         CAPITAL APPRECIATION               ULTRA-SHORT TERM BOND
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017             2016              2017             2016
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........        90,233,992      102,258,198      191,490,336       207,458,223
Units issued and transferred
   from other funding options....         1,747,732        1,850,151       37,323,352        85,385,618
Units redeemed and transferred to
   other funding options.........      (11,940,858)     (13,874,357)     (65,626,175)     (101,353,505)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................        80,040,866       90,233,992      163,187,513       191,490,336
                                   ================  ===============  ===============  ================


                                          BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE
                                          ASSET ALLOCATION 20              ASSET ALLOCATION 40
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       14,708,245       17,745,651       47,542,265       54,365,636
Units issued and transferred
   from other funding options....        1,759,236        1,266,156        2,626,978        3,703,438
Units redeemed and transferred to
   other funding options.........      (3,917,497)      (4,303,562)      (9,753,638)     (10,526,809)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       12,549,984       14,708,245       40,415,605       47,542,265
                                   ===============  ===============  ===============  ===============


                                          BHFTII BRIGHTHOUSE                 BHFTII BRIGHTHOUSE
                                          ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........      313,013,101       351,132,615      406,853,909      438,830,497
Units issued and transferred
   from other funding options....       13,334,871        15,168,468       16,949,280       18,379,097
Units redeemed and transferred to
   other funding options.........     (48,901,576)      (53,287,982)     (47,160,100)     (50,355,685)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................      277,446,396       313,013,101      376,643,089      406,853,909
                                   ===============  ================  ===============  ===============

                                     BHFTII BRIGHTHOUSE/ARTISAN     BHFTII BRIGHTHOUSE/DIMENSIONAL
                                            MID CAP VALUE             INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016            2017             2016
                                   --------------  ---------------  ---------------  --------------

Units beginning of year..........         487,877          516,603          273,940         749,110
Units issued and transferred
   from other funding options....          42,760           44,521          121,532          59,438
Units redeemed and transferred to
   other funding options.........        (57,420)         (73,247)         (79,746)       (534,608)
                                   --------------  ---------------  ---------------  --------------
Units end of year................         473,217          487,877          315,726         273,940
                                   ==============  ===============  ===============  ==============


                                    BHFTII BRIGHTHOUSE/WELLINGTON    BHFTII BRIGHTHOUSE/WELLINGTON           BHFTII FRONTIER
                                              BALANCED                 CORE EQUITY OPPORTUNITIES             MID CAP GROWTH
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2017             2016            2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       64,591,245      72,571,267      52,226,552       44,358,088      46,769,889       53,062,687
Units issued and transferred
   from other funding options....        1,775,838       2,878,958       1,028,982       16,381,725       1,242,303        1,910,698
Units redeemed and transferred to
   other funding options.........      (7,542,928)    (10,858,980)     (7,748,436)      (8,513,261)     (6,826,860)      (8,203,496)
                                   ---------------  --------------  --------------  ---------------  --------------  ---------------
Units end of year................       58,824,155      64,591,245      45,507,098       52,226,552      41,185,332       46,769,889
                                   ===============  ==============  ==============  ===============  ==============  ===============



                                       BHFTII JENNISON GROWTH
                                             SUBACCOUNT
                                   -------------------------------
                                        2017             2016
                                   --------------  ---------------

Units beginning of year..........     230,334,406      255,430,902
Units issued and transferred
   from other funding options....       5,335,447        6,886,091
Units redeemed and transferred to
   other funding options.........    (27,360,417)     (31,982,587)
                                   --------------  ---------------
Units end of year................     208,309,436      230,334,406
                                   ==============  ===============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                        BHFTII LOOMIS SAYLES                BHFTII METLIFE
                                           SMALL CAP CORE                AGGREGATE BOND INDEX
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2017            2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........          125,626         133,839      25,927,617       28,582,132
Units issued and transferred
   from other funding options....          125,985          29,296         958,929        1,806,333
Units redeemed and transferred to
   other funding options.........         (17,994)        (37,509)     (3,482,970)      (4,460,848)
                                   ---------------  --------------  --------------  ---------------
Units end of year................          233,617         125,626      23,403,576       25,927,617
                                   ===============  ==============  ==============  ===============


                                            BHFTII METLIFE                   BHFTII METLIFE
                                          MID CAP STOCK INDEX                MSCI EAFE INDEX
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,950,996        8,349,197      22,174,074       24,065,038
Units issued and transferred
   from other funding options....          955,710        1,165,755       1,010,547        1,427,810
Units redeemed and transferred to
   other funding options.........      (1,572,839)      (1,563,956)     (2,999,426)      (3,318,774)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        7,333,867        7,950,996      20,185,195       22,174,074
                                   ===============  ===============  ==============  ===============


                                           BHFTII METLIFE
                                         RUSSELL 2000 INDEX            BHFTII METLIFE STOCK INDEX
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........       23,491,682       25,834,307      399,744,544     444,545,333
Units issued and transferred
   from other funding options....        1,024,914        1,553,788       11,497,376      19,831,419
Units redeemed and transferred to
   other funding options.........      (3,518,015)      (3,896,413)     (49,952,700)    (64,632,208)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................       20,998,581       23,491,682      361,289,220     399,744,544
                                   ===============  ===============  ===============  ==============


                                         BHFTII MFS TOTAL RETURN            BHFTII MFS VALUE II
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017             2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............     138,074,749      157,676,884        5,533,043       6,317,929
Units issued and transferred
   from other funding options......       4,599,330        5,999,001          404,606         471,889
Units redeemed and transferred to
   other funding options...........    (21,661,345)     (25,601,136)      (1,632,091)     (1,256,775)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................     121,012,734      138,074,749        4,305,558       5,533,043
                                     ==============  ===============  ===============  ==============


                                                                             BHFTII NEUBERGER
                                            BHFTII MFS VALUE                  BERMAN GENESIS
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2017            2016             2017            2016
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............       54,400,150      61,186,657       22,363,400      25,655,787
Units issued and transferred
   from other funding options......        2,419,694       3,397,015        1,133,176         723,420
Units redeemed and transferred to
   other funding options...........      (9,774,307)    (10,183,523)      (4,272,252)     (4,015,807)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................       47,045,537      54,400,150       19,224,324      22,363,400
                                     ===============  ==============  ===============  ==============


                                          BHFTII T. ROWE PRICE             BHFTII T. ROWE PRICE
                                            LARGE CAP GROWTH                 SMALL CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2017             2016            2017             2016
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      26,687,817       29,861,303       41,499,662      46,060,640
Units issued and transferred
   from other funding options......       2,605,836        2,369,564        1,918,560       2,529,356
Units redeemed and transferred to
   other funding options...........     (4,787,831)      (5,543,050)      (6,107,407)     (7,090,334)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      24,505,822       26,687,817       37,310,815      41,499,662
                                     ==============  ===============  ===============  ==============

                                         BHFTII WESTERN ASSET
                                       MANAGEMENT STRATEGIC BOND            BHFTII WESTERN ASSET
                                             OPPORTUNITIES               MANAGEMENT U.S. GOVERNMENT
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       32,467,046        19,595,073       49,146,509       53,614,394
Units issued and transferred
   from other funding options....        2,256,894        18,283,279        4,125,849        7,017,275
Units redeemed and transferred to
   other funding options.........      (5,122,323)       (5,411,306)      (9,082,432)     (11,485,160)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       29,601,617        32,467,046       44,189,926       49,146,509
                                   ===============  ================  ===============  ===============



                                                                         DEUTSCHE II GOVERNMENT &
                                    DELAWARE VIP SMALL CAP VALUE             AGENCY SECURITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,764,340        2,998,177        1,896,941        2,061,094
Units issued and transferred
   from other funding options....           55,697          156,661           63,680          131,560
Units redeemed and transferred to
   other funding options.........        (313,365)        (390,498)        (498,749)        (295,713)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,506,672        2,764,340        1,461,872        1,896,941
                                   ===============  ===============  ===============  ===============




                                   DEUTSCHE II SMALL MID CAP VALUE    DREYFUS SUSTAINABLE U.S. EQUITY
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ----------------

Units beginning of year..........        1,431,523        1,750,951          252,898           253,443
Units issued and transferred
   from other funding options....          166,049           60,584            6,816             5,593
Units redeemed and transferred to
   other funding options.........        (307,056)        (380,012)         (12,781)           (6,138)
                                   ---------------  ---------------  ---------------  ----------------
Units end of year................        1,290,516        1,431,523          246,933           252,898
                                   ===============  ===============  ===============  ================

                                                                        FIDELITY VIP DYNAMIC CAPITAL
                                        FIDELITY VIP CONTRAFUND                 APPRECIATION
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017             2016              2017             2016
                                   ---------------  ----------------  ----------------  ---------------

Units beginning of year..........       73,454,530        82,770,515           826,298          934,036
Units issued and transferred
   from other funding options....        2,492,105         3,516,391            40,083            6,473
Units redeemed and transferred to
   other funding options.........     (11,293,646)      (12,832,376)         (167,020)        (114,211)
                                   ---------------  ----------------  ----------------  ---------------
Units end of year................       64,652,989        73,454,530           699,361          826,298
                                   ===============  ================  ================  ===============



                                      FIDELITY VIP EQUITY-INCOME          FIDELITY VIP FREEDOM 2020
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2017              2016             2017             2016
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........        47,642,339       52,549,940           242,680           42,288
Units issued and transferred
   from other funding options....         1,216,722        1,483,731           175,648          276,435
Units redeemed and transferred to
   other funding options.........       (6,046,686)      (6,391,332)         (256,395)         (76,043)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................        42,812,375       47,642,339           161,933          242,680
                                   ================  ===============  ================  ===============



                                      FIDELITY VIP FREEDOM 2025          FIDELITY VIP FREEDOM 2030
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2017              2016             2017             2016
                                   ---------------  ---------------  ---------------  ----------------

Units beginning of year..........          181,641          104,718          298,697           240,061
Units issued and transferred
   from other funding options....           99,852          121,655          127,826            59,702
Units redeemed and transferred to
   other funding options.........        (120,926)         (44,732)        (177,143)           (1,066)
                                   ---------------  ---------------  ---------------  ----------------
Units end of year................          160,567          181,641          249,380           298,697
                                   ===============  ===============  ===============  ================


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       FIDELITY VIP FREEDOM 2040         FIDELITY VIP FREEDOM 2050
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           26,379            4,565           19,737            2,194
Units issued and transferred
   from other funding options....           18,255           29,405           26,716           18,744
Units redeemed and transferred to
   other funding options.........            (832)          (7,591)          (7,812)          (1,201)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           43,802           26,379           38,641           19,737
                                   ===============  ===============  ===============  ===============


                                    FIDELITY VIP FUNDSMANAGER 60%       FIDELITY VIP HIGH INCOME
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,892,598       43,562,575        5,826,650        6,309,633
Units issued and transferred
   from other funding options....           34,656        4,795,740          256,486          316,553
Units redeemed and transferred to
   other funding options.........      (2,044,461)      (1,465,717)        (876,296)        (799,536)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       44,882,793       46,892,598        5,206,840        5,826,650
                                   ===============  ===============  ===============  ===============


                                         FIDELITY VIP MID CAP          FTVIPT FRANKLIN INCOME VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016            2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       70,833,034       78,497,047        9,501,555       11,175,992
Units issued and transferred
   from other funding options....        2,656,746        3,852,517          247,209          382,854
Units redeemed and transferred to
   other funding options.........      (9,505,255)     (11,516,530)      (1,298,080)      (2,057,291)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       63,984,525       70,833,034        8,450,684        9,501,555
                                   ===============  ===============  ===============  ===============

                                            FTVIPT FRANKLIN                  FTVIPT FRANKLIN
                                           MUTUAL SHARES VIP              RISING DIVIDENDS VIP
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,345,721        9,109,098        6,189,662        7,513,466
Units issued and transferred
   from other funding options....          203,744          169,298          581,174          947,508
Units redeemed and transferred to
   other funding options.........        (971,627)      (1,932,675)      (1,307,343)      (2,271,312)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,577,838        7,345,721        5,463,493        6,189,662
                                   ===============  ===============  ===============  ===============


                                           FTVIPT FRANKLIN            FTVIPT TEMPLETON DEVELOPING
                                      SMALL-MID CAP GROWTH VIP                MARKETS VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                        2017             2016            2017             2016
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       11,640,861      13,151,027       8,328,861        9,114,020
Units issued and transferred
   from other funding options....          423,618         548,358       1,714,718        1,227,892
Units redeemed and transferred to
   other funding options.........      (1,986,082)     (2,058,524)     (2,231,356)      (2,013,051)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       10,078,397      11,640,861       7,812,223        8,328,861
                                   ===============  ==============  ==============  ===============



                                     FTVIPT TEMPLETON FOREIGN VIP         INVESCO V.I. COMSTOCK
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017            2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       33,932,017       37,823,632        3,342,163        3,897,706
Units issued and transferred
   from other funding options....        1,609,210        3,100,044           56,259           57,794
Units redeemed and transferred to
   other funding options.........      (5,709,932)      (6,991,659)        (761,480)        (613,337)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       29,831,295       33,932,017        2,636,942        3,342,163
                                   ===============  ===============  ===============  ===============

                                    INVESCO V.I. DIVERSIFIED DIVIDEND    INVESCO V.I. EQUITY AND INCOME
                                               SUBACCOUNT                          SUBACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2017              2016               2017              2016
                                   ----------------  ----------------   ----------------  ----------------

Units beginning of year..........           662,469           764,684         21,314,043        25,216,381
Units issued and transferred
   from other funding options....            14,598            68,412          1,033,002           593,218
Units redeemed and transferred to
   other funding options.........         (125,780)         (170,627)        (3,079,066)       (4,495,556)
                                   ----------------  ----------------   ----------------  ----------------
Units end of year................           551,287           662,469         19,267,979        21,314,043
                                   ================  ================   ================  ================


                                   INVESCO V.I. GOVERNMENT SECURITIES     INVESCO V.I. MANAGED VOLATILITY
                                               SUBACCOUNT                           SUBACCOUNT
                                   -----------------------------------  ----------------------------------
                                         2017              2016               2017              2016
                                   ----------------  ----------------   ----------------  ----------------

Units beginning of year..........         6,167,486         7,219,285            479,925           572,546
Units issued and transferred
   from other funding options....           449,817           671,161             66,632            39,256
Units redeemed and transferred to
   other funding options.........         (800,836)       (1,722,960)           (44,553)         (131,877)
                                   ----------------  ----------------   ----------------  ----------------
Units end of year................         5,816,467         6,167,486            502,004           479,925
                                   ================  ================   ================  ================


                                      INVESCO V.I. S&P 500 INDEX           JANUS HENDERSON ENTERPRISE
                                              SUBACCOUNT                           SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2017              2016              2017              2016
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........           960,831         1,204,868         7,167,800         7,987,829
Units issued and transferred
   from other funding options....            52,758            87,833           359,986           552,187
Units redeemed and transferred to
   other funding options.........         (231,437)         (331,870)       (1,012,635)       (1,372,216)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................           782,152           960,831         6,515,151         7,167,800
                                   ================  ================  ================  ================


                                    JANUS HENDERSON GLOBAL RESEARCH       JANUS HENDERSON OVERSEAS
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016              2017            2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........          442,005          539,820        21,264,741       23,066,962
Units issued and transferred
   from other funding options....           17,877           27,899         1,671,981        2,291,160
Units redeemed and transferred to
   other funding options.........        (146,428)        (125,714)       (3,938,483)      (4,093,381)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................          313,454          442,005        18,998,239       21,264,741
                                   ===============  ===============   ===============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                          AGGRESSIVE GROWTH                   APPRECIATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2017            2016             2017             2016
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........      149,943,278      167,403,724     108,364,235      123,885,127
Units issued and transferred
   from other funding options....        3,553,973        5,942,521       1,399,967        1,977,149
Units redeemed and transferred to
   other funding options.........     (19,347,795)     (23,402,967)    (13,191,744)     (17,498,041)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................      134,149,456      149,943,278      96,572,458      108,364,235
                                   ===============  ===============  ==============  ===============


                                     LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                          DIVIDEND STRATEGY                 LARGE CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2017             2016             2017             2016
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      47,652,023       54,421,552       38,109,335       42,889,895
Units issued and transferred
   from other funding options....         977,233        1,342,967        1,068,217        1,944,297
Units redeemed and transferred to
   other funding options.........     (6,644,095)      (8,112,496)      (5,157,376)      (6,724,857)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      41,985,161       47,652,023       34,020,176       38,109,335
                                   ==============  ===============  ===============  ===============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE                       MID CAP
                                               SUBACCOUNT                        SUBACCOUNT
                                     -------------------------------  --------------------------------
                                           2017            2016            2017              2016
                                     ---------------  --------------  ---------------  ---------------

Units beginning of year............       51,880,204      57,721,574       12,172,388       13,634,362
Units issued and transferred
   from other funding options......        1,161,218       2,045,414          404,687          385,546
Units redeemed and transferred to
   other funding options...........      (7,208,379)     (7,886,784)      (1,576,581)      (1,847,520)
                                     ---------------  --------------  ---------------  ---------------
Units end of year..................       45,833,043      51,880,204       11,000,494       12,172,388
                                     ===============  ==============  ===============  ===============


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                CONSERVATIVE GROWTH         LMPVET QS VARIABLE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2017             2016            2017            2016            2017            2016
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      17,150,904       19,565,583      23,074,759      26,949,264      11,742,495      13,074,765
Units issued and transferred
   from other funding options......         493,452          804,204         303,130         316,041         137,300          63,168
Units redeemed and transferred to
   other funding options...........     (2,631,474)      (3,218,883)     (3,267,358)     (4,190,546)     (1,293,549)     (1,395,438)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      15,012,882       17,150,904      20,110,531      23,074,759      10,586,246      11,742,495
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                          LMPVET QS VARIABLE
                                            MODERATE GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2017            2016
                                     --------------  --------------

Units beginning of year............      17,102,253      18,733,090
Units issued and transferred
   from other funding options......         315,211         149,412
Units redeemed and transferred to
   other funding options...........     (2,758,429)     (1,780,249)
                                     --------------  --------------
Units end of year..................      14,659,035      17,102,253
                                     ==============  ==============

                                                                       LMPVIT WESTERN ASSET VARIABLE
                                    LMPVIT WESTERN ASSET CORE PLUS        GLOBAL HIGH YIELD BOND
                                              SUBACCOUNT                        SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       28,322,927       32,101,360         2,810,318        3,405,003
Units issued and transferred
   from other funding options....        1,669,884        1,346,090           305,548          139,391
Units redeemed and transferred to
   other funding options.........      (4,241,676)      (5,124,523)         (490,950)        (734,076)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       25,751,135       28,322,927         2,624,916        2,810,318
                                   ===============  ===============   ===============  ===============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH              PIONEER VCT MID CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2017             2016             2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          274,685          302,631        7,793,599        9,348,957
Units issued and transferred
   from other funding options....            9,265            4,893          403,323          311,519
Units redeemed and transferred to
   other funding options.........         (48,866)         (32,839)      (1,303,323)      (1,866,877)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          235,084          274,685        6,893,599        7,793,599
                                   ===============  ===============  ===============  ===============


                                                                        TAP 1919 VARIABLE SOCIALLY
                                   PIONEER VCT REAL ESTATE SHARES           RESPONSIVE BALANCED
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2017             2016              2017             2016
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,487,870        2,872,791       12,016,499       13,640,111
Units issued and transferred
   from other funding options....          141,884          190,008          237,648          266,912
Units redeemed and transferred to
   other funding options.........        (572,781)        (574,929)      (1,540,112)      (1,890,524)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,056,973        2,487,870       10,714,035       12,016,499
                                   ===============  ===============  ===============  ===============

                                               VIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2017            2016
                                     --------------  --------------

Units beginning of year............       2,605,136       2,947,999
Units issued and transferred
   from other funding options......         103,851          91,224
Units redeemed and transferred to
   other funding options...........       (393,120)       (434,087)
                                     --------------  --------------
Units end of year..................       2,315,867       2,605,136
                                     ==============  ==============


    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  AB Global Thematic Growth     2017       336,154       1.27 - 1.32         442,332
     Subaccount                 2016       402,397       0.95 - 0.99         395,223
                                2015       433,718       0.98 - 1.01         437,107
                                2014       842,863       0.97 - 1.00         831,818
                                2013       939,841       0.94 - 0.97         901,277

  Alger Capital Appreciation    2017       670,173       3.09 - 4.11       2,608,577
     Subaccount                 2016       790,345       2.43 - 3.19       2,393,354
                                2015       973,382       2.48 - 3.24       2,984,795
                                2014     1,145,362       2.40 - 3.10       3,369,272
                                2013     1,275,479       2.17 - 2.78       3,363,995

  American Funds Bond           2017     2,212,494       1.66 - 1.85       3,930,823
     Subaccount                 2016     2,795,414       1.64 - 1.81       4,872,464
                                2015     2,919,559       1.62 - 1.78       5,024,441
                                2014     3,888,953       1.65 - 1.80       6,766,160
                                2013     4,603,974       1.59 - 1.73       7,716,511

  American Funds Global         2017    31,944,766       2.52 - 3.97     105,349,094
     Growth Subaccount          2016    37,013,497       1.96 - 3.07      94,479,486
                                2015    43,593,647       1.98 - 3.10     112,218,439
                                2014    50,715,493       1.89 - 2.95     124,133,870
                                2013    61,715,610       1.88 - 2.93     150,574,183

  American Funds Global Small   2017       427,393       4.12 - 4.55       1,857,993
     Capitalization Subaccount  2016       495,691       3.34 - 3.66       1,744,804
                                2015       620,815       3.33 - 3.64       2,173,442
                                2014       785,948       3.39 - 3.68       2,794,308
                                2013     1,010,185       3.38 - 3.65       3,564,842

  American Funds Growth         2017    78,146,962       2.26 - 3.82     249,883,935
     Subaccount                 2016    89,755,181       1.81 - 3.03     227,525,831
                                2015   103,574,782       1.70 - 2.82     244,016,695
                                2014   122,112,054       1.63 - 2.68     273,472,215
                                2013   154,846,650       1.55 - 2.51     325,074,327

  American Funds                2017    71,936,274       2.04 - 3.16     201,327,949
     Growth-Income Subaccount   2016    83,026,144       1.71 - 2.62     193,185,203
                                2015    96,683,093       1.58 - 2.39     205,249,115
                                2014   114,152,086       1.60 - 2.40     242,579,693
                                2013   142,763,134       1.49 - 2.21     279,010,804

  BHFTI American Funds          2017     3,197,904       1.58 - 1.74       5,335,264
     Balanced Allocation        2016     3,745,363       1.37 - 1.50       5,393,633
     Subaccount                 2015     3,593,345       1.29 - 1.39       4,828,342
                                2014     3,198,147       1.32 - 1.41       4,360,096
                                2013     2,980,777       1.26 - 1.33       3,871,348

                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  AB Global Thematic Growth     2017       0.28        1.65 - 1.90        33.74 - 34.07
     Subaccount                 2016         --        1.65 - 1.90      (2.74) - (2.50)
                                2015         --        1.65 - 1.90          0.72 - 0.97
                                2014         --        1.65 - 1.90          2.83 - 3.09
                                2013       0.02        1.65 - 1.90        20.61 - 20.92

  Alger Capital Appreciation    2017         --        1.55 - 2.55        27.46 - 28.73
     Subaccount                 2016         --        1.55 - 2.65      (2.40) - (1.32)
                                2015         --        1.55 - 2.65          3.14 - 4.28
                                2014         --        1.55 - 2.65        10.48 - 11.70
                                2013       0.10        1.55 - 2.65        31.27 - 32.72

  American Funds Bond           2017       1.80        1.40 - 1.90          1.72 - 2.23
     Subaccount                 2016       1.59        1.40 - 1.90          1.01 - 1.51
                                2015       1.54        1.40 - 1.90      (1.61) - (1.12)
                                2014       1.81        1.40 - 1.90          3.30 - 3.81
                                2013       1.60        1.40 - 1.90      (4.00) - (3.52)

  American Funds Global         2017       0.64        0.30 - 2.60        28.11 - 31.08
     Growth Subaccount          2016       0.88        0.30 - 2.60        (1.96) - 0.32
                                2015       0.97        0.30 - 2.60          4.19 - 6.62
                                2014       1.10        0.30 - 2.60        (0.31) - 2.01
                                2013       1.20        0.30 - 2.60        25.86 - 28.79

  American Funds Global Small   2017       0.43        1.40 - 1.90        23.53 - 24.15
     Capitalization Subaccount  2016       0.23        1.40 - 1.90          0.18 - 0.68
                                2015         --        1.40 - 1.90      (1.62) - (1.13)
                                2014       0.11        1.40 - 1.90          0.20 - 0.70
                                2013       0.86        1.40 - 1.90        25.87 - 26.50

  American Funds Growth         2017       0.49        0.30 - 2.70        24.89 - 27.91
     Subaccount                 2016       0.75        0.30 - 2.70          6.57 - 9.16
                                2015       0.57        0.30 - 2.70          4.01 - 6.54
                                2014       0.73        0.30 - 2.70          5.62 - 8.18
                                2013       0.90        0.30 - 2.70        26.64 - 29.71

  American Funds                2017       1.35        0.30 - 2.75        19.07 - 22.02
     Growth-Income Subaccount   2016       1.42        0.30 - 2.75         8.50 - 11.19
                                2015       1.24        0.30 - 2.75        (1.30) - 1.15
                                2014       1.21        0.30 - 2.75         7.63 - 10.30
                                2013       1.29        0.30 - 2.75        29.88 - 33.10

  BHFTI American Funds          2017       1.62        0.30 - 1.30        15.35 - 16.51
     Balanced Allocation        2016       1.75        0.30 - 1.30          6.42 - 7.49
     Subaccount                 2015       1.31        0.30 - 1.30      (1.99) - (1.00)
                                2014       1.26        0.30 - 1.30          4.68 - 5.73
                                2013       1.30        0.30 - 1.30        17.00 - 18.18

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ----------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO           NET
                                          UNITS        HIGHEST ($)      ASSETS ($)
                                      ------------  ----------------  --------------
  BHFTI American Funds Growth   2017     2,313,625       1.67 - 1.83       4,033,009
     Allocation Subaccount      2016     2,607,699       1.39 - 1.52       3,801,167
                                2015     2,633,410       1.29 - 1.40       3,549,784
                                2014     2,717,215       1.32 - 1.41       3,718,850
                                2013     2,729,186       1.26 - 1.33       3,542,062

  BHFTI American Funds          2017     1,823,610       1.49 - 1.64       2,810,362
     Moderate Allocation        2016     2,077,029       1.34 - 1.46       2,886,201
     Subaccount                 2015     2,284,599       1.27 - 1.37       2,991,070
                                2014     2,152,245       1.29 - 1.38       2,864,383
                                2013     2,143,767       1.23 - 1.30       2,718,823

  BHFTI BlackRock High Yield    2017    22,585,394      1.55 - 11.27      76,481,645
     Subaccount                 2016    26,278,741      1.47 - 10.55      82,544,588
                                2015    30,089,681       1.33 - 9.34      82,643,530
                                2014    36,693,530       1.42 - 9.81     104,638,887
                                2013    45,512,194       1.41 - 9.60     123,385,092

  BHFTI Brighthouse Asset       2017    36,940,221       1.47 - 2.72      66,232,305
     Allocation 100 Subaccount  2016    39,362,500       1.23 - 2.26      58,009,540
                                2015    43,198,777       1.16 - 2.13      59,108,391
                                2014    45,212,729       1.02 - 2.22      63,831,385
                                2013    49,145,768       1.17 - 2.17      66,836,972

  BHFTI Brighthouse Small Cap   2017    41,057,702       1.57 - 4.48     107,003,100
     Value Subaccount           2016    47,810,812       1.44 - 4.07     112,211,997
                                2015    54,080,595       1.13 - 3.15      97,811,772
                                2014    63,208,688       1.23 - 3.38     120,747,347
                                2013    74,099,811       1.24 - 3.37     139,708,195

  BHFTI Brighthouse/Aberdeen    2017    15,605,098       1.35 - 3.89      41,689,516
     Emerging Markets Equity    2016    17,633,912       1.08 - 3.04      37,203,662
     Subaccount                 2015    20,803,894       0.99 - 2.74      40,103,316
                                2014    23,705,249       1.18 - 3.19      53,420,816
                                2013    23,618,677       1.30 - 3.42      58,259,362

  BHFTI Brighthouse/Eaton       2017     2,510,585       1.10 - 1.17       2,892,037
     Vance Floating Rate        2016     2,433,483       1.08 - 1.14       2,754,483
     Subaccount                 2015     3,452,793       1.01 - 1.06       3,637,330
                                2014     3,823,833       1.05 - 1.09       4,142,616
                                2013     4,616,505       1.07 - 1.10       5,050,875

  BHFTI Brighthouse/Wellington  2017    18,495,088       1.69 - 3.06      39,712,648
     Large Cap Research         2016    20,534,091       1.41 - 2.56      36,808,971
     Subaccount                 2015    24,145,925       1.32 - 2.41      40,746,872
                                2014    28,125,928       1.29 - 2.34      46,264,418
                                2013    33,795,286       1.15 - 2.10      50,072,685

  BHFTI Clarion Global Real     2017    41,045,404       1.11 - 3.14      58,000,544
     Estate Subaccount          2016    45,463,358       1.02 - 2.88      58,508,417
                                2015    50,678,041       1.04 - 2.90      65,557,139
                                2014    58,479,092       1.08 - 2.98      77,846,976
                                2013    60,592,799       0.98 - 2.67      69,115,555



                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  BHFTI American Funds Growth   2017       1.36        0.30 - 1.30         19.78 - 20.98
     Allocation Subaccount      2016       1.28        0.30 - 1.30           7.55 - 8.63
                                2015       1.33        0.30 - 1.30       (2.04) - (1.05)
                                2014       1.03        0.30 - 1.30           5.01 - 6.07
                                2013       0.97        0.30 - 1.30         23.49 - 24.73

  BHFTI American Funds          2017       1.92        0.30 - 1.30         11.51 - 12.63
     Moderate Allocation        2016       1.88        0.30 - 1.30           5.63 - 6.69
     Subaccount                 2015       1.52        0.30 - 1.30       (2.01) - (1.02)
                                2014       1.48        0.30 - 1.30           4.72 - 5.78
                                2013       1.68        0.30 - 1.30         12.05 - 13.18

  BHFTI BlackRock High Yield    2017       5.55        0.19 - 2.75           4.84 - 7.86
     Subaccount                 2016       6.72        0.19 - 2.75         10.89 - 14.05
                                2015       7.95        0.19 - 2.75       (6.65) - (3.92)
                                2014       6.24        0.19 - 2.75           0.49 - 3.21
                                2013       6.90        0.19 - 2.75           6.37 - 9.56

  BHFTI Brighthouse Asset       2017       1.23        0.30 - 2.45         19.97 - 22.57
     Allocation 100 Subaccount  2016       2.25        0.30 - 2.45           6.34 - 8.65
                                2015       1.28        0.30 - 2.45       (4.38) - (2.30)
                                2014       0.72        0.30 - 2.50           0.61 - 4.25
                                2013       0.75        0.30 - 2.55         26.25 - 29.12

  BHFTI Brighthouse Small Cap   2017       0.92        0.30 - 2.70          8.73 - 11.37
     Value Subaccount           2016       1.07        0.30 - 2.70         27.76 - 30.86
                                2015       0.11        0.30 - 2.70       (7.93) - (5.69)
                                2014       0.05        0.30 - 2.70         (0.99) - 1.41
                                2013       1.00        0.30 - 2.70         28.92 - 32.05

  BHFTI Brighthouse/Aberdeen    2017       1.15        0.30 - 2.70         24.92 - 28.21
     Emerging Markets Equity    2016       1.05        0.30 - 2.75          8.48 - 11.50
     Subaccount                 2015       1.89        0.30 - 2.75     (16.15) - (13.92)
                                2014       0.84        0.30 - 2.75       (9.06) - (4.90)
                                2013       1.22        0.30 - 2.70       (7.51) - (5.08)

  BHFTI Brighthouse/Eaton       2017       3.71        1.70 - 2.50           1.12 - 1.93
     Vance Floating Rate        2016       4.39        1.70 - 2.60           6.46 - 7.43
     Subaccount                 2015       3.55        1.70 - 2.60       (3.38) - (2.51)
                                2014       3.52        1.70 - 2.60       (1.85) - (0.96)
                                2013       4.00        1.70 - 2.60           1.17 - 2.09

  BHFTI Brighthouse/Wellington  2017       0.95        0.30 - 2.75         18.63 - 21.57
     Large Cap Research         2016       2.28        0.30 - 2.75           5.36 - 7.97
     Subaccount                 2015       0.79        0.30 - 2.75           1.62 - 4.14
                                2014       0.82        0.30 - 2.75         10.54 - 13.28
                                2013       1.29        0.30 - 2.75         30.53 - 33.77

  BHFTI Clarion Global Real     2017       3.66        0.30 - 2.65          7.91 - 10.64
     Estate Subaccount          2016       2.30        0.30 - 2.65         (1.71) - 0.85
                                2015       4.00        0.30 - 2.65       (3.93) - (1.52)
                                2014       1.65        0.30 - 2.65          5.92 - 13.33
                                2013       7.21        0.30 - 2.65           0.89 - 3.45



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO           NET
                                            UNITS        HIGHEST ($)      ASSETS ($)
                                        ------------  ----------------  --------------
  BHFTI ClearBridge               2017    57,292,688      1.21 - 14.57     501,767,709
     Aggressive Growth            2016    64,680,298      1.05 - 12.43     478,123,942
     Subaccount                   2015    74,168,853      1.05 - 12.22     526,677,455
                                  2014    83,295,458      1.12 - 12.86     614,674,474
                                  2013     5,674,029       0.97 - 1.49       5,944,351

  BHFTI Harris Oakmark            2017    25,199,950       1.86 - 3.40      64,343,029
     International Subaccount     2016    27,159,458       1.45 - 2.64      53,763,097
                                  2015    31,636,054       1.36 - 2.48      58,322,409
                                  2014    34,506,428       1.45 - 2.63      67,655,904
                                  2013    39,139,950       1.56 - 2.84      83,400,611

  BHFTI Invesco Comstock          2017    72,375,071       1.75 - 3.38     182,616,256
     Subaccount                   2016    83,913,220       1.52 - 2.88     182,714,519
                                  2015    97,875,599       1.33 - 2.47     184,751,261
                                  2014   114,273,627       1.45 - 2.65     233,561,068
                                  2013    84,372,068       1.36 - 2.43     159,177,699

  BHFTI Invesco Small Cap         2017     4,505,102       2.38 - 4.32      14,475,753
     Growth Subaccount            2016     5,001,924       1.94 - 3.50      12,959,914
                                  2015     5,777,662       1.74 - 3.18      13,547,388
                                  2014     5,841,705       1.81 - 3.29      14,198,348
                                  2013     6,603,009       1.71 - 3.09      15,149,420

  BHFTI JPMorgan Small Cap        2017     4,789,787       1.94 - 2.56      11,367,369
     Value Subaccount             2016     5,064,644       1.90 - 2.50      11,768,551
                                  2015     5,524,272       1.47 - 1.93       9,963,889
                                  2014     6,763,553       1.60 - 2.11      13,340,006
                                  2013     7,275,439       1.55 - 2.04      13,918,317

  BHFTI Loomis Sayles Global      2017    15,823,517       3.02 - 8.85     137,653,578
     Markets Subaccount           2016    17,610,274       2.48 - 7.26     125,927,258
                                  2015    19,556,931       2.39 - 7.00     135,115,612
                                  2014    21,660,824       2.39 - 6.99     149,334,905
                                  2013    23,910,152       2.24 - 6.82     160,979,990

  BHFTI MetLife Multi-Index       2017         6,753     14.07 - 14.48          96,752
     Targeted Risk Subaccount     2016         9,395     12.32 - 12.61         117,266
     (Commenced 4/29/2013 and     2015         2,641     11.94 - 12.15          31,905
     began transactions in 2014)  2014         1,008     12.23 - 12.38          12,424

  BHFTI MFS Research              2017    31,900,957       1.36 - 2.50      59,333,834
     International Subaccount     2016    36,740,233       1.09 - 1.99      53,978,694
                                  2015    41,917,165       1.12 - 2.04      63,005,452
                                  2014    46,101,233       1.17 - 2.11      72,277,215
                                  2013    53,996,698       1.29 - 2.31      92,815,172

  BHFTI Morgan Stanley Mid        2017     4,084,676       1.49 - 4.11       9,509,065
     Cap Growth Subaccount        2016     4,381,117       1.08 - 2.99       7,516,054
                                  2015     5,073,086       1.21 - 3.32       9,645,446
                                  2014     5,743,592       1.29 - 3.55      11,736,546
                                  2013     6,809,955       1.30 - 3.58      14,243,583



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTI ClearBridge               2017       0.94        0.30 - 2.60        15.39 - 18.34
     Aggressive Growth            2016       0.66        0.30 - 2.60          0.06 - 2.68
     Subaccount                   2015       0.42        0.30 - 2.60      (6.47) - (4.10)
                                  2014         --        0.30 - 2.60        11.76 - 18.64
                                  2013       0.21        0.30 - 2.60        42.03 - 45.33

  BHFTI Harris Oakmark            2017       1.77        0.30 - 2.60        27.44 - 30.39
     International Subaccount     2016       2.40        0.30 - 2.60          5.64 - 8.10
                                  2015       3.22        0.30 - 2.60      (6.77) - (4.60)
                                  2014       2.63        0.30 - 2.70      (8.04) - (5.81)
                                  2013       2.71        0.30 - 2.70        27.32 - 30.41

  BHFTI Invesco Comstock          2017       2.26        0.30 - 2.75        14.83 - 17.67
     Subaccount                   2016       2.55        0.30 - 2.75        14.12 - 16.95
                                  2015       2.89        0.30 - 2.75      (8.52) - (6.25)
                                  2014       0.67        0.30 - 2.75          6.01 - 8.98
                                  2013       1.13        0.30 - 2.75        31.72 - 34.99

  BHFTI Invesco Small Cap         2017         --        0.30 - 2.60        22.13 - 25.23
     Growth Subaccount            2016         --        0.30 - 2.60         8.57 - 11.39
                                  2015       0.12        0.30 - 2.60      (4.23) - (1.72)
                                  2014         --        0.30 - 2.60          5.14 - 7.86
                                  2013       0.37        0.30 - 2.60        36.58 - 40.11

  BHFTI JPMorgan Small Cap        2017       1.33        0.30 - 2.60          0.97 - 3.31
     Value Subaccount             2016       1.85        0.30 - 2.60        27.50 - 30.46
                                  2015       1.39        0.30 - 2.60      (9.63) - (7.53)
                                  2014       1.09        0.30 - 2.60          1.97 - 4.34
                                  2013       0.70        0.30 - 2.60        29.83 - 32.85

  BHFTI Loomis Sayles Global      2017       1.61        0.60 - 1.30        21.74 - 22.60
     Markets Subaccount           2016       1.93        0.60 - 1.30          3.67 - 4.40
                                  2015       1.82        0.60 - 1.30          0.16 - 0.86
                                  2014       2.32        0.60 - 1.30          2.41 - 3.13
                                  2013       2.61        0.60 - 1.65        15.43 - 16.64

  BHFTI MetLife Multi-Index       2017       1.48        0.60 - 1.15        14.23 - 14.85
     Targeted Risk Subaccount     2016       1.09        0.60 - 1.15          3.17 - 3.74
     (Commenced 4/29/2013 and     2015       1.72        0.60 - 1.15      (2.34) - (1.80)
     began transactions in 2014)  2014         --        0.60 - 1.15          8.01 - 8.61

  BHFTI MFS Research              2017       1.75        0.30 - 2.65        24.81 - 27.77
     International Subaccount     2016       2.00        0.30 - 2.65      (3.47) - (1.17)
                                  2015       2.74        0.30 - 2.65      (4.34) - (2.07)
                                  2014       2.28        0.30 - 2.65      (9.38) - (7.23)
                                  2013       2.61        0.30 - 2.65        16.14 - 18.90

  BHFTI Morgan Stanley Mid        2017       0.27        0.30 - 2.60        36.33 - 39.49
     Cap Growth Subaccount        2016         --        0.30 - 2.60     (10.81) - (8.73)
                                  2015         --        0.30 - 2.60      (7.46) - (5.31)
                                  2014       0.04        0.30 - 2.60        (1.58) - 0.71
                                  2013       0.75        0.30 - 2.60        35.46 - 38.61



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  BHFTI Oppenheimer Global      2017   177,903,929      1.51 - 3.29     345,629,105
     Equity Subaccount          2016   199,205,510      1.13 - 2.45     285,997,810
                                2015   223,372,532      1.16 - 2.48     323,609,477
                                2014   249,440,312      1.15 - 2.50     351,667,634
                                2013   284,367,464      1.15 - 2.49     395,783,735

  BHFTI PIMCO Inflation         2017    32,003,367      1.15 - 1.56      44,339,886
     Protected Bond Subaccount  2016    35,307,807      1.14 - 1.52      48,063,859
                                2015    39,426,607      1.11 - 1.47      51,884,514
                                2014    47,696,077      1.18 - 1.53      65,747,511
                                2013    56,428,155      1.18 - 1.50      76,820,088

  BHFTI PIMCO Total Return      2017    98,723,354      1.30 - 2.20     163,277,023
     Subaccount                 2016   108,989,879      1.28 - 2.11     175,865,002
                                2015   125,500,853      1.28 - 2.07     200,669,344
                                2014   150,568,606      1.32 - 2.09     243,988,067
                                2013   187,162,730      1.30 - 2.01     296,027,272

  BHFTI Schroders Global        2017         2,919    13.44 - 13.99          39,912
     Multi-Asset II Subaccount  2016         2,398    11.67 - 12.05          28,371
     (Commenced 4/29/2013)      2015         1,566    11.29 - 11.56          17,857
                                2014           992    11.62 - 11.74          11,539
                                2013           127            10.80           1,369

  BHFTI SSGA Growth and         2017    64,046,553             1.72     110,308,883
     Income ETF Subaccount      2016    69,381,250             1.51     104,433,234
                                2015    75,897,851             1.44     109,354,013
                                2014    82,493,632             1.49     122,762,323
                                2013    90,079,084             1.42     128,281,207

  BHFTI SSGA Growth ETF         2017    84,156,265             1.76     148,452,972
     Subaccount                 2016    91,144,360             1.49     136,076,571
                                2015    98,530,509             1.41     139,366,676
                                2014   107,020,440             1.47     156,905,463
                                2013   115,766,294             1.41     163,090,332

  BHFTI T. Rowe Price Large     2017   167,544,150     1.63 - 10.98     375,860,857
     Cap Value Subaccount       2016   188,277,959      1.36 - 9.48     366,994,258
                                2015   215,108,437      1.27 - 8.25     366,982,709
                                2014   246,029,179      1.35 - 7.43     443,370,558
                                2013    93,678,767      1.22 - 6.66     129,704,910

  BHFTI T. Rowe Price Mid Cap   2017       515,398      1.89 - 3.57       1,483,222
     Growth Subaccount          2016       559,197      1.55 - 2.91       1,310,449
                                2015       890,955      1.50 - 2.78       1,870,191
                                2014     1,048,455      1.44 - 2.65       2,094,286
                                2013     1,441,274      1.31 - 2.39       2,644,910

  BHFTI Victory Sycamore Mid    2017    21,415,273      1.41 - 3.08      37,197,594
     Cap Value Subaccount       2016    25,100,728      1.32 - 2.86      40,718,448
                                2015    27,773,801      1.17 - 2.52      39,601,373
                                2014    33,040,249      1.32 - 2.82      52,410,952
                                2013    41,645,975      1.24 - 2.61      61,479,507



                                                FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                         INCOME          LOWEST TO         LOWEST TO
                                        RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      -------------  ----------------  ----------------
  BHFTI Oppenheimer Global      2017       1.05        0.30 - 2.70        33.10 - 36.32
     Equity Subaccount          2016       1.11        0.30 - 2.70      (2.44) - (0.07)
                                2015       1.11        0.30 - 2.70          1.17 - 3.62
                                2014       0.97        0.30 - 2.70        (0.58) - 1.84
                                2013       1.84        0.30 - 2.70        14.60 - 26.73

  BHFTI PIMCO Inflation         2017       1.77        0.30 - 2.75          0.82 - 3.50
     Protected Bond Subaccount  2016         --        0.30 - 2.75          2.29 - 4.85
                                2015       5.06        0.30 - 2.75      (5.60) - (3.20)
                                2014       1.82        0.30 - 2.75          0.25 - 2.87
                                2013       2.53        0.30 - 2.75     (11.60) - (9.25)

  BHFTI PIMCO Total Return      2017       1.76        0.30 - 2.70          1.72 - 4.19
     Subaccount                 2016       2.58        0.30 - 2.75        (0.17) - 2.30
                                2015       5.27        0.30 - 2.75      (2.71) - (0.29)
                                2014       2.38        0.30 - 2.75          1.37 - 3.88
                                2013       4.35        0.30 - 2.75      (4.58) - (2.21)

  BHFTI Schroders Global        2017       1.04        0.30 - 1.15        15.14 - 16.12
     Multi-Asset II Subaccount  2016       0.75        0.30 - 1.15          3.37 - 4.25
     (Commenced 4/29/2013)      2015       0.75        0.30 - 1.15      (2.38) - (1.55)
                                2014         --        0.30 - 0.90          7.67 - 8.32
                                2013       0.85               0.80                 5.68

  BHFTI SSGA Growth and         2017       2.43               1.25                14.42
     Income ETF Subaccount      2016       2.34               1.25                 4.47
                                2015       2.30               1.25               (3.18)
                                2014       2.26               1.25                 4.50
                                2013       2.51               1.25                11.53

  BHFTI SSGA Growth ETF         2017       2.09               1.25                18.15
     Subaccount                 2016       2.15               1.25                 5.55
                                2015       2.01               1.25               (3.52)
                                2014       1.89               1.25                 4.07
                                2013       2.10               1.25                16.61

  BHFTI T. Rowe Price Large     2017       2.06        0.30 - 2.70        13.84 - 16.72
     Cap Value Subaccount       2016       2.85        0.30 - 2.75         0.00 - 15.71
                                2015       1.60        0.30 - 2.75      (6.15) - (3.77)
                                2014       0.47        0.30 - 2.75         8.25 - 12.94
                                2013       1.54        0.30 - 2.70        30.21 - 33.37

  BHFTI T. Rowe Price Mid Cap   2017         --        1.55 - 2.65        21.49 - 22.83
     Growth Subaccount          2016         --        1.55 - 2.65          3.44 - 4.58
                                2015         --        1.55 - 2.65          3.88 - 5.03
                                2014         --        1.55 - 2.65         9.83 - 11.04
                                2013       0.23        1.55 - 2.65        33.01 - 34.48

  BHFTI Victory Sycamore Mid    2017       0.97        0.30 - 2.65          6.62 - 9.15
     Cap Value Subaccount       2016       0.68        0.30 - 2.65        12.48 - 15.16
                                2015       0.52        0.30 - 2.70     (11.41) - (9.25)
                                2014       0.55        0.30 - 2.70          6.72 - 9.31
                                2013       0.78        0.30 - 2.70        26.84 - 29.91



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII BlackRock Bond           2017    80,540,234      1.10 - 2.31     121,551,846
     Income Subaccount            2016    89,821,850      1.08 - 2.25     132,434,541
                                  2015   101,411,127      1.08 - 2.21     147,353,917
                                  2014   116,573,933      1.11 - 2.23     171,167,569
                                  2013   133,280,506      1.06 - 2.11     185,528,381

  BHFTII BlackRock Capital        2017    80,040,866      1.38 - 6.69     191,718,105
     Appreciation Subaccount      2016    90,233,992      1.04 - 5.06     162,582,117
                                  2015   102,258,198      1.06 - 5.12     186,416,345
                                  2014   116,660,042      1.01 - 4.88     201,471,712
                                  2013   137,072,166      0.94 - 4.54     218,130,450

  BHFTII BlackRock                2017   163,187,513      0.81 - 2.27     181,229,925
     Ultra-Short Term Bond        2016   191,490,336      0.83 - 2.28     213,922,334
     Subaccount                   2015   207,458,223      0.85 - 2.31     234,598,971
                                  2014   228,692,218      0.87 - 2.34     260,029,222
                                  2013   272,484,145      0.89 - 2.37     306,076,669

  BHFTII Brighthouse Asset        2017    12,549,984      1.29 - 1.68      18,176,787
     Allocation 20 Subaccount     2016    14,708,245      1.23 - 1.57      20,218,985
                                  2015    17,745,651      1.21 - 1.51      23,643,801
                                  2014    21,756,153      1.25 - 1.52      29,613,599
                                  2013    27,300,301      1.21 - 1.46      35,985,163

  BHFTII Brighthouse Asset        2017    40,415,605      1.36 - 1.80      63,546,568
     Allocation 40 Subaccount     2016    47,542,265      1.26 - 1.63      68,509,133
                                  2015    54,365,636      1.22 - 1.54      74,878,498
                                  2014    62,281,508      1.25 - 1.56      87,527,049
                                  2013    63,017,183      1.23 - 1.49      85,938,160

  BHFTII Brighthouse Asset        2017   277,446,396      1.37 - 1.90     453,115,632
     Allocation 60 Subaccount     2016   313,013,101      1.23 - 1.66     452,209,477
                                  2015   351,132,615      1.18 - 1.55     480,001,704
                                  2014   393,087,875      1.10 - 1.58     550,983,256
                                  2013   325,210,824      1.21 - 1.51     449,109,725

  BHFTII Brighthouse Asset        2017   376,643,089      1.40 - 1.98     622,556,295
     Allocation 80 Subaccount     2016   406,853,909      1.21 - 1.66     574,285,819
                                  2015   438,830,497      1.15 - 1.55     582,539,493
                                  2014   469,940,862      1.21 - 1.61     645,019,159
                                  2013   281,259,764      1.21 - 1.50     392,110,510

  BHFTII Brighthouse/Artisan      2017       473,217      3.67 - 4.07       1,833,989
     Mid Cap Value Subaccount     2016       487,877      3.33 - 3.67       1,708,962
                                  2015       516,603      2.77 - 3.03       1,498,283
                                  2014       599,313      3.14 - 3.40       1,961,420
                                  2013       672,017      3.15 - 3.40       2,205,749

  BHFTII                          2017       315,726      2.43 - 2.61         802,655
     Brighthouse/Dimensional      2016       273,940      1.91 - 2.04         543,802
     International Small Company  2015       749,110      1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406      1.79 - 1.88       1,388,811
                                  2013       479,292      1.97 - 2.05         969,532



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond           2017       3.06        0.30 - 2.75           1.14 - 3.79
     Income Subaccount            2016       3.12        0.30 - 2.75           0.18 - 2.81
                                  2015       3.73        0.30 - 2.75         (2.28) - 0.29
                                  2014       3.45        0.30 - 2.75           4.02 - 6.76
                                  2013       4.02        0.30 - 2.75       (3.60) - (1.06)

  BHFTII BlackRock Capital        2017       0.10        0.30 - 2.65         30.31 - 33.53
     Appreciation Subaccount      2016         --        0.30 - 2.65       (2.62) - (0.21)
                                  2015         --        0.30 - 2.65           3.38 - 5.96
                                  2014       0.06        0.30 - 2.65           5.95 - 8.57
                                  2013       0.84        0.30 - 2.65         30.61 - 33.82

  BHFTII BlackRock                2017       0.30        0.30 - 2.75         (1.99) - 0.59
     Ultra-Short Term Bond        2016       0.05        0.30 - 2.75         (2.51) - 0.05
     Subaccount                   2015         --        0.30 - 2.75       (2.71) - (0.30)
                                  2014         --        0.30 - 2.75       (2.71) - (0.30)
                                  2013         --        0.30 - 2.75       (2.71) - (0.30)

  BHFTII Brighthouse Asset        2017       2.10        0.30 - 2.50           4.30 - 6.61
     Allocation 20 Subaccount     2016       3.19        0.30 - 2.50           1.95 - 4.22
                                  2015       2.09        0.30 - 2.50       (3.04) - (0.88)
                                  2014       3.97        0.30 - 2.50           1.89 - 4.16
                                  2013       2.99        0.30 - 2.70           1.51 - 3.97

  BHFTII Brighthouse Asset        2017       2.02        0.30 - 2.55          7.86 - 10.31
     Allocation 40 Subaccount     2016       3.55        0.30 - 2.55           3.42 - 5.77
                                  2015       0.27        0.30 - 2.55       (3.56) - (1.37)
                                  2014       2.62        0.30 - 2.65           2.04 - 4.61
                                  2013       2.54        0.30 - 2.65          8.02 - 10.59

  BHFTII Brighthouse Asset        2017       1.74        0.30 - 2.85         11.52 - 14.39
     Allocation 60 Subaccount     2016       3.14        0.30 - 2.85           4.10 - 6.78
                                  2015       0.54        0.30 - 2.85       (4.04) - (1.56)
                                  2014       1.72        0.30 - 2.85           1.05 - 4.74
                                  2013       1.95        0.30 - 2.75         14.78 - 17.63

  BHFTII Brighthouse Asset        2017       1.54        0.30 - 2.90         15.77 - 18.80
     Allocation 80 Subaccount     2016       2.94        0.30 - 2.90           5.05 - 7.82
                                  2015       0.33        0.30 - 2.90       (4.51) - (1.99)
                                  2014       1.11        0.30 - 2.90           2.22 - 4.91
                                  2013       1.46        0.30 - 2.60         21.12 - 23.94

  BHFTII Brighthouse/Artisan      2017       0.49        1.40 - 2.10         10.21 - 10.98
     Mid Cap Value Subaccount     2016       0.87        1.40 - 2.10         20.10 - 20.95
                                  2015       0.94        1.40 - 2.10     (11.54) - (10.92)
                                  2014       0.54        1.40 - 2.10         (0.44) - 0.26
                                  2013       0.80        1.40 - 2.10         33.67 - 34.61

  BHFTII                          2017       1.67        1.70 - 2.50         27.24 - 28.25
     Brighthouse/Dimensional      2016       2.61        1.70 - 2.50           3.21 - 4.04
     International Small Company  2015       1.68        1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014       1.56        1.70 - 2.50       (9.00) - (8.27)
                                  2013       1.77        1.70 - 2.50         24.45 - 25.45



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse/Wellington   2017    58,824,155      1.66 - 4.44     239,161,037
     Balanced Subaccount          2016    64,591,245      1.49 - 3.90     230,965,585
                                  2015    72,571,267      1.43 - 3.69     244,860,534
                                  2014    78,788,126      1.44 - 3.64     263,144,756
                                  2013    87,559,708      1.34 - 3.34     265,542,357

  BHFTII                          2017    45,507,098     1.67 - 68.81     120,932,383
     Brighthouse/Wellington Core  2016    52,226,552     1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088      1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778      1.34 - 2.26      96,109,883
                                  2013    65,547,224      1.24 - 2.10     109,181,322

  BHFTII Frontier Mid Cap         2017    41,185,332      1.13 - 3.13      77,610,257
     Growth Subaccount            2016    46,769,889      0.92 - 2.54      71,558,936
                                  2015    53,062,687      0.89 - 2.46      78,853,375
                                  2014    59,828,713      0.88 - 2.44      88,449,747
                                  2013    69,033,438      0.81 - 2.23      93,792,080

  BHFTII Jennison Growth          2017   208,309,436      1.27 - 3.51     405,643,359
     Subaccount                   2016   230,334,406      0.94 - 2.60     330,843,366
                                  2015   255,430,902      0.96 - 2.64     370,985,158
                                  2014   283,460,406      0.88 - 2.43     376,259,287
                                  2013   306,377,182      0.82 - 2.27     377,320,708

  BHFTII Loomis Sayles            2017       233,617      5.60 - 6.77       1,468,973
     Small Cap Core Subaccount    2016       125,626      5.00 - 5.99         695,462
                                  2015       133,839      4.31 - 5.12         637,286
                                  2014       146,236      4.49 - 5.30         725,826
                                  2013       205,325      4.36 - 5.21       1,019,553

  BHFTII MetLife Aggregate        2017    23,403,576      1.40 - 2.63      57,551,248
     Bond Index Subaccount        2016    25,927,617      1.37 - 2.58      62,459,481
                                  2015    28,582,132      1.36 - 2.55      68,017,985
                                  2014    31,665,367      1.37 - 2.58      75,845,003
                                  2013    35,381,978      1.31 - 2.47      80,759,985

  BHFTII MetLife Mid Cap          2017     7,333,867     2.39 - 42.33      19,314,230
     Stock Index Subaccount       2016     7,950,996     2.09 - 36.72      17,822,009
                                  2015     8,349,197     1.75 - 30.67      15,269,454
                                  2014     8,659,503     1.82 - 31.61      16,117,119
                                  2013     8,357,897     1.68 - 29.03      14,115,032

  BHFTII MetLife MSCI EAFE        2017    20,185,195      1.21 - 2.94      52,579,273
     Index Subaccount             2016    22,174,074      0.98 - 2.39      46,547,113
                                  2015    24,065,038      0.99 - 2.38      50,132,009
                                  2014    25,971,462      1.01 - 2.44      55,159,835
                                  2013    29,240,272      1.09 - 2.63      66,367,832

  BHFTII MetLife Russell 2000     2017    20,998,581      2.56 - 5.92     112,322,154
     Index Subaccount             2016    23,491,682      2.27 - 5.23     110,619,177
                                  2015    25,834,307      1.90 - 4.36     101,108,420
                                  2014    27,782,287      2.02 - 4.62     114,688,189
                                  2013    31,268,599      1.96 - 4.45     123,574,772



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        -------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                           INCOME          LOWEST TO         LOWEST TO
                                          RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------------  ----------------  ----------------
  BHFTII Brighthouse/Wellington   2017       1.91        0.30 - 2.65        11.86 - 14.80
     Balanced Subaccount          2016       2.75        0.30 - 2.65          3.95 - 6.67
                                  2015       1.96        0.30 - 2.65        (0.38) - 2.27
                                  2014       2.00        0.30 - 2.65         7.40 - 10.22
                                  2013       2.48        0.30 - 2.65        17.13 - 20.23

  BHFTII                          2017       1.45        0.30 - 2.65        15.71 - 18.71
     Brighthouse/Wellington Core  2016       1.72        0.30 - 2.65          0.53 - 7.02
     Equity Opportunities         2015       1.62        0.30 - 2.65        (0.53) - 2.09
     Subaccount                   2014       0.56        0.30 - 2.65         5.33 - 10.30
                                  2013       1.27        0.30 - 2.65        29.87 - 33.30

  BHFTII Frontier Mid Cap         2017         --        0.30 - 2.70        21.68 - 24.76
     Growth Subaccount            2016         --        0.30 - 2.70          2.41 - 4.98
                                  2015         --        0.30 - 2.70        (0.08) - 2.47
                                  2014         --        0.30 - 2.70         7.98 - 10.72
                                  2013       1.18        0.30 - 2.70        18.97 - 32.23

  BHFTII Jennison Growth          2017       0.28        0.30 - 2.70        33.35 - 36.91
     Subaccount                   2016       0.26        0.30 - 2.70      (3.86) - (0.13)
                                  2015       0.24        0.30 - 2.70         7.59 - 10.45
                                  2014       0.23        0.30 - 2.70         4.51 - 12.77
                                  2013       0.39        0.30 - 2.60        33.22 - 36.59

  BHFTII Loomis Sayles            2017       0.05        1.70 - 2.50        12.13 - 13.03
     Small Cap Core Subaccount    2016       0.06        1.70 - 2.50        16.04 - 16.97
                                  2015         --        1.70 - 2.50      (4.17) - (3.40)
                                  2014         --        1.70 - 2.50          0.95 - 1.76
                                  2013       0.25        1.70 - 2.60        37.08 - 38.31

  BHFTII MetLife Aggregate        2017       2.92        0.30 - 1.30          1.93 - 2.95
     Bond Index Subaccount        2016       2.77        0.30 - 1.30          1.03 - 2.04
                                  2015       2.91        0.30 - 1.30      (1.04) - (0.05)
                                  2014       3.02        0.30 - 1.30          4.44 - 5.49
                                  2013       3.62        0.30 - 1.30      (3.59) - (2.62)

  BHFTII MetLife Mid Cap          2017       1.34        0.30 - 1.25        14.28 - 15.26
     Stock Index Subaccount       2016       1.27        0.30 - 1.25        18.71 - 19.72
                                  2015       1.16        0.30 - 1.25      (3.79) - (2.97)
                                  2014       1.01        0.30 - 1.25          7.96 - 8.89
                                  2013       1.09        0.30 - 1.25        16.63 - 31.49

  BHFTII MetLife MSCI EAFE        2017       2.69        0.30 - 1.60        22.93 - 24.53
     Index Subaccount             2016       2.63        0.30 - 1.60        (0.27) - 1.04
                                  2015       3.23        0.30 - 1.60      (2.66) - (1.39)
                                  2014       2.60        0.30 - 1.60      (7.50) - (6.28)
                                  2013       3.06        0.30 - 1.60        19.93 - 21.50

  BHFTII MetLife Russell 2000     2017       1.21        0.30 - 1.65        12.80 - 14.33
     Index Subaccount             2016       1.38        0.30 - 1.65        19.30 - 20.92
                                  2015       1.21        0.30 - 1.65      (5.84) - (4.56)
                                  2014       1.17        0.30 - 1.65          3.32 - 4.72
                                  2013       1.55        0.30 - 1.65        36.29 - 38.14



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII MetLife Stock Index     2017   361,289,220     1.64 - 48.32     884,599,164
     Subaccount                  2016   399,744,544     1.40 - 40.16     818,490,354
                                 2015   444,545,333     1.29 - 36.32     825,958,902
                                 2014   512,472,472     1.22 - 36.26     948,735,700
                                 2013   619,079,605     1.11 - 32.31   1,022,210,401

  BHFTII MFS Total Return        2017   121,012,734      1.33 - 4.66     336,697,082
     Subaccount                  2016   138,074,749      1.22 - 4.20     347,116,215
                                 2015   157,676,884      1.15 - 3.90     367,197,782
                                 2014   181,477,236      1.19 - 3.96     427,404,149
                                 2013   214,758,429      1.13 - 3.69     467,083,516

  BHFTII MFS Value II            2017     4,305,558      1.40 - 2.38       8,599,268
     Subaccount                  2016     5,533,043      1.34 - 2.22      10,606,904
                                 2015     6,317,929      1.16 - 1.89      10,329,127
                                 2014     7,271,879      1.27 - 2.02      12,887,179
                                 2013     9,446,977      1.19 - 1.84      15,413,317

  BHFTII MFS Value               2017    47,045,537      1.56 - 3.26     128,018,025
     Subaccount                  2016    54,400,150      1.36 - 2.83     126,985,750
                                 2015    61,186,657      1.22 - 2.53     126,858,359
                                 2014    71,426,723      1.26 - 2.59     149,803,816
                                 2013    76,198,106      1.18 - 2.39     152,814,296

  BHFTII Neuberger Berman        2017    19,224,324      1.58 - 4.92      59,769,456
     Genesis Subaccount          2016    22,363,400      1.40 - 4.28      61,097,301
                                 2015    25,655,787      1.20 - 3.63      59,714,866
                                 2014    30,031,861      1.23 - 3.63      69,389,880
                                 2013    35,991,632      1.25 - 3.65      82,899,600

  BHFTII T. Rowe Price Large     2017    24,505,822      2.11 - 4.18      63,630,978
     Cap Growth Subaccount       2016    26,687,817      1.62 - 3.14      52,673,898
                                 2015    29,861,303      1.64 - 3.11      58,885,774
                                 2014    33,034,416      1.52 - 2.82      59,661,381
                                 2013    32,411,409      1.26 - 2.60      54,003,653

  BHFTII T. Rowe Price Small     2017    37,310,815      2.17 - 4.84     118,103,918
     Cap Growth Subaccount       2016    41,499,662      1.82 - 3.98     108,651,167
                                 2015    46,060,640      1.68 - 3.59     109,539,493
                                 2014    50,212,351      1.68 - 3.52     118,139,543
                                 2013    55,991,286      1.62 - 3.32     125,245,594

  BHFTII Western Asset           2017    29,601,617     1.32 - 45.14     161,437,591
     Management Strategic Bond   2016    32,467,046     1.25 - 41.83     170,890,372
     Opportunities Subaccount    2015    19,595,073      1.18 - 2.94      32,316,442
                                 2014    23,348,172      1.08 - 3.03      39,669,737
                                 2013    27,649,077      1.19 - 2.91      44,979,001

  BHFTII Western Asset           2017    44,189,926      1.04 - 2.59      68,510,028
     Management U.S. Government  2016    49,146,509      1.04 - 2.57      75,272,260
     Subaccount                  2015    53,614,394      1.05 - 2.57      82,426,356
                                 2014    64,344,337      1.07 - 2.58      98,096,572
                                 2013    73,690,565      1.07 - 2.54     109,839,169



                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  BHFTII MetLife Stock Index     2017       1.75        0.28 - 3.50        17.25 - 21.20
     Subaccount                  2016       1.98        0.28 - 3.50         7.70 - 11.36
                                 2015       1.72        0.28 - 3.50        (2.41) - 0.88
                                 2014       1.69        0.28 - 3.50         9.37 - 13.05
                                 2013       1.86        0.28 - 3.50        27.37 - 31.65

  BHFTII MFS Total Return        2017       2.35        0.30 - 2.75         9.13 - 11.89
     Subaccount                  2016       2.73        0.30 - 2.75          5.97 - 8.65
                                 2015       2.42        0.30 - 2.75      (3.10) - (0.65)
                                 2014       2.25        0.30 - 2.75          5.42 - 8.09
                                 2013       2.45        0.30 - 2.75        15.48 - 18.40

  BHFTII MFS Value II            2017       2.61        0.30 - 2.65          4.55 - 7.03
     Subaccount                  2016       1.42        0.30 - 2.65        15.01 - 17.74
                                 2015       1.55        0.30 - 2.65      (8.63) - (6.46)
                                 2014       1.11        0.30 - 2.65          6.83 - 9.37
                                 2013       1.21        0.30 - 2.65        28.30 - 31.35

  BHFTII MFS Value               2017       2.01        0.30 - 2.65        14.57 - 17.65
     Subaccount                  2016       2.24        0.30 - 2.75        11.00 - 14.05
                                 2015       2.66        0.30 - 2.75      (3.07) - (0.45)
                                 2014       1.64        0.30 - 2.75         7.72 - 10.48
                                 2013       1.08        0.30 - 2.65        16.93 - 35.32

  BHFTII Neuberger Berman        2017       0.38        0.30 - 2.65        12.48 - 15.41
     Genesis Subaccount          2016       0.43        0.30 - 2.65        15.30 - 18.33
                                 2015       0.38        0.30 - 2.65        (2.25) - 0.28
                                 2014       0.37        0.30 - 2.65      (2.91) - (0.29)
                                 2013         --        0.30 - 2.65        24.17 - 35.86

  BHFTII T. Rowe Price Large     2017       0.10        0.30 - 2.65        30.06 - 33.08
     Cap Growth Subaccount       2016         --        0.30 - 2.65        (1.07) - 1.23
                                 2015       0.01        0.30 - 2.65         7.68 - 10.18
                                 2014         --        0.30 - 2.65         6.03 - 13.92
                                 2013       0.07        0.30 - 2.65        25.92 - 38.35

  BHFTII T. Rowe Price Small     2017       0.07        0.30 - 2.65        19.34 - 22.17
     Cap Growth Subaccount       2016       0.03        0.30 - 2.65         8.57 - 11.15
                                 2015         --        0.30 - 2.65        (0.22) - 2.16
                                 2014         --        0.30 - 2.65          3.86 - 6.33
                                 2013       0.14        0.30 - 2.65        40.40 - 43.74

  BHFTII Western Asset           2017       3.86        0.30 - 2.75          5.06 - 7.90
     Management Strategic Bond   2016       2.14        0.30 - 2.75          3.17 - 7.29
     Opportunities Subaccount    2015       4.93        1.17 - 2.60      (4.52) - (2.86)
                                 2014       5.32        1.17 - 2.60          0.50 - 4.24
                                 2013       4.97        1.17 - 2.60      (1.76) - (0.08)

  BHFTII Western Asset           2017       2.66        0.15 - 2.45        (0.53) - 1.78
     Management U.S. Government  2016       2.62        0.15 - 2.45        (1.17) - 1.13
     Subaccount                  2015       2.32        0.15 - 2.45        (1.86) - 0.42
                                 2014       1.96        0.15 - 2.45          0.32 - 2.66
                                 2013       2.23        0.15 - 2.45      (3.14) - (0.89)



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                           ----------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO           NET
                                               UNITS        HIGHEST ($)      ASSETS ($)
                                           ------------  ----------------  --------------
  Delaware VIP Small Cap             2017     2,506,672       3.63 - 6.52      11,407,245
     Value Subaccount                2016     2,764,340       3.25 - 5.85      11,287,261
                                     2015     2,998,177       2.48 - 4.48       9,400,488
                                     2014     3,517,796       2.65 - 4.81      11,900,887
                                     2013     4,830,286       2.51 - 4.57      15,302,896

  Deutsche II Government &           2017     1,461,872       1.07 - 1.26       1,729,536
     Agency Securities               2016     1,896,941       1.09 - 1.26       2,265,390
     Subaccount                      2015     2,061,094       1.11 - 1.27       2,487,768
                                     2014     2,276,924       1.14 - 1.30       2,817,918
                                     2013     2,830,693       1.12 - 1.26       3,417,259

  Deutsche II Small Mid Cap          2017     1,290,516       2.30 - 3.51       4,107,166
     Value Subaccount                2016     1,431,523       2.14 - 3.24       4,233,440
                                     2015     1,750,951       1.65 - 2.82       4,507,291
                                     2014     2,326,077       1.73 - 2.93       6,302,015
                                     2013     3,103,273       1.69 - 2.83       8,094,382

  Dreyfus Sustainable U.S. Equity    2017       246,933       1.86 - 2.43         553,728
     Subaccount                      2016       252,898       1.66 - 2.14         503,431
                                     2015       253,443       1.55 - 1.98         467,910
                                     2014       380,167       1.65 - 2.08         754,943
                                     2013       398,114       1.50 - 1.87         710,335

  Fidelity VIP Contrafund            2017    64,652,989       2.14 - 3.61     212,284,338
     Subaccount                      2016    73,454,530       1.80 - 3.00     200,953,161
                                     2015    82,770,515       1.71 - 2.82     213,090,938
                                     2014    92,864,202       1.74 - 2.85     240,965,803
                                     2013   108,680,474       1.60 - 2.59     255,326,876

  Fidelity VIP Dynamic               2017       699,361       2.02 - 3.62       1,870,222
     Capital Appreciation            2016       826,298       1.66 - 2.94       1,801,247
     Subaccount                      2015       934,036       1.64 - 2.87       2,014,900
                                     2014     1,011,331       1.64 - 2.85       2,212,496
                                     2013     1,197,666       1.51 - 2.59       2,445,391

  Fidelity VIP Equity-Income         2017    42,812,375       2.00 - 5.71     235,072,085
     Subaccount                      2016    47,642,339       1.81 - 5.12     233,851,528
                                     2015    52,549,940       1.57 - 4.40     220,784,877
                                     2014    58,365,899       1.67 - 4.64     257,632,017
                                     2013    63,687,670       1.56 - 4.32     261,131,881

  Fidelity VIP Freedom 2020          2017       161,933       1.93 - 2.15         321,970
     Subaccount                      2016       242,680       1.68 - 1.85         425,855
     (Commenced 5/1/2015)            2015        42,288       1.61 - 1.65          69,713

  Fidelity VIP Freedom 2025          2017       160,567       2.06 - 2.21         339,959
     Subaccount                      2016       181,641       1.77 - 1.89         335,281
     (Commenced 5/1/2015)            2015       104,718       1.69 - 1.75         182,283

  Fidelity VIP Freedom 2030          2017       249,380       2.10 - 2.33         540,637
     Subaccount                      2016       298,697       1.76 - 1.94         561,340
     (Commenced 5/1/2015)            2015       240,061       1.67 - 1.83         429,195



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                              INCOME          LOWEST TO         LOWEST TO
                                             RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -------------  ----------------  ----------------
  Delaware VIP Small Cap             2017       0.86        0.30 - 1.30        10.61 - 11.72
     Value Subaccount                2016       0.98        0.30 - 1.30        29.71 - 31.01
                                     2015       0.73        0.30 - 1.30      (7.43) - (6.50)
                                     2014       0.57        0.30 - 1.30          4.50 - 5.55
                                     2013       0.72        0.30 - 1.30        31.78 - 33.11

  Deutsche II Government &           2017       2.19        1.55 - 2.65      (1.33) - (0.25)
     Agency Securities               2016       2.75        1.55 - 2.65      (1.85) - (0.76)
     Subaccount                      2015       2.44        1.55 - 2.65      (2.97) - (1.90)
                                     2014       2.00        1.55 - 2.65          2.21 - 3.34
                                     2013       2.71        1.55 - 2.65      (5.78) - (4.74)

  Deutsche II Small Mid Cap          2017       0.38        1.55 - 2.65          7.26 - 8.44
     Value Subaccount                2016       0.24        1.55 - 2.65        13.42 - 14.68
                                     2015         --        1.55 - 2.65      (4.77) - (3.72)
                                     2014       0.46        1.55 - 2.65          2.34 - 3.48
                                     2013       0.83        1.55 - 2.65        31.18 - 32.63

  Dreyfus Sustainable U.S. Equity    2017       0.92        1.55 - 2.65        12.04 - 13.28
     Subaccount                      2016       1.02        1.55 - 2.65          7.20 - 8.38
                                     2015       0.83        1.55 - 2.65      (5.94) - (4.90)
                                     2014       0.84        1.55 - 2.65        10.17 - 11.39
                                     2013       1.03        1.55 - 2.65        30.49 - 31.94

  Fidelity VIP Contrafund            2017       0.78        0.30 - 2.65        18.42 - 21.22
     Subaccount                      2016       0.62        0.30 - 2.65          4.91 - 7.41
                                     2015       0.79        0.30 - 2.65        (2.21) - 0.11
                                     2014       0.72        0.30 - 2.65         8.73 - 11.32
                                     2013       0.84        0.30 - 2.65        27.53 - 30.56

  Fidelity VIP Dynamic               2017       0.62        0.30 - 2.50        20.46 - 23.13
     Capital Appreciation            2016       0.69        0.30 - 2.50          0.12 - 2.35
     Subaccount                      2015       0.55        0.30 - 2.50        (1.47) - 0.72
                                     2014       0.20        0.30 - 2.50         7.93 - 10.33
                                     2013       0.12        0.30 - 2.50        34.84 - 37.84

  Fidelity VIP Equity-Income         2017       1.67        0.30 - 1.90        10.54 - 12.56
     Subaccount                      2016       2.27        0.30 - 1.90        15.49 - 17.66
                                     2015       3.07        0.30 - 1.90      (6.04) - (4.25)
                                     2014       2.77        0.30 - 1.90          6.44 - 8.39
                                     2013       2.47        0.30 - 1.90        25.42 - 27.76

  Fidelity VIP Freedom 2020          2017       1.40        0.30 - 1.15        14.93 - 15.91
     Subaccount                      2016       1.67        0.30 - 1.15          4.59 - 5.49
     (Commenced 5/1/2015)            2015       2.21        0.90 - 1.15      (4.96) - (4.81)

  Fidelity VIP Freedom 2025          2017       1.12        0.60 - 1.15        16.23 - 16.87
     Subaccount                      2016       1.67        0.60 - 1.15          4.77 - 5.35
     (Commenced 5/1/2015)            2015       4.15        0.80 - 1.15      (5.34) - (5.12)

  Fidelity VIP Freedom 2030          2017       1.39        0.30 - 1.15        19.32 - 20.33
     Subaccount                      2016       1.34        0.30 - 1.15          5.16 - 6.06
     (Commenced 5/1/2015)            2015       9.73        0.30 - 1.15      (5.97) - (5.43)



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                      ---------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                          UNITS        HIGHEST ($)     ASSETS ($)
                                      ------------  ---------------  --------------
  Fidelity VIP Freedom 2040     2017        43,802      2.84 - 3.06         126,195
     Subaccount                 2016        26,379      2.33 - 2.49          62,152
     (Commenced 5/1/2015)       2015         4,565      2.21 - 2.25          10,128

  Fidelity VIP Freedom 2050     2017        38,641      2.90 - 3.12         114,743
     Subaccount                 2016        19,737      2.38 - 2.54          47,803
     (Commenced 5/1/2015)       2015         2,194      2.26 - 2.30           4,997

  Fidelity VIP FundsManager     2017    44,882,793    14.32 - 16.56     651,221,411
     60% Subaccount             2016    46,892,598    12.50 - 14.26     593,192,621
     (Commenced 11/17/2014)     2015    43,562,575    12.19 - 13.70     537,008,428
                                2014     3,719,213            12.62      46,949,186

  Fidelity VIP High Income      2017     5,206,840      2.01 - 3.54      18,374,730
     Subaccount                 2016     5,826,650      1.90 - 3.36      19,469,815
                                2015     6,309,633      1.68 - 2.97      18,631,012
                                2014     7,082,915      1.77 - 3.12      21,901,589
                                2013     7,872,590      1.77 - 3.12      24,369,719

  Fidelity VIP Mid Cap          2017    63,984,525      2.32 - 4.72     263,863,750
     Subaccount                 2016    70,833,034      1.97 - 3.94     245,490,758
                                2015    78,497,047      1.80 - 3.55     246,200,236
                                2014    88,269,188      1.87 - 3.67     284,320,518
                                2013   101,839,154      1.80 - 3.51     312,221,233

  FTVIPT Franklin Income VIP    2017     8,450,684      1.59 - 6.91      19,075,858
     Subaccount                 2016     9,501,555      1.49 - 6.39      19,714,285
                                2015    11,175,992      1.34 - 5.68      21,261,003
                                2014    13,052,798      1.47 - 6.20      28,076,571
                                2013    17,033,712      1.45 - 6.01      36,879,662

  FTVIPT Franklin Mutual        2017     6,577,838      2.03 - 2.33      14,138,169
     Shares VIP Subaccount      2016     7,345,721      1.91 - 2.18      14,806,916
                                2015     9,109,098      1.68 - 1.91      16,047,671
                                2014    11,130,280      1.80 - 2.04      20,922,139
                                2013    14,194,716      1.71 - 1.93      25,274,641

  FTVIPT Franklin Rising        2017     5,463,493      1.79 - 2.98      14,883,621
     Dividends VIP Subaccount   2016     6,189,662      1.53 - 2.51      14,124,147
                                2015     7,513,466      1.56 - 2.20      15,073,297
                                2014     9,499,985      1.45 - 2.32      20,296,254
                                2013    12,034,304      1.59 - 2.16      24,118,817

  FTVIPT Franklin Small-Mid     2017    10,078,397      1.69 - 3.12      24,229,242
     Cap Growth VIP Subaccount  2016    11,640,861      1.42 - 2.61      23,462,681
                                2015    13,151,027      1.38 - 2.56      26,005,031
                                2014    15,338,031      1.45 - 2.67      31,983,347
                                2013    18,344,786      1.37 - 2.53      36,768,267

  FTVIPT Templeton Developing   2017     7,812,223      2.25 - 3.43      19,036,999
     Markets VIP Subaccount     2016     8,328,861      1.48 - 2.48      14,638,051
                                2015     9,114,020      1.28 - 2.14      13,806,146
                                2014    10,086,656      1.62 - 2.70      19,231,372
                                2013    11,016,768      1.80 - 2.99      23,212,625

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP Freedom 2040     2017       1.15        0.30 - 1.15         21.89 - 22.93
     Subaccount                 2016       1.60        0.30 - 1.15           5.31 - 6.21
     (Commenced 5/1/2015)       2015       3.45        0.90 - 1.15       (6.19) - (6.04)

  Fidelity VIP Freedom 2050     2017       1.55        0.30 - 1.15         21.90 - 22.93
     Subaccount                 2016       3.14        0.30 - 1.15           5.34 - 6.24
     (Commenced 5/1/2015)       2015       3.42        0.90 - 1.15       (6.24) - (6.09)

  Fidelity VIP FundsManager     2017       1.09        0.70 - 2.10         14.56 - 16.17
     60% Subaccount             2016       1.27        0.70 - 2.10           2.61 - 4.06
     (Commenced 11/17/2014)     2015       1.75        0.70 - 2.10       (1.68) - (0.29)
                                2014       2.66               1.85                  0.55

  Fidelity VIP High Income      2017       5.17        0.95 - 1.30           5.56 - 5.93
     Subaccount                 2016       5.27        0.95 - 1.30         13.13 - 13.52
                                2015       6.30        0.95 - 1.30       (4.87) - (4.54)
                                2014       5.49        0.95 - 1.30         (0.15) - 0.20
                                2013       5.60        0.95 - 1.30           4.58 - 4.95

  Fidelity VIP Mid Cap          2017       0.48        0.30 - 2.65         17.39 - 20.18
     Subaccount                 2016       0.31        0.30 - 2.65          9.00 - 11.59
                                2015       0.24        0.30 - 2.65       (4.20) - (1.92)
                                2014       0.02        0.30 - 2.65           3.26 - 5.71
                                2013       0.27        0.30 - 2.65         32.32 - 35.46

  FTVIPT Franklin Income VIP    2017       4.14        1.30 - 2.55           6.92 - 8.26
     Subaccount                 2016       4.99        1.30 - 2.55         11.15 - 12.55
                                2015       4.61        1.30 - 2.55       (9.40) - (8.25)
                                2014       5.23        1.30 - 2.60           1.93 - 3.26
                                2013       6.44        1.30 - 2.60         11.02 - 12.47

  FTVIPT Franklin Mutual        2017       2.23        1.40 - 1.90           6.31 - 6.85
     Shares VIP Subaccount      2016       1.95        1.40 - 1.90         13.87 - 14.44
                                2015       2.97        1.40 - 1.90       (6.73) - (6.26)
                                2014       1.94        1.40 - 1.90           5.11 - 5.63
                                2013       2.04        1.40 - 1.90         25.85 - 26.48

  FTVIPT Franklin Rising        2017       1.53        1.50 - 3.05         16.95 - 18.77
     Dividends VIP Subaccount   2016       1.41        1.50 - 3.05         12.56 - 14.31
                                2015       1.41        1.50 - 2.70       (6.22) - (5.08)
                                2014       1.34        1.50 - 3.05           5.46 - 7.10
                                2013       1.56        1.50 - 2.65         26.30 - 27.76

  FTVIPT Franklin Small-Mid     2017         --        1.25 - 2.70         18.18 - 19.90
     Cap Growth VIP Subaccount  2016         --        1.25 - 2.75           1.34 - 2.88
                                2015         --        1.25 - 2.75       (5.30) - (3.87)
                                2014         --        1.25 - 2.75           4.56 - 6.14
                                2013         --        1.25 - 2.75         34.41 - 36.44

  FTVIPT Templeton Developing   2017       0.98        0.30 - 1.40         38.46 - 39.99
     Markets VIP Subaccount     2016       0.83        0.30 - 1.80         15.35 - 17.09
                                2015       2.04        0.30 - 1.80     (21.04) - (19.84)
                                2014       1.48        0.30 - 1.80      (10.03) - (8.67)
                                2013       1.98        0.30 - 1.80       (2.69) - (1.22)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    -----------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO           NET
                                         UNITS        HIGHEST ($)      ASSETS ($)
                                    -------------  ----------------  --------------
  FTVIPT Templeton Foreign    2017     29,831,295       1.29 - 2.43      55,918,436
     VIP Subaccount           2016     33,932,017       1.14 - 2.12      55,454,715
                              2015     37,823,632       1.09 - 2.01      58,736,117
                              2014     42,645,501       1.20 - 2.19      72,158,890
                              2013     49,602,475       1.39 - 2.50      96,258,675

  Invesco V.I. Comstock       2017      2,636,942       1.31 - 2.78       4,984,389
     Subaccount               2016      3,342,163       1.13 - 2.39       5,383,720
                              2015      3,897,706       0.98 - 2.07       5,511,939
                              2014      4,455,900       1.06 - 2.24       6,878,913
                              2013      5,818,437       0.98 - 2.07       8,281,585

  Invesco V.I. Diversified    2017        551,287       1.74 - 2.19       1,111,690
     Dividend Subaccount      2016        662,469       1.64 - 2.06       1,252,863
                              2015        764,684       1.46 - 1.83       1,284,340
                              2014        832,783       1.47 - 1.82       1,404,784
                              2013        983,199       1.33 - 1.64       1,508,707

  Invesco V.I. Equity and     2017     19,267,979       2.45 - 2.64      49,006,572
     Income Subaccount        2016     21,314,043       2.25 - 2.41      49,784,834
                              2015     25,216,381       2.00 - 2.13      52,124,645
                              2014     30,474,326       2.09 - 2.22      65,679,718
                              2013     38,518,228       1.96 - 2.07      77,591,291

  Invesco V.I. Government     2017      5,816,467       1.00 - 1.57       6,969,659
     Securities Subaccount    2016      6,167,486       1.01 - 1.56       7,417,830
                              2015      7,219,285       1.02 - 1.57       8,782,732
                              2014      8,543,666       1.05 - 1.58      10,593,179
                              2013     10,276,593       1.03 - 1.54      12,461,122

  Invesco V.I. Managed        2017        502,004       2.39 - 2.99       1,387,711
     Volatility Subaccount    2016        479,925       2.22 - 2.75       1,233,406
                              2015        572,546       1.69 - 2.53       1,350,241
                              2014        663,209       1.78 - 2.62       1,632,992
                              2013        918,646       1.51 - 2.21       1,919,717

  Invesco V.I. S&P 500 Index  2017        782,152       2.01 - 2.61       1,832,641
     Subaccount               2016        960,831       1.70 - 2.19       1,905,676
                              2015      1,204,868       1.57 - 2.00       2,194,793
                              2014      1,281,929       1.59 - 2.02       2,376,295
                              2013      1,651,321       1.44 - 1.82       2,775,395

  Janus Henderson Enterprise  2017      6,515,151       1.37 - 4.90      13,908,202
     Subaccount               2016      7,167,800       1.10 - 3.92      12,288,719
                              2015      7,987,829       1.00 - 3.56      12,285,705
                              2014      9,230,937       0.98 - 3.49      13,633,114
                              2013     10,596,566       0.89 - 3.17      14,258,782

  Janus Henderson Global      2017        313,454       1.39 - 2.28         578,032
     Research Subaccount      2016        442,005       1.11 - 1.80         675,764
                              2015        539,820       1.10 - 1.77         803,814
                              2014        634,971       1.15 - 1.83         964,819
                              2013        798,297       1.08 - 1.71       1,151,374



                                              FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  FTVIPT Templeton Foreign    2017       2.59        0.30 - 2.70         13.59 - 16.34
     VIP Subaccount           2016       1.96        0.30 - 2.70           4.32 - 6.85
                              2015       3.24        0.30 - 2.70       (8.99) - (6.77)
                              2014       1.87        0.30 - 2.70     (13.50) - (11.40)
                              2013       2.37        0.30 - 2.70         19.70 - 22.60

  Invesco V.I. Comstock       2017       2.02        1.40 - 2.60         14.84 - 16.22
     Subaccount               2016       1.58        1.40 - 2.60         14.29 - 15.67
                              2015       1.92        1.40 - 2.60       (8.40) - (7.29)
                              2014       1.26        1.40 - 2.60           6.58 - 7.87
                              2013       1.58        1.40 - 2.60         32.49 - 34.08

  Invesco V.I. Diversified    2017       1.39        1.60 - 2.50           5.68 - 6.63
     Dividend Subaccount      2016       1.19        1.60 - 2.50         11.71 - 12.72
                              2015       1.43        1.60 - 2.50         (0.70) - 0.20
                              2014       1.51        1.60 - 2.50          9.76 - 10.75
                              2013       1.98        1.60 - 2.50         27.54 - 28.69

  Invesco V.I. Equity and     2017       1.44        1.40 - 1.90           8.70 - 9.24
     Income Subaccount        2016       1.62        1.40 - 1.90         12.67 - 13.24
                              2015       2.21        1.40 - 1.90       (4.42) - (3.94)
                              2014       1.51        1.40 - 1.90           6.72 - 7.25
                              2013       1.45        1.40 - 1.90         22.54 - 23.15

  Invesco V.I. Government     2017       1.84        1.40 - 2.50         (0.78) - 0.54
     Securities Subaccount    2016       1.73        1.40 - 2.50       (1.49) - (0.18)
                              2015       1.94        1.40 - 2.60       (2.51) - (1.05)
                              2014       2.85        1.40 - 2.60           1.22 - 2.69
                              2013       3.16        1.40 - 2.60       (5.35) - (3.98)

  Invesco V.I. Managed        2017       1.35        1.55 - 2.65           7.68 - 8.86
     Volatility Subaccount    2016       1.83        1.55 - 2.65           7.72 - 8.91
                              2015       1.36        1.55 - 2.65       (4.71) - (3.66)
                              2014       2.80        1.55 - 2.65         17.42 - 18.71
                              2013       3.02        1.55 - 2.65           7.86 - 9.05

  Invesco V.I. S&P 500 Index  2017       1.42        1.55 - 2.60         17.91 - 19.15
     Subaccount               2016       1.46        1.55 - 2.60           8.34 - 9.49
                              2015       1.50        1.55 - 2.60       (1.81) - (0.77)
                              2014       1.57        1.55 - 2.60         10.06 - 11.22
                              2013       1.79        1.55 - 2.60         28.18 - 29.53

  Janus Henderson Enterprise  2017       0.14        0.30 - 2.60         23.84 - 26.71
     Subaccount               2016       0.02        0.30 - 2.60          9.23 - 11.77
                              2015       0.51        0.30 - 2.60           1.10 - 3.46
                              2014       0.03        0.30 - 2.60          9.36 - 11.91
                              2013       0.36        0.30 - 2.60         28.65 - 31.64

  Janus Henderson Global      2017       0.65        0.30 - 1.30         25.05 - 26.30
     Research Subaccount      2016       0.93        0.30 - 1.30           0.50 - 1.51
                              2015       0.53        0.30 - 1.30       (3.79) - (2.82)
                              2014       0.94        0.30 - 1.30           5.80 - 6.86
                              2013       1.09        0.30 - 1.30         26.42 - 27.69



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  Janus Henderson Overseas           2017    18,998,239      1.18 - 2.77      33,244,470
     Subaccount                      2016    21,264,741      0.92 - 2.16      28,762,285
                                     2015    23,066,962      1.00 - 2.37      33,941,265
                                     2014    25,235,388      1.12 - 2.66      41,260,094
                                     2013    28,081,395      1.30 - 3.09      53,057,257

  LMPVET ClearBridge Variable        2017   134,149,456      2.12 - 3.57     336,447,646
     Aggressive Growth               2016   149,943,278      1.85 - 3.12     328,523,979
     Subaccount                      2015   167,403,724      1.86 - 3.14     368,227,608
                                     2014   192,876,953      1.92 - 3.26     439,598,703
                                     2013   230,124,058      1.62 - 2.75     443,416,713

  LMPVET ClearBridge Variable        2017    96,572,458      2.14 - 3.43     257,501,920
     Appreciation Subaccount         2016   108,364,235      1.84 - 2.91     245,202,993
                                     2015   123,885,127      1.72 - 2.69     259,099,416
                                     2014   144,399,729      1.74 - 2.69     301,511,929
                                     2013   171,514,828      1.61 - 2.45     327,510,422

  LMPVET ClearBridge Variable        2017    41,985,161      1.70 - 3.02      92,746,208
     Dividend Strategy Subaccount    2016    47,652,023      1.46 - 2.55      90,118,532
                                     2015    54,421,552      1.31 - 2.23      91,048,394
                                     2014    63,992,104      1.01 - 2.37     114,208,205
                                     2013    78,389,764      1.28 - 2.13     125,813,040

  LMPVET ClearBridge Variable        2017    34,020,176      2.27 - 4.41      98,400,581
     Large Cap Growth Subaccount     2016    38,109,335      1.84 - 3.52      89,099,797
                                     2015    42,889,895      1.74 - 3.30      94,894,567
                                     2014    49,849,619      1.61 - 3.02     101,931,592
                                     2013    59,527,149      1.44 - 2.67     108,269,810

  LMPVET ClearBridge Variable        2017    45,833,043      1.99 - 3.91     113,614,584
     Large Cap Value Subaccount      2016    51,880,204      1.77 - 3.42     114,104,961
                                     2015    57,721,574      1.60 - 3.05     114,052,269
                                     2014    66,183,724      1.59 - 3.15     136,570,924
                                     2013    76,780,219      1.46 - 2.84     143,905,517

  LMPVET ClearBridge Variable        2017    11,000,494      2.35 - 3.48      32,116,047
     Mid Cap Subaccount              2016    12,172,388      2.14 - 3.12      32,071,788
                                     2015    13,634,362      2.01 - 2.90      33,367,358
                                     2014    15,892,449      2.02 - 2.87      38,689,450
                                     2013    18,761,175      1.92 - 2.69      42,887,469

  LMPVET ClearBridge Variable        2017    15,012,882      2.32 - 4.47      47,414,500
     Small Cap Growth Subaccount     2016    17,150,904      1.92 - 3.66      44,384,618
                                     2015    19,565,583      1.86 - 3.52      48,622,214
                                     2014    22,972,604      1.99 - 3.75      60,699,074
                                     2013    28,785,296      1.96 - 3.67      74,135,000

  LMPVET QS Variable                 2017    20,110,531      1.90 - 2.68      43,196,195
     Conservative Growth             2016    23,074,759      1.70 - 2.39      44,206,329
     Subaccount                      2015    26,949,264      1.62 - 2.25      48,860,860
                                     2014    31,787,275      1.67 - 2.30      59,118,500
                                     2013    37,872,131      1.62 - 2.22      67,949,518



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Janus Henderson Overseas           2017       1.58        1.25 - 2.50         27.59 - 29.18
     Subaccount                      2016       4.68        1.25 - 2.50       (9.01) - (7.87)
                                     2015       0.51        1.25 - 2.50      (11.06) - (9.94)
                                     2014       2.99        1.25 - 2.50     (14.27) - (13.19)
                                     2013       3.06        1.25 - 2.50         11.46 - 12.86

  LMPVET ClearBridge Variable        2017       0.48        0.30 - 2.60         13.02 - 15.94
     Aggressive Growth               2016       0.62        0.30 - 2.60         (1.65) - 0.90
     Subaccount                      2015       0.33        0.30 - 2.60       (4.46) - (2.03)
                                     2014       0.16        0.30 - 2.65         16.94 - 20.03
                                     2013       0.25        0.30 - 2.65         43.52 - 47.34

  LMPVET ClearBridge Variable        2017       1.16        0.30 - 2.70         16.37 - 19.19
     Appreciation Subaccount         2016       1.27        0.30 - 2.70           6.85 - 9.44
                                     2015       1.14        0.30 - 2.70         (1.11) - 1.30
                                     2014       1.11        0.30 - 2.70          8.04 - 10.66
                                     2013       1.15        0.30 - 2.70         26.54 - 29.61

  LMPVET ClearBridge Variable        2017       1.35        0.30 - 2.75         15.79 - 18.82
     Dividend Strategy Subaccount    2016       1.42        0.30 - 2.75          9.76 - 66.26
                                     2015       1.61        0.30 - 2.75       (7.03) - (4.59)
                                     2014       1.98        0.30 - 2.75          8.44 - 13.27
                                     2013       1.50        0.30 - 2.70         22.34 - 25.56

  LMPVET ClearBridge Variable        2017       0.22        0.30 - 2.70         22.43 - 25.39
     Large Cap Growth Subaccount     2016       0.50        0.30 - 2.70           4.53 - 7.07
                                     2015       0.46        0.30 - 2.70           6.87 - 9.46
                                     2014       0.50        0.30 - 2.70         10.95 - 13.65
                                     2013       0.49        0.30 - 2.70         34.19 - 37.44

  LMPVET ClearBridge Variable        2017       1.34        0.30 - 2.60         11.90 - 14.49
     Large Cap Value Subaccount      2016       1.51        0.30 - 2.60         10.10 - 12.66
                                     2015       1.40        0.30 - 2.60       (5.36) - (3.16)
                                     2014       1.73        0.30 - 2.70          8.73 - 11.37
                                     2013       1.57        0.30 - 2.70         28.85 - 31.97

  LMPVET ClearBridge Variable        2017       0.42        1.30 - 2.70          9.80 - 11.35
     Mid Cap Subaccount              2016       0.87        1.30 - 2.70           6.43 - 7.93
                                     2015       0.06        1.30 - 2.70         (0.42) - 0.98
                                     2014       0.27        1.30 - 2.70           5.24 - 6.72
                                     2013       0.13        1.30 - 2.70         33.71 - 35.59

  LMPVET ClearBridge Variable        2017         --        0.30 - 2.60         21.09 - 23.89
     Small Cap Growth Subaccount     2016         --        0.30 - 2.60           3.09 - 5.49
                                     2015         --        0.30 - 2.60       (6.83) - (4.66)
                                     2014         --        0.30 - 2.60           1.41 - 3.77
                                     2013       0.05        0.30 - 2.60         43.28 - 46.61

  LMPVET QS Variable                 2017       2.30        1.17 - 1.90         11.42 - 12.23
     Conservative Growth             2016       2.28        1.17 - 1.90           5.41 - 6.18
     Subaccount                      2015       1.90        1.17 - 1.90       (3.05) - (2.33)
                                     2014       2.36        1.17 - 1.90           2.93 - 3.69
                                     2013       1.96        1.17 - 1.90         13.16 - 13.99



    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ----------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                           UNITS        HIGHEST ($)      ASSETS ($)
                                       ------------  ----------------  --------------
  LMPVET QS Variable Growth      2017    10,586,246       1.88 - 2.60      21,581,386
     Subaccount                  2016    11,742,495       1.60 - 2.20      20,311,234
                                 2015    13,074,765       1.51 - 2.05      21,126,287
                                 2014    14,489,682       1.57 - 2.12      24,272,556
                                 2013    16,420,256       1.53 - 2.05      26,611,146

  LMPVET QS Variable Moderate    2017    14,659,035       1.89 - 2.51      29,571,019
     Growth Subaccount           2016    17,102,253       1.65 - 2.17      30,093,587
                                 2015    18,733,090       1.56 - 2.04      30,991,123
                                 2014    21,841,591       1.62 - 2.10      37,227,976
                                 2013    25,062,174       1.57 - 2.02      41,240,143

  LMPVIT Western Asset Core      2017    25,751,135       1.75 - 3.15      56,825,306
     Plus Subaccount             2016    28,322,927       1.65 - 3.02      60,157,955
                                 2015    32,101,360       1.62 - 2.92      66,305,234
                                 2014    37,890,107       1.61 - 2.92      78,692,683
                                 2013    44,750,902       1.65 - 2.96      94,954,012

  LMPVIT Western Asset           2017     2,624,916       1.53 - 2.65       5,506,595
     Variable Global High Yield  2016     2,810,318       1.44 - 2.47       5,438,686
     Bond Subaccount             2015     3,405,003       1.28 - 2.17       5,805,010
                                 2014     4,116,947       1.40 - 2.34       7,593,996
                                 2013     4,982,108       1.45 - 2.40       9,465,032

  Morgan Stanley Multi           2017       235,084       3.19 - 3.86         843,503
     Cap Growth Subaccount       2016       274,685       2.18 - 2.65         678,520
                                 2015       302,631       2.31 - 2.80         790,647
                                 2014       367,876       2.18 - 2.64         914,004
                                 2013       499,433       2.11 - 2.66       1,210,400

  Pioneer VCT Mid Cap Value      2017     6,893,599       1.96 - 3.16      19,106,036
     Subaccount                  2016     7,793,599       1.77 - 2.84      19,478,488
                                 2015     9,348,957       1.56 - 2.48      20,514,005
                                 2014    11,449,417       1.72 - 2.69      27,355,302
                                 2013    13,948,854       1.54 - 2.38      29,462,183

  Pioneer VCT Real Estate        2017     2,056,973       2.11 - 3.51       6,348,577
     Shares Subaccount           2016     2,487,870       2.08 - 3.45       7,545,087
                                 2015     2,872,791       2.00 - 3.31       8,432,222
                                 2014     3,456,891       1.95 - 3.22       9,986,466
                                 2013     4,679,392       1.52 - 2.50      10,515,684

  TAP 1919 Variable Socially     2017    10,714,035       1.51 - 5.04      35,135,405
     Responsive Balanced         2016    12,016,499       1.31 - 4.37      34,122,083
     Subaccount                  2015    13,640,111       1.25 - 4.17      36,506,368
                                 2014    15,783,435       1.29 - 4.29      43,091,030
                                 2013    17,650,098       1.20 - 3.98      44,216,482

  VIF Growth Subaccount          2017     2,315,867       2.17 - 4.37       7,108,200
                                 2016     2,605,136       1.54 - 3.11       5,650,496
                                 2015     2,947,999       1.59 - 3.23       6,666,780
                                 2014     3,258,928       1.44 - 2.93       6,688,278
                                 2013     3,897,642       1.35 - 2.81       7,732,651

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Growth      2017       1.79        1.17 - 1.90        17.10 - 17.95
     Subaccount                  2016       1.41        1.17 - 1.90          6.46 - 7.24
                                 2015       1.32        1.17 - 1.90      (4.07) - (3.37)
                                 2014       1.71        1.17 - 1.90          2.72 - 3.47
                                 2013       1.60        1.17 - 1.90        24.12 - 25.03

  LMPVET QS Variable Moderate    2017       2.03        1.17 - 1.90        14.54 - 15.37
     Growth Subaccount           2016       2.04        1.17 - 1.90          5.96 - 6.74
                                 2015       1.66        1.17 - 1.90      (3.64) - (2.93)
                                 2014       1.84        1.17 - 1.90          2.93 - 3.69
                                 2013       1.51        1.17 - 1.90        19.53 - 20.40

  LMPVIT Western Asset Core      2017       4.21        0.30 - 2.60          3.04 - 5.43
     Plus Subaccount             2016       2.15        0.30 - 2.60          1.86 - 4.23
                                 2015       1.44        0.30 - 2.60        (1.40) - 0.89
                                 2014       6.77        0.30 - 2.60      (2.89) - (0.63)
                                 2013       6.79        0.30 - 2.60          6.41 - 8.88

  LMPVIT Western Asset           2017       5.14        1.40 - 2.60          5.87 - 7.15
     Variable Global High Yield  2016       5.97        1.40 - 2.60        12.64 - 14.00
     Bond Subaccount             2015       5.63        1.40 - 2.60      (8.26) - (7.15)
                                 2014       6.42        1.40 - 2.60      (3.69) - (2.53)
                                 2013       5.42        1.40 - 2.60          3.54 - 4.79

  Morgan Stanley Multi           2017         --        2.00 - 2.50        45.34 - 46.07
     Cap Growth Subaccount       2016         --        1.85 - 2.50      (6.03) - (5.41)
                                 2015         --        1.85 - 2.50          5.66 - 6.35
                                 2014         --        1.85 - 2.50          2.84 - 3.51
                                 2013       0.23        1.60 - 2.50        46.66 - 47.99

  Pioneer VCT Mid Cap Value      2017       0.62        1.40 - 2.70         9.87 - 11.30
     Subaccount                  2016       0.48        1.40 - 2.75        13.08 - 14.61
                                 2015       0.55        1.40 - 2.75      (8.89) - (7.66)
                                 2014       0.66        1.40 - 2.75        11.69 - 13.20
                                 2013       0.74        1.40 - 2.75        29.15 - 30.91

  Pioneer VCT Real Estate        2017       2.27        1.55 - 2.70          0.56 - 1.72
     Shares Subaccount           2016       3.21        1.55 - 2.70          3.00 - 4.19
                                 2015       2.02        1.55 - 2.70          1.73 - 2.91
                                 2014       2.29        1.50 - 2.70        27.08 - 28.62
                                 2013       2.09        1.50 - 2.65        (1.12) - 0.03

  TAP 1919 Variable Socially     2017       1.03        0.30 - 2.30        14.10 - 16.40
     Responsive Balanced         2016       0.91        0.30 - 2.30          3.82 - 5.92
     Subaccount                  2015       1.19        0.30 - 2.50      (4.14) - (2.01)
                                 2014       0.85        0.30 - 2.50          6.61 - 8.98
                                 2013       0.84        0.30 - 2.50        15.78 - 18.35

  VIF Growth Subaccount          2017         --        1.40 - 2.50        39.63 - 41.16
                                 2016         --        1.40 - 2.50      (4.06) - (3.00)
                                 2015         --        1.40 - 2.50         9.47 - 10.68
                                 2014         --        1.40 - 2.50          3.73 - 4.88
                                 2013       0.46        1.40 - 2.50        44.42 - 46.02

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                     Page
                                                                                                  -------
Report of Independent Registered Public Accounting Firm..........................................      2

Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:

 Consolidated Balance Sheets.....................................................................      3

 Consolidated Statements of Operations...........................................................      4

 Consolidated Statements of Comprehensive Income (Loss)..........................................      5

 Consolidated Statements of Stockholder's Equity.................................................      6

 Consolidated Statements of Cash Flows...........................................................      7

Notes to the Consolidated Financial Statements

 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      9

 Note 2 -- Segment Information...................................................................     21

 Note 3 -- Organizational Changes................................................................     25

 Note 4 -- Insurance.............................................................................     25

 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     30

 Note 6 -- Reinsurance...........................................................................     33

 Note 7 -- Investments...........................................................................     38

 Note 8 -- Derivatives...........................................................................     53

 Note 9 -- Fair Value............................................................................     63

 Note 10 -- Debt.................................................................................     77

 Note 11 -- Equity...............................................................................     78

 Note 12 -- Other Expenses.......................................................................     83

 Note 13 -- Income Tax...........................................................................     83

 Note 14 -- Contingencies, Commitments and Guarantees............................................     87

 Note 15 -- Related Party Transactions...........................................................     89

Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:

 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties..     92

 Schedule II -- Condensed Financial Information (Parent Company Only)............................     93

 Schedule III -- Consolidated Supplementary Insurance Information................................     98

 Schedule IV -- Consolidated Reinsurance.........................................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 21, 2018

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            Brighthouse
                                                                            Accumulated    Life Insurance
                                                Additional    Retained         Other         Company's
                                     Common      Paid-in      Earnings     Comprehensive   Stockholder's  Noncontrolling
                                     Stock       Capital      (Deficit)    Income (Loss)       Equity       Interests
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622      $    19,094    $       --
Capital contributions from
 MetLife, Inc......................                     202          --                              202
Dividends paid to MetLife, Inc.....                      --        (500)                            (500)
Returns of capital.................                     (50)                                         (50)
Net income (loss)..................                                 918              --              918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)          (1,028)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2015.......        75        16,850         117           1,594           18,636            --
Capital contributions from
 MetLife, Inc......................                   1,637                                        1,637
Dividends paid to MetLife, Inc.....                                (261)                            (261)
Returns of capital.................                     (26)                                         (26)
Net income (loss)..................                              (2,775)                          (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)            (346)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248           16,865            --
Sale of operating joint venture
 interest to a former affiliate....                     202                                          202
Returns of capital (Note 3)........                  (2,737)                                      (2,737)
Capital contributions..............                   3,147                                        3,147
Change in equity of noncontrolling
 interests.........................                                                                   --            15
Net income (loss)..................                                (883)                            (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330               --
Other comprehensive income (loss),
 net of income tax.................                                                 259              259
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837      $    16,853    $       15
                                    ========= =============  ==========    =============   ============== ==============



                                      Total
                                      Equity
                                    ---------
Balance at December 31, 2014.......  $ 19,094
Capital contributions from
 MetLife, Inc......................       202
Dividends paid to MetLife, Inc.....      (500)
Returns of capital.................       (50)
Net income (loss)..................       918
Other comprehensive income (loss),
 net of income tax.................    (1,028)
                                    ---------
Balance at December 31, 2015.......    18,636
Capital contributions from
 MetLife, Inc......................     1,637
Dividends paid to MetLife, Inc.....      (261)
Returns of capital.................       (26)
Net income (loss)..................    (2,775)
Other comprehensive income (loss),
 net of income tax.................      (346)
                                    ---------
Balance at December 31, 2016.......    16,865
Sale of operating joint venture
 interest to a former affiliate....       202
Returns of capital (Note 3)........    (2,737)
Capital contributions..............     3,147
Change in equity of noncontrolling
 interests.........................        15
Net income (loss)..................      (883)
Effect of change in accounting
 principle (Note 1)................        --
Other comprehensive income (loss),
 net of income tax.................       259
                                    ---------
Balance at December 31, 2017.......  $ 16,868
                                    =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                                      Amount at
                                                       Cost or       Estimated Fair Which Shown on
                                                  Amortized Cost (1)     Value      Balance Sheet
Types of Investments                              ------------------ -------------- --------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........        $    14,185        $15,913        $15,913
    State and political subdivision securities...              3,573          4,098          4,098
    Public utilities.............................              2,111          2,408          2,408
    Foreign government securities................              1,111          1,267          1,267
    All other corporate bonds....................             24,755         26,400         26,400
                                                  ------------------ -------------- --------------
     Total bonds.................................             45,735         50,086         50,086
  Mortgage-backed and asset-backed securities....             12,626         12,904         12,904
  Redeemable preferred stock.....................                238            343            343
                                                  ------------------ -------------- --------------
       Total fixed maturity securities...........             58,599         63,333         63,333
                                                  ------------------ -------------- --------------
Equity securities:
  Non-redeemable preferred stock.................                129            138            138
  Common stock:..................................
    Industrial, miscellaneous and all other......                 83             92             92
    Public utilities.............................                 --              2              2
                                                  ------------------ -------------- --------------
     Total equity securities.....................                212            232            232
                                                  ------------------ -------------- --------------
Mortgage loans...................................             10,640                        10,640
Policy loans.....................................              1,106                         1,106
Real estate joint ventures.......................                433                           433
Other limited partnership interests..............              1,667                         1,667
Short-term investments...........................                269                           269
Other invested assets............................              2,448                         2,448
                                                  ------------------                --------------
       Total investments.........................        $    75,374                       $80,128
                                                  ==================                ==============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                        2017         2016
                                                                                                    -----------  -----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $50,878 and
 $49,356, respectively)............................................................................ $    55,180  $    51,880
Equity securities available-for-sale, at estimated fair value (cost: $193 and $280, respectively)..         210          300
Mortgage loans (net of valuation allowances of $44 and $38, respectively)..........................      10,127        8,746
Policy loans.......................................................................................       1,106        1,093
Real estate and real estate joint ventures.........................................................         419          200
Other limited partnership interests................................................................       1,662        1,632
Short-term investments, principally at estimated fair value........................................         269          926
Investment in subsidiaries.........................................................................       5,681        7,338
Other invested assets, at estimated fair value.....................................................       2,291        3,712
                                                                                                    -----------  -----------
  Total investments................................................................................      76,945       75,827
Cash and cash equivalents..........................................................................       1,249        1,881
Accrued investment income..........................................................................         511          591
Premium, reinsurance and other receivable..........................................................       9,658       10,397
Receivable from subsidiaries.......................................................................      10,397        9,703
Deferred policy acquisition costs and value of business acquired...................................       5,123        5,274
Current income tax recoverable.....................................................................          39          454
Deferred income tax receivable.....................................................................       1,247        1,016
Other assets, principally at estimated fair value..................................................         536          667
Separate account assets............................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total assets..................................................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    35,003  $    31,684
Policyholder account balances......................................................................      36,034       35,588
Other policy-related balances......................................................................       3,347        3,384
Payables for collateral under securities loaned and other transactions.............................       4,153        7,362
Long-term debt.....................................................................................          --          744
Other liabilities..................................................................................      10,315       10,183
Separate account liabilities.......................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total liabilities................................................................................     193,987      189,533
                                                                                                    -----------  -----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding.......................................................................................          75           75
Additional paid-in capital.........................................................................      19,073       18,461
Retained earnings (deficit)........................................................................      (4,132)      (2,919)
Accumulated other comprehensive income (loss)......................................................       1,837        1,248
                                                                                                    -----------  -----------
  Total stockholder's equity.......................................................................      16,853       16,865
                                                                                                    -----------  -----------
  Total liabilities and stockholder's equity....................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                     2017        2016        2015
                                                                                  ----------  ----------  ----------
Condensed Statements of Operations
Revenues
Premiums......................................................................... $      283  $      921  $    1,433
Universal life and investment-type product policy fees...........................      2,774       2,696       2,940
Equity in earnings of subsidiaries...............................................      1,221         157         144
Net investment income............................................................      2,613       2,680       2,550
Other revenues...................................................................        402         760         504
Net investment gains (losses)....................................................         (7)         (2)         20
Net derivative gains (losses)....................................................     (1,425)     (5,878)       (424)
                                                                                  ----------  ----------  ----------
  Total revenues.................................................................      5,861       1,334       7,167
                                                                                  ==========  ==========  ==========
Expenses
Policyholder benefits and claims.................................................      2,862       2,984       2,696
Interest credited to policyholder account balances...............................        909         957       1,037
Amortization of deferred policy acquisition costs and value of business acquired.        310        (172)        595
Other expenses...................................................................      1,848       2,114       1,710
                                                                                  ----------  ----------  ----------
  Total expenses.................................................................      5,929       5,883       6,038
                                                                                  ----------  ----------  ----------
Income (loss) before provision for income tax....................................        (68)     (4,549)      1,129
Provision for income tax expense (benefit).......................................        815      (1,774)        211
                                                                                  ----------  ----------  ----------
  Net income (loss).............................................................. $     (883) $   (2,775) $      918
                                                                                  ==========  ==========  ==========
Comprehensive income (loss)...................................................... $     (294) $   (3,121) $     (110)
                                                                                  ==========  ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            2017         2016         2015
                                                                                        -----------  -----------  -----------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities                                     $     3,460  $     3,256  $     4,196
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      14,667       39,104       35,728
  Equity securities....................................................................         119          175          308
  Mortgage loans.......................................................................         704        1,484          958
  Real estate and real estate joint ventures...........................................          75          441          368
  Other limited partnership interests..................................................         258          413          422
Purchases of:
  Fixed maturity securities............................................................     (16,287)     (34,906)     (39,298)
  Equity securities....................................................................          (2)         (58)        (273)
  Mortgage loans.......................................................................      (2,017)      (2,803)      (2,515)
  Real estate and real estate joint ventures...........................................        (268)         (75)        (105)
  Other limited partnership interests..................................................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives..............................       1,858          707          223
Cash paid in connection with freestanding derivatives..................................      (3,829)      (2,764)        (868)
Cash received under repurchase agreements..............................................          --           --          199
Cash paid under repurchase agreements..................................................          --           --         (199)
Cash received under reverse repurchase agreements......................................          --           --          199
Cash paid under reverse repurchase agreements..........................................          --           --         (199)
Sale of operating joint venture interest to a former affiliate.........................          67           --           --
Returns of capital from subsidiaries...................................................           7           32          169
Capital contributions to subsidiaries..................................................         (83)          (1)          (2)
Dividends from subsidiaries............................................................         544           --           --
Net change in policy loans.............................................................         (14)         109          (72)
Net change in short-term investments...................................................         711          876         (495)
Net change in other invested assets....................................................         (41)           5          (59)
                                                                                        -----------  -----------  -----------
Net cash provided by (used in) investing activities....................................      (3,794)       2,536       (5,744)
                                                                                        -----------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits.............................................................................       3,845        9,672       19,970
  Withdrawals..........................................................................      (2,360)     (12,001)     (20,797)
Net change in payables for collateral under securities loaned and other transactions...      (3,136)      (3,257)       3,118
Long-term debt issued..................................................................          --           --          175
Long-term debt repaid..................................................................          --           --         (148)
Capital contributions..................................................................       1,300        1,568           11
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate......................................................................         202           --           --
Dividends paid to MetLife, Inc.........................................................          --         (261)        (500)
Financing element on certain derivative instruments and other derivative related
 transactions, net.....................................................................        (149)      (1,011)         (97)
Net cash provided by (used in) financing activities....................................        (298)      (5,290)       1,732
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          --           --           (2)
Change in cash and cash equivalents....................................................        (632)         502          182
Cash and cash equivalents, beginning of year...........................................       1,881        1,379        1,197
                                                                                        -----------  -----------  -----------
Cash and cash equivalents, end of year                                                  $     1,249  $     1,881  $     1,379
                                                                                        ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                    2017          2016          2015
                                                                                 ----------    ----------    ----------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest...................................................................... $       12    $       64    $       65
                                                                                 ==========    ==========    ==========
  Income tax.................................................................... $     (421)   $      428    $     (267)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
  Capital contributions......................................................... $       --    $       43    $      141
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities from former affiliates.................. $       --    $    3,565    $       --
                                                                                 ==========    ==========    ==========
  Transfer of mortgage loans from former affiliates............................. $       --    $      395    $       --
                                                                                 ==========    ==========    ==========
  Transfer of short-term investments from former affiliates..................... $       --    $       94    $       --
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities to former affiliates.................... $      293    $      346    $       --
                                                                                 ==========    ==========    ==========
  Reduction of other invested assets in connection with affiliated reinsurance
   transactions................................................................. $       --    $      676    $       --
                                                                                 ==========    ==========    ==========
  Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $      293    $       --    $       --
                                                                                 ==========    ==========    ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions of $83 million to subsidiaries, of which $75 million was paid to BHNY.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company received $544 million of cash dividends from subsidiaries, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2017 and 2016

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
Segment               VOBA         Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2017
Annuities......... $    4,819    $     8,200     $    25,943       $    --       $     93
Life..............        671          4,437           2,620            13             28
Run-off...........          5         18,265           8,505            --             95
Corporate & Other.        128          7,533               1             5             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    5,623    $    38,435     $    37,069       $    18       $    216
                   ==========    ===========     ===========       =======       ========
2016
Annuities......... $    4,820    $     7,560     $    25,233       $    --       $     86
Life..............        787          4,094           2,838            13             53
Run-off...........        584         16,381           8,506            --             79
Corporate & Other.        148          7,429               2             6             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    6,339    $    35,464     $    36,579       $    19       $    218
                   ==========    ===========     ===========       =======       ========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.
(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                      Policyholder
                                                  Benefits and Claims
                      Premiums and                        and
                     Universal Life       Net     Interest Credited to
                   and Investment-Type Investment     Policyholder     Amortization of   Other
Segment            Product Policy Fees Income (1)   Account Balances    DAC and VOBA    Expenses
------------------ ------------------- ---------- -------------------- --------------- ----------
2017
Annuities.........    $      2,448     $    1,238      $    2,140        $      141    $    1,035
Life..............             713            285             681               186           237
Run-off...........             715          1,358           1,788               570           278
Corporate & Other.             108             92              61                19           283
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      3,984     $    2,973      $    4,670        $      916    $    1,833
                      ============     ==========      ==========        ==========    ==========
2016
Annuities.........    $      2,714     $    1,324      $    2,340        $     (908)   $      903
Life..............             546            330             541               261           242
Run-off...........             878          1,311           1,901               399           275
Corporate & Other.             139            146              87                23           280
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,277     $    3,111      $    4,869        $     (225)   $    1,700
                      ============     ==========      ==========        ==========    ==========
2015
Annuities.........    $      3,282     $    1,141      $    2,285        $      432    $      938
Life..............             555            295             507               150           259
Run-off...........             793          1,461           1,301                67           285
Corporate & Other.             300            104             218                24           241
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,930     $    3,001      $    4,311        $      673    $    1,723
                      ============     ==========      ==========        ==========    ==========

--------
(1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015
                             (Dollars in millions)

                                                                                  % Amount
                             Gross Amount    Ceded      Assumed    Net Amount  Assumed to Net
                             ------------ ------------ ---------- ------------ --------------
2017
Life insurance in-force..... $    589,488 $    194,032 $    9,006 $    404,462           2.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,500 $        689 $       13 $        824           1.6%
Accident & health insurance.          231          227         --            4            --%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      1,731 $        916 $       13 $        828           1.6%
                             ============ ============ ========== ============
2016
Life insurance in-force..... $    610,206 $    450,000 $    7,006 $    167,212           4.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,850 $        909 $       67 $      1,008           6.6%
Accident & health insurance.          376          218         14          172           8.1%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,226 $      1,127 $       81 $      1,180           6.9%
                             ============ ============ ========== ============
2015
Life insurance in-force..... $    591,105 $    466,406 $   94,863 $    219,562          43.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      2,172 $        824 $       84 $      1,432           5.9%
Accident & health insurance.          232          239        212          205         103.4%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,404 $      1,063 $      296 $      1,637          18.1%
                             ============ ============ ========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.

                                     PART C


                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2017

   (3)   Statements of Operations for the year ended December 31, 2017

   (4) Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2017 and 2016

   (3) Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2017, 2016 and 2015

   (5) Consolidated Statements of Equity for the years ended December 31, 2017, 2016 and 2015

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(a). Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account QP for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


1(b). Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No.333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)


3(a)(ii).             Amendment No. 2 to Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 6, 2016.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)


3(c).                 Master Retail Sales Agreement (MLIDC 09-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed on April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)



3(e). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5,
                      2017.)


3(f).                 Form of Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos. 333-209053/811-03365, filed December 14, 2017.)



4(a). Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4, File No. 333- 00165 filed on August 27, 1996.)


4(b). Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(c). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


4(d). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)


4(d)(i).              403(b) Nationwide Tax Sheltered Annuity Endorsement.
                      (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-152189, filed April 6, 2010.)


4(e). Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer - L-22466 8-07. (Incorporated herein by reference to Exhibit 4(e) to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 7, 2008.)


4(f). MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


4(g). MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


4(h).                 Company Name Change Endorsement (effective November 14,
                      2014) (6-E120-14).(Incorporated herein by reference to
                      Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4,2015.)



4(i). Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)



5.                    Applications



(a).                  Master Application Gold Track Select L-21158 A Order No.
                      L-21158 Rev. 5-06*




(b).                  Enrollment/Investment Selection Form L-21018GTS-MLR Rev.
                      11-06*




(c).                  Master Application Gold Track Select L-21158 A Order No.
                      L-21158 Rev. 11-06* (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333- 00165 filed on April 6, 2007.)




(d). Form of Application (Participant Enrollment). GTS-ENR (09/16) GTS-ENR (02/17) FS-B (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152194/811-21262 filed on April 5, 2017.)



6(a). Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4th day of April, 2007, to the Certificate of Amendment to the Charter of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Filed on Form N-4, File No. 333- 00165, on October 31, 2007.)


6(b). Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(c). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(d). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(e). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)



6(f). Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6,
                      2016). (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)




6(g).                 Copy of Amended and Restated Bylaws of the Company.
                      (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos.

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      333-152189/811-21262, filed April 5, 2017.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)


7(b)(i). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006) (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(b)(ii).             Service Agreement and Indemnity Combination Coinsurance
                      and Modified Coinsurance Agreement of Certain Annuity
                      Contracts between MetLife Insurance Company of
                      Connecticut and Metropolitan Life Insurance Company -
                      Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective
                      Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)


8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)


8(a). Participation Agreement among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General Life Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment
                      No. 4 to the Registration Statement on Form N-4, File No.
                      333-152189, filed April 4, 2012.)


8(a)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut effective November 17, 2014. (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)



8(a)(iv).             Participation Agreement among Brighthouse Funds Trust I,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment
                      No. 9 to Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 5, 2017.)



8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to the Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to the Registration Statement on Form N-4, File No. 333- 00165 filed on October 31, 2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to the Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      4, 2012.)



8(b)(iv).             Participation Agreement among Brighthouse Funds Trust II,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment
                      No. 9 to Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 5, 2017.)



8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i). Amendment to Participation Agreement Amendment to the Participation Agreements between American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company (Summary) (4/30/10). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152194, on April 4, 2012.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to Exhibit 8(ii)(c) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed
                      November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Effective Amendment No. 26 to MetLife of
                      CT Separate Account Eleven for Variable Annuities'
                      Registration Statement on Form N-4, File Nos.
                      333-101778/21262, filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Effective Amendment No. 26 to MetLife of
                      CT Separate Account Eleven for Variable Annuities'
                      Registration Statement on Form N-4, File Nos.
                      333-101778/21262, filed on April 6, 2016.)



8(c)(v). Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                      Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(d)(ii).             Amendment to the Participation Agreement with Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014.) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to the Registration Statement on Form N-4 File
                      No. 333-200247, filed November 17, 2014.)



8(d)(iii).            Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)




8(d)(iv).             Amended and Restated Participation Agreement Among
                      Variable Insurance Products Funds, Fidelity Distributors
                      Corporation and Brighthouse Life Insurance Company
                      (effective 3-06-17) (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 25, 2018.)



8(e). Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company and The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants Registration Statement on Form N-6 (File No. 333-71349) filed April 9, 2009.)


8(e)(i). Amendment to Participation Agreement currently in effect between Delaware VIP Trust(R), Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P. and Metropolitan Life Insurance Company and MetLife Insurance Company of Connecticut (Summary) (4/30/10). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152194, on April 4, 2011.)


8(e)(ii).             Amendment to the Participation Agreement dated May 1,
                      1998 Among MetLife Insurance Company of Connecticut,
                      Delaware VIP Trust, Delaware Management Company and
                      Delaware Distributors, L.P. (Filed with Post-Effective
                      Amendment No. 7 to this Registration Statement on Form
                      N-4, File No. 333-152194, on April 8, 2015).



8(e)(iii).            Amendment to Participation Agreement Among Brighthouse
                      Life Insurance Company, Delaware VIP Trust, Delaware
                      Management Company and Delaware Distributors, L.P.
                      (03-06-17) (Filed herewith.)



8(f). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4, to the Registration Statement on Form N-4, File No.
                      333-152189, filed April 4, 2012.)


8(f)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23, Amendment No. 152 to the Registration
                      Statement on Form N-4, File No. 333-101778, filed April
                      3, 2013.)


8(f)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/ Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)



8(f)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)


8(f)(vi).             Participation Agreement Among Franklin Templeton Variable
                      Insurance Products Trust, Franklin/Templeton
                      Distributors, Inc., Brighthouse Life Insurance Company,
                      Brighthouse Life Insurance Company of NY and Brighthouse
                      Securities, LLC (03-06-17) (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective
                      Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed on April 25,
                      2018.)



8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(g)(ii).             Amendment No. 9 to Fund Participation Agreement Among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      8, 2015).


8(h). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(h)(i). Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (4/30/10). Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189, filed on April 5, 2011.)


8(h)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)



8(i)(i). Amendment No. 2 to Participation Agreement among MetLife Insurance Company of Connecticut, Wells Fargo Funds Trust and Wells Fargo Funds Distributor, LLC, effective April 30, 2012. (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 File No. 333-152194 filed April 3, 2013.)




8(i)(ii).             Amendment No. 3 to the Participation Agreement dated May
                      1, 1998 Among MetLife Insurance Company of Connecticut,
                      Wells Fargo Variable Trust, Wells Fargo Funds
                      Distributor, LLC and Wells Fargo Funds Management, LLC.
                      (Filed with Post-Effective Amendment No. 7 to this
                      Registration Statement on Form N-4, File No. 333-152194, on April 8, 2015).



9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-152194, on November 20, 2008.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, Peter M. Carlson, John L. Rosenthal, Anant Bhalla, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277


NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------




Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277

Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960



Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277



Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277




Ruth Damien                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277

Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647




Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.   Brighthouse Reinsurance Company of Delaware (DE)
          b.   Brighthouse Life Insurance Company of NY (NY)
          c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.   Brighthouse Renewables Holdings, LLC (DE)
          e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
          f.   Brighthouse Assignment Company (CT)
          g.   ML 1065 Hotel, LLC (DE)
          h.   TIC European Real Estate LP, LLC (DE)
          i.   Euro TL Investments LLC (DE)
          j.   Greater Sandhill I, LLC (DE)
          k.   1075 Peachtree, LLC (DE)
          l.   TLA Holdings LLC (DE)
          m.   The Prospect Company (DE)
          n.   Euro T1 Investments LLC (DE)
          o.   TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (DE)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2018, there were 177,342 owners of qualified contracts and 38,729 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):

     Brighthouse Fund UL for Variable Life Insurance
     Brighthouse Fund UL III for Variable Life Insurance
     Brighthouse Funds Trust I
     Brighthouse Funds Trust II
     Brighthouse Separate Account A
     Brighthouse Separate Account Eleven for Variable Annuities
     Brighthouse Separate Account QPN for Variable Annuities
     Brighthouse Variable Annuity Account B
     Brighthouse Variable Annuity Account C
     Brighthouse Variable Life Account A
     Brighthouse Variable Life Account One
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   -----------------------------------------------
Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277

Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:






                                             (2)
                 (1)                  NET UNDERWRITING         (3)             (4)
          NAME OF PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
             UNDERWRITER                 COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
------------------------------------ ------------------ ----------------- ------------- -------------------
 Brighthouse Securities, LLC+........$599,512,866       $0                $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017.
Brighthouse Securities, LLC was the recipient of these commissions thereafter.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


(a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277



(d)                   Brighthouse Financial, 18205 Crane Nest Dr., Floor 5,
                      Tampa, FL 33647



(e)                   Brighthouse Financial, One Financial Center, 21st Floor,
                      Boston, MA 02111


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph
           (a) - (d) of Rule 6c-7 have been complied with.


(e) The undersigned registrant represents that for its TSA variable annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.


(f) The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the "no-action" position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.


Brighthouse Life Insurance Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company under the Contracts.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 25th day of April, 2018.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 25th day of April, 2018.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J, Lambert
/s/ Peter M. Carlson*      Director and Vice President
------------------------
Peter M. Carlson
/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L.Rosenthal
/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------
                           Officer
Anant Bhalla
/s/ Conor E. Murphy*       Director
------------------------
Conor E. Murphy
/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-In-Fact

       April 25, 2018



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



8.(e)(iii) Amendment to Delaware Participation Agreement


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13.    Powers of Attorney